UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Semi-Annual Report

February 28, 2019

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Managed Futures Strategy Fund (WTMF)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	93.6%
Exchange-Traded Funds	4.8%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.37%, 3/21/19	47.7%
U.S. Treasury Bill, 2.38%, 4/4/19	45.9%
WisdomTree Floating Rate Treasury Fund (USFR)	4.8%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree fund, please see page 44 of this report.

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the ‘‘Fund’’) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the ‘‘Index’’). The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to potentially benefit as the U.S. dollar appreciates in value relative to a basket of global currencies. Although the Fund invests in short-term, investment grade instruments, the Fund is not a ‘‘money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.60	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.16%	7.60%	0.00%	3.42%	3.16%
Fund Market Price Returns	2.18%	7.74%	0.02%	3.42%	3.17%
Bloomberg Dollar Total Return Index	1.74%	6.78%	-0.14%	3.59%	3.36%
Bloomberg Dollar Spot Index	0.63%	4.79%	-1.09%	3.19%	2.99%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	62.4%
Exchange-Traded Funds	3.6%
Repurchase Agreement	31.4%
Other Assets less Liabilities‡	2.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.17%, 4/4/19	62.4%
Citigroup, Inc., tri-party repurchase agreement, 2.62%, 3/1/19††	31.4%
WisdomTree Floating Rate Treasury Fund (USFR)	3.6%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree fund, please see page 44 of this report.

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Brazilian Real Strategy Fund (the ‘‘Fund’’) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Brazilian currency and money market rates. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a ‘‘money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,124.90	0.45%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	12.49%	-9.16%	9.68%	-0.83%	3.15%
Fund Market Price Returns	11.30%	-9.10%	10.11%	-0.79%	3.30%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	12.86%	-8.48%	10.33%	-0.30%	3.89%
Brazilian real	9.86%	-13.37%	2.00%	-9.03%	-4.46%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	64.1%
Exchange-Traded Funds	3.7%
Repurchase Agreement	29.2%
Other Assets less Liabilities‡	3.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.37%, 3/21/19	32.3%
U.S. Treasury Bill, 2.38%, 4/4/19	31.8%
Citigroup, Inc., tri-party repurchase agreement, 2.62%, 3/1/19††	29.2%
WisdomTree Floating Rate Treasury Fund (USFR)	3.7%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree fund, please see page 44 of this report.

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Chinese Yuan Strategy Fund (the ‘‘Fund’’) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a ‘‘money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,039.70	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.97%	-2.03%	2.47%	1.01%	1.27%
Fund Market Price Returns	3.98%	-2.37%	2.38%	0.95%	1.25%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	4.16%	-1.39%	3.50%	2.30%	2.21%
Chinese yuan	2.30%	-5.22%	-0.67%	-1.73%	0.23%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	61.1%
Exchange-Traded Funds	3.9%
Repurchase Agreement	31.8%
Other Assets less Liabilities‡	3.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.38%, 4/4/19	32.0%
Citigroup, Inc., tri-party repurchase agreement, 2.62%, 3/1/19††	31.8%
U.S. Treasury Bill, 2.37%, 3/21/19	29.1%
WisdomTree Floating Rate Treasury Fund (USFR)	3.9%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree fund, please see page 44 of this report.

††	Fully collateralized by U.S. Government securities.

The WisdomTree Emerging Currency Strategy Fund (the ‘‘Fund’’) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a ‘‘money market’’ fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,055.00	0.55%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.50%	-4.35%	4.32%	-0.90%	0.46%
Fund Market Price Returns	5.50%	-4.36%	4.28%	-0.94%	0.35%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	4.57%	-2.95%	4.70%	-0.24%	1.32%
Equal-Weighted Emerging Currency Composite	5.99%	-3.24%	5.21%	-0.06%	1.29%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 6, 2009.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown†

Country	% of Net Assets
Thailand	12.8%
Australia	12.1%
India	10.5%
Hong Kong	8.7%
Indonesia	6.7%
Malaysia	6.4%
New Zealand	6.1%
Philippines	4.9%
South Korea	4.7%
China	4.2%
Singapore	4.1%
Multi-National	2.1%
United States	14.6%
Other Assets less Liabilities‡	2.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 2.62%, 3/1/19††	14.6%
India Government Bond, 7.72%, 5/25/25	4.3%
India Government Bond, 7.80%, 4/11/21	4.0%
Queensland Treasury Corp., 6.00%, 7/21/22, Series 22, Reg S	3.3%
Thailand Government Bond, 3.85%, 12/12/25	3.2%
Philippine Government Bond, 4.63%, 12/4/22, Series R511	3.1%
Indonesia Treasury Bond, 9.00%, 3/15/29, Series FR71	3.0%
Treasury Corp. of Victoria, 5.50%, 12/17/24, Series 1224	3.0%
Australia Government Bond, 2.75%, 11/21/29, Series 154, Reg S	2.9%
Western Australian Treasury Corp., 5.00%, 7/23/25, Series 25, Reg S	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Asia Local Debt Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,042.10	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.21%	-0.88%	3.02%	0.47%	0.55%
Fund Market Price Returns	4.39%	-0.93%	2.97%	0.50%	0.53%
Markit iBoxx Asian Local Bond Index	4.98%	1.82%	4.38%	2.85%	2.74%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 17, 2011.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown†

Country	% of Net Assets
China	8.1%
Brazil	7.7%
Turkey	6.9%
Russia	6.7%
Mexico	5.8%
Chile	5.6%
United Arab Emirates	4.7%
India	4.7%
Indonesia	4.2%
Peru	4.1%
Colombia	4.1%
Israel	3.2%
Morocco	3.0%
Luxembourg	2.7%
Netherlands	2.5%
South Korea	2.4%
Argentina	2.2%
Thailand	2.1%
Kazakhstan	1.9%
South Africa	1.7%
Saudi Arabia	1.4%
Singapore	1.3%
Panama	1.2%
Philippines	1.1%
United States	1.1%
Egypt	1.0%
Malaysia	1.0%
Jamaica	0.9%
Kuwait	0.7%
Ghana	0.5%
Nigeria	0.5%
Zambia	0.4%
Other Assets less Liabilities‡	4.6%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
OCP S.A., 5.63%, 4/25/24, Reg S	2.5%
Woori Bank, 4.75%, 4/30/24, Reg S	2.4%
Abu Dhabi National Energy Co. PJSC, 4.38%, 6/22/26, Reg S	2.4%
Petrobras Global Finance B.V., 5.75%, 2/1/29	1.6%
Cemex S.A.B. de C.V., 7.75%, 4/16/26, Reg S	1.5%
Banco de Credito del Peru, 6.13%, 4/24/27, Reg S	1.5%
Bank of China Ltd., 5.00%, 11/13/24, Reg S	1.5%
Gazprom Neft OAO via GPN Capital S.A., 6.00%, 11/27/23, Reg S	1.5%
Saudi Government International Bond, 4.00%, 4/17/25	1.4%
KazMunayGas National Co. JSC, 4.75%, 4/19/27, Reg S	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,050.00	0.60%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.00%	2.36%	6.62%	3.03%	3.65%
Fund Market Price Returns	5.08%	2.21%	6.91%	3.20%	3.63%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	4.92%	3.24%	6.66%	4.67%	4.76%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown†

Country	% of Net Assets
Brazil	11.7%
Indonesia	10.0%
Poland	7.0%
Russia	7.0%
Mexico	7.0%
India	6.3%
Thailand	4.8%
Multi-National	4.7%
South Africa	4.4%
Colombia	3.5%
Chile	3.5%
Peru	3.4%
Turkey	3.2%
China	2.8%
Philippines	2.0%
Malaysia	2.0%
Hungary	1.9%
Romania	1.8%
Argentina	1.6%
Senegal	0.9%
Hong Kong	0.8%
United States	6.8%
Other Assets less Liabilities‡	2.9%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 2.62%, 3/1/19††	6.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21, Series F	3.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	1.9%
Indonesia Treasury Bond, 8.75%, 5/15/31, Series FR73	1.8%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	1.8%
Brazil Letras do Tesouro Nacional, 9.02%, 7/1/20, Series LTN	1.7%
Indonesia Treasury Bond, 8.25%, 6/15/32, Series FR58	1.7%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	1.5%
India Government Bond, 7.68%, 12/15/23	1.5%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27, Series F	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Emerging Markets Local Debt Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,094.70	0.55%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	9.47%	-6.28%	5.76%	-0.44%	0.21%
Fund Market Price Returns	9.46%	-6.13%	5.92%	-0.35%	0.13%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	9.27%	-5.38%	6.77%	0.06%	0.93%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Notes, 2.47%, 10/31/20	28.3%
U.S. Treasury Floating Rate Notes, 2.46%, 7/31/20	26.8%
U.S. Treasury Floating Rate Notes, 2.45%, 4/30/20	25.2%
U.S. Treasury Floating Rate Notes, 2.54%, 1/31/21	19.5%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Treasury Floating Rate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in floating rate public obligations of the U.S. Treasury. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,010.50	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.05%	1.94%	1.25%	0.74%	0.72%
Fund Market Price Returns	1.01%	2.02%	1.40%	0.73%	0.71%
Bloomberg U.S. Treasury Floating Rate Bond Index	1.11%	2.10%	1.42%	0.90%	0.88%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	84.5%
Foreign Corporate Bonds	12.1%
Other Assets less Liabilities‡	3.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sprint Corp., 7.88%, 9/15/23	0.7%
Bausch Health Cos., Inc., 5.88%, 5/15/23	0.6%
Tenet Healthcare Corp., 8.13%, 4/1/22	0.6%
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	0.6%
Altice Luxembourg S.A., 7.75%, 5/15/22	0.5%
Prime Security Services Borrower LLC, 9.25%, 5/15/23	0.5%
Altice Financing S.A., 6.63%, 2/15/23	0.5%
Community Health Systems, Inc., 6.25%, 3/31/23	0.5%
Nielsen Finance LLC, 5.00%, 4/15/22	0.4%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests mainly in short-term non-investment grade U.S. corporate fixed income securities having effective maturities generally shorter than five years and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,007.60	0.43%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.76%	3.09%	8.94%	3.55%	3.57%
Fund Market Price Returns	0.31%	2.71%	9.78%	3.57%	3.47%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index	0.91%	3.99%	10.25%	4.04%	4.20%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	35.1%
U.S. Government Agencies	29.7%
Corporate Bonds	22.7%
Foreign Corporate Bonds	3.8%
Commercial Mortgage-Backed Securities	1.9%
Foreign Government Agencies	1.6%
Supranational Bonds	1.0%
Foreign Government Obligations	1.0%
Asset-Backed Securities	0.5%
Municipal Bonds	0.3%
Repurchase Agreement	2.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 2.62%, 3/1/19††	2.2%
U.S. Treasury Note, 1.75%, 5/15/23	0.9%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	0.9%
U.S. Treasury Bond, 2.50%, 5/15/46	0.8%
U.S. Treasury Note, 1.50%, 8/15/26	0.8%
U.S. Treasury Note, 2.13%, 3/31/24	0.8%
U.S. Treasury Note, 2.50%, 3/31/23	0.7%
U.S. Treasury Note, 1.38%, 10/31/20	0.7%
U.S. Treasury Note, 2.00%, 4/30/24	0.7%
U.S. Treasury Note, 1.13%, 2/28/21	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the ‘‘Index’’). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,010.00	0.23%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.00%	1.70%	2.57%	1.06%	1.11%
Fund Market Price Returns	0.77%	1.65%	2.68%	1.10%	1.16%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	0.85%	1.63%	2.54%	1.48%	1.53%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	83.7%
Foreign Corporate Bonds	10.9%
Other Assets less Liabilities‡	5.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sprint Corp., 7.88%, 9/15/23	0.8%
Bausch Health Cos., Inc., 5.88%, 5/15/23	0.6%
Tenet Healthcare Corp., 8.13%, 4/1/22	0.6%
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	0.6%
Xerox Corp., 4.50%, 5/15/21	0.5%
Altice Luxembourg S.A., 7.75%, 5/15/22	0.5%
Community Health Systems, Inc., 6.25%, 3/31/23	0.5%
Sprint Communications, Inc., 6.00%, 11/15/22	0.5%
Prime Security Services Borrower LLC, 9.25%, 5/15/23	0.5%
Navient Corp., 8.00%, 3/25/20	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Negative Duration High Yield Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests mainly in short-term non-investment grade U.S. corporate fixed income securities having effective maturities generally shorter than five years and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates negative seven years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.40	0.48%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.06%	1.14%	9.18%	1.22%	0.78%
Fund Market Price Returns	-0.97%	-0.71%	9.09%	1.25%	0.66%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index	0.16%	2.22%	11.35%	2.39%	2.10%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	33.6%
U.S. Government Agencies	31.1%
Corporate Bonds	21.7%
Foreign Corporate Bonds	4.0%
Commercial Mortgage-Backed Securities	2.3%
Supranational Bonds	1.2%
Foreign Government Agencies	1.1%
Foreign Government Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Bonds	0.3%
U.S. Government Agencies Sold Short	-3.3%
Other Assets less Liabilities‡	6.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Note, 1.25%, 3/31/21	1.8%
U.S. Treasury Note, 1.63%, 10/31/23	1.2%
U.S. Treasury Note, 1.38%, 9/30/23	0.9%
U.S. Treasury Note, 1.88%, 12/15/20	0.8%
U.S. Treasury Note, 1.13%, 2/28/21	0.8%
U.S. Treasury Note, 2.13%, 2/29/24	0.7%
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	0.7%
U.S. Treasury Note, 3.13%, 5/15/21	0.7%
U.S. Treasury Note, 1.50%, 6/15/20	0.6%
U.S. Treasury Note, 2.13%, 11/30/23	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Negative Duration U.S. Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the ‘‘Index’’). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates negative five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,008.40	0.28%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.84%	0.49%	2.80%	-0.46%	-0.86%
Fund Market Price Returns	0.42%	0.06%	2.87%	-0.47%	-0.83%
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	0.96%	0.92%	3.14%	0.20%	-0.15%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

Country Breakdown†

Country	% of Net Assets
United States	59.6%
United Kingdom	10.0%
Germany	6.5%
Italy	5.2%
Japan	3.3%
Canada	3.2%
Spain	2.8%
France	2.1%
Luxembourg	1.3%
Netherlands	1.2%
Multi-National	1.1%
Ireland	0.9%
Austria	0.8%
Belgium	0.6%
Sweden	0.3%
Portugal	0.2%
Switzerland	0.2%
Finland	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	56.9%
United Kingdom Gilt, 1.75%, 9/7/37, Reg S	2.0%
Italy Buoni Poliennali Del Tesoro, 0.05%, 4/15/21	1.7%
United Kingdom Gilt, 1.00%, 4/22/24, Reg S	1.6%
United Kingdom Gilt, 1.50%, 1/22/21, Reg S	1.3%
HeidelbergCement Finance Luxembourg S.A., 1.50%, 6/14/27, Reg S	1.3%
United Kingdom Gilt, 1.63%, 10/22/71, Reg S	1.3%
Japan Government Ten Year Bond, 0.10%, 6/20/28, Series 351	1.1%
Spain Government Bond, 1.40%, 7/30/28, Reg S	1.1%
United Kingdom Gilt, 1.63%, 10/22/28, Reg S	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the underlying WisdomTree fund, please see pages 100-128 of this report.

The WisdomTree Yield Enhanced Global Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Global Aggregate Enhanced Yield Index (USD Hedged) (the “Index”). In seeking to track the Index, the Fund mainly invests in global investment grade fixed income securities while attempting to neutralize the exposure to the fluctuation in the value of foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund may invest in exchange-traded funds (each, an “Underlying Fund”) that invests in component securities of the Index or securities that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,025.20	0.13%[2]	$0.28
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	0.13%[2]	$0.65
[1]

Fund commenced operations on December 13, 2018. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 78/365 (to reflect the period since commencement of operations).

[2]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in each Underlying Fund through December 31, 2021, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The Annualized Net Expense Ratio shown in the Shareholder Expense Example excludes the impact of AFFEs. If the impact of AFFEs had been included, the Annualized Net Expense Ratio would have been higher per the stated net expense ratio in the Fund’s prospectus dated January 1, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	38.9%
U.S. Government Agencies	24.7%
U.S. Government Obligations	18.7%
Foreign Corporate Bonds	7.0%
Commercial Mortgage-Backed Securities	7.0%
Foreign Government Obligations	2.3%
Municipal Bonds	0.4%
Foreign Government Agencies	0.3%
Asset-Backed Securities	0.1%
U.S. Government Agencies Sold Short	-0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Federal National Mortgage Association, 7.25%, 5/15/30	0.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/31	0.5%
Tennessee Valley Authority, 5.25%, 9/15/39	0.4%
Federal National Mortgage Association, 6.63%, 11/15/30	0.4%
U.S. Treasury Note, 1.13%, 3/31/20	0.4%
Federal National Mortgage Association, 3.00%, 9/1/43	0.3%
U.S. Treasury Bond, 3.63%, 2/15/44	0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, 3.75%, 11/25/29, Series K155, Class A1	0.3%
U.S. Treasury Bond, 3.00%, 2/15/48	0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, 3.22%, 3/25/27, Series K064, Class A2	0.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Aggregate Enhanced Yield Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,019.10	0.12%[1]	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%[1]	$0.60
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.91%	2.58%	2.47%	2.49%
Fund Market Price Returns	2.04%	2.78%	2.45%	2.53%
Bloomberg Barclays U.S. Aggregate Enhanced Yield Index	2.06%	2.85%	2.73%	2.73%
Bloomberg Barclays U.S. Aggregate Index	1.99%	3.17%	1.69%	2.10%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	49.3%
U.S. Government Obligations	33.2%
Commercial Mortgage-Backed Securities	10.2%
Foreign Corporate Bonds	8.0%
U.S. Government Agencies	2.3%
Foreign Government Obligations	1.4%
Asset-Backed Securities	1.2%
Foreign Government Agencies	0.1%
Other Assets less Liabilities‡	-5.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.41%, 3/1/19	4.7%
U.S. Treasury Bill, 2.44%, 4/2/19	4.6%
U.S. Treasury Note, 2.88%, 9/30/23	3.0%
COMM Mortgage Trust, 3.04%, 11/10/49, Series 2016-CD2, Class A2	2.0%
U.S. Treasury Note, 2.63%, 7/15/21	2.0%
U.S. Treasury Note, 2.75%, 8/31/23	1.8%
Federal Home Loan Mortgage Corp., 3.50%, 3/1/34	1.7%
U.S. Treasury Note, 2.50%, 8/15/23	1.5%
ABB Finance USA, Inc., 2.88%, 5/8/22	1.4%
U.S. Treasury Note, 1.88%, 1/31/22	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests mainly in short-term U.S. investment grade fixed income securities having effective maturities generally shorter than five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.00	0.12%[1]	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%[1]	$0.60
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.10%	3.06%	1.39%
Fund Market Price Returns	2.14%	3.01%	1.49%
Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index	2.17%	3.23%	1.61%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	96.1%
Other Assets less Liabilities‡	3.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.43%, 5/23/19	96.1%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the CBOE Russell 2000 PutWrite Index (the ‘‘Index’’), a collateralized put write strategy on the Russell 2000 Index. The strategy is designed to receive a premium from the option buyer by selling (i.e. writing) a sequence of one-month, at-the-money, Russell 2000 Index put options.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$873.60	0.43%[1]	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through December 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-12.64%	-4.65%	-6.94%
Fund Market Price Returns	-12.57%	-4.51%	-6.91%
CBOE Russell 2000 PutWrite Index	-12.00%	-3.49%	-5.99%
Russell 2000® Index	-8.86%	5.58%	1.09%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on February 1, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	97.3%
Other Assets less Liabilities‡	2.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.42%, 5/16/19	68.6%
U.S. Treasury Bill, 2.44%, 5/23/19	28.7%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the ‘‘Index’’), a collateralized put write strategy on the S&P 500 Index. The strategy is designed to receive a premium from the option buyer by selling (i.e. writing) a sequence of one-month, at-the-money, S&P 500 Index put options.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$924.30	0.38%[1]	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38%[1]	$1.91
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through December 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-7.57%	-1.41%	5.96%	6.00%
Fund Market Price Returns	-7.71%	-1.66%	5.87%	5.91%
CBOE S&P 500 PutWrite Index	-7.33%	-0.70%	6.55%	6.62%
S&P 500® Index	-3.04%	4.68%	15.28%	15.27%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Performance Summary

as of February 28, 2019 (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	91.3%
Other Assets less Liabilities‡	8.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 2.38%, 3/21/19	75.9%
U.S. Treasury Bill, 2.42%, 3/14/19	12.4%
U.S. Treasury Bill, 2.40%, 3/7/19	3.0%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the ‘‘Fund’’) seeks to provide investors with positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy and intends to invest in a combination of diversified futures contracts for commodities, currencies and interest rates.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$991.40	0.65%[1]	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%[1]	$3.26
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.65% through December 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.86%	1.67%	-1.99%	-0.24%	-2.47%
Fund Market Price Returns	-1.03%	1.70%	-2.02%	-0.27%	-2.50%
Diversified Trends Indicator/WisdomTree Managed Futures Spliced Index[2]	-0.28%	2.74%	-1.00%	0.80%	-1.40%
S&P Diversified Trends Indicator Index	-3.30%	-1.43%	-0.87%	0.71%	-1.42%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.

[2]	Diversified Trends Indicator Index through June 30, 2016; WisdomTree Managed Futures Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Bloomberg Barclays Global Aggregate Enhanced Yield Index:

The Bloomberg Barclays Global Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays Global Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Barclays U.S. Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg Barclays U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg Barclays U.S. Aggregate Bond Index that generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg Barclays U.S. Aggregate Index:

The Bloomberg Barclays U.S. Aggregate Index represents the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, as well as mortgage- and asset-backed securities.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

CBOE® Russell 2000 PutWrite Index:

The CBOE® Russell 2000 PutWrite Index tracks the value of a cash-secured (i.e. collateralized) put option sales strategy, which consists of selling (or “writing”) Russell 2000® Index put options and investing the sale proceeds in one-month Treasury bills.

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e. collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward (“NDF”) currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short

WisdomTree Trust	21

Description of Terms and Indexes (unaudited) (continued)

maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization-weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

Markit iBoxx Asian Local Bond Index:

The Markit iBoxx Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: South Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

22	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

Russell 2000® Index:

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

S&P Diversified Trends Indicator Index:

The S&P Diversified Trends Indicator Index is a diversified composite of global commodity and financial futures that are highly liquid.

Spot Rate and NDF Rate Returns:

A “spot” rate is the foreign exchange rate on foreign exchange contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Brazilian real spot return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot and the beginning of period spot rate using WM/Reuters London closing rates. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

WisdomTree Managed Futures Index:

The WisdomTree Managed Futures Index is a long/short, rules-based index designed to provide exposure to a portfolio consisting of diversified futures contracts for commodities, currencies and interest rates. On a monthly basis, assets with lower realized volatility will be selected, and a determination to go long or short the futures contracts of the selected assets under a proprietary composite momentum framework will be made. The composite momentum framework incorporates multiple momentum signals to decide the direction and weight in the index.

* * * * * *

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) or Bloomberg licensors own all proprietary rights in the BLOOMBERG BARCLAYS INDICES. Neither Bloomberg nor Barclays Bank Plc or Barclays Capital Inc. or their affiliates (collectively “Barclays”) guarantee the timeliness, accuracy or completeness of any data or information relating to BLOOMBERG BARCLAYS INDICES or make any warranty, express or implied, as to the BLOOMBERG BARCLAYS INDICES or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. It is not possible to invest directly in an index. Back-tested performance is not actual performance. Past performance is not an indication of future results. To the maximum extent allowed by law, Bloomberg and its licensors, and their respective employees, contractors, agents, suppliers and vendors shall have no liability or responsibility whatsoever for any injury or damages — whether direct, indirect, consequential, incidental, punitive or otherwise — arising in connection with BLOOMBERG BARCLAYS INDICES or any data or values relating thereto — whether arising from their negligence or otherwise. This document constitutes the provision of factual information, rather than financial product advice. Nothing in the BLOOMBERG BARCLAYS INDICES shall constitute or be construed as an offering of financial instruments or as investment advice or investment recommendations (i.e., recommendations as to whether or not to “buy,” “sell,” “hold” or enter into any other

WisdomTree Trust	23

Description of Terms and Indexes (unaudited) (continued)

transaction involving a specific interest) by Bloomberg or its affiliates or licensors or a recommendation as to an investment or other strategy. Data and other information available via the BLOOMBERG BARCLAYS INDICES should not be considered as information sufficient upon which to base an investment decision. All information provided by the BLOOMBERG BARCLAYS INDICES is impersonal and not tailored to the needs of any specific person, entity or group of persons. Bloomberg and its affiliates express no opinion on the future or expected value of any security or other interest and do not explicitly or implicitly recommend or suggest an investment strategy of any kind. In addition, Barclays is not the issuer or producer of the BLOOMBERG BARCLAYS INDICES and has no responsibilities, obligations or duties to investors in these indices. While Bloomberg may for itself execute transactions with Barclays in or relating to the BLOOMBERG BARCLAYS INDICES, investors in the BLOOMBERG BARCLAYS INDICES do not enter into any relationship with Barclays and Barclays does not sponsor, endorse, sell or promote, and Barclays makes no representation regarding the advisability or use of, the BLOOMBERG BARCLAYS INDICES or any data included therein. Investors should consider obtaining independent advice before making any financial decisions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE BofA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE Russell 2000 PutWrite Index (“Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by WisdomTree. The WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (the “Fund”) is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together, the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to WisdomTree or its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 PutWrite Index.

24	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Trust	25

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 93.6%

U.S. Treasury Bills – 93.6%

U.S. Treasury Bills
2.37%, 3/21/19*	$22,618,000	$22,588,581
2.38%, 4/4/19*	21,798,000	21,749,634
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $44,338,553)		44,338,215
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.8%

United States – 4.8%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $2,284,555)	91,000	$2,283,190

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $46,623,108)		46,621,405

Other Assets less Liabilities – 1.6%		749,966

NET ASSETS – 100.0%		$47,371,371
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	3/6/2019	690,690	AUD	489,954	USD	$9	$—
Bank of America N.A.	3/6/2019	1,493,520	CAD	1,135,032	USD	34	—
Bank of America N.A.	3/6/2019	444,780	CHF	445,721	USD	11	—
Bank of America N.A.	3/6/2019	1,999,620	CNH	298,423	USD	—	(13)
Bank of America N.A.	3/6/2019	2,727,480	EUR	3,102,798	USD	87	—
Bank of America N.A.	3/6/2019	794,010	GBP	1,053,277	USD	—	(36)
Bank of America N.A.	3/6/2019	15,147,720	INR	214,042	USD	—	(1,126)
Bank of America N.A.	3/6/2019	195,538,560	JPY	1,754,475	USD	47	—
Bank of America N.A.	3/6/2019	412,256,040	KRW	366,776	USD	—	(218)
Bank of America N.A.	3/6/2019	19,148,850	MXN	992,766	USD	40	—
Bank of America N.A.	3/6/2019	573,924	USD	789,180	AUD	14,094	—
Bank of America N.A.	3/6/2019	1,299,573	USD	1,706,250	CAD	2,834	—
Bank of America N.A.	3/6/2019	512,469	USD	508,200	CHF	3,182	—
Bank of America N.A.	3/6/2019	340,682	USD	2,284,800	CNH	—	(287)
Bank of America N.A.	3/6/2019	3,575,870	USD	3,116,400	EUR	30,535	—
Bank of America N.A.	3/6/2019	1,191,733	USD	907,200	GBP	—	(11,653)
Bank of America N.A.	3/6/2019	242,567	USD	17,307,150	INR	—	(702)
Bank of America N.A.	3/6/2019	2,055,877	USD	223,415,850	JPY	51,219	—
Bank of America N.A.	3/6/2019	423,626	USD	471,030,000	KRW	4,809	—
Bank of America N.A.	3/6/2019	1,139,139	USD	21,878,850	MXN	4,791	—
Bank of America N.A.	4/4/2019	504,490	USD	710,850	AUD	—	(22)
Bank of America N.A.	4/4/2019	1,137,122	USD	1,495,200	CAD	—	(41)
Bank of America N.A.	4/4/2019	447,366	USD	445,200	CHF	—	(18)
Bank of America N.A.	4/4/2019	298,200	USD	1,998,150	CNH	—	—
Bank of America N.A.	4/4/2019	3,131,215	USD	2,745,750	EUR	—	(119)
Bank of America N.A.	4/4/2019	1,040,629	USD	783,300	GBP	31	—
Bank of America N.A.	4/4/2019	213,660	USD	15,200,850	INR	819	—
Bank of America N.A.	4/4/2019	1,791,866	USD	199,241,700	JPY	—	(58)
Bank of America N.A.	4/4/2019	370,144	USD	416,875,200	KRW	—	(829)
Bank of America N.A.	4/4/2019	998,892	USD	19,354,650	MXN	—	(52)
Citibank N.A.	3/6/2019	282,000	AUD	202,266	USD	—	(2,221)
Citibank N.A.	3/6/2019	690,690	AUD	489,973	USD	—	(9)
Citibank N.A.	3/6/2019	609,000	CAD	461,731	USD	1,105	—
Citibank N.A.	3/6/2019	1,493,520	CAD	1,135,070	USD	—	(4)
Citibank N.A.	3/6/2019	182,000	CHF	182,073	USD	317	—
Citibank N.A.	3/6/2019	444,780	CHF	445,732	USD	—	—
Citibank N.A.	3/6/2019	816,000	CNH	122,107	USD	—	(332)
Citibank N.A.	3/6/2019	1,999,620	CNH	298,392	USD	18	—
Citibank N.A.	3/6/2019	1,113,000	EUR	1,265,274	USD	917	—
Citibank N.A.	3/6/2019	2,727,480	EUR	3,102,890	USD	—	(6)

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	3/6/2019	324,000	GBP	424,674	USD	$5,107	$—
Citibank N.A.	3/6/2019	794,010	GBP	1,053,244	USD	—	(2)
Citibank N.A.	3/6/2019	6,181,000	INR	87,198	USD	—	(318)
Citibank N.A.	3/6/2019	15,147,720	INR	213,849	USD	—	(933)
Citibank N.A.	3/6/2019	79,791,000	JPY	718,990	USD	—	(3,044)
Citibank N.A.	3/6/2019	195,538,560	JPY	1,754,519	USD	2	—
Citibank N.A.	3/6/2019	168,225,000	KRW	150,791	USD	—	(1,213)
Citibank N.A.	3/6/2019	412,256,040	KRW	366,180	USD	379	—
Citibank N.A.	3/6/2019	7,814,000	MXN	407,837	USD	—	(2,707)
Citibank N.A.	3/6/2019	19,148,850	MXN	992,828	USD	—	(22)
Citibank N.A.	3/6/2019	437,263	USD	601,280	AUD	10,726	—
Citibank N.A.	3/6/2019	990,129	USD	1,300,000	CAD	2,137	—
Citibank N.A.	3/6/2019	390,460	USD	387,200	CHF	2,432	—
Citibank N.A.	3/6/2019	259,552	USD	1,740,800	CNH	—	(234)
Citibank N.A.	3/6/2019	2,724,600	USD	2,374,400	EUR	23,393	—
Citibank N.A.	3/6/2019	907,962	USD	691,200	GBP	—	(8,903)
Citibank N.A.	3/6/2019	184,728	USD	13,186,400	INR	—	(620)
Citibank N.A.	3/6/2019	1,566,365	USD	170,221,600	JPY	39,006	—
Citibank N.A.	3/6/2019	322,772	USD	358,880,000	KRW	3,673	—
Citibank N.A.	3/6/2019	867,817	USD	16,669,600	MXN	3,552	—
Citibank N.A.	4/4/2019	504,497	USD	710,850	AUD	—	(15)
Citibank N.A.	4/4/2019	1,137,135	USD	1,495,200	CAD	—	(28)
Citibank N.A.	4/4/2019	447,379	USD	445,200	CHF	—	(5)
Citibank N.A.	4/4/2019	298,161	USD	1,998,150	CNH	—	—
Citibank N.A.	4/4/2019	3,131,300	USD	2,745,750	EUR	—	(34)
Citibank N.A.	4/4/2019	1,040,591	USD	783,300	GBP	—	(8)
Citibank N.A.	4/4/2019	213,695	USD	15,200,850	INR	854	—
Citibank N.A.	4/4/2019	1,791,906	USD	199,241,700	JPY	—	(18)
Citibank N.A.	4/4/2019	370,549	USD	416,875,200	KRW	—	(425)
Citibank N.A.	4/4/2019	998,932	USD	19,354,650	MXN	—	(13)
HSBC Holdings PLC	3/6/2019	187,000	AUD	135,995	USD	—	(3,341)
HSBC Holdings PLC	3/6/2019	404,000	CAD	307,710	USD	—	(673)
HSBC Holdings PLC	3/6/2019	120,000	CHF	121,015	USD	—	(758)
HSBC Holdings PLC	3/6/2019	542,000	CNH	80,828	USD	57	—
HSBC Holdings PLC	3/6/2019	739,000	EUR	848,014	USD	—	(7,300)
HSBC Holdings PLC	3/6/2019	215,000	GBP	282,432	USD	2,762	—
HSBC Holdings PLC	3/6/2019	4,102,000	INR	57,636	USD	22	—
HSBC Holdings PLC	3/6/2019	52,958,000	JPY	487,331	USD	—	(12,151)
HSBC Holdings PLC	3/6/2019	111,651,000	KRW	100,513	USD	—	(1,238)
HSBC Holdings PLC	3/6/2019	5,186,000	MXN	270,006	USD	—	(1,129)
JP Morgan Chase Bank N.A.	3/6/2019	526,240	AUD	373,297	USD	6	—
JP Morgan Chase Bank N.A.	3/6/2019	1,137,920	CAD	864,793	USD	20	—
JP Morgan Chase Bank N.A.	3/6/2019	338,880	CHF	339,599	USD	6	—
JP Morgan Chase Bank N.A.	3/6/2019	1,523,520	CNH	227,370	USD	—	(9)
JP Morgan Chase Bank N.A.	3/6/2019	2,078,080	EUR	2,364,063	USD	39	—
JP Morgan Chase Bank N.A.	3/6/2019	604,960	GBP	802,489	USD	—	(19)
JP Morgan Chase Bank N.A.	3/6/2019	11,541,120	INR	162,904	USD	—	(683)
JP Morgan Chase Bank N.A.	3/6/2019	148,981,760	JPY	1,336,755	USD	23	—
JP Morgan Chase Bank N.A.	3/6/2019	314,099,840	KRW	278,992	USD	291	—
JP Morgan Chase Bank N.A.	3/6/2019	14,589,600	MXN	756,419	USD	5	—
JP Morgan Chase Bank N.A.	3/6/2019	573,920	USD	789,180	AUD	14,090	—
JP Morgan Chase Bank N.A.	3/6/2019	1,299,575	USD	1,706,250	CAD	2,836	—
JP Morgan Chase Bank N.A.	3/6/2019	512,477	USD	508,200	CHF	3,189	—
JP Morgan Chase Bank N.A.	3/6/2019	340,682	USD	2,284,800	CNH	—	(287)
JP Morgan Chase Bank N.A.	3/6/2019	3,575,941	USD	3,116,400	EUR	30,607	—

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	3/6/2019	1,191,731	USD	907,200	GBP	$—	$(11,656)
JP Morgan Chase Bank N.A.	3/6/2019	243,020	USD	17,307,150	INR	—	(249)
JP Morgan Chase Bank N.A.	3/6/2019	2,055,907	USD	223,415,850	JPY	51,249	—
JP Morgan Chase Bank N.A.	3/6/2019	423,748	USD	471,030,000	KRW	4,931	—
JP Morgan Chase Bank N.A.	3/6/2019	1,138,996	USD	21,878,850	MXN	4,648	—
JP Morgan Chase Bank N.A.	4/4/2019	384,370	USD	541,600	AUD	—	(20)
JP Morgan Chase Bank N.A.	4/4/2019	866,386	USD	1,139,200	CAD	—	(23)
JP Morgan Chase Bank N.A.	4/4/2019	340,856	USD	339,200	CHF	—	(7)
JP Morgan Chase Bank N.A.	4/4/2019	227,193	USD	1,522,400	CNH	—	—
JP Morgan Chase Bank N.A.	4/4/2019	2,385,711	USD	2,092,000	EUR	—	(68)
JP Morgan Chase Bank N.A.	4/4/2019	792,855	USD	596,800	GBP	19	—
JP Morgan Chase Bank N.A.	4/4/2019	162,802	USD	11,581,600	INR	638	—
JP Morgan Chase Bank N.A.	4/4/2019	1,365,250	USD	151,803,200	JPY	—	(26)
JP Morgan Chase Bank N.A.	4/4/2019	282,293	USD	317,619,200	KRW	—	(354)
JP Morgan Chase Bank N.A.	4/4/2019	761,009	USD	14,746,400	MXN	—	(92)
Societe Generale	3/6/2019	690,690	AUD	490,031	USD	—	(68)
Societe Generale	3/6/2019	1,493,520	CAD	1,135,049	USD	17	—
Societe Generale	3/6/2019	444,780	CHF	445,685	USD	47	—
Societe Generale	3/6/2019	1,999,620	CNH	298,406	USD	4	—
Societe Generale	3/6/2019	2,727,480	EUR	3,102,634	USD	251	—
Societe Generale	3/6/2019	794,010	GBP	1,053,199	USD	43	—
Societe Generale	3/6/2019	15,147,720	INR	212,981	USD	—	(65)
Societe Generale	3/6/2019	195,538,560	JPY	1,754,512	USD	10	—
Societe Generale	3/6/2019	412,256,040	KRW	366,717	USD	—	(159)
Societe Generale	3/6/2019	19,148,850	MXN	992,698	USD	108	—
Societe Generale	3/6/2019	573,892	USD	789,180	AUD	14,062	—
Societe Generale	3/6/2019	1,299,813	USD	1,706,250	CAD	3,073	—
Societe Generale	3/6/2019	512,479	USD	508,200	CHF	3,192	—
Societe Generale	3/6/2019	340,898	USD	2,284,800	CNH	—	(71)
Societe Generale	3/6/2019	3,575,539	USD	3,116,400	EUR	30,205	—
Societe Generale	3/6/2019	1,191,698	USD	907,200	GBP	—	(11,688)
Societe Generale	3/6/2019	242,533	USD	17,307,150	INR	—	(736)
Societe Generale	3/6/2019	2,055,816	USD	223,415,850	JPY	51,158	—
Societe Generale	3/6/2019	423,645	USD	471,030,000	KRW	4,828	—
Societe Generale	3/6/2019	1,139,093	USD	21,878,850	MXN	4,745	—
Societe Generale	4/4/2019	504,554	USD	710,850	AUD	43	—
Societe Generale	4/4/2019	1,137,138	USD	1,495,200	CAD	—	(24)
Societe Generale	4/4/2019	447,334	USD	445,200	CHF	—	(49)
Societe Generale	4/4/2019	298,191	USD	1,998,150	CNH	—	—
Societe Generale	4/4/2019	3,131,056	USD	2,745,750	EUR	—	(278)
Societe Generale	4/4/2019	1,040,551	USD	783,300	GBP	—	(47)
Societe Generale	4/4/2019	212,860	USD	15,200,850	INR	19	—
Societe Generale	4/4/2019	1,791,855	USD	199,241,700	JPY	—	(69)
Societe Generale	4/4/2019	371,090	USD	416,875,200	KRW	116	—
Societe Generale	4/4/2019	998,805	USD	19,354,650	MXN	—	(139)
UBS AG	3/6/2019	690,690	AUD	490,039	USD	—	(76)
UBS AG	3/6/2019	1,493,520	CAD	1,135,113	USD	—	(47)
UBS AG	3/6/2019	444,780	CHF	445,585	USD	147	—
UBS AG	3/6/2019	1,999,620	CNH	298,426	USD	—	(16)
UBS AG	3/6/2019	2,727,480	EUR	3,103,106	USD	—	(221)
UBS AG	3/6/2019	794,010	GBP	1,053,443	USD	—	(202)
UBS AG	3/6/2019	15,147,720	INR	213,957	USD	—	(1,041)
UBS AG	3/6/2019	195,538,560	JPY	1,754,335	USD	187	—
UBS AG	3/6/2019	412,256,040	KRW	366,212	USD	346	—
UBS AG	3/6/2019	19,148,850	MXN	992,242	USD	564	—

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	3/6/2019	573,907	USD	789,180	AUD	$14,078	$—
UBS AG	3/6/2019	1,299,554	USD	1,706,250	CAD	2,815	—
UBS AG	3/6/2019	512,475	USD	508,200	CHF	3,187	—
UBS AG	3/6/2019	340,665	USD	2,284,800	CNH	—	(303)
UBS AG	3/6/2019	3,575,954	USD	3,116,400	EUR	30,619	—
UBS AG	3/6/2019	1,191,717	USD	907,200	GBP	—	(11,669)
UBS AG	3/6/2019	242,962	USD	17,307,150	INR	—	(307)
UBS AG	3/6/2019	2,055,900	USD	223,415,850	JPY	51,241	—
UBS AG	3/6/2019	423,906	USD	471,030,000	KRW	5,089	—
UBS AG	3/6/2019	1,139,031	USD	21,878,850	MXN	4,683	—
UBS AG	4/4/2019	504,569	USD	710,850	AUD	57	—
UBS AG	4/4/2019	1,137,186	USD	1,495,200	CAD	23	—
UBS AG	4/4/2019	447,230	USD	445,200	CHF	—	(153)
UBS AG	4/4/2019	298,193	USD	1,998,150	CNH	—	—
UBS AG	4/4/2019	3,131,520	USD	2,745,750	EUR	186	—
UBS AG	4/4/2019	1,040,791	USD	783,300	GBP	193	—
UBS AG	4/4/2019	213,739	USD	15,200,850	INR	898	—
UBS AG	4/4/2019	1,791,705	USD	199,241,700	JPY	—	(219)
UBS AG	4/4/2019	370,578	USD	416,875,200	KRW	—	(396)
UBS AG	4/4/2019	998,318	USD	19,354,650	MXN	—	(627)
						$547,832	$(105,041)

CURRENCY LEGEND
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS — 62.4%

U.S. Treasury Bill — 62.4%

U.S. Treasury Bill 2.17%, 4/4/19* (Cost: $7,902,501)	$7,920,000	$7,902,427

	Shares

EXCHANGE-TRADED FUND – 3.6%

United States – 3.6%

WisdomTree Floating Rate Treasury Fund(a) (Cost: $450,096)	17,950	450,366
Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 31.4%

United States – 31.4%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.62% due 3/1/19; Proceeds at maturity – $3,980,290 (fully collateralized by Fannie Mae Pool, 3.50% – 4.50% due 11/1/39 – 12/1/45, Federal Farm Credit Bank, 2.22% due 10/9/20, Resolution Funding STRIPS, 0.00% due 7/15/22 – 1/15/30 and U.S. Treasury Note, 2.38% due 2/29/24; Market value – $4,091,728)

(Cost: $3,980,000)	$3,980,000	$3,980,000

TOTAL INVESTMENTS IN SECURITIES – 97.4% (Cost: $12,332,597)		12,332,793

Other Assets less Liabilities – 2.6%		327,815

NET ASSETS – 100.0%		$12,660,608

*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated company (See Note 3).

STRIPS – Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/7/2019	5,389,000	BRL	1,392,147	USD	$44,706	$—
Bank of America N.A.	3/7/2019	1,432,540	USD	5,389,000	BRL	—	(4,313)
Bank of America N.A.	3/20/2019	5,389,000	BRL	1,431,284	USD	4,209	—
Bank of America N.A.	5/6/2019	5,402,260	BRL	1,443,393	USD	—	(8,701)
Canadian Imperial Bank of Commerce	3/7/2019	5,072,000	BRL	1,309,714	USD	42,618	—
Canadian Imperial Bank of Commerce	3/7/2019	1,348,273	USD	5,072,000	BRL	—	(4,060)
Canadian Imperial Bank of Commerce	3/20/2019	5,072,000	BRL	1,347,091	USD	3,962	—
Citibank N.A.	3/7/2019	5,389,000	BRL	1,391,644	USD	45,210	—
Citibank N.A.	3/7/2019	1,432,197	USD	5,389,000	BRL	—	(4,656)
Citibank N.A.	3/20/2019	5,389,000	BRL	1,431,018	USD	4,475	—
Citibank N.A.	4/3/2019	15,595,000	BRL	4,007,658	USD	142,676	—
Citibank N.A.	5/6/2019	5,402,260	BRL	1,443,432	USD	—	(8,740)
UBS AG	5/6/2019	5,084,480	BRL	1,357,708	USD	—	(7,410)
						$287,856	$(37,880)

CURRENCY LEGEND
BRL	Brazilian real
USD	U.S. dollar

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 64.1%

U.S. Treasury Bills – 64.1%

U.S. Treasury Bills
2.37%, 3/21/19*	$10,160,000	$10,146,785
2.38%, 4/4/19*	10,036,000	10,013,732
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $20,160,671)		20,160,517

	Shares

EXCHANGE-TRADED FUND – 3.7%

United States – 3.7%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $1,169,777)	46,600	1,169,194
Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 29.2%

United States – 29.2%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.62% due 3/1/19; Proceeds at maturity – $9,165,667 (fully collateralized by Fannie Mae Pool, 3.50% due 3/1/49 and U.S. Treasury Notes, 2.38% – 3.00% due 11/15/20 – 9/30/25; Market value – $9,348,391)

(Cost: $9,165,000)	$9,165,000	$9,165,000

TOTAL INVESTMENTS IN SECURITIES – 97.0% (Cost: $30,495,448)		30,494,711

Other Assets less Liabilities – 3.0%		944,537

NET ASSETS – 100.0%		$31,439,248
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	4/12/2019	45,592,540	CNY	6,626,823	USD	$193,941	$—
HSBC Holdings PLC	3/13/2019	3,638,694	USD	24,370,150	CNH	—	(6,506)
HSBC Holdings PLC	4/12/2019	47,453,460	CNY	6,896,804	USD	202,358	—
HSBC Holdings PLC	5/14/2019	26,264,000	CNY	3,907,984	USD	19,150	—
HSBC Holdings PLC	6/14/2019	24,370,150	CNH	3,638,422	USD	7,043	—
Royal Bank of Canada	3/13/2019	225,717	USD	1,560,000	CNH	—	(7,622)
Royal Bank of Canada	3/13/2019	3,787,268	USD	25,364,850	CNH	—	(6,715)
Royal Bank of Canada	4/12/2019	13,006,000	CNH	1,892,911	USD	52,665	—
Royal Bank of Canada	6/14/2019	25,364,850	CNH	3,786,985	USD	7,274	—
State Street Bank and Trust	3/13/2019	26,160,450	CNH	3,763,390	USD	149,597	—
UBS AG	3/13/2019	25,134,550	CNH	3,616,638	USD	142,898	—
UBS AG	5/14/2019	27,336,000	CNY	4,069,250	USD	18,176	—
						$793,102	$(20,843)

CURRENCY LEGEND
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 61.1%

U.S. Treasury Bills – 61.1%

U.S. Treasury Bills
2.37%, 3/21/19*	$5,957,000	$5,949,252
2.38%, 4/4/19*	6,575,000	6,560,411
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,509,760)		12,509,663

	Shares

EXCHANGE-TRADED FUND – 3.9%

United States – 3.9%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $793,239)	31,600	792,844
Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 31.8%

United States – 31.8%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.62% due 3/1/19; Proceeds at maturity – $6,510,474 (fully collateralized by U.S. Treasury Notes, 2.38% – 2.63% due 2/29/24 – 12/31/25; Market value – $6,640,227)

(Cost: $6,510,000)	$6,510,000	$6,510,000

TOTAL INVESTMENTS IN SECURITIES – 96.8% (Cost: $19,812,999)		19,812,507

Other Assets less Liabilities – 3.2%		656,714

NET ASSETS – 100.0%		$20,469,221
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	5/7/2019	40,315,000	THB	1,288,435	USD	$—	$(7,964)
Bank of America N.A.	5/7/2019	1,637,100	BRL	437,376	USD	—	(2,644)
Bank of America N.A.	5/7/2019	291,514,300	CLP	436,758	USD	8,293	—
Bank of America N.A.	5/7/2019	1,383,334,200	COP	435,627	USD	12,376	—
Bank of America N.A.	5/7/2019	6,218,200,500	IDR	434,141	USD	3,507	—
Bank of America N.A.	5/7/2019	31,342,900	INR	434,805	USD	1,452	—
Bank of America N.A.	5/7/2019	485,161,300	KRW	435,161	USD	—	(2,413)
Bank of America N.A.	5/7/2019	23,031,600	PHP	437,821	USD	5,875	—
Bank of America N.A.	5/7/2019	29,177,100	RUB	437,110	USD	1,713	—
Bank of America N.A.	5/7/2019	13,341,600	TWD	436,143	USD	—	(1,670)
Citibank N.A.	5/7/2019	4,810,000	PLN	1,284,341	USD	—	(8,811)
Citibank N.A.	5/7/2019	17,660,000	ZAR	1,284,714	USD	—	(38,175)
Goldman Sachs	5/7/2019	1,637,100	BRL	436,572	USD	—	(1,839)
Goldman Sachs	5/7/2019	291,514,300	CLP	437,014	USD	8,038	—
Goldman Sachs	5/7/2019	1,383,334,200	COP	435,574	USD	12,429	—
Goldman Sachs	5/7/2019	6,218,200,500	IDR	434,414	USD	3,234	—
Goldman Sachs	5/7/2019	31,342,900	INR	434,835	USD	1,422	—
Goldman Sachs	5/7/2019	485,161,300	KRW	435,255	USD	—	(2,507)
Goldman Sachs	5/7/2019	1,795,200	MYR	438,710	USD	2,263	—
Goldman Sachs	5/7/2019	23,031,600	PHP	437,663	USD	6,033	—
Goldman Sachs	5/7/2019	29,177,100	RUB	437,206	USD	1,618	—
Goldman Sachs	5/7/2019	13,341,600	TWD	435,900	USD	—	(1,427)
HSBC Holdings PLC	5/7/2019	8,650,000	CNH	1,285,880	USD	8,099	—
HSBC Holdings PLC	5/7/2019	24,715,000	MXN	1,269,665	USD	460	—
HSBC Holdings PLC	5/7/2019	7,180,000	TRY	1,294,015	USD	2,147	—
UBS AG	5/7/2019	1,540,800	BRL	411,095	USD	—	(1,936)
UBS AG	5/7/2019	274,366,400	CLP	411,011	USD	7,861	—
UBS AG	5/7/2019	1,301,961,600	COP	410,250	USD	11,400	—
UBS AG	5/7/2019	5,852,424,000	IDR	408,618	USD	3,285	—
UBS AG	5/7/2019	29,499,200	INR	409,163	USD	1,432	—
UBS AG	5/7/2019	456,622,400	KRW	409,780	USD	—	(2,487)
UBS AG	5/7/2019	1,689,600	MYR	411,892	USD	3,141	—
UBS AG	5/7/2019	1,795,200	MYR	437,635	USD	3,338	—
UBS AG	5/7/2019	21,676,800	PHP	411,953	USD	5,644	—

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	5/7/2019	27,460,800	RUB	411,461	USD	$1,549	$—
UBS AG	5/7/2019	12,556,800	TWD	410,105	USD	—	(1,190)
						$116,609	$(73,063)

CURRENCY LEGEND

CURRENCY LEGEND
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2019

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT AGENCIES – 12.0%

Australia – 9.2%

Queensland Treasury Corp. 6.00%, 7/21/22, Series 22, Reg S	736,000	AUD	$593,037

Treasury Corp. of Victoria 5.50%, 12/17/24, Series 1224	665,000	AUD	561,010

Western Australian Treasury Corp. 5.00%, 7/23/25, Series 25, Reg S	580,000	AUD	480,542

Total Australia			1,634,589

Indonesia – 0.7%

Perusahaan Penerbit SBSN Indonesia 8.88%, 11/15/31, Series PBS	1,724,000,000	IDR	123,703

New Zealand – 2.1%

New Zealand Local Government Funding Agency Bond 5.50%, 4/15/23	100,000	NZD	76,930
4.50%, 4/15/27	390,000	NZD	298,314

Total New Zealand			375,244
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,402,138)			2,133,536

FOREIGN GOVERNMENT OBLIGATIONS – 67.1%

Australia – 2.9%

Australia Government Bond 2.75%, 11/21/29, Series 154, Reg S	685,000	AUD	516,795

China – 4.2%

China Government Bond 2.36%, 8/18/21, Reg S	1,000,000	CNY	146,848
3.10%, 6/29/22	3,000,000	CNY	447,719
3.48%, 6/29/27, Reg S	1,000,000	CNY	150,488

Total China			745,055

Hong Kong – 6.6%

Hong Kong Government Bond 1.51%, 2/24/27	650,000	HKD	81,801

Hong Kong Government Bond Programme 1.06%, 2/5/20	3,400,000	HKD	431,752
2.46%, 8/4/21	2,850,000	HKD	370,867
1.10%, 1/17/23	2,300,000	HKD	287,664

Total Hong Kong			1,172,084

India – 10.5%

India Government Bond 8.27%, 6/9/20	26,000,000	INR	372,749
7.80%, 4/11/21	50,230,000	INR	720,492
7.72%, 5/25/25	54,000,000	INR	772,727

Total India			1,865,968

Indonesia – 6.0%

Indonesia Treasury Bond 12.80%, 6/15/21, Series FR34	1,228,000,000	IDR	97,800
7.00%, 5/15/22, Series FR61	2,034,000,000	IDR	144,296
8.38%, 9/15/26, Series FR56	2,599,000,000	IDR	191,266
9.00%, 3/15/29, Series FR71	6,979,000,000	IDR	534,542
7.50%, 8/15/32, Series FR74	1,600,000,000	IDR	108,068

Total Indonesia			1,075,972

Malaysia – 6.4%

Malaysia Government Bond 3.88%, 3/10/22, Series 0117	910,000	MYR	225,835
3.48%, 3/15/23, Series 0313	782,000	MYR	190,689
3.96%, 9/15/25, Series 0115	1,815,000	MYR	447,248

Malaysia Government Investment Issue 4.26%, 7/26/27, Series 0117	1,075,000	MYR	268,322

Total Malaysia			1,132,094

New Zealand – 4.0%

New Zealand Government Bond 6.00%, 5/15/21, Series 521, Reg S	594,000	NZD	442,580
3.00%, 4/20/29, Series 0429	375,000	NZD	275,116

Total New Zealand			717,696

Philippines – 4.9%

Philippine Government Bond 3.50%, 3/20/21, Series 7-57	3,440,000	PHP	63,237
4.63%, 12/4/22, Series R511	29,515,000	PHP	543,349
3.63%, 9/9/25, Series 1060	16,166,000	PHP	270,011

Total Philippines			876,597

Singapore – 4.1%

Singapore Government Bond 2.75%, 7/1/23	290,000	SGD	221,020
3.00%, 9/1/24	329,000	SGD	254,931
2.88%, 7/1/29	323,000	SGD	251,788

Total Singapore			727,739

South Korea – 4.7%

Korea Treasury Bond 2.25%, 9/10/23, Series 2309	284,110,000	KRW	256,694
3.50%, 3/10/24, Series 2403	337,090,000	KRW	322,298
2.25%, 6/10/25, Series 2506	295,610,000	KRW	267,348

Total South Korea			846,340

Thailand – 12.8%

Thailand Government Bond 1.88%, 6/17/22	8,245,000	THB	261,129
3.63%, 6/16/23	10,363,000	THB	349,599
3.85%, 12/12/25	23,207,000	THB	806,351
4.88%, 6/22/29	12,362,000	THB	471,762
3.40%, 6/17/36	11,500,000	THB	386,493

Total Thailand			2,275,334
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $12,472,185)			11,951,674

SUPRANATIONAL BONDS – 4.2%

Asian Development Bank 2.85%, 10/21/20	2,500,000	CNY	372,739

European Investment Bank 7.20%, 7/9/19, Reg S	5,190,000,000	IDR	368,308

TOTAL SUPRANATIONAL BONDS (Cost: $828,497)			741,047

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2019

Investments	Principal Amount†	Value

REPURCHASE AGREEMENT – 14.6%

United States – 14.6%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.62% due 3/1/19; Proceeds at maturity – $2,600,189 (fully collateralized by U.S. Treasury Inflation Indexed Bonds, 0.13% – 0.75% due 4/15/19 – 2/15/42; Market value – $2,652,079)

(Cost: $2,600,000)	2,600,000	$2,600,000

TOTAL INVESTMENTS IN SECURITIES – 97.9% (Cost: $18,302,820)		17,426,257

Other Assets less Liabilities – 2.1%		369,521

NET ASSETS – 100.0%		$17,795,778
†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/20/2019	115,090,000	KRW	102,434	USD	$69	$—

Bank of America N.A.	3/20/2019	5,803,800	PHP	109,248	USD	2,882	—

Bank of America N.A.	3/20/2019	11,294,345	TWD	369,096	USD	—	(1,969)

Bank of America N.A.	3/20/2019	91,092	USD	6,672,500	INR	—	(2,417)

Canadian Imperial Bank of Commerce	3/20/2019	108,320,000	KRW	96,340	USD	134	—

Canadian Imperial Bank of Commerce	3/20/2019	5,462,400	PHP	102,986	USD	2,548	—

Canadian Imperial Bank of Commerce	3/20/2019	380,000	SGD	280,426	USD	1,289	—

Canadian Imperial Bank of Commerce	3/20/2019	10,629,972	TWD	346,914	USD	—	(1,383)

Canadian Imperial Bank of Commerce	3/20/2019	85,730	USD	6,280,000	INR	—	(2,279)

Citibank N.A.	3/20/2019	7,800,000,000	IDR	552,486	USD	191	—

JP Morgan Chase Bank N.A.	3/20/2019	38,000,000	INR	533,498	USD	—	(959)

JP Morgan Chase Bank N.A.	3/20/2019	8,430,000	TWD	273,586	USD	435	—

JP Morgan Chase Bank N.A.	3/20/2019	70,857	USD	80,000,000	KRW	—	(393)

JP Morgan Chase Bank N.A.	3/20/2019	112,894	USD	6,000,000	PHP	—	(3,027)

JP Morgan Chase Bank N.A.	3/20/2019	176,630	USD	240,000	SGD	—	(1,295)

JP Morgan Chase Bank N.A.	3/20/2019	259,387	USD	8,000,000	TWD	—	(657)

Standard Chartered Bank	3/20/2019	398,000	SGD	290,490	USD	4,570	—

UBS AG	3/20/2019	115,090,000	KRW	102,343	USD	160	—

UBS AG	3/20/2019	5,803,800	PHP	109,236	USD	2,894	—

UBS AG	3/20/2019	11,294,345	TWD	369,022	USD	—	(1,895)
UBS AG	3/20/2019	91,135	USD	6,672,500	INR	—	(2,374)
						$15,172	$(18,648)

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2019

CURRENCY LEGEND
AUD	Australian dollar
CNY	Chinese yuan
HKD	Hong Kong dollar
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
NZD	New Zealand dollar
PHP	Philippine peso
SGD	Singapore dollar
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 1.1%

U.S. Treasury Bond – 1.1%

U.S. Treasury Bond 3.50%, 2/15/39
(Cost: $444,770)	$412,300	$447,707

FOREIGN CORPORATE BONDS – 89.8%

Argentina – 2.2%

Banco Macro S.A. 6.75%, 11/4/26, Reg S, (6.75% fixed rate until 11/4/21; 5-year U.S. dollar Swap Rate + 5.463% thereafter)(a)	500,000	435,852

YPF S.A. 8.75%, 4/4/24(b)	305,000	310,185
8.75%, 4/4/24, Reg S	200,000	203,400

Total Argentina		949,437

Brazil – 7.7%

Banco do Brasil S.A. 4.63%, 1/15/25(b)	350,000	346,325

Banco Safra S.A. 4.13%, 2/8/23(b)	450,000	446,249

Braskem Finance Ltd. 6.45%, 2/3/24(c)	300,000	326,550

Fibria Overseas Finance Ltd. 4.00%, 1/14/25	500,000	493,750

Klabin Finance S.A. 4.88%, 9/19/27(b)	300,000	288,375

Minerva Luxembourg S.A. 5.88%, 1/19/28(b)	400,000	365,960

Petrobras Global Finance B.V. 5.75%, 2/1/29	670,000	668,091

St Marys Cement, Inc. 5.75%, 1/28/27, Reg S	300,000	315,471

Total Brazil		3,250,771

Chile – 5.6%

Celulosa Arauco y Constitucion S.A. 5.50%, 11/2/47	325,000	318,099

Cencosud S.A. 4.88%, 1/20/23, Reg S	551,000	558,053

Colbun S.A. 3.95%, 10/11/27(b)	325,000	315,656

Inversiones CMPC S.A. 4.75%, 9/15/24, Reg S	250,000	255,500

SACI Falabella 3.75%, 10/30/27(b)	500,000	473,902

Telefonica Chile S.A. 3.88%, 10/12/22, Reg S	450,000	453,938

Total Chile		2,375,148

China – 8.1%

Bank of China Ltd. 5.00%, 11/13/24, Reg S	600,000	628,338

China Construction Bank Corp. 3.88%, 5/13/25, Reg S, (3.875% fixed rate until 5/13/20; 5-year Constant Maturity Treasury Rate + 2.425% thereafter)(a)	600,000	599,259

China Evergrande Group 8.75%, 6/28/25, Reg S	200,000	179,750

China Overseas Finance Cayman VI Ltd. 4.25%, 5/8/19, Reg S	350,000	350,661

CNAC HK Finbridge Co., Ltd. 4.88%, 3/14/25, Reg S	500,000	519,550
5.13%, 3/14/28, Reg S	200,000	209,461

CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	500,000	489,870

Tencent Holdings Ltd. 3.60%, 1/19/28(b)	450,000	436,518

Total China		3,413,407

Colombia – 4.1%

Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.88%, 4/21/25(b)(c)	540,000	545,400
4.88%, 4/21/25, Reg S(c)	200,000	202,000

Banco de Bogota S.A. 4.38%, 8/3/27, Reg S	400,000	386,750

Ecopetrol S.A. 5.38%, 6/26/26	210,000	221,603
5.88%, 5/28/45	149,000	150,795

Transportadora de Gas Internacional S.A. ESP 5.55%, 11/1/28(b)	200,000	211,000

Total Colombia		1,717,548

Ghana – 0.5%

Tullow Oil PLC 6.25%, 4/15/22, Reg S	200,000	200,250

India – 4.7%

Bharti Airtel Ltd. 4.38%, 6/10/25, Reg S	625,000	587,534

ICICI Bank Ltd. 3.25%, 9/9/22, Series EMTN, Reg S	200,000	195,786

Reliance Industries Ltd. 3.67%, 11/30/27(b)	617,000	582,680

Vedanta Resources PLC 6.38%, 7/30/22, Reg S	500,000	472,500
7.13%, 5/31/23, Reg S	150,000	143,250

Total India		1,981,750

Indonesia – 3.1%

LLPL Capital Pte Ltd. 6.88%, 2/4/39(b)	200,000	206,000

Pertamina Persero PT 4.30%, 5/20/23, Reg S	500,000	505,625

Perusahaan Listrik Negara PT 4.13%, 5/15/27(b)	380,000	365,028
4.13%, 5/15/27, Reg S	220,000	211,332

Total Indonesia		1,287,985

Israel – 3.2%

Israel Electric Corp., Ltd. 6.88%, 6/21/23, Reg S	500,000	555,312
4.25%, 8/14/28, Series GMTN, Reg S(b)	200,000	198,125

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2019

Investments	Principal Amount	Value

Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 7/21/23	$250,000	$228,745
3.15%, 10/1/26	450,000	375,188

Total Israel		1,357,370

Jamaica – 0.9%

Digicel Ltd. 6.00%, 4/15/21, Reg S	250,000	206,094
6.75%, 3/1/23, Reg S	250,000	175,000

Total Jamaica		381,094

Kazakhstan – 1.9%

KazMunayGas National Co. JSC 4.75%, 4/24/25(b)	200,000	205,750
4.75%, 4/19/27, Reg S	600,000	607,050

Total Kazakhstan		812,800

Kuwait – 0.7%

Equate Petrochemical B.V. 3.00%, 3/3/22, Reg S	280,000	274,540

Luxembourg – 2.7%

Altice Financing S.A. 6.63%, 2/15/23, Reg S	350,000	359,625
7.50%, 5/15/26, Reg S	250,000	243,125

Millicom International Cellular S.A. 6.00%, 3/15/25, Reg S	330,000	336,600
5.13%, 1/15/28(b)(c)	216,000	205,740

Total Luxembourg		1,145,090

Malaysia – 1.0%

Petronas Capital Ltd. 3.50%, 3/18/25, Reg S	400,000	403,119

Mexico – 5.8%

Banco Mercantil del Norte S.A. 7.63%, 1/10/28, (7.625% fixed rate until 1/6/28; 10-year Constant Maturity Treasury Rate + 5.353% thereafter)(a)(b)(d)	200,000	198,000

BBVA Bancomer S.A. 6.75%, 9/30/22, Reg S	250,000	268,750

Cemex S.A.B. de C.V. 7.75%, 4/16/26, Reg S	600,000	652,080

Credito Real S.A.B. de C.V. 9.50%, 2/7/26(b)	300,000	312,000

Grupo Bimbo S.A.B. de C.V. 5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(b)(d)	250,000	252,187

Mexichem S.A.B. de C.V. 4.00%, 10/4/27(b)	320,000	302,784

Mexico City Airport Trust 4.25%, 10/31/26, Reg S	200,000	184,625

Petroleos Mexicanos 6.50%, 3/13/27	200,000	193,600
6.50%, 1/23/29	100,000	95,410

Total Mexico		2,459,436

Morocco – 3.0%

OCP S.A. 5.63%, 4/25/24, Reg S	1,000,000	1,050,000
6.88%, 4/25/44, Reg S	200,000	219,000

Total Morocco		1,269,000

Netherlands – 2.5%

SABIC Capital II B.V. 4.50%, 10/10/28(b)	350,000	360,412

Sigma Finance Netherlands B.V. 4.88%, 3/27/28(b)	300,000	298,673

VEON Holdings B.V. 4.95%, 6/16/24, Reg S	420,000	410,550

Total Netherlands		1,069,635

Panama – 1.2%

Multibank, Inc. 4.38%, 11/9/22(b)	500,000	498,408

Peru – 4.1%

Banco de Credito del Peru 6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(a)	600,000	637,125

Inretail Pharma S.A. 5.38%, 5/2/23(b)	300,000	309,187
5.38%, 5/2/23, Reg S	100,000	103,063

Kallpa Generacion S.A. 4.13%, 8/16/27, Reg S	250,000	241,375

Southern Copper Corp. 5.25%, 11/8/42	460,000	459,540

Total Peru		1,750,290

Philippines – 1.1%

Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/24, Reg S	400,000	478,284

Russia – 6.7%

Evraz Group S.A. 8.25%, 1/28/21, Reg S	500,000	534,375

Gazprom Neft OAO via GPN Capital S.A. 6.00%, 11/27/23, Reg S	600,000	627,750

Gazprom OAO via Gaz Capital S.A. 6.00%, 1/23/21, Reg S	570,000	589,950
6.51%, 3/7/22, Reg S	450,000	475,650

Novolipetsk Steel via Steel Funding DAC 4.00%, 9/21/24, Reg S	250,000	238,750

VTB Bank OJSC via VTB Capital S.A. 6.95%, 10/17/22, Reg S	353,000	360,060

Total Russia		2,826,535

Singapore – 1.3%

Oversea-Chinese Banking Corp., Ltd. 4.25%, 6/19/24, Reg S(c)	525,000	531,276

South Africa – 1.7%

AngloGold Ashanti Holdings PLC 5.13%, 8/1/22	200,000	207,000
6.50%, 4/15/40	162,000	164,430

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2019

Investments	Principal Amount	Value

Growthpoint Properties International Pty Ltd. 5.87%, 5/2/23(b)	$350,000	$357,875

Total South Africa		729,305

South Korea – 2.4%

Woori Bank 4.75%, 4/30/24, Reg S	1,000,000	1,029,597

Thailand – 2.1%

Bangkok Bank PCL 4.45%, 9/19/28(b)	300,000	307,529

PTTEP Treasury Center Co., Ltd. 4.60%, 7/17/22, Reg S, (4.60% fixed rate until 7/17/22; 5-year Constant Maturity Treasury Rate + 2.724% until 7/17/27; 6-month U.S. dollar London Interbank Offered Rate + 2.90% until 7/17/42; 6-month U.S. dollar London Interbank Offered Rate + 3.65% thereafter)(a)(d)	600,000	585,750

Total Thailand		893,279

Turkey – 6.4%

QNB Finansbank AS 6.88%, 9/7/24(b)	500,000	498,310

Turk Telekomunikasyon AS 6.88%, 2/28/25(b)	425,000	425,531

Turkiye Garanti Bankasi AS 5.25%, 9/13/22, Reg S	240,000	233,700
5.88%, 3/16/23, Reg S	350,000	343,000

Turkiye Is Bankasi AS 5.38%, 10/6/21, Reg S	250,000	240,625
5.50%, 4/21/22, Reg S	200,000	190,479

Turkiye Vakiflar Bankasi TAO 5.75%, 1/30/23(b)	346,000	324,808

Yapi ve Kredi Bankasi AS 5.75%, 2/24/22, Reg S	250,000	245,000
13.88%, 1/15/24, (13.875% fixed rate until 1/15/24; 5-year U.S. dollar Swap Rate + 11.245% thereafter)(a)(b)(d)	200,000	215,500

Total Turkey		2,716,953

United Arab Emirates – 4.7%

Abu Dhabi National Energy Co. PJSC 4.38%, 6/22/26, Reg S	1,000,000	1,022,500

DP World Crescent Ltd. 3.91%, 5/31/23, Reg S	200,000	201,000

DP World Ltd. 6.85%, 7/2/37, Reg S	100,000	119,250

First Abu Dhabi Bank PJSC 5.25%, 6/17/20, Reg S, (5.25% fixed rate until 6/17/20; 5-year U.S. dollar Swap Rate + 3.35% thereafter)(a)(d)	200,000	202,000

MAF Global Securities Ltd. 4.75%, 5/7/24, Reg S	200,000	204,950

Oztel Holdings SPC Ltd. 5.63%, 10/24/23, Reg S	250,000	252,500

Total United Arab Emirates		2,002,200

Zambia – 0.4%

First Quantum Minerals Ltd. 6.88%, 3/1/26(b)	200,000	187,500
TOTAL FOREIGN CORPORATE BONDS (Cost: $38,307,936)		37,992,007

FOREIGN GOVERNMENT AGENCIES – 1.1%

Indonesia – 0.6%

Lembaga Pembiayaan Ekspor Indonesia 3.88%, 4/6/24, Series EMTN, Reg S	250,000	248,445

Turkey – 0.5%

Hazine Mustesarligi Varlik Kiralama AS 5.80%, 2/21/22(b)	210,000	210,241
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $461,300)		458,686

FOREIGN GOVERNMENT OBLIGATIONS – 3.4%

Egypt – 1.0%

Egypt Government International Bond 7.60%, 3/1/29(b)	400,000	409,950

Indonesia – 0.5%

Indonesia Government International Bond 4.75%, 2/11/29	210,000	219,397

Nigeria – 0.5%

Nigeria Government International Bond 6.50%, 11/28/27, Reg S	200,000	197,500

Saudi Arabia – 1.4%

Saudi Government International Bond 4.00%, 4/17/25(b)	600,000	609,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,403,909)		1,436,597

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%

United States – 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%(e)
(Cost: $1,222,615)(f)	1,222,615	1,222,615

TOTAL INVESTMENTS IN SECURITIES – 98.3% (Cost: $41,840,530)		41,557,612

Other Assets less Liabilities – 1.7%		735,254

NET ASSETS – 100.0%		$42,292,866
(a)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at February 28, 2019 (See Note 2).

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2019.

(f)

At February 28, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,186,501 and the total market value of the collateral held by the Fund was $1,222,615.

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	15	6/28/19	$(1,718,438)	$2,578
10 Year U.S. Treasury Note	9	6/19/19	(1,098,000)	3,237
U.S. Treasury Long Bond	7	6/19/19	(1,011,281)	7,141
Ultra 10 Year U.S. Treasury Note	8	6/19/19	(1,035,625)	3,813
			$(4,863,344)	$16,769

Long Exposure
2 Year U.S. Treasury Note	27	6/28/19	$5,729,273	$(3,477)
U.S. Treasury Ultra Long Term Bond	2	6/19/19	319,188	(3,828)
			$6,048,461	$(7,305)
Total – Net			$1,185,117	$9,464
†	As of February 28, 2019, cash collateral posted by the Fund with the broker for futures contracts was $87,436.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2019

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT AGENCIES – 0.6%

South Africa – 0.1%

Landwirtschaftliche Rentenbank 8.25%, 5/23/22, Reg S	3,550,000	ZAR	$257,438

Turkey – 0.5%

Kreditanstalt fuer Wiederaufbau 9.25%, 5/22/20, Reg S	5,100,000	TRY	864,711
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,998,867)			1,122,149

FOREIGN GOVERNMENT OBLIGATIONS – 84.1%

Argentina – 1.6%

Argentine Bonos del Tesoro 18.20%, 10/3/21	52,910,000	ARS	1,095,010
16.00%, 10/17/23	46,428,000	ARS	1,061,178
15.50%, 10/17/26	40,700,000	ARS	870,637

Total Argentina			3,026,825

Brazil – 11.7%

Brazil Letras do Tesouro Nacional 9.02%, 7/1/20, Series LTN(a)	13,275,000	BRL	3,245,564
10.26%, 7/1/21, Series LTN(a)	5,000,000	BRL	1,126,989
8.94%, 1/1/22, Series LTN(a)	10,915,000	BRL	2,353,813

Brazil Notas do Tesouro Nacional 10.00%, 1/1/21, Series F	23,093,000	BRL	6,444,216
10.00%, 1/1/23, Series F	12,765,000	BRL	3,601,000
10.00%, 1/1/25, Series F	8,539,000	BRL	2,414,651
10.00%, 1/1/27, Series F	9,580,000	BRL	2,711,344

Brazilian Government International Bond 12.50%, 1/5/22	929,000	BRL	280,294

Total Brazil			22,177,871

Chile – 3.5%

Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/1/21	1,030,000,000	CLP	1,601,488
4.50%, 3/1/26	1,865,000,000	CLP	2,913,026
5.00%, 3/1/35	1,275,000,000	CLP	2,067,804

Total Chile			6,582,318

China – 3.6%

China Government Bond 3.09%, 6/29/20, Reg S	6,000,000	CNY	898,638
2.48%, 12/1/20	3,000,000	CNY	444,302
3.25%, 7/4/21	10,000,000	CNH	1,499,440
2.36%, 8/18/21, Reg S	8,000,000	CNY	1,174,782
3.10%, 6/29/22	7,500,000	CNY	1,119,298
3.16%, 6/27/23	9,000,000	CNY	1,343,400
3.48%, 6/29/27, Reg S	2,000,000	CNY	300,977

Total China			6,780,837

Colombia – 3.5%

Colombia Government International Bond 7.75%, 4/14/21	2,209,000,000	COP	747,346

Colombian TES 7.00%, 5/4/22, Series B	1,689,300,000	COP	574,261
10.00%, 7/24/24, Series B	5,928,400,000	COP	2,277,147
6.00%, 4/28/28, Series B	4,593,200,000	COP	1,426,073
7.00%, 6/30/32, Series B	5,237,500,000	COP	1,696,353

Total Colombia			6,721,180

Hungary – 1.9%

Hungary Government Bond 7.50%, 11/12/20, Series 20/A	120,520,000	HUF	485,846
7.00%, 6/24/22, Series 22/A	119,950,000	HUF	509,949
1.75%, 10/26/22, Series 22/B	150,000,000	HUF	545,216
3.00%, 6/26/24, Series 24/B	318,610,000	HUF	1,205,294
3.00%, 10/27/27, Series 27/A	249,870,000	HUF	915,563

Total Hungary			3,661,868

India – 6.3%

India Government Bond 8.27%, 6/9/20	103,000,000	INR	1,476,657
7.80%, 4/11/21	100,000,000	INR	1,434,386
7.68%, 12/15/23	200,000,000	INR	2,866,523
8.40%, 7/28/24	134,000,000	INR	1,976,289
7.59%, 3/20/29	100,000,000	INR	1,396,460
7.88%, 3/19/30	100,000,000	INR	1,421,803
9.20%, 9/30/30	90,920,000	INR	1,417,905

Total India			11,990,023

Indonesia – 10.0%

Indonesia Treasury Bond 8.25%, 7/15/21, Series FR53	17,813,000,000	IDR	1,300,681
7.00%, 5/15/22, Series FR61	17,109,000,000	IDR	1,213,751
8.38%, 3/15/24, Series FR70	35,124,000,000	IDR	2,579,988
8.38%, 9/15/26, Series FR56	47,348,000,000	IDR	3,484,449
9.00%, 3/15/29, Series FR71	29,390,000,000	IDR	2,251,064
8.75%, 5/15/31, Series FR73	46,689,000,000	IDR	3,501,468
8.25%, 6/15/32, Series FR58	44,053,000,000	IDR	3,156,847
8.25%, 5/15/36, Series FR72	13,756,000,000	IDR	984,056
8.75%, 2/15/44, Series FR67	6,890,000,000	IDR	502,898

Total Indonesia			18,975,202

Malaysia – 2.0%

Malaysia Government Bond 4.38%, 11/29/19, Series 0902	2,157,000	MYR	534,195
4.16%, 7/15/21, Series 0111	2,088,000	MYR	520,441
3.42%, 8/15/22, Series 0112	1,743,000	MYR	425,705
4.18%, 7/15/24, Series 0114	2,825,000	MYR	706,807
3.90%, 11/16/27, Series 0417	3,570,000	MYR	871,583
4.76%, 4/7/37, Series 0317	1,915,000	MYR	486,394

Malaysia Government Investment Issue 3.95%, 4/14/22, Series 0317	895,000	MYR	221,794

Total Malaysia			3,766,919

Mexico – 7.0%

Mexican Bonos 5.00%, 12/11/19, Series M	6,534,000	MXN	331,184
8.00%, 6/11/20, Series M	34,435,000	MXN	1,786,855
6.50%, 6/10/21, Series M	12,355,000	MXN	621,278
6.50%, 6/9/22, Series M	21,987,000	MXN	1,092,233
10.00%, 12/5/24, Series M 20	25,248,000	MXN	1,429,670
7.50%, 6/3/27, Series M 20	42,000,000	MXN	2,095,821
7.75%, 5/29/31, Series M	16,133,000	MXN	797,618

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2019

Investments	Principal Amount†		Value
7.75%, 11/23/34, Series M	11,319,000	MXN	$549,669
10.00%, 11/20/36, Series M 30	35,452,000	MXN	2,073,448
8.50%, 11/18/38, Series M 30	4,854,000	MXN	247,769
7.75%, 11/13/42, Series M	39,142,000	MXN	1,838,579
8.00%, 11/7/47, Series M	10,000,000	MXN	480,107

Total Mexico			13,344,231

Peru – 3.4%

Peru Government Bond 6.15%, 8/12/32, Reg S(b)	1,000	PEN	313

Peruvian Government International Bond 7.84%, 8/12/20, Reg S	2,261,000	PEN	731,474
5.70%, 8/12/24, Reg S	2,225,000	PEN	703,400
8.20%, 8/12/26, Reg S	3,213,000	PEN	1,151,381
6.95%, 8/12/31, Reg S	5,971,000	PEN	1,994,153
6.90%, 8/12/37, Reg S	5,765,000	PEN	1,901,944

Total Peru			6,482,665

Philippines – 2.0%

Philippine Government International Bond 4.95%, 1/15/21	75,000,000	PHP	1,454,466
3.90%, 11/26/22	39,000,000	PHP	729,151
6.25%, 1/14/36	80,000,000	PHP	1,627,997

Total Philippines			3,811,614

Poland – 7.0%

Republic of Poland Government Bond 1.50%, 4/25/20, Series 0420	1,000,000	PLN	265,052
2.00%, 4/25/21, Series 0421	2,325,000	PLN	620,862
1.75%, 7/25/21, Series 0721	2,355,000	PLN	624,884
5.75%, 10/25/21, Series 1021	2,360,000	PLN	689,362
2.25%, 4/25/22, Series 0422	4,979,000	PLN	1,332,477
5.75%, 9/23/22, Series 0922	2,928,000	PLN	874,378
2.50%, 1/25/23, Series 0123	5,000,000	PLN	1,346,169
4.00%, 10/25/23, Series 1023	7,301,000	PLN	2,086,848
3.25%, 7/25/25, Series 0725	6,865,000	PLN	1,890,714
2.50%, 7/25/26, Series 0726	7,595,000	PLN	1,993,755
2.50%, 7/25/27, Series 0727	6,535,000	PLN	1,695,364

Total Poland			13,419,865

Romania – 1.8%

Romania Government Bond 5.75%, 4/29/20, Series 7Y	1,930,000	RON	476,274
3.25%, 3/22/21, Series 5Y	1,930,000	RON	461,744
5.95%, 6/11/21, Series 10Y	2,020,000	RON	510,106
5.85%, 4/26/23, Series 10Y	1,720,000	RON	440,013
4.75%, 2/24/25, Series 10Y	3,295,000	RON	809,874
5.80%, 7/26/27, Series 15Y	2,880,000	RON	749,539

Total Romania			3,447,550

Russia – 7.0%

Russian Federal Bond – OFZ 7.50%, 8/18/21, Series 6217	173,445,000	RUB	2,621,327
7.00%, 1/25/23, Series 6211	124,349,000	RUB	1,829,865
7.00%, 8/16/23, Series 6215	154,105,000	RUB	2,254,458
6.50%, 2/28/24, Series 6223	77,265,000	RUB	1,099,899
7.75%, 9/16/26, Series 6219	128,000,000	RUB	1,912,359
7.05%, 1/19/28, Series 6212	119,885,000	RUB	1,698,334
8.50%, 9/17/31, Series 6218	64,595,000	RUB	997,417
7.70%, 3/23/33, Series 6221	66,865,000	RUB	966,949

Total Russia			13,380,608

South Africa – 4.3%

Republic of South Africa Government Bond 10.50%, 12/21/26, Series R186	13,232,000	ZAR	1,035,691
7.00%, 2/28/31, Series R213	21,827,000	ZAR	1,290,991
6.25%, 3/31/36, Series R209	22,601,600	ZAR	1,157,247
9.00%, 1/31/40, Series 2040	33,000,000	ZAR	2,184,318
8.75%, 1/31/44, Series 2044	6,655,000	ZAR	426,682
8.75%, 2/28/48, Series 2048	33,120,000	ZAR	2,114,168

Total South Africa			8,209,097

Thailand – 4.8%

Thailand Government Bond 3.63%, 6/16/23	6,784,000	THB	228,860
3.85%, 12/12/25	57,480,000	THB	1,997,201
2.13%, 12/17/26	36,000,000	THB	1,119,571
2.88%, 12/17/28	12,615,000	THB	414,538
4.88%, 6/22/29	37,602,000	THB	1,434,978
3.65%, 6/20/31	55,000,000	THB	1,903,884
3.40%, 6/17/36	58,800,000	THB	1,976,154

Total Thailand			9,075,186

Turkey – 2.7%

Turkey Government Bond 9.40%, 7/8/20	12,400,000	TRY	2,087,589
11.00%, 3/2/22	8,420,000	TRY	1,380,444
8.00%, 3/12/25	5,067,000	TRY	688,709
11.00%, 2/24/27	5,955,000	TRY	922,166

Total Turkey			5,078,908
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $185,070,250)			159,932,767

SUPRANATIONAL BONDS – 5.6%

European Bank for Reconstruction & Development 6.45%, 12/13/22	37,910,000,000	IDR	2,584,375

European Investment Bank 7.63%, 1/12/22	40,000,000	MXN	2,043,929
8.38%, 7/29/22, Reg S	7,235,000	ZAR	527,651
8.13%, 12/21/26	24,740,000	ZAR	1,775,861
8.00%, 5/5/27, Reg S	14,000,000	ZAR	977,735

International Bank for Reconstruction & Development 8.25%, 12/21/26	14,000,000	ZAR	990,241
International Finance Corp. 7.50%, 1/18/28	37,000,000	MXN	1,792,919
TOTAL SUPRANATIONAL BONDS (Cost: $11,134,875)			10,692,711

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2019

Investments	Principal Amount†	Value

REPURCHASE AGREEMENT – 6.8%

United States – 6.8%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.62% due 3/1/19; Proceeds at maturity – $12,950,942 (fully collateralized by U.S. Treasury Bond, 3.00% due 2/15/47, U.S. Treasury Notes, 1.88% – 2.25% due 1/31/22 – 2/15/27 and U.S. Treasury Inflation Indexed Bond, 0.88% due 2/15/47; Market value – $13,209,040)

(Cost: $12,950,000)	12,950,000	$12,950,000

TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost: $211,153,992)		184,697,627

Other Assets less Liabilities – 2.9%		5,429,443

NET ASSETS – 100.0%		$190,127,070
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2019.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/20/2019	20,000,000	INR	281,718	USD	$—	$(1,434)
Bank of America N.A.	3/20/2019	7,900,000	THB	241,637	USD	9,021	—
HSBC Holdings PLC	3/20/2019	124,270,000	THB	3,797,704	USD	145,231	—
HSBC Holdings PLC	3/20/2019	2,100,000	TRY	370,618	USD	18,808	—
JP Morgan Chase Bank N.A.	3/20/2019	20,000,000	INR	282,147	USD	—	(1,863)
Royal Bank of Canada	3/20/2019	117,020,000	MXN	5,688,843	USD	368,744	—
State Street Bank and Trust	3/1/2019	157,080	USD	2,212,945	ZAR	—	(313)
						$541,804	$(3,610)

CURRENCY LEGEND
ARS	Argentine peso	MYR	Malaysian ringgit
BRL	Brazilian real	PEN	Peruvian Nuevo sol
CLP	Chilean peso	PHP	Philippine peso
CNH	Offshore Chinese renminbi	PLN	Polish zloty
CNY	Chinese yuan	RON	Romanian leu
COP	Colombian peso	RUB	Russian ruble
HUF	Hungary forint	THB	Thai baht
IDR	Indonesian rupiah	TRY	Turkish New lira
INR	Indian rupee	USD	U.S. dollar
MXN	Mexican peso	ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.8%

U.S. Treasury Notes – 99.8%

U.S. Treasury Floating Rate Notes 2.45%, 4/30/20, (3-month U.S. Treasury Bill Money Market Yield + 0.033%)*	$523,650,000	$523,511,882
2.46%, 7/31/20, (3-month U.S. Treasury Bill Money Market Yield + 0.043%)*	555,661,000	555,506,993
2.47%, 10/31/20, (3-month U.S. Treasury Bill Money Market Yield + 0.045%)*	587,739,000	587,342,511
2.54%, 1/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.12%)*	405,878,000	405,691,398

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,072,138,506)		2,072,052,784

Other Assets less Liabilities – 0.2%		3,954,285

NET ASSETS – 100.0%		$2,076,007,069
*	Floating rate note. Coupon shown is in effect at February 28, 2019. Date represents the ultimate maturity date.

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

CORPORATE BONDS – 84.5%

United States – 84.5%

24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/22(a)(b)	$300,000	$295,500

99 Cents Only Stores LLC 13.00%, 4/14/22, (11.00% Cash + 2.00% PIK)(a)	51,007	35,960

Abe Investment Holdings, Inc. 7.00%, 10/15/20(a)	148,000	148,000

Acadia Healthcare Co., Inc. 5.13%, 7/1/22	27,000	26,730
5.63%, 2/15/23	536,000	534,660

ACE Cash Express, Inc. 12.00%, 12/15/22(a)	50,000	47,563

Acosta, Inc. 7.75%, 10/1/22(a)	392,000	70,560

Actuant Corp. 5.63%, 6/15/22	299,000	303,485

ADT Security Corp. (The) 6.25%, 10/15/21	409,000	432,517
3.50%, 7/15/22	704,000	695,200
4.13%, 6/15/23	534,000	525,322

Advanced Micro Devices, Inc. 7.50%, 8/15/22	265,000	294,812

AES Corp. 4.88%, 5/15/23	781,000	790,518

Ahern Rentals, Inc. 7.38%, 5/15/23(a)	265,000	245,788

Air Medical Group Holdings, Inc. 6.38%, 5/15/23(a)(b)	175,000	150,063

AK Steel Corp. 7.63%, 10/1/21	153,000	154,913
7.50%, 7/15/23	106,000	109,699

Aleris International, Inc. 10.75%, 7/15/23(a)	182,000	190,190

Allegheny Technologies, Inc. 5.95%, 1/15/21	148,000	152,854
7.88%, 8/15/23	253,000	278,060

Alliant Holdings Intermediate LLC 8.25%, 8/1/23(a)	318,000	330,124

Ally Financial, Inc. 3.75%, 11/18/19	324,000	325,782
8.00%, 3/15/20	487,000	510,741
7.50%, 9/15/20	356,000	378,695
4.25%, 4/15/21	244,000	247,660
4.13%, 2/13/22	358,000	361,244
4.63%, 5/19/22	178,000	181,783

AMC Entertainment Holdings, Inc. 5.88%, 2/15/22(b)	106,000	107,325

AMC Networks, Inc. 4.75%, 12/15/22	372,000	378,045

American Airlines Group, Inc. 5.50%, 10/1/19(a)	335,000	339,187
4.63%, 3/1/20(a)	247,000	249,470

American Axle & Manufacturing, Inc. 6.63%, 10/15/22	344,000	353,030

American Midstream Partners L.P. 9.50%, 12/15/21(a)	$228,000	$211,814

Amkor Technology, Inc. 6.38%, 10/1/22	229,000	231,290

Amsted Industries, Inc. 5.00%, 3/15/22(a)	408,000	410,040

Anixter, Inc. 5.13%, 10/1/21	119,000	122,421
5.50%, 3/1/23	168,000	174,510

Antero Resources Corp. 5.38%, 11/1/21	483,000	486,622
5.13%, 12/1/22	336,000	337,798
5.63%, 6/1/23	273,000	274,706

Apex Tool Group LLC 9.00%, 2/15/23(a)(b)	193,000	179,490

APX Group, Inc. 8.75%, 12/1/20	333,000	332,584
7.88%, 12/1/22	559,000	557,602
7.63%, 9/1/23(b)	203,000	179,909

Aramark Services, Inc. 5.13%, 1/15/24	426,000	436,650

Archrock Partners L.P. 6.00%, 4/1/21	335,000	335,000
6.00%, 10/1/22	68,000	67,660

Arconic, Inc. 6.15%, 8/15/20	532,000	551,285
5.40%, 4/15/21	561,000	579,144
5.87%, 2/23/22	183,000	191,921

Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20(a)	113,000	106,220

Ascent Resources Utica Holdings LLC 10.00%, 4/1/22(a)	495,000	535,837

Ashland LLC 4.75%, 8/15/22	713,000	735,281

Avanos Medical, Inc. 6.25%, 10/15/22	278,000	285,298

Avis Budget Car Rental LLC 5.50%, 4/1/23(b)	367,000	372,505

B&G Foods, Inc. 4.63%, 6/1/21	438,000	438,958

Ball Corp. 4.38%, 12/15/20	322,000	329,245
5.00%, 3/15/22	497,000	516,569
4.00%, 11/15/23	471,000	473,355

Bausch Health Cos., Inc. 5.63%, 12/1/21(a)	342,000	342,727
6.50%, 3/15/22(a)	680,000	705,500
5.50%, 3/1/23(a)	554,000	553,307
5.88%, 5/15/23(a)	1,551,000	1,549,061

BCD Acquisition, Inc. 9.63%, 9/15/23(a)	406,000	430,360

Beazer Homes USA, Inc. 8.75%, 3/15/22	173,000	180,136

Berry Global, Inc. 5.50%, 5/15/22	322,000	327,232
6.00%, 10/15/22	188,000	193,640
5.13%, 7/15/23	339,000	340,695

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Blackboard, Inc. 9.75%, 10/15/21(a)(b)	$193,000	$141,855

Blackstone CQP Holdco L.P. 6.00%, 8/18/21(a)	178,000	177,110

Blue Racer Midstream LLC 6.13%, 11/15/22(a)	537,000	547,069

Boyd Gaming Corp. 6.88%, 5/15/23	362,000	379,647

Brinker International, Inc. 3.88%, 5/15/23	178,000	169,545

Bristow Group, Inc. 8.75%, 3/1/23(a)(b)	84,000	66,570

Bruin E&P Partners LLC 8.88%, 8/1/23(a)	273,000	268,223

Buckeye Partners L.P. 6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	236,000	205,910

C&S Group Enterprises LLC 5.38%, 7/15/22(a)(b)	108,000	109,080

Cable One, Inc. 5.75%, 6/15/22(a)	244,000	248,880

Cablevision Systems Corp. 8.00%, 4/15/20	223,000	234,150
5.88%, 9/15/22	371,000	383,637

California Resources Corp. 8.00%, 12/15/22(a)(b)	1,085,000	869,356

Calpine Corp. 6.00%, 1/15/22(a)	368,000	374,440
5.38%, 1/15/23	619,000	614,357

Calumet Specialty Products Partners L.P. 6.50%, 4/15/21(b)	535,000	497,550
7.63%, 1/15/22(b)	241,000	218,708
7.75%, 4/15/23	138,000	119,715

Carpenter Technology Corp. 5.20%, 7/15/21(b)	228,000	229,514

Carrizo Oil & Gas, Inc. 6.25%, 4/15/23(b)	335,000	332,069

CCO Holdings LLC 5.25%, 3/15/21	178,000	178,779
5.25%, 9/30/22	649,000	662,791
5.13%, 2/15/23	479,000	487,981
4.00%, 3/1/23(a)	243,000	240,570
5.13%, 5/1/23(a)	552,000	563,095
5.75%, 9/1/23	238,000	243,058
5.75%, 1/15/24	471,000	483,658

CDW LLC 5.00%, 9/1/23	263,000	266,288

CEC Entertainment, Inc. 8.00%, 2/15/22	107,000	98,173

Centene Corp. 5.63%, 2/15/21	409,000	415,135
4.75%, 5/15/22	828,000	846,630

Century Aluminum Co. 7.50%, 6/1/21(a)	238,000	239,190

Century Communities, Inc. 6.88%, 5/15/22	358,000	362,475

CenturyLink, Inc. 6.15%, 9/15/19, Series Q	90,000	91,238
5.63%, 4/1/20, Series V	425,000	433,096
6.45%, 6/15/21, Series S	483,000	502,900
5.80%, 3/15/22, Series T	571,000	588,844
6.75%, 12/1/23, Series W(b)	351,000	365,370

CF Industries, Inc. 7.13%, 5/1/20	357,000	370,834
3.45%, 6/1/23	556,000	540,015

CGG Holding US, Inc. 9.00%, 5/1/23(a)	200,000	209,500

Chemours Co. (The) 6.63%, 5/15/23	456,000	474,833

Chesapeake Energy Corp. 6.63%, 8/15/20(b)	222,000	228,660
6.13%, 2/15/21	276,000	283,590
5.38%, 6/15/21	156,000	156,390
4.88%, 4/15/22	224,000	216,160
5.75%, 3/15/23(b)	212,000	205,640

Cinemark USA, Inc. 4.88%, 6/1/23	763,000	763,954

CIT Group, Inc. 5.00%, 8/15/22	700,000	724,500
5.00%, 8/1/23	376,000	391,190

CITGO Holding, Inc. 10.75%, 2/15/20(a)	1,043,000	1,072,986

CITGO Petroleum Corp. 6.25%, 8/15/22(a)	363,000	363,000

Clean Harbors, Inc. 5.13%, 6/1/21	475,000	476,187

Clear Channel International B.V. 8.75%, 12/15/20(a)	188,000	193,405

Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series A	263,000	264,447
7.63%, 3/15/20, Series B	777,000	780,302
6.50%, 11/15/22, Series A	335,000	343,794
6.50%, 11/15/22, Series B	581,000	596,977

Clearwater Paper Corp. 4.50%, 2/1/23	60,000	57,300

Cleaver-Brooks, Inc. 7.88%, 3/1/23(a)	338,000	331,240

Cloud Peak Energy Resources LLC 12.00%, 11/1/21	186,000	91,140

CNO Financial Group, Inc. 4.50%, 5/30/20(b)	203,000	205,030

CNX Resources Corp. 5.88%, 4/15/22	884,000	895,050

Cogent Communications Group, Inc. 5.38%, 3/1/22(a)	328,000	335,380

Commercial Metals Co. 4.88%, 5/15/23	193,000	190,105

CommScope, Inc. 5.00%, 6/15/21(a)	334,000	335,670

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Community Health Systems, Inc. 5.13%, 8/1/21(b)	$464,000	$455,880
6.88%, 2/1/22	1,251,000	825,660
6.25%, 3/31/23	1,220,000	1,178,825
11.00%, 6/30/23(a)(b)(c)	792,000	730,620

Consolidated Communications, Inc. 6.50%, 10/1/22	160,000	150,000

Continental Resources, Inc. 5.00%, 9/15/22	609,000	615,989
4.50%, 4/15/23	734,000	748,743

CoreCivic, Inc. 5.00%, 10/15/22	212,000	210,940
4.63%, 5/1/23	378,000	364,770

CPG Merger Sub LLC 8.00%, 10/1/21(a)	289,000	286,110

Credit Acceptance Corp. 6.13%, 2/15/21	216,000	216,945
7.38%, 3/15/23	278,000	287,382

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	525,000	541,548

Crown Americas LLC 4.50%, 1/15/23	506,000	512,325

CSC Holdings LLC 6.75%, 11/15/21	489,000	522,007
5.13%, 12/15/21(a)	905,000	910,104
5.38%, 7/15/23(a)	665,000	685,083

CSI Compressco L.P. 7.25%, 8/15/22	138,000	123,855

CVR Partners L.P. 9.25%, 6/15/23(a)	360,000	381,114

CVR Refining LLC 6.50%, 11/1/22	562,000	576,050

Darling Ingredients, Inc. 5.38%, 1/15/22	209,000	211,874

David’s Bridal, Inc. 7.75%, 10/15/20(a)(d)	123,000	48,814

DaVita, Inc. 5.75%, 8/15/22	580,000	591,994

DCP Midstream Operating L.P. 5.35%, 3/15/20(a)	212,000	216,240
4.75%, 9/30/21(a)	262,000	267,240
4.95%, 4/1/22(b)	576,000	590,400
3.88%, 3/15/23	228,000	226,860

Dean Foods Co. 6.50%, 3/15/23(a)(b)	238,000	179,988

Dell International LLC 5.88%, 6/15/21(a)	839,000	856,144

Dell, Inc. 5.88%, 6/15/19(b)	303,000	306,409
4.63%, 4/1/21(b)	332,000	337,602

Denbury Resources, Inc. 9.00%, 5/15/21(a)	413,000	418,679
9.25%, 3/31/22(a)	238,000	239,785
5.50%, 5/1/22	248,000	183,520
4.63%, 7/15/23	77,000	51,205

Diamond Offshore Drilling, Inc. 3.45%, 11/1/23	113,000	95,485

DISH DBS Corp. 7.88%, 9/1/19	686,000	701,435
5.13%, 5/1/20	659,000	665,590
6.75%, 6/1/21	947,000	970,675
5.88%, 7/15/22	1,002,000	960,667
5.00%, 3/15/23	761,000	680,144

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23(a)	110,000	112,475

DriveTime Automotive Group, Inc. 8.00%, 6/1/21(a)	106,000	107,060

Dun & Bradstreet Corp. (The) 4.25%, 6/15/20	98,000	99,715
4.63%, 12/1/22	228,000	240,654

DynCorp International, Inc. 11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	127,975	131,814

Eagle Holding Co. II LLC 7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	301,000	302,505

Eclipse Resources Corp. 8.88%, 7/15/23	303,000	274,215

Edgewell Personal Care Co. 4.70%, 5/19/21	188,000	191,055
4.70%, 5/24/22	356,000	359,499

Elanco Animal Health, Inc. 3.91%, 8/27/21(a)	279,000	282,259
4.27%, 8/28/23(a)	471,000	478,477

Eldorado Resorts, Inc. 7.00%, 8/1/23	163,000	171,150

EMC Corp. 2.65%, 6/1/20	1,027,000	1,017,438
3.38%, 6/1/23(b)	248,000	238,305

Encompass Health Corp. 5.13%, 3/15/23	129,000	130,613

Endo Finance LLC 5.75%, 1/15/22(a)	365,000	343,100
7.25%, 1/15/22(a)	361,000	348,253
5.38%, 1/15/23(a)	412,000	341,702
6.00%, 7/15/23(a)	585,000	487,744

Energen Corp. 4.63%, 9/1/21	342,000	346,275

Energy Transfer L.P. 7.50%, 10/15/20	555,000	591,075
4.25%, 3/15/23	456,000	462,931
5.88%, 1/15/24	539,000	579,425

Energy Ventures Gom LLC 11.00%, 2/15/23(a)	178,000	192,685

EnerSys 5.00%, 4/30/23(a)	243,000	243,000

EnLink Midstream Partners L.P. 2.70%, 4/1/19	118,000	118,074

Enviva Partners L.P. 8.50%, 11/1/21	163,000	170,131

EP Energy LLC 6.38%, 6/15/23	104,000	33,800

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Equinix, Inc. 5.38%, 1/1/22	$434,000	$447,291
5.38%, 4/1/23	518,000	529,007

Exela Intermediate LLC 10.00%, 7/15/23(a)	396,000	405,405

Ferrellgas L.P. 6.50%, 5/1/21(b)	153,000	137,700
6.75%, 1/15/22(b)	356,000	318,620
6.75%, 6/15/23(b)	283,000	254,700

First Data Corp. 5.38%, 8/15/23(a)	554,000	568,199
5.00%, 1/15/24(a)	887,000	910,847
5.75%, 1/15/24(a)	1,025,000	1,059,030

First Quality Finance Co., Inc. 4.63%, 5/15/21(a)	352,000	353,760

Flexi-Van Leasing, Inc. 10.00%, 2/15/23(a)	123,000	104,550

Foresight Energy LLC 11.50%, 4/1/23(a)	223,000	186,205

Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22(a)	336,000	343,392

Forum Energy Technologies, Inc. 6.25%, 10/1/21	228,000	201,210

Freeport-McMoRan, Inc. 3.10%, 3/15/20	539,000	540,509
4.00%, 11/14/21	242,000	242,908
3.55%, 3/1/22	1,090,000	1,080,462
6.88%, 2/15/23	328,000	347,680
3.88%, 3/15/23	837,000	826,939

Fresh Market, Inc. (The) 9.75%, 5/1/23(a)	270,000	205,875

Frontier Communications Corp. 7.13%, 3/15/19(b)	144,000	144,180
8.75%, 4/15/22(b)	253,000	173,938
10.50%, 9/15/22	1,082,000	779,040
7.13%, 1/15/23	411,000	244,545

FS Energy & Power Fund 7.50%, 8/15/23(a)	168,000	170,404

FTS International, Inc. 6.25%, 5/1/22	253,000	241,931

GameStop Corp. 6.75%, 3/15/21(a)	326,000	329,260

Gates Global LLC 6.00%, 7/15/22(a)	286,000	288,191

GCI LLC 6.75%, 6/1/21	161,000	161,805

Genesis Energy L.P. 6.75%, 8/1/22	356,500	364,521
6.00%, 5/15/23	178,000	178,888

Genworth Holdings, Inc. 7.70%, 6/15/20	168,000	168,000
7.20%, 2/15/21	114,000	112,290
7.63%, 9/24/21	278,000	272,510
4.90%, 8/15/23	208,000	176,530

GEO Group, Inc. (The) 5.88%, 1/15/22	253,000	252,051
5.13%, 4/1/23	74,000	70,578

Global Partners L.P. 6.25%, 7/15/22	331,000	326,035

Gogo Intermediate Holdings LLC 12.50%, 7/1/22(a)(b)	337,000	365,645

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23(b)	456,000	456,570

Graphic Packaging International LLC 4.75%, 4/15/21	230,000	234,600
4.88%, 11/15/22	113,000	115,260

Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	188,000	197,588

Great Western Petroleum LLC 9.00%, 9/30/21(a)	133,000	115,045

Greif, Inc. 7.75%, 8/1/19	60,000	61,335

Griffon Corp. 5.25%, 3/1/22	546,000	541,222

Group 1 Automotive, Inc. 5.00%, 6/1/22	194,000	195,698

Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/21(a)	303,000	292,395

Gulfport Energy Corp. 6.63%, 5/1/23	100,000	98,500

Harland Clarke Holdings Corp. 6.88%, 3/1/20(a)	82,000	81,795
9.25%, 3/1/21(a)(b)	490,000	487,550
8.38%, 8/15/22(a)	415,000	389,581

HCA Healthcare, Inc. 6.25%, 2/15/21	576,000	604,996

HCA, Inc. 7.50%, 2/15/22	750,000	824,062
5.88%, 5/1/23	556,000	589,360

Hecla Mining Co. 6.88%, 5/1/21	225,000	225,703

Herc Rentals, Inc. 7.50%, 6/1/22(a)	241,000	252,448

Hertz Corp. (The) 5.88%, 10/15/20	328,000	328,000
7.38%, 1/15/21(b)	242,000	242,454
7.63%, 6/1/22(a)	589,000	603,725
6.25%, 10/15/22(b)	239,000	227,648

Hexion Nova Scotia Finance ULC 9.00%, 11/15/20	304,000	98,800

Hexion, Inc. 6.63%, 4/15/20	780,000	666,900
10.00%, 4/15/20	148,000	128,020
10.38%, 2/1/22(a)	286,000	243,815

HighPoint Operating Corp. 7.00%, 10/15/22(b)	148,000	142,450

Hill-Rom Holdings, Inc. 5.75%, 9/1/23(a)	203,000	209,851

Hillman Group, Inc. (The) 6.38%, 7/15/22(a)	158,000	136,670

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Horizon Pharma USA, Inc. 6.63%, 5/1/23	$386,000	$399,510

Hornbeck Offshore Services, Inc. 5.88%, 4/1/20	234,000	135,720
5.00%, 3/1/21	241,000	132,550

Hot Topic, Inc. 9.25%, 6/15/21(a)	148,000	148,740

Hughes Satellite Systems Corp. 6.50%, 6/15/19	421,000	424,421
7.63%, 6/15/21	533,000	572,975

Huntsman International LLC 4.88%, 11/15/20	296,000	303,437
5.13%, 11/15/22	308,000	323,015

Icahn Enterprises L.P. 6.00%, 8/1/20	491,000	496,524
5.88%, 2/1/22	637,000	646,555
6.25%, 2/1/22	308,000	317,948

Immucor, Inc. 11.13%, 2/15/22(a)(b)	278,000	282,865

Infor Software Parent LLC 7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	347,000	349,689

Infor U.S., Inc. 6.50%, 5/15/22	867,000	887,392

Informatica LLC 7.13%, 7/15/23(a)	342,000	348,026

Ingles Markets, Inc. 5.75%, 6/15/23	223,000	228,018

Ingram Micro, Inc. 5.00%, 8/10/22	25,000	24,721

International Game Technology PLC 6.25%, 2/15/22(a)	712,000	747,600

Intrepid Aviation Group Holdings LLC 8.50%, 8/15/21(a)(b)	228,000	233,130

INVISTA Finance LLC 4.25%, 10/15/19(a)	337,000	339,893

IQVIA, Inc. 4.88%, 5/15/23(a)	400,000	408,000

Iridium Communications, Inc. 10.25%, 4/15/23(a)	181,000	198,648

Iron Mountain, Inc. 4.38%, 6/1/21(a)	250,000	250,000
6.00%, 8/15/23	386,000	396,615

iStar, Inc. 5.00%, 7/1/19	121,000	120,879
6.50%, 7/1/21	329,000	333,112
6.00%, 4/1/22	336,000	336,420

Jack Ohio Finance LLC 6.75%, 11/15/21(a)	188,000	194,110
10.25%, 11/15/22(a)	303,000	327,240

Jaguar Holding Co. II 6.38%, 8/1/23(a)	604,000	610,040

JC Penney Corp., Inc. 5.88%, 7/1/23(a)	133,000	114,380

Jefferies Finance LLC 7.38%, 4/1/20(a)	306,000	307,377
7.50%, 4/15/21(a)	270,000	276,413

Jones Energy Holdings LLC 6.75%, 4/1/22	213,000	12,780
9.25%, 3/15/23(a)	233,000	146,790

Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	255,000	268,069

Jurassic Holdings III, Inc. 6.88%, 2/15/21(a)	138,000	129,443

K Hovnanian Enterprises, Inc. 10.00%, 7/15/22(a)	208,000	167,960

KB Home 4.75%, 5/15/19	128,000	128,019
8.00%, 3/15/20	165,000	172,631
7.00%, 12/15/21	302,000	320,497
7.50%, 9/15/22	178,000	194,465
7.63%, 5/15/23	116,000	124,990

Kenan Advantage Group, Inc. (The) 7.88%, 7/31/23(a)	222,000	217,145

KGA Escrow LLC 7.50%, 8/15/23(a)	255,000	258,188

Kinetic Concepts, Inc. 7.88%, 2/15/21(a)	381,000	389,572
12.50%, 11/1/21(a)	380,000	412,300

L Brands, Inc. 6.63%, 4/1/21	333,000	347,985
5.63%, 2/15/22	461,000	470,220
5.63%, 10/15/23	263,000	262,343

Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	415,000	422,262

Lamar Media Corp. 5.00%, 5/1/23	433,000	442,742
5.38%, 1/15/24	250,000	258,125

Laredo Petroleum, Inc. 5.63%, 1/15/22	257,000	244,733
6.25%, 3/15/23	188,000	176,250

Leidos Holdings, Inc. 4.45%, 12/1/20	316,000	323,695

Lennar Corp. 4.50%, 6/15/19	235,000	235,734
6.63%, 5/1/20	228,000	235,980
8.38%, 1/15/21	55,000	59,606
4.75%, 4/1/21	188,000	192,230
6.25%, 12/15/21	264,000	277,200
4.13%, 1/15/22	280,000	279,650
4.75%, 11/15/22	280,000	287,263
4.88%, 12/15/23	188,000	191,525

Level 3 Financing, Inc. 5.38%, 8/15/22	498,000	502,357
5.13%, 5/1/23	545,000	550,499
5.38%, 1/15/24	495,000	498,712

Level 3 Parent LLC 5.75%, 12/1/22	444,000	450,105

Lexmark International, Inc. 7.13%, 3/15/20	77,000	67,375

Live Nation Entertainment, Inc. 5.38%, 6/15/22(a)	300,000	304,125

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

LKQ Corp. 4.75%, 5/15/23	$223,000	$225,230

Lonestar Resources America, Inc. 11.25%, 1/1/23(a)	110,000	107,800

LSB Industries, Inc. 9.63%, 5/1/23(a)(b)	199,000	208,950

LTF Merger Sub, Inc. 8.50%, 6/15/23(a)	484,000	497,310

M/I Homes, Inc. 6.75%, 1/15/21	84,000	85,575

Mack-Cali Realty L.P. 3.15%, 5/15/23	278,000	236,307

Mallinckrodt International Finance S.A. 4.88%, 4/15/20(a)(b)	280,000	280,028
5.75%, 8/1/22(a)(b)	446,000	421,470
4.75%, 4/15/23(b)	348,000	283,620
5.63%, 10/15/23(a)(b)	366,000	321,967

Manitowoc Co., Inc. (The) 12.75%, 8/15/21(a)	293,000	314,975

Martin Midstream Partners L.P. 7.25%, 2/15/21	336,000	328,860

Masonite International Corp. 5.63%, 3/15/23(a)	369,000	376,841

MasTec, Inc. 4.88%, 3/15/23	228,000	229,425

Mattel, Inc. 4.35%, 10/1/20	356,000	356,000
3.15%, 3/15/23	308,000	273,350

MDC Holdings, Inc. 5.63%, 2/1/20	164,000	167,485

MEDNAX, Inc. 5.25%, 12/1/23(a)	351,000	355,826

Meritage Homes Corp. 7.15%, 4/15/20	345,000	357,506
7.00%, 4/1/22	297,000	318,532

MGIC Investment Corp. 5.75%, 8/15/23	238,000	249,079

MGM Resorts International 6.75%, 10/1/20	774,000	808,830
6.63%, 12/15/21	625,000	667,187
7.75%, 3/15/22	509,000	559,900
6.00%, 3/15/23	584,000	612,470

Midas Intermediate Holdco II LLC 7.88%, 10/1/22(a)	160,000	152,800

Midcontinent Communications 6.88%, 8/15/23(a)	320,000	335,587

Midcontinent Express Pipeline LLC 6.70%, 9/15/19(a)	198,000	199,470

Molina Healthcare, Inc. 5.38%, 11/15/22	442,000	457,332

Momentive Performance Materials, Inc. 3.88%, 10/24/21	383,000	414,119

Monitronics International, Inc. 9.13%, 4/1/20	295,000	72,275

Moog, Inc. 5.25%, 12/1/22(a)	221,000	225,051

Murphy Oil Corp. 4.00%, 6/1/22	265,000	263,033
4.45%, 12/1/22	378,000	376,606

Murphy Oil USA, Inc. 6.00%, 8/15/23	298,000	306,642

Murray Energy Corp. 11.25%, 4/15/21(a)	128,000	67,200

Nabors Industries, Inc. 5.00%, 9/15/20	433,000	436,789
5.50%, 1/15/23(b)	207,000	195,098
5.10%, 9/15/23	271,000	241,868

National CineMedia LLC 6.00%, 4/15/22	194,000	197,133

Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/23(a)	446,000	454,920

Nationstar Mortgage LLC 6.50%, 7/1/21	491,000	492,841

Natural Resource Partners L.P. 10.50%, 3/15/22	278,000	294,332

Navient Corp. 8.00%, 3/25/20	729,000	763,139
5.00%, 10/26/20	356,000	361,443
5.88%, 3/25/21	249,000	254,603
6.63%, 7/26/21	309,000	320,201
7.25%, 1/25/22	366,000	385,215
6.50%, 6/15/22	553,000	569,590
5.50%, 1/25/23	393,000	389,561
7.25%, 9/25/23	163,000	168,705

Navios Maritime Acquisition Corp. 8.13%, 11/15/21(a)	182,000	132,860

Navios Maritime Holdings, Inc. 7.38%, 1/15/22(a)	401,000	181,453

NCL Corp., Ltd. 4.75%, 12/15/21(a)	282,000	287,547

NCR Corp. 4.63%, 2/15/21	292,000	291,270
5.88%, 12/15/21	195,000	198,656
5.00%, 7/15/22	389,000	390,902

Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)	324,000	170,100
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	212,062	111,333

Neovia Logistics Services LLC 8.88%, 8/1/20(a)(b)	203,000	190,313

Netflix, Inc. 5.38%, 2/1/21	269,000	278,751
5.50%, 2/15/22	678,000	712,747

New Home Co., Inc. (The) 7.25%, 4/1/22	267,000	247,141

Newfield Exploration Co. 5.75%, 1/30/22	336,000	354,480

Nexstar Broadcasting, Inc. 6.13%, 2/15/22(a)	129,000	131,258
5.88%, 11/15/22	507,000	519,675

NGL Energy Partners L.P. 5.13%, 7/15/19	190,000	191,126

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

NGPL PipeCo LLC 4.38%, 8/15/22(a)	$419,000	$425,285

Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/21(a)	582,000	588,547

Nielsen Finance LLC 5.00%, 4/15/22(a)	1,095,000	1,097,737

Northwest Acquisitions ULC 7.13%, 11/1/22(a)	198,000	183,150

Northwest Hardwoods, Inc. 7.50%, 8/1/21(a)	123,000	90,405

Nuance Communications, Inc. 5.38%, 8/15/20(a)	220,000	220,138

NuStar Logistics L.P. 4.80%, 9/1/20	418,000	425,315
6.75%, 2/1/21	128,000	133,760
4.75%, 2/1/22	107,000	108,186

Oasis Petroleum, Inc. 6.88%, 3/15/22	392,000	392,490

Ocwen Loan Servicing LLC 8.38%, 11/15/22(a)	198,000	186,120

OI European Group B.V. 4.00%, 3/15/23(a)	133,000	130,340

Omnimax International, Inc. 12.00%, 8/15/20(a)	112,000	114,660

Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/22(a)	648,000	626,940

Outfront Media Capital LLC 5.25%, 2/15/22	257,000	261,896

Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)	223,000	230,205
5.88%, 8/15/23(a)	351,000	370,744

Pacific Drilling S.A. 8.38%, 10/1/23(a)	381,000	383,857

Park Aerospace Holdings Ltd. 3.63%, 3/15/21(a)	220,000	217,800
5.25%, 8/15/22(a)	878,000	901,012
4.50%, 3/15/23(a)	614,000	610,930

Party City Holdings, Inc. 6.13%, 8/15/23(a)(b)	170,000	172,763

PBF Logistics L.P. 6.88%, 5/15/23	406,000	415,257

Peabody Energy Corp. 6.00%, 3/31/22(a)	294,000	297,675

Penske Automotive Group, Inc. 5.75%, 10/1/22	343,000	349,860

PetSmart, Inc. 7.13%, 3/15/23(a)	862,000	588,315

PF Chang’s China Bistro, Inc. 10.25%, 6/30/20(a)	183,000	183,000

PHI, Inc. 5.25%, 3/15/19(b)	100,000	65,000

Pioneer Energy Services Corp. 6.13%, 3/15/22	128,000	79,360

Pioneer Holdings LLC 9.00%, 11/1/22(a)	113,000	114,978

Pitney Bowes, Inc. 3.88%, 9/15/20	80,000	79,500
3.88%, 10/1/21	223,000	217,425
4.38%, 5/15/22(b)	218,000	208,735
4.70%, 4/1/23	216,000	204,120

Plantronics, Inc. 5.50%, 5/31/23(a)	253,000	252,684

Polaris Intermediate Corp. 8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	644,000	638,178

PolyOne Corp. 5.25%, 3/15/23	253,000	259,958

PQ Corp. 6.75%, 11/15/22(a)	308,000	321,383

Prestige Brands, Inc. 5.38%, 12/15/21(a)	487,000	490,351

Prime Security Services Borrower LLC 9.25%, 5/15/23(a)	1,177,000	1,244,089

PulteGroup, Inc. 4.25%, 3/1/21	428,000	432,815

Pyxus International, Inc. 8.50%, 4/15/21(a)	68,000	69,020
9.88%, 7/15/21(b)	267,000	239,633

QEP Resources, Inc. 5.38%, 10/1/22	235,000	231,769

Quorum Health Corp. 11.63%, 4/15/23(b)	173,000	159,593

QVC, Inc. 5.13%, 7/2/22	238,000	248,141
4.38%, 3/15/23	535,000	540,070

Qwest Corp. 6.75%, 12/1/21	401,000	427,987

Radiate Holdco LLC 6.88%, 2/15/23(a)	123,000	119,925

Range Resources Corp. 5.75%, 6/1/21	226,000	229,955
5.88%, 7/1/22	148,000	150,220
5.00%, 8/15/22	178,000	176,220
5.00%, 3/15/23	290,000	281,300

Realogy Group LLC 5.25%, 12/1/21(a)	328,000	327,590
4.88%, 6/1/23(a)(b)	425,000	386,750

RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/23(a)	335,000	358,869

Rent-A-Center, Inc. 6.63%, 11/15/20(b)	133,000	133,166

Resolute Energy Corp. 8.50%, 5/1/20	253,000	253,949

Resolute Forest Products, Inc. 5.88%, 5/15/23	306,000	304,087

Revlon Consumer Products Corp. 5.75%, 2/15/21(b)	231,000	201,548

Reynolds Group Issuer, Inc. 5.75%, 10/15/20	1,436,118	1,440,785
5.13%, 7/15/23(a)	947,000	948,184

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

RHP Hotel Properties L.P. 5.00%, 4/15/21	$523,000	$526,922

Rite Aid Corp. 6.13%, 4/1/23(a)	870,000	744,937

Riverbed Technology, Inc. 8.88%, 3/1/23(a)	263,000	183,443

Rivers Pittsburgh Borrower L.P. 6.13%, 8/15/21(a)	262,000	262,655

Rowan Cos., Inc. 4.88%, 6/1/22	356,000	333,082

Sable International Finance Ltd. 6.88%, 8/1/22(a)	308,000	321,090

Sable Permian Resources Land LLC 8.00%, 6/15/20(a)	62,000	54,579
7.13%, 11/1/20(a)	15,000	6,150
13.00%, 11/30/20(a)	153,000	157,590
7.38%, 11/1/21(a)	14,000	5,740

Sabre GLBL, Inc. 5.38%, 4/15/23(a)	384,000	393,600

Sanchez Energy Corp. 6.13%, 1/15/23	561,000	85,553
7.25%, 2/15/23(a)(b)	433,000	375,627

Sanmina Corp. 4.38%, 6/1/19(a)	107,000	107,268

SBA Communications Corp. 4.88%, 7/15/22	453,000	459,795
4.00%, 10/1/22	477,320	474,933

SCANA Corp. 4.75%, 5/15/21(b)	372,000	378,568

Scientific Games International, Inc. 6.63%, 5/15/21	142,000	144,130
10.00%, 12/1/22	1,000,000	1,055,000

Scotts Miracle-Gro Co. (The) 6.00%, 10/15/23	398,000	411,930

Sealed Air Corp. 6.50%, 12/1/20(a)	206,000	215,270
5.25%, 4/1/23(a)	414,000	427,972

Select Medical Corp. 6.38%, 6/1/21	380,000	382,850

SemGroup Corp. 5.63%, 7/15/22	295,000	288,731

Sensata Technologies B.V. 4.88%, 10/15/23(a)	263,000	271,219

SESI LLC 7.13%, 12/15/21	362,000	336,660

Shea Homes L.P. 5.88%, 4/1/23(a)	392,000	379,260

Silgan Holdings, Inc. 5.50%, 2/1/22	238,000	240,380

Sinclair Television Group, Inc. 5.38%, 4/1/21	331,000	332,241
6.13%, 10/1/22	292,000	299,212

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	420,000	420,525
4.63%, 5/15/23(a)	168,000	170,730

SM Energy Co. 6.13%, 11/15/22	168,000	168,000

Sonic Automotive, Inc. 5.00%, 5/15/23	69,000	65,550

Sophia L.P. 9.00%, 9/30/23(a)	258,000	267,675

Sotera Health Holdings LLC 6.50%, 5/15/23(a)	213,000	215,130

Sotero Health Topco, Inc. 8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	243,000	239,963

Southern Star Central Corp. 5.13%, 7/15/22(a)	292,000	290,540

Southwestern Energy Co. 4.10%, 3/15/22	5,000	4,838

Springleaf Finance Corp. 5.25%, 12/15/19	223,000	226,484
8.25%, 12/15/20	356,000	382,077
7.75%, 10/1/21	492,000	529,963
6.13%, 5/15/22	505,000	526,462
5.63%, 3/15/23	614,000	625,512

Sprint Capital Corp. 6.90%, 5/1/19	537,000	540,356

Sprint Communications, Inc. 7.00%, 3/1/20(a)	317,000	328,095
7.00%, 8/15/20	479,000	500,507
11.50%, 11/15/21	302,000	353,280
6.00%, 11/15/22	790,000	803,430

Sprint Corp. 7.25%, 9/15/21	640,000	677,600
7.88%, 9/15/23	1,674,000	1,795,800

StandardAero Aviation Holdings, Inc. 10.00%, 7/15/23(a)	257,000	278,203

Starwood Property Trust, Inc. 5.00%, 12/15/21	531,000	543,611

Steel Dynamics, Inc. 5.13%, 10/1/21	355,000	357,441
5.25%, 4/15/23	237,000	242,036

Summit Materials LLC 6.13%, 7/15/23	399,000	410,970

Surgery Center Holdings, Inc. 8.88%, 4/15/21(a)	233,000	238,243

Symantec Corp. 4.20%, 9/15/20	435,000	440,058
3.95%, 6/15/22	118,000	118,025

Synovus Financial Corp. 5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	228,000	231,420

T-Mobile USA, Inc. 4.00%, 4/15/22	451,000	453,255
6.00%, 3/1/23	554,000	570,620
6.50%, 1/15/24	471,000	489,840

Talen Energy Supply LLC 9.50%, 7/15/22(a)(b)	250,000	267,500

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Tapstone Energy LLC 9.75%, 6/1/22(a)	$123,000	$99,938

Targa Resources Partners L.P. 5.25%, 5/1/23	549,000	557,916

Taylor Morrison Communities, Inc. 5.25%, 4/15/21(a)	268,000	269,340
6.63%, 5/15/22	203,000	209,598
5.88%, 4/15/23(a)	331,000	331,827

Teekay Offshore Partners L.P. 8.50%, 7/15/23(a)	336,000	321,720

TEGNA, Inc. 5.13%, 10/15/19	53,000	53,199
5.13%, 7/15/20	411,000	415,624
4.88%, 9/15/21(a)	124,000	124,930

Tempur Sealy International, Inc. 5.63%, 10/15/23	233,000	235,913

Tenet Healthcare Corp. 4.75%, 6/1/20	213,000	216,195
6.00%, 10/1/20	817,000	847,637
4.50%, 4/1/21	386,000	392,755
4.38%, 10/1/21	436,000	443,630
8.13%, 4/1/22	1,393,000	1,492,251
6.75%, 6/15/23(b)	947,000	974,226

TIBCO Software, Inc. 11.38%, 12/1/21(a)	493,000	524,121

TMX Finance LLC 11.13%, 4/1/23(a)	219,000	203,944

Toll Brothers Finance Corp. 5.88%, 2/15/22	445,000	468,919

TPC Group, Inc. 8.75%, 12/15/20(a)	368,000	362,480

TransDigm, Inc. 5.50%, 10/15/20	151,000	151,249
6.00%, 7/15/22	669,000	683,049

Transocean, Inc. 9.00%, 7/15/23(a)	91,000	96,346

TreeHouse Foods, Inc. 4.88%, 3/15/22	279,000	281,539

TRI Pointe Group, Inc. 4.38%, 6/15/19	226,000	226,283

Tribune Media Co. 5.88%, 7/15/22	750,000	766,875

Triumph Group, Inc. 4.88%, 4/1/21	308,000	304,920
5.25%, 6/1/22(b)	267,000	258,990

Ultra Resources, Inc. 6.88%, 4/15/22(a)	406,000	146,160

Unit Corp. 6.63%, 5/15/21	513,000	505,305

United Continental Holdings, Inc. 6.00%, 12/1/20(b)	273,000	283,238
4.25%, 10/1/22	227,000	226,716

United Rentals North America, Inc. 4.63%, 7/15/23	454,000	464,442

Uniti Group L.P. 6.00%, 4/15/23(a)	361,000	336,632
8.25%, 10/15/23	555,000	484,237

Univar USA, Inc. 6.75%, 7/15/23(a)	193,000	199,273

Univision Communications, Inc. 5.13%, 5/15/23(a)	596,000	542,360

Urban One, Inc. 7.38%, 4/15/22(a)	163,000	156,888

VeriSign, Inc. 4.63%, 5/1/23	278,000	283,438

Vertiv Intermediate Holding Corp. 12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	224,000	218,120

VFH Parent LLC 6.75%, 6/15/22(a)	416,000	427,806

Viacom, Inc. 5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	293,800	288,516

VICI Properties 1 LLC 8.00%, 10/15/23	64,000	70,240

Vine Oil & Gas L.P. 8.75%, 4/15/23(a)	278,000	225,875
9.75%, 4/15/23(a)	208,000	173,680

Vista Outdoor, Inc. 5.88%, 10/1/23	314,000	296,730

Vistra Energy Corp. 5.88%, 6/1/23	336,000	346,500

Voya Financial, Inc. 5.65%, 5/15/53, (5.65% fixed rate until 5/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.58% thereafter)(c)	441,000	436,936

W/S Packaging Holdings, Inc. 9.00%, 4/15/23(a)	114,000	117,420

Weatherford International Ltd. 5.13%, 9/15/20	113,000	94,920
7.75%, 6/15/21(b)	298,000	268,200
4.50%, 4/15/22	235,000	162,738
8.25%, 6/15/23	283,000	203,053

WESCO Distribution, Inc. 5.38%, 12/15/21	226,000	229,108

WEX, Inc. 4.75%, 2/1/23(a)	339,000	337,305

Whiting Petroleum Corp. 5.75%, 3/15/21	351,000	357,142
6.25%, 4/1/23	120,000	121,200

William Carter Co. (The) 5.25%, 8/15/21	298,000	302,842

William Lyon Homes, Inc. 6.00%, 9/1/23	530,000	495,550

Williams Scotsman International, Inc. 7.88%, 12/15/22(a)	268,000	272,690
6.88%, 8/15/23(a)	128,000	126,080

Windstream Services LLC 6.38%, 8/1/23(a)(d)	153,000	33,660
6.38%, 8/1/23(b)(d)	225,000	54,563

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

WMG Acquisition Corp. 5.00%, 8/1/23(a)	$326,000	$328,037

WPX Energy, Inc. 6.00%, 1/15/22	330,000	342,375
8.25%, 8/1/23	556,080	626,285

WR Grace & Co-Conn 5.13%, 10/1/21(a)	322,000	332,913

Wyndham Destinations, Inc. 4.25%, 3/1/22	270,000	269,339
3.90%, 3/1/23	393,000	382,929

Wynn Las Vegas LLC 4.25%, 5/30/23(a)	240,000	237,900

Xerox Corp. 3.50%, 8/20/20	426,000	423,998
4.50%, 5/15/21	757,000	770,247
3.63%, 3/15/23	749,000	735,892

XPO Logistics, Inc. 6.50%, 6/15/22(a)	723,000	738,364

York Risk Services Holding Corp. 8.50%, 10/1/22(a)	159,000	126,405

Yum! Brands, Inc. 5.30%, 9/15/19	123,000	124,538
3.88%, 11/1/20	107,000	107,535
3.75%, 11/1/21	203,000	202,493
3.88%, 11/1/23	100,000	98,500

Zachry Holdings, Inc. 7.50%, 2/1/20(a)(b)	45,000	45,081

Zayo Group LLC 6.00%, 4/1/23	766,000	779,405
TOTAL CORPORATE BONDS (Cost: $215,045,111)		212,792,867

FOREIGN CORPORATE BONDS – 12.1%

Australia – 0.5%

Barminco Finance Pty Ltd. 6.63%, 5/15/22(a)	132,000	132,330

FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22(a)	622,000	624,332

Virgin Australia Holdings Ltd. 8.50%, 11/15/19(a)	408,000	417,588

Total Australia		1,174,250

Belgium – 0.1%

LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/23(a)	254,000	241,618

Bermuda – 0.1%

Teekay Corp. 8.50%, 1/15/20(b)	224,000	223,888

Canada – 4.7%

1011778 BC ULC 4.63%, 1/15/22(a)	680,000	684,250

Advanz Pharma Corp. 8.00%, 9/6/24	597	568

Air Canada 7.75%, 4/15/21(a)	245,000	263,375

Athabasca Oil Corp. 9.88%, 2/24/22(a)(b)	222,000	215,895

Baytex Energy Corp. 5.13%, 6/1/21(a)	315,000	311,850

Bombardier, Inc. 7.75%, 3/15/20(a)	525,000	549,990
8.75%, 12/1/21(a)	535,000	590,506
5.75%, 3/15/22(a)(b)	168,000	169,176
6.00%, 10/15/22(a)(b)	599,000	604,990
6.13%, 1/15/23(a)	623,000	629,230

Brookfield Residential Properties, Inc. 6.50%, 12/15/20(a)	269,000	270,009
6.13%, 7/1/22(a)	366,000	366,000

Canbriam Energy, Inc. 9.75%, 11/15/19(a)	263,000	215,003

Cascades, Inc. 5.50%, 7/15/22(a)	336,000	338,520

Cooke Omega Investments, Inc. 8.50%, 12/15/22(a)	193,000	191,070

Eldorado Gold Corp. 6.13%, 12/15/20(a)	74,000	72,335

GFL Environmental, Inc. 5.63%, 5/1/22(a)	171,000	165,870
5.38%, 3/1/23(a)	310,000	293,531

goeasy Ltd. 7.88%, 11/1/22(a)	199,000	209,448

Hudbay Minerals, Inc. 7.25%, 1/15/23(a)	249,000	257,665

Imperial Metals Corp. 7.00%, 3/15/19(a)	163,000	105,135

Kissner Holdings L.P. 8.38%, 12/1/22(a)	347,000	363,482

Kronos Acquisition Holdings, Inc. 9.00%, 8/15/23(a)	416,000	356,720

MEG Energy Corp. 6.38%, 1/30/23(a)	534,000	489,277

Mountain Province Diamonds, Inc. 8.00%, 12/15/22(a)	193,000	194,206

New Gold, Inc. 6.25%, 11/15/22(a)	320,000	285,200

Norbord, Inc. 6.25%, 4/15/23(a)	183,000	187,804

NOVA Chemicals Corp. 5.25%, 8/1/23(a)	532,000	528,675

Open Text Corp. 5.63%, 1/15/23(a)	591,000	609,469

Quebecor Media, Inc. 5.75%, 1/15/23	534,000	555,861

Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/23(a)	299,000	294,141

Seven Generations Energy Ltd. 6.88%, 6/30/23(a)	280,000	289,100

Taseko Mines Ltd. 8.75%, 6/15/22(a)	148,000	138,380

Teine Energy Ltd. 6.88%, 9/30/22(a)	163,000	164,630

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Tervita Escrow Corp. 7.63%, 12/1/21(a)	$227,000	$227,568

Videotron Ltd. 5.00%, 7/15/22	400,000	410,500

Xplornet Communications, Inc. 9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	125,437	129,827

Total Canada		11,729,256

Denmark – 0.1%

DKT Finance ApS 9.38%, 6/17/23(a)	306,000	329,715

Finland – 0.2%

Nokia Oyj 5.38%, 5/15/19	219,000	220,369
3.38%, 6/12/22	407,000	399,755

Total Finland		620,124

Germany – 0.5%

Deutsche Bank AG 4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	650,000	580,110

IHO Verwaltungs GmbH 4.13%, 9/15/21, Toggle PIK (4.125% Cash or 4.875% PIK)(a)	265,000	263,675
4.50%, 9/15/23, Toggle PIK (4.50% Cash or 5.25% PIK)(a)	341,000	331,759

Welltec A/S 9.50%, 12/1/22(a)	200,000	189,080

Total Germany		1,364,624

Ireland – 0.7%

Ardagh Packaging Finance PLC 4.25%, 9/15/22(a)	558,000	558,391
4.63%, 5/15/23(a)	429,000	433,290

Avolon Holdings Funding Ltd. 5.13%, 10/1/23(a)	526,000	532,575

Fly Leasing Ltd. 6.38%, 10/15/21	210,000	212,100

Total Ireland		1,736,356

Italy – 0.1%

Telecom Italia Capital S.A. 7.18%, 6/18/19	278,000	281,283

Liberia – 0.0%

Eletson Holdings, Inc. 9.63%, 1/15/22, Series Ai(d)	53,264	21,439

Luxembourg – 2.1%

Altice Financing S.A. 6.63%, 2/15/23(a)	1,171,000	1,200,275

Altice Luxembourg S.A. 7.75%, 5/15/22(a)	1,305,000	1,301,737

ARD Finance S.A. 7.13%, 9/15/23, Toggle PIK (7.125% Cash or 7.875% PIK)	313,000	315,348

ARD Securities Finance SARL 8.75%, 1/31/23, Toggle PIK (8.75% Cash or 8.75% PIK)(a)	240,116	226,910

Intelsat Connect Finance S.A. 9.50%, 2/15/23(a)	544,000	529,040

Intelsat Jackson Holdings S.A. 9.50%, 9/30/22(a)	468,000	544,050
5.50%, 8/1/23	1,001,000	918,417

Intelsat Luxembourg S.A. 8.13%, 6/1/23(b)	396,000	332,640

Total Luxembourg		5,368,417

Netherlands – 0.6%

InterGen N.V. 7.00%, 6/30/23(a)	300,000	271,500

Koninklijke KPN N.V. 7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(b)(c)	450,000	466,413

Lincoln Finance Ltd. 7.38%, 4/15/21(a)	371,000	378,884

OCI N.V. 6.63%, 4/15/23(a)	360,000	373,950

Total Netherlands		1,490,747

New Zealand – 0.1%

Trilogy International Partners LLC 8.88%, 5/1/22(a)	198,000	191,704

Norway – 0.1%

Aker BP ASA 6.00%, 7/1/22(a)	359,000	369,842

Puerto Rico – 0.1%

Popular, Inc. 6.13%, 9/14/23	160,000	165,400

Sweden – 0.3%

Perstorp Holding AB 11.00%, 9/30/21(a)	226,000	244,716

Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	493,000	498,664

Total Sweden		743,380

United Kingdom – 1.8%

Algeco Global Finance PLC 8.00%, 2/15/23(a)	200,000	200,500

Alpha 2 B.V. 8.75%, 6/1/23, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	200,000	192,500

Avon International Operations, Inc. 7.88%, 8/15/22(a)	552,000	571,320

Avon Products, Inc. 7.00%, 3/15/23	153,000	147,645

Fiat Chrysler Automobiles N.V. 4.50%, 4/15/20	665,000	671,650
5.25%, 4/15/23(b)	600,000	611,100

Global Ship Lease, Inc. 9.88%, 11/15/22(a)	217,000	212,161

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2019

Investments	Principal Amount	Value

Inmarsat Finance PLC 4.88%, 5/15/22(a)	$462,000	$464,310

Jaguar Land Rover Automotive PLC 5.63%, 2/1/23(a)(b)	249,000	241,219

KCA Deutag UK Finance PLC 7.25%, 5/15/21(a)(b)	200,000	160,000
9.88%, 4/1/22(a)	248,000	199,020
9.63%, 4/1/23(a)	260,000	199,550

Virgin Media Secured Finance PLC 5.25%, 1/15/21	596,000	610,691

Total United Kingdom		4,481,666
TOTAL FOREIGN CORPORATE BONDS (Cost: $30,787,196)		30,533,709

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.9%

United States – 5.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%(e)
(Cost: $14,996,033)(f)	14,996,033	14,996,033

TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $260,828,340)		258,322,609

Other Assets less Liabilities – (2.5)%		(6,399,975)

NET ASSETS – 100.0%		$251,922,634
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2019 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(d)	Security in default on interest payments.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2019.

(f)

At February 28, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,374,261. The Fund also had securities on loan having a total market value of $126,453 that were sold and pending settlement. The total market value of the collateral held by the Fund was $14,996,033.

PIK – Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)

2 Year U.S. Treasury Note	537	6/28/19	$(113,948,883)	$79,711
5 Year U.S. Treasury Note	591	6/28/19	(67,706,437)	171,654
			$(181,655,320)	$251,365
†	As of February 28, 2019, cash collateral posted by the Fund with the broker for futures contracts was $1,039,151.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 29.7%

Federal Home Loan Bank – 1.1%
2.63%, 5/28/20	$75,000	$75,071
1.13%, 7/14/21	250,000	242,205
3.00%, 9/10/21	70,000	70,758
3.00%, 10/12/21	75,000	75,863
3.38%, 9/8/23	70,000	72,256
3.38%, 12/8/23	65,000	67,175
3.25%, 11/16/28	65,000	66,432
5.50%, 7/15/36	150,000	192,063

Total Federal Home Loan Bank		861,823

Federal Home Loan Mortgage Corporation – 8.8%
2.38%, 1/13/22	697,000	694,027
2.50%, 3/1/28	48,231	47,622
3.50%, 1/1/29	47,018	47,925
2.50%, 6/1/29	87,156	86,032
3.00%, 8/1/29	43,066	43,206
2.50%, 1/1/30	50,414	49,746
2.50%, 2/1/30	177,509	175,083
3.00%, 4/1/30	76,626	76,781
3.00%, 5/1/30	38,781	38,848
2.50%, 12/1/31	70,990	69,715
3.00%, 12/1/31	70,480	70,449
6.25%, 7/15/32	100,000	133,310
2.50%, 11/1/32	42,714	41,946
3.00%, 1/1/33	43,434	43,415
4.00%, 11/1/33	48,238	49,600
2.00%, 3/1/34(a)	25,000	23,998
2.50%, 3/1/34(a)	50,000	49,063
3.00%, 3/1/34(a)	25,000	24,975
3.50%, 3/1/34(a)	50,000	50,830
4.00%, 5/1/34	64,590	66,888
3.50%, 8/1/34	39,783	40,428
3.00%, 5/1/37	41,715	41,423
3.00%, 2/1/38	74,110	73,238
5.50%, 4/1/38	50,630	54,950
4.50%, 12/1/40	72,084	75,931
4.00%, 2/1/41	283,791	292,431
3.50%, 3/1/42	84,032	84,841
3.00%, 6/1/43	87,409	85,919
3.00%, 7/1/43	96,662	95,088
3.00%, 8/1/43	132,885	130,722
4.00%, 12/1/43	33,190	34,061
3.00%, 1/1/44	131,521	129,380
3.50%, 9/1/44	129,101	130,341
4.00%, 9/1/44	102,379	104,897
3.50%, 1/1/45	61,296	61,658
3.00%, 4/1/45	209,046	205,222
4.50%, 7/1/45	46,699	49,138
3.50%, 8/1/45	105,174	105,764
4.00%, 8/1/45	59,952	61,426
3.50%, 9/1/45	142,498	143,297
4.00%, 11/1/45	66,889	68,534
3.50%, 3/1/46	76,881	77,303
3.00%, 4/1/46	22,586	22,134
3.50%, 4/1/46	128,558	129,225
3.00%, 5/1/46	181,192	177,835
3.50%, 5/1/46	34,459	34,635
3.00%, 9/1/46	50,598	49,586
4.50%, 9/1/46	120,131	126,528
3.00%, 10/1/46	123,215	120,750
3.00%, 11/1/46	104,808	102,679
4.00%, 11/1/46	35,304	36,152
3.50%, 12/1/46	154,308	154,982
3.00%, 2/1/47	21,636	21,196
4.00%, 2/1/47	37,222	38,110
4.50%, 4/1/47	41,420	42,977
3.50%, 5/1/47	42,100	42,249
4.50%, 5/1/47	71,517	74,203
3.50%, 8/1/47	209,118	209,686
4.00%, 8/1/47	95,763	98,021
4.50%, 9/1/47	38,705	40,158
3.00%, 10/1/47	116,043	113,632
3.50%, 10/1/47	253,157	253,731
4.00%, 2/1/48	56,402	57,689
4.50%, 2/1/48	146,263	151,729
3.50%, 6/1/48	193,050	193,427
4.00%, 7/1/48	235,049	242,483
4.00%, 9/1/48	121,192	123,729
4.00%, 10/1/48	195,833	199,932
2.50%, 3/1/49(a)	25,000	23,744
3.50%, 3/1/49(a)	100,000	100,118
5.00%, 3/1/49(a)	100,000	105,007

Total Federal Home Loan Mortgage Corporation		7,115,778

Federal National Mortgage Association – 12.4%
4.50%, 2/1/44	191,748	201,840
4.00%, 8/1/48	290,322	296,378
5.50%, 3/1/49(a)	75,000	79,517
4.00%, 7/1/19	3	3
1.50%, 6/22/20	250,000	246,622
5.50%, 10/1/25	55,742	59,151
4.00%, 7/1/26	11,280	11,584
1.88%, 9/24/26	100,000	93,324
3.50%, 10/1/26	66,651	67,774
3.50%, 12/1/26	14,919	15,170
3.00%, 6/1/27	59,046	59,217
2.50%, 8/1/28	39,695	39,174
3.00%, 11/1/28	19,330	19,345
3.00%, 7/1/29	81,965	81,926
3.00%, 9/1/30	44,465	44,444
3.50%, 4/1/31	42,166	42,945
2.50%, 6/1/31	35,206	34,590
2.50%, 7/1/31	36,120	35,489
2.50%, 10/1/31	124,205	122,033
2.50%, 4/1/32	36,816	36,195
2.50%, 9/1/32	97,196	95,727
2.50%, 10/1/32	42,328	41,556
3.00%, 10/1/32	70,418	70,385
2.50%, 12/1/32	21,671	21,276
3.50%, 1/1/33	49,567	50,421
3.00%, 3/1/33	53,791	53,741
3.00%, 4/1/33	90,180	90,098
6.00%, 2/1/34	64,312	70,863
2.00%, 3/1/34(a)	25,000	23,995
2.50%, 3/1/34(a)	25,000	24,520
3.00%, 3/1/34(a)	25,000	24,958

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value
3.50%, 3/1/34(a)	$50,000	$50,804
4.00%, 3/1/34(a)	75,000	76,937
4.00%, 8/1/34	22,063	22,772
3.50%, 1/1/36	26,198	26,474
3.50%, 7/1/36	71,329	72,079
3.00%, 11/1/36	100,372	99,477
3.00%, 2/1/37	104,543	103,735
3.50%, 4/1/38	46,904	47,423
4.50%, 9/1/39	30,335	31,881
4.50%, 8/1/40	60,903	64,025
5.50%, 9/1/40	82,968	89,745
3.50%, 6/1/42	21,482	21,675
4.00%, 7/1/42	120,196	123,989
4.00%, 9/1/42	366,118	376,772
3.00%, 1/1/43	109,889	108,018
3.00%, 4/1/43	115,688	113,718
3.50%, 5/1/43	32,529	32,815
3.00%, 6/1/43	122,716	120,627
4.00%, 6/1/43	13,058	13,437
3.00%, 8/1/43	232,018	228,068
3.50%, 8/1/43	272,445	274,747
4.00%, 11/1/43	28,342	29,132
3.00%, 2/1/44	94,037	92,435
4.00%, 2/1/44	161,430	166,191
4.50%, 5/1/44	21,760	22,659
4.00%, 9/1/44	105,468	108,126
4.00%, 10/1/44	182,621	187,191
3.50%, 2/1/45	179,386	180,998
5.00%, 2/1/45	97,877	104,711
3.50%, 3/1/45	117,201	117,801
3.50%, 4/1/45	116,745	117,325
3.50%, 6/1/45	182,647	183,554
4.00%, 8/1/45	211,453	216,562
3.50%, 12/1/45	393,862	395,818
3.00%, 1/1/46	181,731	177,876
3.50%, 1/1/46	139,073	139,735
3.50%, 2/1/46	75,334	75,709
3.50%, 4/1/46	32,084	32,234
4.00%, 4/1/46	30,943	31,683
3.00%, 5/1/46	148,938	145,755
3.50%, 5/1/46	248,049	249,090
4.50%, 5/1/46	147,736	153,497
4.00%, 7/1/46	84,124	86,125
3.00%, 9/1/46	123,042	120,413
3.00%, 10/1/46	84,482	82,664
4.00%, 10/1/46	37,402	38,286
2.50%, 11/1/46	22,239	21,123
3.00%, 11/1/46	236,443	231,460
3.50%, 11/1/46	40,695	40,897
3.00%, 12/1/46	164,057	160,550
3.00%, 1/1/47	87,145	85,282
3.00%, 2/1/47	44,510	43,556
4.00%, 2/1/47	41,712	42,689
3.50%, 3/1/47	21,000	21,061
4.00%, 3/1/47	44,523	45,566
4.00%, 5/1/47	128,406	131,404
4.00%, 8/1/47	128,834	131,965
3.50%, 11/1/47	369,353	369,841
4.50%, 11/1/47	81,035	83,984
3.50%, 12/1/47	138,995	139,176
3.00%, 1/1/48	47,036	46,003
3.50%, 1/1/48	155,863	156,065
4.00%, 7/1/48	52,674	53,756
4.50%, 7/1/48	188,424	195,198
4.50%, 9/1/48	95,236	98,658
3.50%, 3/1/49(a)	75,000	75,041
4.00%, 3/1/49(a)	175,000	178,428
4.50%, 3/1/49(a)	50,000	51,752
5.00%, 3/1/49(a)	150,000	157,319

Total Federal National Mortgage Association		10,069,823

Government National Mortgage Association – 7.4%

Government National Mortgage Association 5.50%, 10/20/48	147,774	155,536
3.00%, 4/20/33	92,310	92,723
5.00%, 2/20/43	55,154	58,901
3.50%, 3/20/43	264,936	269,992
4.00%, 5/20/43	53,886	55,800
4.00%, 6/20/43	97,188	100,678
3.00%, 8/20/43	132,884	132,376
5.00%, 4/20/44	115,970	123,809
3.50%, 7/20/44	177,723	179,961
4.00%, 7/20/44	34,701	35,912
5.00%, 7/20/44	21,041	22,462
3.50%, 8/20/44	222,452	225,198
5.00%, 8/20/44	19,510	20,831
3.00%, 9/20/44	98,683	98,295
4.50%, 9/20/44	77,125	80,947
3.00%, 1/20/45	41,786	41,446
4.00%, 4/20/45	206,627	213,837
3.50%, 11/20/45	189,111	191,435
3.00%, 12/20/45	236,369	234,151
4.50%, 12/20/45	80,833	84,817
3.00%, 5/20/46	41,456	41,047
3.50%, 9/20/46	210,751	212,986
4.00%, 10/20/46	143,916	148,406
4.00%, 12/20/46	66,084	68,020
4.00%, 1/20/47	63,701	65,470
4.50%, 1/20/47	71,227	74,756
3.50%, 2/20/47	85,282	86,166
4.00%, 2/20/47	63,932	65,708
3.50%, 3/20/47	176,984	178,818
3.50%, 4/20/47	128,810	130,132
3.00%, 5/20/47	121,693	120,314
4.00%, 7/20/47	97,321	100,063
3.00%, 8/20/47	110,943	109,652
4.00%, 8/20/47	80,606	82,845
3.50%, 9/20/47	178,733	180,515
4.50%, 10/20/47	40,607	42,076
3.00%, 11/20/47	137,619	136,003
3.00%, 12/20/47	115,502	114,146
3.50%, 1/20/48	373,905	377,769
4.00%, 1/20/48	46,584	47,878
3.00%, 2/20/48	199,080	196,742
4.50%, 6/20/48	132,991	137,828
3.50%, 7/20/48	144,565	146,006
4.00%, 9/20/48	172,250	177,035
4.50%, 9/20/48	122,984	127,448

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value
2.50%, 3/1/49(a)	$25,000	$23,968
3.00%, 3/1/49(a)	200,000	197,484
3.50%, 3/1/49(a)	25,000	25,226
4.00%, 3/1/49(a)	75,000	76,988
4.50%, 3/1/49(a)	50,000	51,750

Total Government National Mortgage Association		5,962,352
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $23,929,987)		24,009,776

U.S. GOVERNMENT OBLIGATIONS – 35.1%

U.S. Treasury Bonds – 7.6%

U.S. Treasury Bond 7.63%, 11/15/22	200,000	235,977
6.88%, 8/15/25	401,000	502,323
5.25%, 2/15/29	275,000	335,253
6.25%, 5/15/30	100,000	133,607
5.38%, 2/15/31	25,000	31,635
5.00%, 5/15/37	25,000	32,626
4.38%, 2/15/38	80,000	97,448
4.50%, 5/15/38	25,000	30,947
3.50%, 2/15/39	130,000	141,215
4.25%, 5/15/39	150,000	179,821
4.50%, 8/15/39	125,000	154,744
4.38%, 11/15/39	113,000	137,633
4.63%, 2/15/40	50,000	62,894
3.88%, 8/15/40	135,000	153,713
3.00%, 5/15/42	100,000	99,066
2.88%, 5/15/43	75,000	72,415
3.63%, 8/15/43	280,000	306,589
3.75%, 11/15/43	155,000	173,146
3.63%, 2/15/44	150,000	164,338
3.38%, 5/15/44	125,000	131,479
3.13%, 8/15/44	300,000	302,297
3.00%, 11/15/44	154,000	151,780
2.50%, 2/15/45	75,000	67,143
3.00%, 5/15/45	100,000	98,594
2.88%, 8/15/45	100,000	96,258
3.00%, 11/15/45	150,000	147,850
2.50%, 2/15/46	150,000	133,787
2.50%, 5/15/46	760,000	677,291
2.25%, 8/15/46	30,000	25,327
2.88%, 11/15/46	100,000	96,144
3.00%, 2/15/47	255,000	251,344
3.00%, 5/15/47	235,000	231,356
2.75%, 8/15/47	100,000	93,578
2.75%, 11/15/47	100,000	93,496
3.00%, 2/15/48	150,000	147,416
3.13%, 5/15/48	25,000	25,174
3.00%, 8/15/48	150,000	147,428
3.38%, 11/15/48	170,000	179,732

Total U.S. Treasury Bonds		6,142,864

U.S. Treasury Notes – 27.5%

U.S. Treasury Note 1.13%, 12/31/19	300,000	296,525
1.63%, 12/31/19	100,000	99,250
1.88%, 12/31/19	200,000	198,918
3.50%, 5/15/20	150,000	151,676
1.38%, 5/31/20	200,000	197,125
1.50%, 5/31/20	200,000	197,438
1.63%, 6/30/20	130,000	128,428
1.88%, 6/30/20	200,000	198,258
2.50%, 6/30/20	130,000	129,926
1.50%, 7/15/20	205,000	202,113
1.63%, 7/31/20	200,000	197,441
2.00%, 7/31/20	100,000	99,240
1.50%, 8/15/20	170,000	167,467
2.63%, 8/15/20	200,000	200,207
1.38%, 8/31/20	200,000	196,594
1.38%, 9/30/20	200,000	196,383
1.63%, 10/15/20	200,000	197,078
1.38%, 10/31/20	600,000	588,586
1.75%, 11/15/20	200,000	197,379
2.63%, 11/15/20	300,000	300,398
1.63%, 11/30/20	450,000	442,986
1.75%, 12/31/20	305,000	300,735
3.63%, 2/15/21	300,000	306,305
1.13%, 2/28/21	555,000	539,976
1.25%, 3/31/21	300,000	292,453
1.38%, 4/30/21	400,000	390,469
2.25%, 4/30/21	500,000	497,266
2.63%, 5/15/21	200,000	200,484
1.38%, 5/31/21	200,000	195,078
2.00%, 5/31/21	300,000	296,701
2.63%, 6/15/21	300,000	300,844
1.13%, 6/30/21	480,000	465,300
1.13%, 7/31/21	200,000	193,590
2.13%, 8/15/21	100,000	99,111
1.13%, 8/31/21	270,000	261,056
1.13%, 9/30/21	500,000	483,106
2.13%, 9/30/21	300,000	297,223
1.25%, 10/31/21	105,000	101,645
2.00%, 10/31/21	95,000	93,805
2.00%, 11/15/21	120,000	118,512
1.50%, 1/31/22	200,000	194,500
1.88%, 1/31/22	200,000	196,539
1.75%, 5/15/22	30,000	29,315
1.63%, 8/15/22	200,000	194,223
1.63%, 8/31/22	200,000	194,172
1.88%, 8/31/22	200,000	195,828
1.75%, 9/30/22	200,000	194,883
1.88%, 9/30/22	200,000	195,766
1.63%, 11/15/22	522,000	505,830
1.75%, 1/31/23	300,000	291,574
2.38%, 1/31/23	300,000	298,523
1.50%, 3/31/23	225,000	216,229
2.50%, 3/31/23	600,000	599,813
2.75%, 4/30/23	200,000	201,867
1.75%, 5/15/23	750,000	727,207
2.75%, 5/31/23	200,000	201,914
1.38%, 6/30/23	135,000	128,719
1.25%, 7/31/23	100,000	94,746
2.50%, 8/15/23	200,000	199,895
1.38%, 9/30/23	200,000	190,149
1.63%, 10/31/23	100,000	96,105
2.25%, 12/31/23	400,000	395,125
2.25%, 1/31/24	110,000	108,610
2.75%, 2/15/24	140,000	141,479

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value
2.13%, 2/29/24	$350,000	$343,424
2.13%, 3/31/24	650,000	637,381
2.00%, 4/30/24	575,000	560,131
2.50%, 5/15/24	300,000	299,408
2.00%, 5/31/24	250,000	243,389
2.38%, 8/15/24	350,000	346,869
2.25%, 11/15/24	180,000	176,970
2.13%, 11/30/24	75,000	73,238
2.25%, 12/31/24	105,000	103,189
2.50%, 1/31/25	105,000	104,575
2.00%, 2/15/25	250,000	241,982
2.75%, 2/28/25	105,000	106,007
2.88%, 4/30/25	200,000	203,285
2.13%, 5/15/25	300,000	291,996
2.00%, 8/15/25	270,000	260,418
2.25%, 11/15/25	300,000	293,367
1.50%, 8/15/26	725,000	669,493
2.25%, 2/15/27	100,000	97,125
2.38%, 5/15/27	250,000	244,805
2.25%, 8/15/27	220,000	212,962
2.25%, 11/15/27	125,000	120,791
2.75%, 2/15/28	195,000	195,872
2.88%, 5/15/28	250,000	253,545
2.88%, 8/15/28	225,000	228,089
3.13%, 11/15/28	150,000	155,241

Total U.S. Treasury Notes		22,273,638
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $28,279,872)		28,416,502

CORPORATE BONDS – 22.7%

United States – 22.7%

21st Century Fox America, Inc. 6.40%, 12/15/35	5,000	6,346
6.65%, 11/15/37	22,000	28,759
4.95%, 10/15/45	5,000	5,572

3M Co. 2.25%, 9/19/26	5,000	4,659
3.13%, 9/19/46	25,000	21,572
3.63%, 10/15/47	20,000	18,719

Abbott Laboratories 3.40%, 11/30/23	14,000	14,140
6.15%, 11/30/37	30,000	35,637
4.75%, 4/15/43	10,000	10,515

AbbVie, Inc. 3.60%, 5/14/25	61,000	60,025
4.70%, 5/14/45	50,000	45,875

Activision Blizzard, Inc. 2.30%, 9/15/21	5,000	4,891
2.60%, 6/15/22	25,000	24,447

Aetna, Inc. 4.75%, 3/15/44	20,000	18,997
3.88%, 8/15/47	20,000	16,548

Air Lease Corp. 2.13%, 1/15/20	5,000	4,959
3.38%, 6/1/21	20,000	19,875
2.63%, 7/1/22	5,000	4,817
3.88%, 7/3/23	5,000	4,982
4.25%, 9/15/24	5,000	5,003
3.63%, 4/1/27	25,000	22,853
3.63%, 12/1/27	100,000	91,172

Aircastle Ltd. 5.00%, 4/1/23	5,000	5,091

Alexandria Real Estate Equities, Inc. 3.90%, 6/15/23	100,000	101,337
4.00%, 1/15/24	5,000	5,081
3.45%, 4/30/25	20,000	19,539

Allergan Funding SCS 3.45%, 3/15/22	25,000	24,910
4.55%, 3/15/35	10,000	9,341
4.75%, 3/15/45(b)	5,000	4,622

Allstate Corp. (The) 3.28%, 12/15/26	20,000	19,848

Altria Group, Inc. 2.85%, 8/9/22	75,000	73,776
5.38%, 1/31/44	50,000	46,624

Amazon.com, Inc. 4.05%, 8/22/47	25,000	25,081
4.25%, 8/22/57	125,000	126,864

Ameren Illinois Co. 3.80%, 5/15/28	50,000	51,293

American Express Co. 3.00%, 10/30/24	50,000	48,819
3.63%, 12/5/24	100,000	101,236
4.05%, 12/3/42	20,000	19,721

American Express Credit Corp. 2.25%, 8/15/19	5,000	4,989
1.70%, 10/30/19	5,000	4,965
2.70%, 3/3/22	100,000	99,498
3.30%, 5/3/27	10,000	9,915

American Honda Finance Corp. 1.95%, 7/20/20	25,000	24,660
2.65%, 2/12/21	5,000	4,987
1.70%, 9/9/21	25,000	24,225
3.38%, 12/10/21	20,000	20,254
2.90%, 2/16/24	5,000	4,934
2.30%, 9/9/26	5,000	4,599

American International Group, Inc. 2.30%, 7/16/19	25,000	24,956
4.88%, 6/1/22	5,000	5,242
4.70%, 7/10/35	5,000	4,848
4.75%, 4/1/48	30,000	28,373

American Tower Corp. 2.80%, 6/1/20	5,000	4,982
3.30%, 2/15/21	5,000	5,005
3.60%, 1/15/28	20,000	19,258

American Water Capital Corp. 2.95%, 9/1/27	25,000	23,792
3.75%, 9/1/47	5,000	4,641

AmerisourceBergen Corp. 3.40%, 5/15/24	20,000	19,853

Amgen, Inc. 3.45%, 10/1/20	5,000	5,042
2.25%, 8/19/23	5,000	4,825
4.66%, 6/15/51	88,000	84,407

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Anadarko Petroleum Corp. 5.55%, 3/15/26	$25,000	$26,768

Anthem, Inc. 2.50%, 11/21/20	10,000	9,913
3.50%, 8/15/24	5,000	5,002
6.38%, 6/15/37	20,000	23,441
4.65%, 1/15/43	69,000	69,009

Aon Corp. 5.00%, 9/30/20	50,000	51,297

Apache Corp. 6.00%, 1/15/37	17,000	17,648

Apple, Inc. 1.50%, 9/12/19	5,000	4,971
1.55%, 2/7/20	70,000	69,263
2.00%, 5/6/20	70,000	69,496
2.40%, 5/3/23	20,000	19,641
3.00%, 2/9/24	20,000	20,039
2.85%, 5/11/24	50,000	49,631
3.00%, 6/20/27	25,000	24,330
4.45%, 5/6/44	20,000	20,994
4.38%, 5/13/45	20,000	20,765
3.75%, 11/13/47	25,000	23,679

Aptiv Corp. 4.15%, 3/15/24	5,000	5,026

Archer-Daniels-Midland Co. 3.38%, 3/15/22	100,000	101,358
4.02%, 4/16/43	25,000	24,485

Ares Capital Corp. 4.25%, 3/1/25	20,000	18,993

Ascension Health 4.85%, 11/15/53	25,000	28,012

Assurant, Inc. 4.00%, 3/15/23	20,000	19,969
4.20%, 9/27/23	20,000	20,136

AT&T, Inc. 4.60%, 2/15/21	5,000	5,125
2.80%, 2/17/21	25,000	24,858
4.45%, 5/15/21	25,000	25,710
3.00%, 2/15/22	25,000	24,894
3.20%, 3/1/22	50,000	50,015
4.30%, 2/15/30	54,000	53,064
4.35%, 6/15/45	102,000	89,000
4.75%, 5/15/46	10,000	9,299
5.45%, 3/1/47	10,000	10,178

Autodesk, Inc. 3.13%, 6/15/20	40,000	39,898

AutoNation, Inc. 3.50%, 11/15/24	20,000	18,773
4.50%, 10/1/25	20,000	19,558

AutoZone, Inc. 3.25%, 4/15/25	20,000	19,391

AXA Equitable Holdings, Inc. 4.35%, 4/20/28	50,000	49,366

Baker Hughes a GE Co. LLC 3.34%, 12/15/27	50,000	47,475

Bank of America Corp. 5.63%, 7/1/20	5,000	5,176
2.63%, 10/19/20	10,000	9,956
2.15%, 11/9/20	5,000	4,935
2.33%, 10/1/21, (2.328% fixed rate until 10/1/20; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(c)	10,000	9,896
3.50%, 5/17/22, (3.499% fixed rate until 5/17/21; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(c)	10,000	10,074
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	165,000	162,951
4.13%, 1/22/24	50,000	51,745
3.55%, 3/5/24, (3.550% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	10,000	10,046
4.20%, 8/26/24	50,000	51,026
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	100,000	96,577
7.75%, 5/14/38	100,000	135,000
4.75%, 4/21/45, Series L	10,000	10,203
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	20,000	18,833

BankUnited, Inc. 4.88%, 11/17/25	20,000	20,441

Bayer US Finance II LLC 2.75%, 7/15/21(d)	100,000	97,955
4.70%, 7/15/64(d)	25,000	19,735

Baylor Scott & White Holdings 4.19%, 11/15/45	25,000	24,692

BB&T Corp. 5.25%, 11/1/19	25,000	25,388
2.45%, 1/15/20	25,000	24,922
2.05%, 5/10/21	5,000	4,906
3.20%, 9/3/21	5,000	5,034
2.85%, 10/26/24	100,000	98,075

Becton Dickinson and Co. 2.68%, 12/15/19	25,000	24,908
2.89%, 6/6/22	20,000	19,801

Bemis Co., Inc. 4.50%, 10/15/21	5,000	5,134

Berkshire Hathaway Energy Co. 3.25%, 4/15/28	25,000	24,283

Berkshire Hathaway, Inc. 2.10%, 8/14/19	5,000	4,987
3.75%, 8/15/21(b)	5,000	5,123

BlackRock, Inc. 3.50%, 3/18/24	20,000	20,382

Boardwalk Pipelines L.P. 4.95%, 12/15/24	5,000	5,089
4.45%, 7/15/27	20,000	18,955

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Boeing Capital Corp. 4.70%, 10/27/19	$5,000	$5,067

Boeing Co. (The) 2.25%, 6/15/26	5,000	4,666
5.88%, 2/15/40	10,000	12,491

Boston Properties L.P. 3.85%, 2/1/23	5,000	5,090
3.13%, 9/1/23	20,000	19,762
3.65%, 2/1/26	5,000	4,931
2.75%, 10/1/26	25,000	23,168

Boston Scientific Corp. 6.00%, 1/15/20	25,000	25,645

BP Capital Markets America, Inc. 2.75%, 5/10/23	30,000	29,534
3.12%, 5/4/26	5,000	4,884

Brixmor Operating Partnership L.P. 3.65%, 6/15/24	5,000	4,892

Broadcom Corp. 2.38%, 1/15/20	70,000	69,529
3.63%, 1/15/24	50,000	48,599
3.13%, 1/15/25	5,000	4,642
3.88%, 1/15/27	25,000	23,162
3.50%, 1/15/28	5,000	4,434

Buckeye Partners L.P. 4.15%, 7/1/23	20,000	19,904

Burlington Northern Santa Fe LLC 4.70%, 10/1/19	51,500	52,059
3.00%, 4/1/25	20,000	19,737
7.00%, 12/15/25	50,000	59,817
6.15%, 5/1/37	10,000	12,284
5.15%, 9/1/43	50,000	56,739
3.90%, 8/1/46	5,000	4,828

Burlington Resources LLC 7.40%, 12/1/31	15,000	20,008

Campbell Soup Co. 3.30%, 3/15/21	5,000	4,995

Capital One Financial Corp. 2.50%, 5/12/20	30,000	29,809
3.45%, 4/30/21	25,000	25,135
4.75%, 7/15/21	5,000	5,161
3.50%, 6/15/23	30,000	29,727

Cardinal Health, Inc. 2.40%, 11/15/19	5,000	4,984

Carlisle Cos., Inc. 3.75%, 12/1/27	20,000	18,996

Carnival Corp. 3.95%, 10/15/20	5,000	5,074

Caterpillar Financial Services Corp. 2.10%, 1/10/20	25,000	24,864
3.35%, 12/7/20	100,000	101,057
3.15%, 9/7/21	5,000	5,035
2.85%, 6/1/22	5,000	4,986
2.40%, 6/6/22	5,000	4,929
3.75%, 11/24/23	25,000	25,678

Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	4,948

CBRE Services, Inc. 4.88%, 3/1/26	5,000	5,162

CBS Corp. 3.38%, 3/1/22	5,000	4,988
3.38%, 2/15/28	5,000	4,665
4.90%, 8/15/44	5,000	4,747

Celanese US Holdings LLC 5.88%, 6/15/21	5,000	5,236

Celgene Corp. 4.00%, 8/15/23	20,000	20,393
3.45%, 11/15/27	30,000	28,560

CenterPoint Energy Resources Corp. 3.55%, 4/1/23	10,000	10,062
4.10%, 9/1/47	5,000	4,705

CenterPoint Energy, Inc. 3.85%, 2/1/24	20,000	20,071

Charter Communications Operating LLC 4.50%, 2/1/24	20,000	20,514
6.38%, 10/23/35	5,000	5,360
6.83%, 10/23/55	25,000	26,993

Chubb INA Holdings, Inc. 2.70%, 3/13/23	20,000	19,726
3.15%, 3/15/25	20,000	19,840

Church & Dwight Co., Inc. 2.88%, 10/1/22	5,000	4,919
3.15%, 8/1/27	35,000	33,205

Cigna Holding Co. 3.88%, 10/15/47	5,000	4,251

Cintas Corp. No. 2 2.90%, 4/1/22	5,000	4,985
3.25%, 6/1/22	30,000	30,138
3.70%, 4/1/27	25,000	25,022

Cisco Systems, Inc. 1.85%, 9/20/21	10,000	9,778
3.00%, 6/15/22	5,000	5,045
2.60%, 2/28/23	5,000	4,975
5.90%, 2/15/39	15,000	19,191

Citigroup, Inc. 2.65%, 10/26/20	10,000	9,949
2.70%, 3/30/21	100,000	99,527
3.30%, 4/27/25	10,000	9,874
5.50%, 9/13/25	80,000	86,538
3.70%, 1/12/26	10,000	9,989
4.45%, 9/29/27	25,000	25,125
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	25,000	24,264
6.63%, 6/15/32	5,000	5,935
6.68%, 9/13/43	20,000	24,708

Cleco Corporate Holdings LLC 3.74%, 5/1/26	25,000	23,866

CME Group, Inc. 3.00%, 3/15/25	5,000	4,935
5.30%, 9/15/43	5,000	5,968
4.15%, 6/15/48	5,000	5,100

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

CNH Industrial Capital LLC 4.38%, 4/5/22	$5,000	$5,081

Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	5,000	6,103

Comcast Corp. 3.13%, 7/15/22	5,000	5,037
3.70%, 4/15/24	25,000	25,595
3.30%, 2/1/27	25,000	24,440
3.55%, 5/1/28	250,000	247,681
6.45%, 3/15/37	29,000	35,748
3.40%, 7/15/46	10,000	8,432
3.97%, 11/1/47	30,000	27,836
4.05%, 11/1/52	30,000	27,793
4.95%, 10/15/58	30,000	31,632

Commonwealth Edison Co. 4.70%, 1/15/44	15,000	16,158

Conagra Brands, Inc. 7.00%, 10/1/28	20,000	22,605

Concho Resources, Inc. 3.75%, 10/1/27	25,000	24,277

Connecticut Light & Power Co. (The) 4.30%, 4/15/44	15,000	15,612

ConocoPhillips 6.50%, 2/1/39	20,000	26,197

Consolidated Edison Co. of New York, Inc. 4.00%, 11/15/57, Series C	20,000	17,879

Constellation Brands, Inc. 5.25%, 11/15/48	100,000	101,422

Continental Resources, Inc. 4.50%, 4/15/23	5,000	5,100

Corning, Inc. 5.85%, 11/15/68	20,000	20,698

Costco Wholesale Corp. 2.30%, 5/18/22	5,000	4,947
3.00%, 5/18/27	5,000	4,892

Crown Castle International Corp. 5.25%, 1/15/23	107,000	113,113
3.15%, 7/15/23	20,000	19,619

CSX Corp. 4.50%, 8/1/54	20,000	19,414

CVS Health Corp. 4.00%, 12/5/23	50,000	50,861
6.25%, 6/1/27	50,000	55,750
4.88%, 7/20/35	50,000	49,379
5.30%, 12/5/43	50,000	50,636
5.05%, 3/25/48	10,000	9,903

Darden Restaurants, Inc. 3.85%, 5/1/27	20,000	19,327

Dell International LLC 4.42%, 6/15/21(d)	15,000	15,281
8.35%, 7/15/46(d)	25,000	29,291

Delta Air Lines, Inc. 2.60%, 12/4/20	10,000	9,881

Digital Realty Trust L.P. 3.95%, 7/1/22	20,000	20,274

Discovery Communications LLC 2.20%, 9/20/19	5,000	4,976
4.38%, 6/15/21	5,000	5,110
4.88%, 4/1/43	25,000	22,570
5.20%, 9/20/47	10,000	9,426

Dominion Energy, Inc. 3.90%, 10/1/25	5,000	5,024
5.95%, 6/15/35, Series B	5,000	5,705

Dover Corp. 3.15%, 11/15/25	25,000	24,415

Dow Chemical Co. (The) 4.25%, 11/15/20	125,000	127,094
4.13%, 11/15/21	5,000	5,110
3.00%, 11/15/22	5,000	4,973
7.38%, 11/1/29	5,000	6,171
4.25%, 10/1/34	25,000	23,292
9.40%, 5/15/39	5,000	7,324
4.38%, 11/15/42	5,000	4,510

DR Horton, Inc. 4.38%, 9/15/22	20,000	20,256

Duke Energy Carolinas LLC 3.70%, 12/1/47	50,000	46,644

Duke Energy Corp. 3.15%, 8/15/27	25,000	23,889

Duke Energy Florida LLC 6.40%, 6/15/38	45,500	58,604

Duke Energy Ohio, Inc. 3.80%, 9/1/23	20,000	20,584

DXC Technology Co. 4.75%, 4/15/27	10,000	9,996

Eagle Materials, Inc. 4.50%, 8/1/26	15,000	14,983

Eastman Chemical Co. 2.70%, 1/15/20	2,000	1,995
3.50%, 12/1/21	20,000	20,170
4.80%, 9/1/42	25,000	23,744

Eaton Vance Corp. 3.50%, 4/6/27	20,000	19,452

eBay, Inc. 2.20%, 8/1/19	5,000	4,988

Ecolab, Inc. 3.25%, 1/14/23	20,000	20,130
2.70%, 11/1/26	5,000	4,773

Eli Lilly & Co. 3.70%, 3/1/45	5,000	4,758
3.95%, 5/15/47	25,000	24,649

Emerson Electric Co. 2.63%, 2/15/23	5,000	4,915

Enable Midstream Partners L.P. 3.90%, 5/15/24	25,000	24,375

Enbridge Energy Partners L.P. 5.88%, 10/15/25	5,000	5,545

Energy Transfer Operating L.P. 4.65%, 6/1/21	100,000	102,639
4.20%, 9/15/23, Series 5Y	5,000	5,106
4.90%, 3/15/35	20,000	18,678
6.63%, 10/15/36	20,000	21,609

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Entergy Louisiana LLC 4.00%, 3/15/33	$5,000	$5,086

Enterprise Products Operating LLC 3.35%, 3/15/23	87,000	87,220
6.88%, 3/1/33, Series D	20,000	24,413
4.25%, 2/15/48	100,000	93,814

EQM Midstream Partners L.P. 4.75%, 7/15/23, Series 5Y	5,000	5,040

Exelon Corp. 5.10%, 6/15/45	35,000	37,178

Expedia Group, Inc. 5.95%, 8/15/20	5,000	5,188
3.80%, 2/15/28	5,000	4,734

Express Scripts Holding Co. 4.75%, 11/15/21	5,000	5,193
3.40%, 3/1/27	10,000	9,531
6.13%, 11/15/41	100,000	112,729

Exxon Mobil Corp. 3.04%, 3/1/26	25,000	24,829
3.57%, 3/6/45	25,000	23,949

Family Dollar Stores, Inc. 5.00%, 2/1/21	50,000	51,395

FedEx Corp. 4.00%, 1/15/24	5,000	5,151
3.20%, 2/1/25	20,000	19,689
4.20%, 10/17/28(b)	20,000	20,423
3.90%, 2/1/35	100,000	92,462
3.88%, 8/1/42	5,000	4,280
4.75%, 11/15/45	5,000	4,829
4.40%, 1/15/47	20,000	18,254

Fidelity National Information Services, Inc. 3.50%, 4/15/23	25,000	24,865
5.00%, 10/15/25	5,000	5,273
4.75%, 5/15/48, Series 30Y	5,000	4,656

Fifth Third Bancorp 8.25%, 3/1/38	20,000	27,588

FirstEnergy Corp. 3.90%, 7/15/27, Series B	20,000	19,831
7.38%, 11/15/31, Series C	5,000	6,452

Flex Ltd. 5.00%, 2/15/23	5,000	5,126

Florida Power & Light Co. 3.70%, 12/1/47	5,000	4,768
4.13%, 6/1/48	30,000	30,683

Ford Motor Co. 6.63%, 10/1/28	5,000	5,116
4.75%, 1/15/43	27,000	20,722

FS KKR Capital Corp. 4.00%, 7/15/19	10,000	10,007

General Dynamics Corp. 2.13%, 8/15/26	20,000	18,516
3.75%, 5/15/28	25,000	25,662

General Electric Co. 5.55%, 5/4/20	5,000	5,116
5.30%, 2/11/21	5,000	5,146
4.65%, 10/17/21	10,000	10,309
6.75%, 3/15/32, Series A	30,000	34,387
6.15%, 8/7/37	25,000	26,874
5.88%, 1/14/38	25,000	26,288

General Mills, Inc. 4.55%, 4/17/38	30,000	28,181

General Motors Co. 4.20%, 10/1/27	75,000	70,225

General Motors Financial Co., Inc. 2.35%, 10/4/19	5,000	4,981
3.55%, 4/9/21	5,000	5,004
3.45%, 4/10/22	5,000	4,969
3.15%, 6/30/22	5,000	4,907
4.00%, 1/15/25	80,000	76,964
4.30%, 7/13/25	5,000	4,868
4.35%, 1/17/27	5,000	4,748

George Washington University (The) 4.13%, 9/15/48, Series 2018	28,000	28,148

Georgia Power Co. 2.00%, 3/30/20	25,000	24,741
4.30%, 3/15/43	50,000	45,875

Georgia-Pacific LLC 7.75%, 11/15/29	5,000	6,652

Gilead Sciences, Inc. 1.85%, 9/20/19	5,000	4,982
2.55%, 9/1/20	10,000	9,974
3.50%, 2/1/25	5,000	4,997
3.65%, 3/1/26	100,000	99,894
5.65%, 12/1/41	25,000	27,901
4.50%, 2/1/45	20,000	19,323

GLP Capital L.P. 5.38%, 11/1/23	20,000	20,844
5.75%, 6/1/28	20,000	20,830

Goldman Sachs Capital I 6.35%, 2/15/34	20,000	23,462

Goldman Sachs Group, Inc. (The) 2.55%, 10/23/19	10,000	9,979
2.30%, 12/13/19	25,000	24,889
5.38%, 3/15/20	30,000	30,713
6.00%, 6/15/20, Series D	100,000	103,691
5.25%, 7/27/21	30,000	31,389
3.00%, 4/26/22	10,000	9,935
3.63%, 1/22/23	30,000	30,300
3.20%, 2/23/23	30,000	29,805
3.75%, 2/25/26	5,000	4,945
5.95%, 1/15/27	25,000	27,380
3.85%, 1/26/27	25,000	24,566
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	25,000	24,244
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	75,000	72,974
6.13%, 2/15/33	10,000	11,845
5.15%, 5/22/45	20,000	20,163

Halliburton Co. 6.70%, 9/15/38	20,000	24,395

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Harris Corp. 2.70%, 4/27/20	$5,000	$4,974

HCP, Inc. 3.15%, 8/1/22	30,000	29,704
3.88%, 8/15/24	5,000	5,023

Healthcare Trust of America Holdings L.P. 3.75%, 7/1/27	5,000	4,821

Hershey Co. (The) 2.30%, 8/15/26	25,000	23,321

Hess Corp. 6.00%, 1/15/40	25,000	25,154

Hewlett Packard Enterprise Co. 3.60%, 10/15/20	50,000	50,292
4.40%, 10/15/22	50,000	51,683
6.20%, 10/15/35	25,000	25,775

Home Depot, Inc. (The) 3.25%, 3/1/22	100,000	101,426
2.80%, 9/14/27	25,000	24,112
5.88%, 12/16/36	15,000	18,232

Honeywell International, Inc. 1.80%, 10/30/19	5,000	4,973
2.50%, 11/1/26	10,000	9,572

Hospitality Properties Trust 5.00%, 8/15/22	5,000	5,101

HP, Inc. 4.30%, 6/1/21	50,000	51,162

Hubbell, Inc. 3.15%, 8/15/27	25,000	23,034

Hudson Pacific Properties L.P. 3.95%, 11/1/27	5,000	4,732

Humana, Inc. 2.50%, 12/15/20	20,000	19,776
4.80%, 3/15/47	25,000	25,516

Hyatt Hotels Corp. 3.38%, 7/15/23	50,000	49,637

IBM Credit LLC 3.45%, 11/30/20	100,000	100,960

Illinois Tool Works, Inc. 2.65%, 11/15/26	5,000	4,788

Intel Corp. 3.30%, 10/1/21	10,000	10,169
4.10%, 5/11/47	20,000	20,169

Intercontinental Exchange, Inc. 2.75%, 12/1/20	10,000	9,954
3.75%, 12/1/25	5,000	5,112
3.10%, 9/15/27	5,000	4,851

International Business Machines Corp. 6.22%, 8/1/27	20,000	23,573
5.88%, 11/29/32	25,000	30,030

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	4,968

International Lease Finance Corp. 6.25%, 5/15/19	10,000	10,063
5.88%, 8/15/22	80,000	85,142

International Paper Co. 4.75%, 2/15/22	46,000	47,896
3.80%, 1/15/26	5,000	4,991
7.30%, 11/15/39	5,000	6,091
4.80%, 6/15/44	5,000	4,774
4.35%, 8/15/48	10,000	8,884

Invesco Finance PLC 4.00%, 1/30/24	20,000	20,286

ITC Holdings Corp. 5.30%, 7/1/43	15,000	16,521

Jabil, Inc. 4.70%, 9/15/22	5,000	5,040

Jefferies Group LLC 6.45%, 6/8/27	25,000	26,508

John Deere Capital Corp. 1.25%, 10/9/19	5,000	4,959
1.95%, 6/22/20	14,000	13,850
2.80%, 3/6/23	25,000	24,950
3.45%, 6/7/23	5,000	5,100
2.80%, 9/8/27	20,000	19,135

Johnson & Johnson 2.63%, 1/15/25	50,000	49,256
4.50%, 9/1/40	100,000	108,550

Johnson Controls International PLC 5.00%, 3/30/20	30,000	30,523
6.00%, 1/15/36	25,000	28,073

JPMorgan Chase & Co. 4.95%, 3/25/20	30,000	30,657
4.25%, 10/15/20	100,000	101,906
2.55%, 10/29/20	10,000	9,940
4.63%, 5/10/21	10,000	10,338
4.50%, 1/24/22	110,000	114,539
3.20%, 1/25/23	150,000	150,277
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(c)	5,000	5,030
3.30%, 4/1/26	10,000	9,803
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	25,000	24,357
5.50%, 10/15/40	37,000	42,712
5.63%, 8/16/43	20,000	22,949
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	50,000	46,597

Juniper Networks, Inc. 3.30%, 6/15/20	5,000	5,004

Kaiser Foundation Hospitals 3.15%, 5/1/27	25,000	24,514
4.15%, 5/1/47	10,000	10,109

Keurig Dr Pepper, Inc. 2.55%, 9/15/26	25,000	22,145
4.42%, 12/15/46	25,000	21,540

KeyCorp 2.90%, 9/15/20	25,000	25,021
4.15%, 10/29/25	20,000	20,682

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Kimco Realty Corp. 3.30%, 2/1/25	$20,000	$19,476
2.80%, 10/1/26	5,000	4,619

Kinder Morgan Energy Partners L.P. 3.45%, 2/15/23	5,000	5,003
3.50%, 9/1/23	5,000	5,004
5.50%, 3/1/44	99,000	102,421
5.40%, 9/1/44	20,000	20,449

Kinder Morgan, Inc. 7.75%, 1/15/32	5,000	6,283

KLA-Tencor Corp. 4.13%, 11/1/21	5,000	5,095

Kraft Heinz Foods Co. 5.38%, 2/10/20	50,000	51,006
3.38%, 6/15/21	5,000	4,992
3.50%, 6/6/22	100,000	99,721
3.00%, 6/1/26	25,000	23,110
4.38%, 6/1/46	10,000	8,308

Kroger Co. (The) 3.70%, 8/1/27	20,000	19,284
5.15%, 8/1/43	20,000	19,171

Laboratory Corp. of America Holdings 3.20%, 2/1/22	75,000	74,710

Lam Research Corp. 2.80%, 6/15/21	5,000	4,970

Legg Mason, Inc. 5.63%, 1/15/44	5,000	4,875

Lincoln National Corp. 3.80%, 3/1/28	5,000	4,922
6.15%, 4/7/36	20,000	23,401

Lockheed Martin Corp. 4.25%, 11/15/19	5,000	5,049
6.15%, 9/1/36, Series B	25,000	30,583
4.09%, 9/15/52	25,000	24,197

Loews Corp. 3.75%, 4/1/26	20,000	20,083

Lowe’s Cos., Inc. 4.63%, 4/15/20	5,000	5,056
3.80%, 11/15/21	5,000	5,079
3.12%, 4/15/22	5,000	4,997
2.50%, 4/15/26	5,000	4,576
4.05%, 5/3/47	15,000	13,417

Lubrizol Corp. (The) 6.50%, 10/1/34	15,000	19,724

LYB International Finance B.V. 4.88%, 3/15/44	5,000	4,702

LYB International Finance II B.V. 3.50%, 3/2/27	25,000	23,403

Macy’s Retail Holdings, Inc. 3.63%, 6/1/24(b)	5,000	4,705

Marathon Oil Corp. 2.80%, 11/1/22	25,000	24,337
3.85%, 6/1/25	5,000	4,938
6.80%, 3/15/32	5,000	5,719

Marathon Petroleum Corp. 5.38%, 10/1/22(d)	20,000	20,257

Marriott International, Inc. 3.38%, 10/15/20	50,000	50,073
3.13%, 10/15/21, Series N	5,000	4,979

Marsh & McLennan Cos., Inc. 2.35%, 9/10/19	5,000	4,988
3.30%, 3/14/23	20,000	20,006
4.20%, 3/1/48	5,000	4,770

Martin Marietta Materials, Inc. 3.50%, 12/15/27	5,000	4,644

Marvell Technology Group Ltd. 4.20%, 6/22/23	5,000	5,027

Massachusetts Institute of Technology 3.89%, 7/1/2116	20,000	18,006

McCormick & Co., Inc. 2.70%, 8/15/22	5,000	4,915

McDonald’s Corp. 2.20%, 5/26/20	25,000	24,827
3.38%, 5/26/25	5,000	4,980
6.30%, 10/15/37	20,000	23,989
3.70%, 2/15/42	20,000	17,806

McKesson Corp. 3.95%, 2/16/28	5,000	4,912

Medtronic, Inc. 3.13%, 3/15/22	100,000	100,607
4.63%, 3/15/44	5,000	5,510

Merck & Co., Inc. 2.35%, 2/10/22	55,000	54,490
2.40%, 9/15/22	5,000	4,932

MetLife, Inc. 3.60%, 11/13/25	100,000	101,140

Microsoft Corp. 1.85%, 2/6/20	50,000	49,641
1.85%, 2/12/20	5,000	4,963
3.30%, 2/6/27	150,000	150,890
4.10%, 2/6/37	50,000	52,367
3.50%, 11/15/42	25,000	23,623
4.25%, 2/6/47, Series 30Y	20,000	21,253
4.50%, 2/6/57	20,000	21,959

MidAmerican Energy Co. 4.80%, 9/15/43	15,000	16,326

Molson Coors Brewing Co. 5.00%, 5/1/42	5,000	4,741

Moody’s Corp. 3.25%, 6/7/21	5,000	5,003
2.75%, 12/15/21	5,000	4,939
3.25%, 1/15/28	20,000	19,131

Morgan Stanley 5.50%, 7/28/21	10,000	10,543
4.88%, 11/1/22	100,000	104,787
3.75%, 2/25/23	10,000	10,155
3.70%, 10/23/24	10,000	10,054
4.00%, 7/23/25	10,000	10,174
3.88%, 1/27/26	10,000	10,036
3.13%, 7/27/26	10,000	9,568
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	25,000	24,308

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	$25,000	$24,628
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	20,000	19,076
4.38%, 1/22/47	20,000	19,905

Mosaic Co. (The) 4.88%, 11/15/41	10,000	9,236
5.63%, 11/15/43	5,000	5,097

Motorola Solutions, Inc. 3.50%, 3/1/23	5,000	4,938

Mount Sinai Hospitals Group, Inc. 3.98%, 7/1/48, Series 2017	5,000	4,684

MPLX L.P. 4.00%, 3/15/28	20,000	19,334

Mylan N.V. 3.75%, 12/15/20	30,000	30,157
3.95%, 6/15/26	10,000	9,377

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/28	5,000	4,953
3.90%, 11/1/28	20,000	20,538
4.02%, 11/1/32	20,000	20,662

NBCUniversal Media LLC 5.95%, 4/1/41	5,000	5,893

Newell Brands, Inc. 3.85%, 4/1/23	30,000	29,706

NIKE, Inc. 3.88%, 11/1/45	5,000	4,944
3.38%, 11/1/46	5,000	4,541

NiSource, Inc. 3.65%, 6/15/23, Series WI	5,000	5,050
5.25%, 2/15/43	5,000	5,300
5.65%, 2/1/45	5,000	5,573
3.95%, 3/30/48	20,000	18,109

Noble Energy, Inc. 3.90%, 11/15/24	5,000	4,939

Nordstrom, Inc. 6.95%, 3/15/28	5,000	5,707

Norfolk Southern Corp. 3.25%, 12/1/21	5,000	5,008
2.90%, 2/15/23	10,000	9,904
3.15%, 6/1/27	25,000	24,131
4.05%, 8/15/52	5,000	4,636

Northrop Grumman Corp. 3.50%, 3/15/21	5,000	5,063
3.25%, 8/1/23	50,000	50,144
3.20%, 2/1/27	25,000	24,138

NVIDIA Corp. 2.20%, 9/16/21	5,000	4,917

NVR, Inc. 3.95%, 9/15/22	5,000	5,092

Occidental Petroleum Corp. 3.50%, 6/15/25	45,000	45,524
3.40%, 4/15/26	5,000	5,012

Omega Healthcare Investors, Inc. 4.50%, 4/1/27	20,000	19,645
4.75%, 1/15/28(b)	25,000	25,037

Omnicom Group, Inc. 4.45%, 8/15/20	20,000	20,380

Oncor Electric Delivery Co. LLC 5.75%, 3/15/29	115,000	134,693
5.30%, 6/1/42	50,000	58,292

ONEOK, Inc. 4.00%, 7/13/27	20,000	19,695
4.55%, 7/15/28	30,000	30,449

Oracle Corp. 5.00%, 7/8/19	70,000	70,562
2.25%, 10/8/19	10,000	9,966
3.63%, 7/15/23	25,000	25,711
2.65%, 7/15/26	75,000	71,329
4.50%, 7/8/44	25,000	25,907
4.00%, 11/15/47	20,000	19,076

Owens Corning 4.30%, 7/15/47	25,000	19,476

Packaging Corp. of America 4.50%, 11/1/23	20,000	20,782

Parker-Hannifin Corp. 3.50%, 9/15/22	5,000	5,030
3.30%, 11/21/24	20,000	19,903
6.25%, 5/15/38	15,000	18,565

People’s United Financial, Inc. 3.65%, 12/6/22	5,000	4,990

PepsiCo, Inc. 3.00%, 10/15/27	30,000	29,248
4.25%, 10/22/44	25,000	25,790

Pfizer, Inc. 3.00%, 12/15/26	10,000	9,825
7.20%, 3/15/39	95,000	134,236
4.30%, 6/15/43	5,000	5,183

Philip Morris International, Inc. 1.88%, 11/1/19	5,000	4,972
2.50%, 8/22/22	25,000	24,500
4.88%, 11/15/43	34,000	33,619

Plains All American Pipeline L.P. 3.65%, 6/1/22	122,500	121,911
6.65%, 1/15/37	25,000	27,369

PNC Financial Services Group, Inc. (The) 5.13%, 2/8/20	5,000	5,104
3.90%, 4/29/24	30,000	30,550

Precision Castparts Corp. 2.25%, 6/15/20	5,000	4,961

Procter & Gamble Co. (The) 1.75%, 10/25/19	5,000	4,973
2.15%, 8/11/22	30,000	29,435

Prologis L.P. 4.38%, 9/15/48	5,000	5,142

Prudential Financial, Inc. 2.35%, 8/15/19	5,000	4,991
5.70%, 12/14/36	5,000	5,778
6.63%, 12/1/37	20,000	24,975

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value
5.88%, 9/15/42, (3-month U.S. dollar London Interbank Offered Rate + 4.175%)(c)	$5,000	$5,286
4.60%, 5/15/44	5,000	5,199
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,018
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)	5,000	4,904

PSEG Power LLC 3.85%, 6/1/23	5,000	5,040

Public Service Co. of Colorado 4.30%, 3/15/44	15,000	15,423

Public Service Electric & Gas Co. 2.38%, 5/15/23	125,000	122,027
3.00%, 5/15/27	20,000	19,266

QUALCOMM, Inc. 3.00%, 5/20/22	10,000	9,971
2.60%, 1/30/23	10,000	9,728
2.90%, 5/20/24	130,000	125,839

Quest Diagnostics, Inc. 4.70%, 4/1/21	5,000	5,134

Raytheon Co. 3.13%, 10/15/20	5,000	5,025

Realty Income Corp. 3.25%, 10/15/22	30,000	30,127
3.00%, 1/15/27	5,000	4,721

Republic Services, Inc. 5.50%, 9/15/19	5,000	5,067
5.00%, 3/1/20	5,000	5,100
5.25%, 11/15/21	5,000	5,274

Reynolds American, Inc. 7.25%, 6/15/37	25,000	27,360
5.85%, 8/15/45	10,000	9,542

Rockwell Collins, Inc. 2.80%, 3/15/22	20,000	19,731
4.80%, 12/15/43	10,000	10,078

Roper Technologies, Inc. 3.00%, 12/15/20	20,000	19,949
2.80%, 12/15/21	20,000	19,739
3.80%, 12/15/26	5,000	4,942

Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	10,000	11,808

RWJ Barnabas Health, Inc. 3.95%, 7/1/46	25,000	23,793

Ryder System, Inc. 3.75%, 6/9/23	50,000	50,346

Sabra Health Care L.P. 5.13%, 8/15/26	20,000	19,024

Santander Holdings USA, Inc. 4.40%, 7/13/27	25,000	24,446

Seagate HDD Cayman 4.25%, 3/1/22	50,000	49,968

Sempra Energy 1.63%, 10/7/19	5,000	4,957
2.40%, 2/1/20	67,000	66,559
2.40%, 3/15/20	5,000	4,965
2.88%, 10/1/22	5,000	4,856
4.05%, 12/1/23	5,000	5,017
3.25%, 6/15/27	25,000	23,355

Senior Housing Properties Trust 4.75%, 2/15/28	20,000	17,963

Sherwin-Williams Co. (The) 2.75%, 6/1/22	5,000	4,921
4.50%, 6/1/47	5,000	4,687

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	10,000	9,781

Simon Property Group L.P. 2.50%, 9/1/20	5,000	4,974
4.38%, 3/1/21	100,000	102,433
2.35%, 1/30/22	5,000	4,913
2.75%, 2/1/23	5,000	4,937
3.75%, 2/1/24	5,000	5,114
3.30%, 1/15/26	5,000	4,920
3.25%, 11/30/26	25,000	24,410

SITE Centers Corp. 4.70%, 6/1/27	30,000	30,410

South Carolina Electric & Gas Co. 5.10%, 6/1/65	20,000	21,809

Southern California Edison Co. 4.65%, 10/1/43	79,000	78,762

Southern California Gas Co. 4.13%, 6/1/48, Series UU	5,000	4,936

Southern Co. (The) 3.25%, 7/1/26	5,000	4,772

Southern Co. Gas Capital Corp. 4.40%, 6/1/43	5,000	4,822

Southern Power Co. 5.15%, 9/15/41	20,000	19,913

Southwest Airlines Co. 2.75%, 11/6/19	5,000	4,996

Spectra Energy Partners L.P. 3.50%, 3/15/25	5,000	4,936

Spirit AeroSystems, Inc. 3.95%, 6/15/23	5,000	5,039
4.60%, 6/15/28	20,000	19,916

Starbucks Corp. 3.10%, 3/1/23	5,000	4,992
2.45%, 6/15/26	5,000	4,608
4.00%, 11/15/28(b)	5,000	5,087

State Street Corp. 2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	5,000	4,932
3.10%, 5/15/23	50,000	49,828

Stryker Corp. 3.38%, 5/15/24	5,000	5,025

Sunoco Logistics Partners Operations L.P. 3.90%, 7/15/26	5,000	4,859

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Synchrony Financial 2.70%, 2/3/20	$5,000	$4,980
3.70%, 8/4/26	5,000	4,563

Synovus Financial Corp. 3.13%, 11/1/22	5,000	4,838

Sysco Corp. 3.30%, 7/15/26	5,000	4,829

Tampa Electric Co. 4.30%, 6/15/48	20,000	19,447

Tapestry, Inc. 4.13%, 7/15/27	5,000	4,657

Target Corp. 2.90%, 1/15/22	25,000	25,164
2.50%, 4/15/26(b)	5,000	4,765

TC PipeLines L.P. 4.38%, 3/13/25	20,000	20,216

TD Ameritrade Holding Corp. 2.95%, 4/1/22	10,000	10,004

Texas Instruments, Inc. 1.65%, 8/3/19	5,000	4,978
2.90%, 11/3/27	30,000	28,949

Time Warner Cable LLC 5.00%, 2/1/20	50,000	50,771
6.75%, 6/15/39	47,500	51,080
5.50%, 9/1/41	5,000	4,741
4.50%, 9/15/42	10,000	8,420

Total System Services, Inc. 3.75%, 6/1/23	25,000	24,938

Toyota Motor Credit Corp. 2.15%, 3/12/20	50,000	49,686
2.90%, 4/17/24	5,000	4,940

Travelers Cos., Inc. (The) 6.25%, 6/15/37	10,000	12,638
4.00%, 5/30/47	25,000	24,384

Trimble, Inc. 4.15%, 6/15/23	5,000	5,014

Tyson Foods, Inc. 2.25%, 8/23/21	5,000	4,879

U.S. Bancorp 2.63%, 1/24/22, Series V	5,000	4,982
3.90%, 4/26/28	30,000	31,272

Union Electric Co. 2.95%, 6/15/27	20,000	19,338

Union Pacific Corp. 3.50%, 6/8/23	55,000	55,768
3.75%, 7/15/25	5,000	5,109
3.25%, 8/15/25	5,000	4,977
2.75%, 3/1/26	5,000	4,770
4.82%, 2/1/44	20,000	20,730
4.00%, 4/15/47	20,000	18,564
4.80%, 9/10/58	5,000	5,158
4.38%, 11/15/65	5,000	4,552

United Parcel Service, Inc. 2.45%, 10/1/22	5,000	4,960
2.40%, 11/15/26	5,000	4,699
3.05%, 11/15/27	25,000	24,422
3.40%, 11/15/46	5,000	4,364

United Technologies Corp. 1.50%, 11/1/19	5,000	4,958
1.95%, 11/1/21	25,000	24,383
3.75%, 11/1/46	50,000	43,989

UnitedHealth Group, Inc. 2.70%, 7/15/20	10,000	10,009
2.13%, 3/15/21	10,000	9,862
3.15%, 6/15/21	5,000	5,041
2.88%, 3/15/22	5,000	5,001
2.75%, 2/15/23	5,000	4,957
3.70%, 12/15/25	15,000	15,364
3.10%, 3/15/26	100,000	98,150
3.88%, 12/15/28	20,000	20,575
5.80%, 3/15/36	5,000	6,036
3.95%, 10/15/42	5,000	4,891
3.75%, 10/15/47	15,000	14,113

University of Southern California 3.03%, 10/1/39	25,000	22,832

Valero Energy Partners L.P. 4.38%, 12/15/26	20,000	20,308

Ventas Realty L.P. 2.70%, 4/1/20	40,000	39,884
4.38%, 2/1/45	25,000	23,192

VEREIT Operating Partnership L.P. 4.60%, 2/6/24	20,000	20,345
3.95%, 8/15/27	5,000	4,793

Verizon Communications, Inc. 5.15%, 9/15/23	120,000	130,380
3.50%, 11/1/24	25,000	25,283
4.02%, 12/3/29	4,000	4,003
5.85%, 9/15/35	50,000	56,717
5.25%, 3/16/37	10,000	10,901
6.55%, 9/15/43	20,000	24,760
5.50%, 3/16/47	10,000	11,131
5.01%, 4/15/49	25,000	26,208
5.01%, 8/21/54	15,000	15,410

Viacom, Inc. 6.88%, 4/30/36	5,000	5,656

Visa, Inc. 3.65%, 9/15/47	30,000	28,551

Vulcan Materials Co. 4.50%, 4/1/25	20,000	20,365

Wachovia Corp. 5.50%, 8/1/35	5,000	5,531

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	30,000	30,134

Walmart, Inc. 1.75%, 10/9/19	5,000	4,974
3.25%, 10/25/20	5,000	5,056
2.35%, 12/15/22	5,000	4,930
3.55%, 6/26/25	100,000	102,823
6.50%, 8/15/37	50,000	65,440
4.05%, 6/29/48	10,000	10,102

Walt Disney Co. (The) 2.95%, 6/15/27(b)	25,000	24,444
3.70%, 12/1/42	5,000	4,752
3.00%, 7/30/46	50,000	42,032

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Warner Media LLC 3.55%, 6/1/24	$20,000	$19,939
3.80%, 2/15/27	25,000	24,349
5.38%, 10/15/41	5,000	5,065
5.35%, 12/15/43	25,000	24,932

Waste Management, Inc. 4.75%, 6/30/20	5,000	5,110

Wells Fargo & Co. 2.55%, 12/7/20	10,000	9,928
3.00%, 1/22/21	5,000	5,002
2.10%, 7/26/21	10,000	9,800
2.63%, 7/22/22	100,000	98,242
4.13%, 8/15/23	100,000	102,229
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	25,000	24,728
5.38%, 2/7/35	5,000	5,691
5.38%, 11/2/43	50,000	54,505
4.75%, 12/7/46	75,000	75,801

Welltower, Inc. 4.25%, 4/1/26	25,000	25,332

Western Midstream Operating L.P. 5.30%, 3/1/48	100,000	90,307

Western Union Co. (The) 3.60%, 3/15/22	5,000	5,048
4.25%, 6/9/23	5,000	5,112

Westlake Chemical Corp. 5.00%, 8/15/46	5,000	4,662

WestRock MWV LLC 7.95%, 2/15/31	15,000	19,017

Whirlpool Corp. 4.50%, 6/1/46	5,000	4,146

Williams Cos., Inc. (The) 3.75%, 6/15/27	10,000	9,714
6.30%, 4/15/40	10,000	11,294

Wisconsin Public Service Corp. 3.67%, 12/1/42	40,000	36,523

WW Grainger, Inc. 3.75%, 5/15/46	25,000	22,456

Xilinx, Inc. 2.13%, 3/15/19	70,000	69,989
3.00%, 3/15/21	5,000	4,971
2.95%, 6/1/24	50,000	48,921

Xylem, Inc. 4.88%, 10/1/21	5,000	5,143
3.25%, 11/1/26	5,000	4,800

Zimmer Biomet Holdings, Inc. 3.15%, 4/1/22	5,000	4,970
TOTAL CORPORATE BONDS (Cost: $18,430,956)		18,388,377

FOREIGN CORPORATE BONDS – 3.8%

Australia – 0.2%

BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	28,590

Rio Tinto Finance USA Ltd. 3.75%, 6/15/25	5,000	5,152

Westpac Banking Corp. 2.15%, 3/6/20	10,000	9,940
2.30%, 5/26/20	50,000	49,648
2.60%, 11/23/20	10,000	9,947
3.35%, 3/8/27	25,000	24,503
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,751

Total Australia		137,531

Belgium – 0.5%

Anheuser-Busch Cos. LLC 3.65%, 2/1/26(d)	350,000	346,324

Anheuser-Busch InBev Worldwide, Inc. 4.60%, 4/15/48	20,000	18,450
4.44%, 10/6/48	20,000	18,053

Total Belgium		382,827

Bermuda – 0.0%

Aspen Insurance Holdings Ltd. 4.65%, 11/15/23	20,000	20,256

Brazil – 0.0%

Vale Overseas Ltd. 6.25%, 8/10/26	25,000	26,650
6.88%, 11/21/36	10,000	10,977

Total Brazil		37,627

Canada – 0.9%

Bank of Montreal 2.10%, 6/15/20	50,000	49,626
2.35%, 9/11/22	100,000	97,706
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	25,000	23,912

Bank of Nova Scotia (The) 3.13%, 4/20/21	5,000	5,026
2.45%, 9/19/22	50,000	48,945

Brookfield Finance, Inc. 3.90%, 1/25/28	20,000	18,807
4.70%, 9/20/47	5,000	4,575

Canadian Imperial Bank of Commerce 1.60%, 9/6/19	5,000	4,972

Canadian National Railway Co. 2.40%, 2/3/20	5,000	4,984

Canadian Natural Resources Ltd. 3.45%, 11/15/21	20,000	20,000

Cenovus Energy, Inc. 5.25%, 6/15/37	30,000	27,970
6.75%, 11/15/39	20,000	21,160

Kinross Gold Corp. 4.50%, 7/15/27	5,000	4,694

Magna International, Inc. 3.63%, 6/15/24	5,000	5,022

Methanex Corp. 4.25%, 12/1/24	25,000	24,107

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Nexen, Inc. 6.40%, 5/15/37	$27,000	$34,048

Nutrien Ltd. 3.15%, 10/1/22	20,000	19,664
5.63%, 12/1/40	5,000	5,224
5.25%, 1/15/45	20,000	19,933

Rogers Communications, Inc. 3.00%, 3/15/23	50,000	49,781

Royal Bank of Canada 2.13%, 3/2/20	5,000	4,967
2.15%, 3/6/20	5,000	4,972

TELUS Corp. 4.60%, 11/16/48	5,000	5,023

Toronto-Dominion Bank (The) 1.45%, 8/13/19	5,000	4,973
1.90%, 10/24/19	10,000	9,951
1.85%, 9/11/20	100,000	98,667

TransCanada PipeLines Ltd. 4.25%, 5/15/28	20,000	20,445
4.63%, 3/1/34	30,000	30,580
5.85%, 3/15/36	20,000	22,073

Total Canada		691,807

Colombia – 0.1%

Ecopetrol S.A. 5.88%, 9/18/23	100,000	107,801

France – 0.0%

Sanofi 3.63%, 6/19/28	5,000	5,077

Germany – 0.0%

Deutsche Bank AG 2.70%, 7/13/20	30,000	29,465
2.95%, 8/20/20	5,000	4,910

Total Germany		34,375

Japan – 0.2%

Mitsubishi UFJ Financial Group, Inc. 3.00%, 2/22/22	5,000	4,975
3.76%, 7/26/23	50,000	50,853
3.78%, 3/2/25	5,000	5,079
3.68%, 2/22/27	20,000	20,025

Nomura Holdings, Inc. 6.70%, 3/4/20	10,000	10,359

Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/21	10,000	9,963
2.63%, 7/14/26	10,000	9,388
3.35%, 10/18/27(b)	25,000	24,491

Total Japan		135,133

Mexico – 0.2%

Petroleos Mexicanos 6.00%, 3/5/20	85,000	86,583
5.50%, 1/21/21	10,000	10,147
4.88%, 1/24/22	10,000	9,945
4.63%, 9/21/23	10,000	9,570
6.50%, 3/13/27	10,000	9,680
6.63%, 6/15/35	10,000	9,100
6.38%, 1/23/45	10,000	8,435
6.75%, 9/21/47	20,000	17,431
6.35%, 2/12/48	20,000	16,690

Total Mexico		177,581

Netherlands – 0.2%

Cooperatieve Rabobank UA 3.88%, 2/8/22	10,000	10,243
5.25%, 5/24/41	25,000	28,856

Shell International Finance B.V. 3.40%, 8/12/23	50,000	50,930
5.50%, 3/25/40	29,000	34,735

Total Netherlands		124,764

Norway – 0.2%

Equinor ASA 2.25%, 11/8/19	5,000	4,984
3.15%, 1/23/22	20,000	20,226
2.45%, 1/17/23	60,000	59,101
2.65%, 1/15/24	5,000	4,925
3.70%, 3/1/24	5,000	5,158
3.63%, 9/10/28	25,000	25,464
5.10%, 8/17/40	20,000	22,765

Total Norway		142,623

Peru – 0.0%

Southern Copper Corp. 6.75%, 4/16/40	5,000	5,829
5.25%, 11/8/42	25,000	24,843

Total Peru		30,672

Spain – 0.1%

Telefonica Emisiones S.A. 5.13%, 4/27/20	5,000	5,110
7.05%, 6/20/36	10,000	11,780

Telefonica Europe B.V. 8.25%, 9/15/30	50,000	64,613

Total Spain		81,503

Switzerland – 0.1%

ABB Finance USA, Inc. 2.80%, 4/3/20	15,000	15,002

Novartis Capital Corp. 1.80%, 2/14/20	5,000	4,960
2.40%, 5/17/22	5,000	4,944
3.70%, 9/21/42	15,000	14,459

Syngenta Finance N.V. 3.13%, 3/28/22	20,000	19,525

Total Switzerland		58,890

United Kingdom – 1.1%

AstraZeneca PLC 1.95%, 9/18/19	5,000	4,973

Barclays PLC 4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	199,997

BP Capital Markets PLC 3.54%, 11/4/24	5,000	5,083
3.28%, 9/19/27	25,000	24,588

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

British Telecommunications PLC 9.63%, 12/15/30	$10,000	$13,980

CNH Industrial N.V. 4.50%, 8/15/23	101,000	103,212

Diageo Capital PLC 4.83%, 7/15/20	5,000	5,131

HSBC Holdings PLC 5.10%, 4/5/21	101,000	105,264
4.00%, 3/30/22	75,000	76,960
7.63%, 5/17/32	25,000	32,151

Janus Capital Group, Inc. 4.88%, 8/1/25	20,000	20,414

Lloyds Bank PLC 6.38%, 1/21/21	75,000	79,390

Royal Bank of Scotland Group PLC 6.13%, 12/15/22	25,000	26,405
6.00%, 12/19/23	25,000	26,276
5.13%, 5/28/24	100,000	101,492

Santander UK PLC 2.38%, 3/16/20	30,000	29,838

Unilever Capital Corp. 5.90%, 11/15/32	5,000	6,136

Vodafone Group PLC 4.38%, 2/19/43	10,000	8,592

Total United Kingdom		869,882
TOTAL FOREIGN CORPORATE BONDS (Cost: $3,027,171)		3,038,349

FOREIGN GOVERNMENT AGENCIES – 1.6%

Austria – 0.0%

Oesterreichische Kontrollbank AG 1.13%, 4/26/19	10,000	9,976
1.75%, 1/24/20	5,000	4,959
2.38%, 10/1/21	10,000	9,941

Total Austria		24,876

Canada – 0.8%

Export Development Canada 1.63%, 1/17/20	30,000	29,726
1.75%, 7/21/20	10,000	9,890
2.50%, 1/24/23	10,000	9,956

Province of Alberta Canada 3.30%, 3/15/28	100,000	101,086

Province of British Columbia Canada 2.00%, 10/23/22	10,000	9,762

Province of Manitoba Canada 1.75%, 5/30/19	10,000	9,978

Province of New Brunswick Canada 3.63%, 2/24/28	20,000	20,588

Province of Ontario Canada 4.40%, 4/14/20	10,000	10,184
1.88%, 5/21/20	10,000	9,903
2.55%, 2/12/21	110,000	109,556
2.50%, 9/10/21	10,000	9,944
2.25%, 5/18/22	10,000	9,829
3.20%, 5/16/24	10,000	10,122
2.50%, 4/27/26	85,000	81,970

Province of Quebec Canada 3.50%, 7/29/20	10,000	10,115
2.63%, 2/13/23	10,000	9,931
2.88%, 10/16/24, Series QO	110,000	109,826
7.50%, 9/15/29, Series PD	60,000	82,573

Total Canada		644,939

Germany – 0.5%

Kreditanstalt fuer Wiederaufbau 1.50%, 9/9/19	10,000	9,943
1.63%, 5/29/20	79,000	78,052
2.75%, 7/15/20	30,000	30,049
2.75%, 9/8/20	10,000	10,023
1.88%, 12/15/20	10,000	9,875
1.50%, 6/15/21	200,000	195,248
2.38%, 8/25/21	10,000	9,953
2.13%, 6/15/22	10,000	9,860
2.13%, 1/17/23	35,000	34,400
2.50%, 11/20/24	35,000	34,701

Landwirtschaftliche Rentenbank 2.25%, 10/1/21	10,000	9,916

Total Germany		432,020

Japan – 0.3%
Japan International Cooperation Agency 2.13%, 10/20/26	250,000	234,844
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,321,410)		1,336,679

FOREIGN GOVERNMENT OBLIGATIONS – 1.0%

Colombia – 0.1%

Colombia Government International Bond 11.75%, 2/25/20	100,000	108,551

Hungary – 0.1%

Hungary Government International Bond 6.38%, 3/29/21	26,000	27,654
5.38%, 3/25/24	20,000	21,762

Total Hungary		49,416

Italy – 0.1%

Republic of Italy Government International Bond 5.38%, 6/15/33	86,000	88,663

Mexico – 0.2%

Mexico Government International Bond 3.50%, 1/21/21, Series GMTN	20,000	20,109
4.00%, 10/2/23	113,000	114,317
5.75%, 10/12/2110	20,000	19,775

Total Mexico		154,201

Panama – 0.0%

Panama Government International Bond 8.88%, 9/30/27	20,000	27,300

Peru – 0.0%

Peruvian Government International Bond 4.13%, 8/25/27	20,000	21,260

Philippines – 0.3%

Philippine Government International Bond 3.95%, 1/20/40	200,000	204,849

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Poland – 0.1%

Republic of Poland Government International Bond 5.13%, 4/21/21	$25,000	$26,182
3.00%, 3/17/23	25,000	24,996
3.25%, 4/6/26	50,000	50,019

Total Poland		101,197

Uruguay – 0.1%

Uruguay Government International Bond 5.10%, 6/18/50	30,000	30,923
4.98%, 4/20/55	25,000	25,200

Total Uruguay		56,123
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $810,809)		811,560

SUPRANATIONAL BONDS – 1.0%

Asian Development Bank 2.25%, 1/20/21	45,000	44,719
2.75%, 3/17/23	10,000	10,061
2.00%, 1/22/25	5,000	4,820

Corporacion Andina de Fomento 4.38%, 6/15/22	5,000	5,175

Council of Europe Development Bank 1.63%, 3/16/21	27,000	26,487

European Investment Bank 1.75%, 5/15/20	30,000	29,690
1.38%, 6/15/20	75,000	73,832
2.25%, 3/15/22	15,000	14,865
2.25%, 8/15/22	10,000	9,895
2.50%, 3/15/23	150,000	149,497
3.25%, 1/29/24	15,000	15,429
2.38%, 5/24/27(b)	100,000	96,841

Inter-American Development Bank 1.75%, 9/14/22	150,000	145,722
2.50%, 1/18/23	10,000	9,962

International Bank for Reconstruction & Development 2.13%, 11/1/20	150,000	148,829
2.13%, 2/13/23	5,000	4,913
2.50%, 11/25/24, Series GDIF	15,000	14,887
2.50%, 7/29/25, Series GDIF	15,000	14,811
2.50%, 11/22/27, Series GDIF	25,000	24,375
TOTAL SUPRANATIONAL BONDS (Cost: $839,448)		844,810

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%

United States – 1.9%

CFCRE Commercial Mortgage Trust 3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	96,633

COMM Mortgage Trust 3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	55,849
2.87%, 2/10/48, Series 2015-DC1, Class A2	78,310	78,240

Commercial Mortgage Pass Through Certificates 3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	104,954

CSAIL Commercial Mortgage Trust 4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	103,667

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 2.48%, 3/25/25, Series K049, Class A1	14,973	14,755
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	71,510
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	73,746

Federal National Mortgage Association Alternative Credit Enhancement Securities 3.21%, 7/25/23, Series 2014-M1, Class A2^(c)	122,548	124,563
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	54,984
2.49%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	43,010
3.04%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	24,678
3.05%, 3/25/28, Series 2018-M7, Class A2^(c)	145,000	142,901
2.99%, 2/25/30, Series 2018-M3, Class A1^(c)	24,803	24,745

JPMBB Commercial Mortgage Securities Trust 4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	52,216

Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	105,360
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	100,360

UBS Commercial Mortgage Trust 3.00%, 5/10/45, Series 2012-C1, Class AAB	150,995	151,116

WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	103,923
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,515,544)		1,527,210

MUNICIPAL BONDS – 0.3%

United States – 0.3%

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	50,000	54,512

Port Authority of New York & New Jersey 4.81%, 10/15/65, Series 192	25,000	28,052

State of California 7.55%, 4/1/39	120,000	176,676
TOTAL MUNICIPAL BONDS (Cost: $255,236)		259,240

ASSET-BACKED SECURITIES – 0.5%

United States – 0.5%

Americredit Automobile Receivables Trust 3.07%, 12/19/22, Series 2018-1, Class A3	30,000	30,101

BMW Vehicle Owner Trust 2.51%, 6/25/24, Series 2018-A, Class A4	10,000	9,933

CarMax Auto Owner Trust 2.48%, 11/15/22, Series 2018-1, Class A3	25,000	24,877
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	28,857

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2019

Investments	Principal Amount	Value

Citibank Credit Card Issuance Trust 1.92%, 4/7/22, Series 2017-A3, Class A3	$100,000	$99,097

Discover Card Execution Note Trust 3.11%, 1/16/24, Series 2018-A4, Class A4,	30,000	30,264

Ford Credit Auto Owner Trust 3.03%, 11/15/22, Series 2018-A, Class A3	10,000	10,046

GM Financial Automobile Leasing Trust 2.06%, 5/20/20, Series 2017-1, Class A3	31,000	30,946

GM Financial Consumer Automobile Receivables Trust 2.46%, 7/17/23, Series 2018-1, Class A4	20,000	19,821

Mercedes-Benz Auto Lease Trust 2.51%, 10/16/23, Series 2018-A, Class A4	20,000	19,902

World Financial Network Credit Card Master Trust 3.07%, 12/16/24, Series 2018-A, Class A	67,000	67,151
TOTAL ASSET-BACKED SECURITIES (Cost: $369,162)		370,995

REPURCHASE AGREEMENT – 2.2%

United States – 2.2%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/19 (tri-party custodian: The Bank of New York Mellon Corp.), 2.62% due 3/1/19; Proceeds at maturity – $1,750,127 (fully collateralized by U.S. Treasury Bond, 3.00% due 2/15/47, U.S. Treasury Notes, 1.88% – 2.25% due 1/31/22 – 1/31/24 and U.S. Treasury Inflation Indexed Bond, 0.38% due 1/15/27; Market value – $1,785,078)

(Cost: $1,750,000)	1,750,000	1,750,000

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%(e)

(Cost: $152,740)(f)	152,740	152,740

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $80,682,335)		80,906,238

Other Assets less Liabilities – 0.0%		33,858

NET ASSETS – 100.0%		$80,940,096
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Security, or portion thereof, was on loan at February 28, 2019 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2019.

(f)

At February 28, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $148,433 and the total market value of the collateral held by the Fund was $152,740.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	74	6/28/19	$(15,702,453)	$10,984
5 Year U.S. Treasury Note	435	6/28/19	(49,834,688)	126,345
U.S. Treasury Ultra Long Term Bond	38	6/19/19	(6,064,562)	93,181
Ultra 10 Year U.S. Treasury Note	91	6/19/19	(11,780,234)	78,146
			$(83,381,937)	$308,656
†	As of February 28, 2019, cash collateral posted by the Fund with the broker for futures contracts was $678,258.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

CORPORATE BONDS – 83.7%

United States – 83.7%

24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/22(a)(b)	$71,000	$69,935

Abe Investment Holdings, Inc. 7.00%, 10/15/20(a)	26,000	26,000

Acadia Healthcare Co., Inc. 5.13%, 7/1/22	36,000	35,640
5.63%, 2/15/23	56,000	55,860

ACE Cash Express, Inc. 12.00%, 12/15/22(a)	25,000	23,781

Acosta, Inc. 7.75%, 10/1/22(a)	73,000	13,140

Actuant Corp. 5.63%, 6/15/22	36,000	36,540

ADT Security Corp. (The) 6.25%, 10/15/21	92,000	97,290
3.50%, 7/15/22	127,000	125,412
4.13%, 6/15/23	78,000	76,732

Advanced Micro Devices, Inc. 7.50%, 8/15/22	68,000	75,650

AES Corp. 4.00%, 3/15/21	76,000	76,426
4.50%, 3/15/23	36,000	36,360
4.88%, 5/15/23	92,000	93,121

Ahern Rentals, Inc. 7.38%, 5/15/23(a)	33,000	30,608

Air Medical Group Holdings, Inc. 6.38%, 5/15/23(a)(b)	51,000	43,733

AK Steel Corp. 7.63%, 10/1/21	26,000	26,325
7.50%, 7/15/23	25,000	25,873

Aleris International, Inc. 10.75%, 7/15/23(a)	29,000	30,305

Allegheny Technologies, Inc. 5.95%, 1/15/21	56,000	57,837
7.88%, 8/15/23	41,000	45,061

Alliant Holdings Intermediate LLC 8.25%, 8/1/23(a)	61,000	63,326

Ally Financial, Inc. 3.75%, 11/18/19	74,000	74,407
8.00%, 3/15/20	90,000	94,387
7.50%, 9/15/20	140,000	148,925
4.25%, 4/15/21	36,000	36,540
4.13%, 2/13/22	56,000	56,508
4.63%, 5/19/22	51,000	52,084

AMC Entertainment Holdings, Inc. 5.88%, 2/15/22(b)	22,000	22,275

AMC Networks, Inc. 4.75%, 12/15/22	92,000	93,495

American Airlines Group, Inc. 5.50%, 10/1/19(a)	122,000	123,525

American Axle & Manufacturing, Inc. 6.63%, 10/15/22(b)	38,000	38,998

American Midstream Partners L.P. 9.50%, 12/15/21(a)	26,000	24,154

Amkor Technology, Inc. 6.38%, 10/1/22	41,000	41,410

Amsted Industries, Inc. 5.00%, 3/15/22(a)	51,000	51,255

Anixter, Inc. 5.13%, 10/1/21	137,000	140,939
5.50%, 3/1/23	26,000	27,008

Antero Resources Corp. 5.38%, 11/1/21	97,000	97,727
5.13%, 12/1/22	87,000	87,465
5.63%, 6/1/23	25,000	25,156

Apex Tool Group LLC 9.00%, 2/15/23(a)(b)	26,000	24,180

APX Group, Inc. 8.75%, 12/1/20	71,000	70,911
7.88%, 12/1/22	87,000	86,782
7.63%, 9/1/23(b)	46,000	40,768

Aramark Services, Inc. 5.13%, 1/15/24	86,000	88,150

Archrock Partners L.P. 6.00%, 4/1/21	26,000	26,000
6.00%, 10/1/22	25,000	24,875

Arconic, Inc. 6.15%, 8/15/20	133,000	137,821
5.40%, 4/15/21	87,000	89,814
5.87%, 2/23/22	100,000	104,875

Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20(a)	36,000	33,840

Ascent Resources Utica Holdings LLC 10.00%, 4/1/22(a)	123,000	133,147

Ashland LLC 4.75%, 8/15/22	203,000	209,344

Ashton Woods USA LLC 6.88%, 2/15/21(a)	65,000	62,725

Avis Budget Car Rental LLC 5.50%, 4/1/23(b)	56,000	56,840

B&G Foods, Inc. 4.63%, 6/1/21	58,000	58,127

Ball Corp. 4.38%, 12/15/20	90,000	92,025
5.00%, 3/15/22	73,000	75,874
4.00%, 11/15/23	95,000	95,475

Bausch Health Cos., Inc. 5.63%, 12/1/21(a)	81,000	81,172
6.50%, 3/15/22(a)	98,000	101,675
5.50%, 3/1/23(a)	107,000	106,866
5.88%, 5/15/23(a)	329,000	328,589

BCD Acquisition, Inc. 9.63%, 9/15/23(a)	85,000	90,100

Beazer Homes USA, Inc. 8.75%, 3/15/22	31,000	32,279

Berry Global, Inc. 5.50%, 5/15/22	46,000	46,748
6.00%, 10/15/22	61,000	62,830
5.13%, 7/15/23	117,000	117,585

Blackboard, Inc. 9.75%, 10/15/21(a)	26,000	19,110

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Blue Cube Spinco LLC 9.75%, 10/15/23	$71,000	$79,715

Blue Racer Midstream LLC 6.13%, 11/15/22(a)	183,000	186,431

Boyd Gaming Corp. 6.88%, 5/15/23	105,000	110,119

Brinker International, Inc. 3.88%, 5/15/23	26,000	24,765

Bristow Group, Inc. 6.25%, 10/15/22	25,000	7,750

Bruin E&P Partners LLC 8.88%, 8/1/23(a)	51,000	50,108

Buckeye Partners L.P. 6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	71,000	61,947

C&S Group Enterprises LLC 5.38%, 7/15/22(a)	34,000	34,340

Cable One, Inc. 5.75%, 6/15/22(a)	31,000	31,620

Cablevision Systems Corp. 8.00%, 4/15/20	31,000	32,550
5.88%, 9/15/22	56,000	57,908

California Resources Corp. 8.00%, 12/15/22(a)(b)	194,000	155,442

Calpine Corp.
6.00%, 1/15/22(a)	76,000	77,330
5.38%, 1/15/23	102,000	101,235

Calumet Specialty Products Partners L.P. 6.50%, 4/15/21(b)	87,000	80,910
7.63%, 1/15/22(b)	46,000	41,745
7.75%, 4/15/23	35,000	30,363

Carlson Travel, Inc. 6.75%, 12/15/23(a)	200,000	199,000

Carpenter Technology Corp. 4.45%, 3/1/23	61,000	60,670

Carrizo Oil & Gas, Inc. 6.25%, 4/15/23(b)	78,000	77,317

Carvana Co. 8.88%, 10/1/23(a)	26,000	25,350

CCO Holdings LLC 5.25%, 3/15/21	36,000	36,158
5.25%, 9/30/22	102,000	104,167
5.13%, 2/15/23	103,000	104,931
4.00%, 3/1/23(a)	46,000	45,540
5.13%, 5/1/23(a)	92,000	93,849
5.75%, 9/1/23	41,000	41,871
5.75%, 1/15/24	192,000	197,160

CDW LLC 5.00%, 9/1/23	41,000	41,513

CEC Entertainment, Inc. 8.00%, 2/15/22	25,000	22,938

Centene Corp. 5.63%, 2/15/21	109,000	110,635
4.75%, 5/15/22	143,000	146,217

Century Aluminum Co. 7.50%, 6/1/21(a)	24,000	24,120

Century Communities, Inc. 6.88%, 5/15/22	64,000	64,800

CenturyLink, Inc. 5.63%, 4/1/20, Series V	124,000	126,362
6.45%, 6/15/21, Series S	125,000	130,150
5.80%, 3/15/22, Series T	130,000	134,062
6.75%, 12/1/23, Series W(b)	73,000	75,989

CF Industries, Inc. 7.13%, 5/1/20	142,000	147,502
3.45%, 6/1/23	66,000	64,102

Chaparral Energy, Inc. 8.75%, 7/15/23(a)	25,000	15,875

Chemours Co. (The) 6.63%, 5/15/23	71,000	73,932

Chesapeake Energy Corp. 6.63%, 8/15/20(b)	65,000	66,950
6.13%, 2/15/21	56,000	57,540
4.88%, 4/15/22	76,000	73,340
5.75%, 3/15/23(b)	76,000	73,720

Cinemark USA, Inc. 5.13%, 12/15/22	65,000	66,219
4.88%, 6/1/23	96,000	96,120

CIT Group, Inc. 4.13%, 3/9/21	61,000	61,610
5.00%, 8/15/22	87,000	90,045
5.00%, 8/1/23	107,000	111,323

CITGO Holding, Inc. 10.75%, 2/15/20(a)	217,000	223,239

CITGO Petroleum Corp. 6.25%, 8/15/22(a)	66,000	66,000

Clean Harbors, Inc. 5.13%, 6/1/21	97,000	97,242

Clear Channel International B.V. 8.75%, 12/15/20(a)	60,000	61,725

Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series A	82,000	82,451
7.63%, 3/15/20, Series B	187,000	187,795
6.50%, 11/15/22, Series A	74,000	75,942
6.50%, 11/15/22, Series B	114,000	117,135

Clearwater Paper Corp. 4.50%, 2/1/23	26,000	24,830

Cleaver-Brooks, Inc. 7.88%, 3/1/23(a)	66,000	64,680

Cloud Peak Energy Resources LLC 12.00%, 11/1/21	26,000	12,740

CNG Holdings, Inc. 9.38%, 5/15/20(a)	25,000	24,656

CNO Financial Group, Inc. 4.50%, 5/30/20	73,000	73,730

CNX Resources Corp. 5.88%, 4/15/22	231,000	233,887

Cogent Communications Group, Inc. 5.38%, 3/1/22(a)	40,000	40,900

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Commercial Metals Co. 4.88%, 5/15/23	$26,000	$25,610

CommScope, Inc. 5.00%, 6/15/21(a)	36,000	36,180

Community Health Systems, Inc. 5.13%, 8/1/21(b)	127,000	124,777
6.88%, 2/1/22	254,000	167,640
6.25%, 3/31/23	268,000	258,955
11.00%, 6/30/23(a)(b)(c)	158,000	145,755

Consolidated Communications, Inc. 6.50%, 10/1/22	41,000	38,438

Continental Resources, Inc. 5.00%, 9/15/22	134,000	135,538
4.50%, 4/15/23	196,000	199,937

CoreCivic, Inc. 4.13%, 4/1/20	26,000	26,033
4.63%, 5/1/23	61,000	58,865

CPG Merger Sub LLC 8.00%, 10/1/21(a)	39,000	38,610

Credit Acceptance Corp. 6.13%, 2/15/21	25,000	25,109
7.38%, 3/15/23	25,000	25,844

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	97,000	100,057

Crown Americas LLC 4.50%, 1/15/23	77,000	77,962

CSC Holdings LLC 6.75%, 11/15/21	78,000	83,265
5.38%, 7/15/23(a)	200,000	206,040

CSI Compressco L.P. 7.25%, 8/15/22	26,000	23,335

CVR Partners L.P. 9.25%, 6/15/23(a)	85,000	89,985

CVR Refining LLC 6.50%, 11/1/22	141,000	144,525

Darling Ingredients, Inc. 5.38%, 1/15/22	61,000	61,839

David’s Bridal, Inc. 7.75%, 10/15/20(a)(d)	25,000	9,922

DaVita, Inc. 5.75%, 8/15/22	122,000	124,523

DCP Midstream Operating L.P. 2.70%, 4/1/19	26,000	25,971
5.35%, 3/15/20(a)	94,000	95,880
4.95%, 4/1/22	25,000	25,625
3.88%, 3/15/23	46,000	45,770
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	56,000	49,840

Dean Foods Co. 6.50%, 3/15/23(a)(b)	51,000	38,569

Deck Chassis Acquisition, Inc. 10.00%, 6/15/23(a)	48,000	46,440

Dell International LLC 5.88%, 6/15/21(a)	165,000	168,372

Dell, Inc. 5.88%, 6/15/19	46,000	46,518
4.63%, 4/1/21(b)	36,000	36,608

Denbury Resources, Inc. 9.00%, 5/15/21(a)	41,000	41,564
9.25%, 3/31/22(a)	61,000	61,457
5.50%, 5/1/22	46,000	34,040
4.63%, 7/15/23	124,000	82,460

Diamond Resorts International, Inc. 7.75%, 9/1/23(a)(b)	41,000	41,308

DISH DBS Corp. 7.88%, 9/1/19	161,000	164,622
5.13%, 5/1/20	125,000	126,250
6.75%, 6/1/21	181,000	185,525
5.88%, 7/15/22	153,000	146,689
5.00%, 3/15/23	176,000	157,300

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23(a)	25,000	25,563

DriveTime Automotive Group, Inc. 8.00%, 6/1/21(a)	25,000	25,250

Dun & Bradstreet Corp. (The) 4.25%, 6/15/20	56,000	56,980
4.63%, 12/1/22	61,000	64,385

DynCorp International, Inc. 11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	30,816	31,740

Eagle Holding Co. II LLC 7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	82,000	82,410

Eclipse Resources Corp. 8.88%, 7/15/23	76,000	68,780

Edgewell Personal Care Co. 4.70%, 5/19/21	61,000	61,991
4.70%, 5/24/22	106,000	107,042

Elanco Animal Health, Inc. 3.91%, 8/27/21(a)	61,000	61,713
4.27%, 8/28/23(a)	73,000	74,159

Eldorado Resorts, Inc. 7.00%, 8/1/23	61,000	64,050

EMC Corp. 2.65%, 6/1/20	184,000	182,287
3.38%, 6/1/23(b)	77,000	73,990

Encompass Health Corp. 5.13%, 3/15/23	41,000	41,513

Endo Finance LLC 5.75%, 1/15/22(a)	44,000	41,360
7.25%, 1/15/22(a)	41,000	39,552
5.38%, 1/15/23(a)	82,000	68,009
6.00%, 7/15/23(a)	200,000	166,750

Energen Corp. 4.63%, 9/1/21	136,000	137,700

Energy Transfer L.P. 7.50%, 10/15/20	89,000	94,785
4.25%, 3/15/23	78,000	79,186
5.88%, 1/15/24	111,000	119,325

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Energy Ventures Gom LLC 11.00%, 2/15/23(a)	$26,000	$28,145

EnerSys 5.00%, 4/30/23(a)	54,000	54,000

EnLink Midstream Partners L.P. 2.70%, 4/1/19	26,000	26,016

Enviva Partners L.P. 8.50%, 11/1/21	25,000	26,094

Equinix, Inc. 5.38%, 1/1/22	97,000	99,971
5.38%, 4/1/23	125,000	127,656

Exela Intermediate LLC 10.00%, 7/15/23(a)	97,000	99,304

Ferrellgas L.P. 6.50%, 5/1/21(b)	36,000	32,400
6.75%, 1/15/22(b)	31,000	27,745
6.75%, 6/15/23(b)	31,000	27,900

First Data Corp. 5.38%, 8/15/23(a)	102,000	104,614
5.00%, 1/15/24(a)	182,000	186,893
5.75%, 1/15/24(a)	212,000	219,038

First Quality Finance Co., Inc. 4.63%, 5/15/21(a)	55,000	55,275

Flexi-Van Leasing, Inc. 10.00%, 2/15/23(a)	26,000	22,100

Foresight Energy LLC 11.50%, 4/1/23(a)	56,000	46,760

Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22(a)	78,000	79,716

Forum Energy Technologies, Inc. 6.25%, 10/1/21	25,000	22,063

Freeport-McMoRan, Inc. 3.10%, 3/15/20	133,000	133,372
4.00%, 11/14/21	56,000	56,210
3.55%, 3/1/22	158,000	156,617
6.88%, 2/15/23	61,000	64,660
3.88%, 3/15/23	153,000	151,161

Fresh Market, Inc. (The) 9.75%, 5/1/23(a)	71,000	54,138

Frontier Communications Corp. 7.13%, 3/15/19(b)	33,000	33,041
8.75%, 4/15/22(b)	61,000	41,938
10.50%, 9/15/22	184,000	132,480
7.13%, 1/15/23	73,000	43,435

FS Energy & Power Fund 7.50%, 8/15/23(a)	33,000	33,472

FTS International, Inc. 6.25%, 5/1/22	26,000	24,863

GameStop Corp. 6.75%, 3/15/21(a)	36,000	36,360

Gates Global LLC 6.00%, 7/15/22(a)	69,000	69,529

GCI LLC 6.75%, 6/1/21	41,000	41,205

Genesis Energy L.P. 6.75%, 8/1/22	102,000	104,295
6.00%, 5/15/23	36,000	36,180

GenOn Energy, Inc. 7.88%, 6/15/17†*^	70,000	21,598
9.39%, 12/1/23, (3-month U.S. dollar London Interbank Offered Rate + 6.50%)(c)	13,518	13,484

Genworth Holdings, Inc. 7.70%, 6/15/20	44,000	44,000
7.20%, 2/15/21	41,000	40,385
7.63%, 9/24/21	61,000	59,795
4.90%, 8/15/23	39,000	33,099

GEO Group, Inc. (The) 5.88%, 1/15/22	66,000	65,752
5.13%, 4/1/23	26,000	24,798

Global Partners L.P. 6.25%, 7/15/22	78,000	76,830

Gogo Intermediate Holdings LLC 12.50%, 7/1/22(a)(b)	117,000	126,945

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23(b)	66,000	66,082

Graphic Packaging International LLC 4.88%, 11/15/22	36,000	36,720

Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	61,000	64,111

Great Western Petroleum LLC 9.00%, 9/30/21(a)	36,000	31,140

Griffon Corp. 5.25%, 3/1/22	87,000	86,239

Group 1 Automotive, Inc. 5.00%, 6/1/22	36,000	36,315

Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/21(a)	76,000	73,340

Harland Clarke Holdings Corp. 6.88%, 3/1/20(a)	40,000	39,900
9.25%, 3/1/21(a)(b)	66,000	65,670
8.38%, 8/15/22(a)	61,000	57,264

HCA Healthcare, Inc. 6.25%, 2/15/21	124,000	130,242

HCA, Inc. 7.50%, 2/15/22	168,000	184,590
5.88%, 5/1/23	133,000	140,980

Hecla Mining Co. 6.88%, 5/1/21	51,000	51,159

Herc Rentals, Inc. 7.50%, 6/1/22(a)	51,000	53,423

Hertz Corp. (The) 5.88%, 10/15/20	56,000	56,000
7.38%, 1/15/21(b)	36,000	36,068
7.63%, 6/1/22(a)	101,000	103,525
6.25%, 10/15/22(b)	31,000	29,528

Hexion Nova Scotia Finance ULC 9.00%, 11/15/20	56,000	18,200

Hexion, Inc. 6.63%, 4/15/20	143,000	122,265
10.00%, 4/15/20	26,000	22,490

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value
10.38%, 2/1/22(a)	$61,000	$52,003

HighPoint Operating Corp. 7.00%, 10/15/22(b)	25,000	24,063

Hill-Rom Holdings, Inc. 5.75%, 9/1/23(a)	31,000	32,046

Hillman Group, Inc. (The) 6.38%, 7/15/22(a)	41,000	35,465

Hornbeck Offshore Services, Inc. 5.88%, 4/1/20	3,000	1,740
5.00%, 3/1/21	36,000	19,800

Hot Topic, Inc. 9.25%, 6/15/21(a)	18,000	18,090

Hughes Satellite Systems Corp. 6.50%, 6/15/19	102,000	102,829
7.63%, 6/15/21	105,000	112,875

Huntsman International LLC 4.88%, 11/15/20	77,000	78,935
5.13%, 11/15/22	67,000	70,266

Icahn Enterprises L.P. 6.00%, 8/1/20	78,000	78,877
5.88%, 2/1/22	156,000	158,340
6.25%, 2/1/22	168,000	173,426

IFM US Colonial Pipeline 2 LLC 6.45%, 5/1/21(a)	100,000	103,240

Immucor, Inc. 11.13%, 2/15/22(a)(b)	41,000	41,718

Infor Software Parent LLC 7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	61,000	61,473

Infor U.S., Inc. 6.50%, 5/15/22	204,000	208,798

Informatica LLC 7.13%, 7/15/23(a)	69,000	70,216

Ingles Markets, Inc. 5.75%, 6/15/23	53,000	54,193

Ingram Micro, Inc. 5.00%, 8/10/22	36,000	35,598

International Game Technology PLC 6.25%, 2/15/22(a)	200,000	210,000

Intrepid Aviation Group Holdings LLC 8.50%, 8/15/21(a)(b)	41,000	41,923

INVISTA Finance LLC 4.25%, 10/15/19(a)	130,000	131,116

IQVIA, Inc. 4.88%, 5/15/23(a)	97,000	98,940

Iridium Communications, Inc. 10.25%, 4/15/23(a)	37,000	40,608

Iron Mountain, Inc. 4.38%, 6/1/21(a)	73,000	73,000
6.00%, 8/15/23	77,000	79,117

iStar, Inc. 5.00%, 7/1/19	19,000	18,981
4.63%, 9/15/20	71,000	71,532
6.00%, 4/1/22	29,000	29,036
5.25%, 9/15/22	36,000	35,370

Jack Ohio Finance LLC 6.75%, 11/15/21(a)	69,000	71,242
10.25%, 11/15/22(a)	25,000	27,000

Jaguar Holding Co. II 6.38%, 8/1/23(a)	130,000	131,300

Jefferies Finance LLC 6.88%, 4/15/22(a)	200,000	200,500

Jones Energy Holdings LLC 6.75%, 4/1/22	97,000	5,820
9.25%, 3/15/23(a)	36,000	22,680

Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	71,000	74,639

Jurassic Holdings III, Inc. 6.88%, 2/15/21(a)(b)	102,000	95,675

K Hovnanian Enterprises, Inc. 10.00%, 7/15/22(a)	26,000	20,995

KB Home 4.75%, 5/15/19	79,000	79,012
7.50%, 9/15/22	36,000	39,330
7.63%, 5/15/23	26,000	28,015

Kenan Advantage Group, Inc. (The) 7.88%, 7/31/23(a)(b)	68,000	66,513

KGA Escrow LLC 7.50%, 8/15/23(a)	32,000	32,400

Kinetic Concepts, Inc. 7.88%, 2/15/21(a)	25,000	25,563
12.50%, 11/1/21(a)	31,000	33,635

L Brands, Inc. 6.63%, 4/1/21	66,000	68,970
5.63%, 2/15/22	77,000	78,540
5.63%, 10/15/23(b)	46,000	45,885

Ladder Capital Finance Holdings LLLP 5.88%, 8/1/21(a)	20,000	20,450
5.25%, 3/15/22(a)	59,000	60,033

Lamar Media Corp. 5.00%, 5/1/23	61,000	62,372
5.38%, 1/15/24	101,000	104,282

Laredo Petroleum, Inc. 5.63%, 1/15/22	61,000	58,088

Lee Enterprises, Inc. 9.50%, 3/15/22(a)	41,000	42,025

Leidos Holdings, Inc. 4.45%, 12/1/20	142,000	145,458

Lennar Corp. 4.50%, 6/15/19	89,000	89,278
6.63%, 5/1/20	61,000	63,135
8.38%, 1/15/21	35,000	37,931
4.75%, 4/1/21	25,000	25,563
6.25%, 12/15/21	53,000	55,650
4.13%, 1/15/22	66,000	65,917
4.75%, 11/15/22	61,000	62,582
4.88%, 12/15/23	38,000	38,713

Level 3 Financing, Inc. 5.38%, 8/15/22	79,000	79,691
5.63%, 2/1/23	97,000	97,970
5.13%, 5/1/23	61,000	61,615
5.38%, 1/15/24	87,000	87,652

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Level 3 Parent LLC 5.75%, 12/1/22	$41,000	$41,564

Lexmark International, Inc. 7.13%, 3/15/20	36,000	31,500

Live Nation Entertainment, Inc. 5.38%, 6/15/22(a)	66,000	66,907

LKQ Corp. 4.75%, 5/15/23	51,000	51,510

Lonestar Resources America, Inc. 11.25%, 1/1/23(a)	26,000	25,480

LSB Industries, Inc. 9.63%, 5/1/23(a)(b)	70,000	73,500

LSC Communications, Inc. 8.75%, 10/15/23(a)	41,000	43,921

LTF Merger Sub, Inc. 8.50%, 6/15/23(a)	36,000	36,990

M/I Homes, Inc. 6.75%, 1/15/21	36,000	36,675

Mack-Cali Realty L.P. 3.15%, 5/15/23	25,000	21,251

Mallinckrodt International Finance S.A. 4.88%, 4/15/20(a)	73,000	73,007
5.75%, 8/1/22(a)(b)	73,000	68,985
4.75%, 4/15/23(b)	76,000	61,940
5.63%, 10/15/23(a)(b)	76,000	66,856

Manitowoc Co., Inc. (The) 12.75%, 8/15/21(a)	36,000	38,700

Martin Midstream Partners L.P. 7.25%, 2/15/21	41,000	40,129

Masonite International Corp. 5.63%, 3/15/23(a)	34,000	34,723

MasTec, Inc. 4.88%, 3/15/23	31,000	31,194

Mattel, Inc. 4.35%, 10/1/20	26,000	26,000
2.35%, 8/15/21	36,000	33,795
3.15%, 3/15/23	25,000	22,188

MBIA, Inc. 6.40%, 8/15/22	33,000	32,670

MEDNAX, Inc. 5.25%, 12/1/23(a)	73,000	74,004

Meritage Homes Corp. 7.00%, 4/1/22	51,000	54,698

MGIC Investment Corp. 5.75%, 8/15/23	56,000	58,607

MGM Resorts International 5.25%, 3/31/20	78,000	79,579
6.75%, 10/1/20	125,000	130,625
6.63%, 12/15/21	122,000	130,235
7.75%, 3/15/22	138,000	151,800
6.00%, 3/15/23	87,000	91,241

Michaels Stores, Inc. 5.88%, 12/15/20(a)	36,000	36,117

Midas Intermediate Holdco II LLC 7.88%, 10/1/22(a)	75,000	71,625

Midcontinent Communications 6.88%, 8/15/23(a)	73,000	76,556

Midcontinent Express Pipeline LLC 6.70%, 9/15/19(a)	30,000	30,223

Molina Healthcare, Inc. 5.38%, 11/15/22	73,000	75,532

Momentive Performance Materials, Inc. 3.88%, 10/24/21	97,000	104,881

Monitronics International, Inc. 9.13%, 4/1/20	46,000	11,270

Moog, Inc. 5.25%, 12/1/22(a)	61,000	62,118

Multi-Color Corp. 6.13%, 12/1/22(a)	11,000	11,330

Murphy Oil Corp. 4.00%, 6/1/22(b)	31,000	30,770
4.45%, 12/1/22	66,000	65,757

Murphy Oil USA, Inc. 6.00%, 8/15/23	41,000	42,189

Murray Energy Corp. 11.25%, 4/15/21(a)	5,000	2,625

Nabors Industries, Inc. 5.00%, 9/15/20	40,000	40,350
4.63%, 9/15/21	56,000	55,090
5.50%, 1/15/23(b)	61,000	57,493
5.10%, 9/15/23	25,000	22,313

National CineMedia LLC 6.00%, 4/15/22	26,000	26,420

Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/23(a)	117,000	119,340

Nationstar Mortgage LLC 6.50%, 7/1/21	46,000	46,173

Natural Resource Partners L.P. 10.50%, 3/15/22	41,000	43,409

Navient Corp. 4.88%, 6/17/19	47,000	47,029
8.00%, 3/25/20	239,000	250,192
5.00%, 10/26/20	41,000	41,627
5.88%, 3/25/21	85,000	86,912
6.63%, 7/26/21	56,000	58,030
7.25%, 1/25/22	112,000	117,880
6.50%, 6/15/22	76,000	78,280
5.50%, 1/25/23	87,000	86,239
7.25%, 9/25/23	51,000	52,785

Navios Maritime Acquisition Corp. 8.13%, 11/15/21(a)	26,000	18,980

Navios Maritime Holdings, Inc. 7.38%, 1/15/22(a)	56,000	25,340

NCL Corp., Ltd. 4.75%, 12/15/21(a)	78,000	79,534

NCR Corp. 4.63%, 2/15/21	46,000	45,885
5.88%, 12/15/21	26,000	26,488
5.00%, 7/15/22	82,000	82,401

Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)	82,000	43,050

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	$46,000	$24,150

Neovia Logistics Services LLC 8.88%, 8/1/20(a)(b)	26,000	24,375

Netflix, Inc. 5.38%, 2/1/21	74,000	76,682
5.50%, 2/15/22	167,000	175,559

New Home Co., Inc. (The) 7.25%, 4/1/22	61,000	56,463

Newfield Exploration Co. 5.75%, 1/30/22	53,000	55,915

Nexstar Broadcasting, Inc. 6.13%, 2/15/22(a)	71,000	72,242
5.88%, 11/15/22	26,000	26,650

NGL Energy Partners L.P. 5.13%, 7/15/19	26,000	26,154

NGPL PipeCo LLC 4.38%, 8/15/22(a)	56,000	56,840

Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/21(a)	78,000	78,877

Nielsen Finance LLC 4.50%, 10/1/20	36,000	36,090
5.00%, 4/15/22(a)	248,000	248,620

Northwest Acquisitions ULC 7.13%, 11/1/22(a)	49,000	45,325

Northwest Hardwoods, Inc. 7.50%, 8/1/21(a)	26,000	19,110

Nuance Communications, Inc. 5.38%, 8/15/20(a)	13,000	13,008

NuStar Logistics L.P. 4.80%, 9/1/20	73,000	74,277
6.75%, 2/1/21	26,000	27,170
4.75%, 2/1/22	38,000	38,421

Oasis Petroleum, Inc. 6.88%, 3/15/22	188,000	188,235
6.88%, 1/15/23	61,000	60,771

Ocwen Loan Servicing LLC 8.38%, 11/15/22(a)	25,000	23,500

OI European Group B.V. 4.00%, 3/15/23(a)	26,000	25,480

Omnimax International, Inc. 12.00%, 8/15/20(a)	78,000	79,852

Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/22(a)	143,000	138,352

Outfront Media Capital LLC 5.25%, 2/15/22	66,000	67,257

Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(a)	36,000	37,163
5.88%, 8/15/23(a)	61,000	64,431

Oxford Finance LLC 6.38%, 12/15/22(a)	26,000	26,780

Pacific Drilling S.A. 8.38%, 10/1/23(a)	76,000	76,570

Park Aerospace Holdings Ltd. 3.63%, 3/15/21(a)	26,000	25,740
5.25%, 8/15/22(a)	153,000	157,010
4.50%, 3/15/23(a)	73,000	72,635

Party City Holdings, Inc. 6.13%, 8/15/23(a)(b)	26,000	26,423

PBF Logistics L.P. 6.88%, 5/15/23	85,000	86,938

Peabody Energy Corp. 6.00%, 3/31/22(a)	92,000	93,150

Penske Automotive Group, Inc. 3.75%, 8/15/20	85,000	84,883
5.75%, 10/1/22	71,000	72,420

PetSmart, Inc. 7.13%, 3/15/23(a)	170,000	116,025

PF Chang’s China Bistro, Inc. 10.25%, 6/30/20(a)	58,000	58,000

PHI, Inc. 5.25%, 3/15/19(b)	63,000	40,950

Pioneer Energy Services Corp. 6.13%, 3/15/22	26,000	16,120

Pioneer Holdings LLC 9.00%, 11/1/22(a)	25,000	25,438

Pitney Bowes, Inc. 3.88%, 10/1/21	41,000	39,975
4.38%, 5/15/22(b)	66,000	63,195
4.70%, 4/1/23	36,000	34,020

Plantronics, Inc. 5.50%, 5/31/23(a)	36,000	35,955

Polaris Intermediate Corp. 8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	125,000	123,870

PolyOne Corp. 5.25%, 3/15/23	36,000	36,990

PQ Corp. 6.75%, 11/15/22(a)	78,000	81,389

Prestige Brands, Inc. 5.38%, 12/15/21(a)	75,000	75,516

Prime Security Services Borrower LLC 9.25%, 5/15/23(a)	244,000	257,908

PulteGroup, Inc. 4.25%, 3/1/21	66,000	66,742

Pyxus International, Inc. 8.50%, 4/15/21(a)	41,000	41,615
9.88%, 7/15/21(b)	46,000	41,285

QEP Resources, Inc.
6.88%, 3/1/21	51,000	52,976
5.38%, 10/1/22	26,000	25,643
5.25%, 5/1/23	96,000	92,880

Quorum Health Corp. 11.63%, 4/15/23(b)	25,000	23,063

QVC, Inc. 3.13%, 4/1/19	26,000	25,985
4.38%, 3/15/23	73,000	73,692

Qwest Corp. 6.75%, 12/1/21	77,000	82,182

Radiate Holdco LLC 6.88%, 2/15/23(a)	41,000	39,975

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Range Resources Corp. 5.88%, 7/1/22	$82,000	$83,230
5.00%, 3/15/23	92,000	89,240

Realogy Group LLC 5.25%, 12/1/21(a)	52,000	51,935
4.88%, 6/1/23(a)(b)	73,000	66,430

RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/23(a)	61,000	65,346

Rent-A-Center, Inc. 6.63%, 11/15/20(b)	46,000	46,058

Resolute Energy Corp. 8.50%, 5/1/20	25,000	25,094

Resolute Forest Products, Inc. 5.88%, 5/15/23	87,000	86,456

Revlon Consumer Products Corp. 5.75%, 2/15/21(b)	36,000	31,410

Reynolds Group Issuer, Inc. 5.75%, 10/15/20	294,609	295,566
5.13%, 7/15/23(a)	158,000	158,197

RHP Hotel Properties L.P. 5.00%, 4/15/21	25,000	25,188
5.00%, 4/15/23	37,000	37,370

Rite Aid Corp. 6.13%, 4/1/23(a)	153,000	131,006

Riverbed Technology, Inc. 8.88%, 3/1/23(a)(b)	36,000	25,110

Rivers Pittsburgh Borrower L.P. 6.13%, 8/15/21(a)	71,000	71,177

Rowan Cos., Inc. 4.88%, 6/1/22	111,000	103,854

Sable Permian Resources Land LLC 8.00%, 6/15/20(a)	22,000	19,367
7.13%, 11/1/20(a)	56,000	22,960
13.00%, 11/30/20(a)	36,000	37,080
7.38%, 11/1/21(a)	51,000	20,910

Sabre GLBL, Inc. 5.38%, 4/15/23(a)	61,000	62,525

Sanchez Energy Corp. 7.75%, 6/15/21	49,000	8,085
6.13%, 1/15/23	102,000	15,555
7.25%, 2/15/23(a)(b)	36,000	31,230

Sanmina Corp. 4.38%, 6/1/19(a)	66,000	66,165

SBA Communications Corp. 4.88%, 7/15/22	82,000	83,230
4.00%, 10/1/22	76,000	75,620

Scientific Games International, Inc. 6.63%, 5/15/21	36,000	36,540
10.00%, 12/1/22	179,000	188,845

Scotts Miracle-Gro Co. (The) 6.00%, 10/15/23	86,000	89,010

Sealed Air Corp. 6.50%, 12/1/20(a)	61,000	63,745
4.88%, 12/1/22(a)	61,000	62,372
5.25%, 4/1/23(a)	56,000	57,890

Select Medical Corp. 6.38%, 6/1/21	51,000	51,383

SemGroup Corp. 5.63%, 7/15/22	26,000	25,448

Sensata Technologies B.V. 4.88%, 10/15/23(a)	46,000	47,438

Service Corp. International 5.38%, 1/15/22	28,000	28,350

SESI LLC 7.13%, 12/15/21	74,000	68,820

Shea Homes L.P. 5.88%, 4/1/23(a)	26,000	25,155

Sinclair Television Group, Inc. 5.38%, 4/1/21	41,000	41,154
6.13%, 10/1/22	53,000	54,309

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	77,000	77,096
4.63%, 5/15/23(a)	36,000	36,585

SM Energy Co. 6.13%, 11/15/22	25,000	25,000

Sonic Automotive, Inc. 5.00%, 5/15/23	26,000	24,700

Sophia L.P. 9.00%, 9/30/23(a)	46,000	47,725

Sotera Health Holdings LLC 6.50%, 5/15/23(a)	36,000	36,360

Sotero Health Topco, Inc. 8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	36,000	35,550

Southern Star Central Corp. 5.13%, 7/15/22(a)	31,000	30,845

Spectrum Brands, Inc. 6.63%, 11/15/22	17,000	17,425

Springleaf Finance Corp. 5.25%, 12/15/19	61,000	61,953
8.25%, 12/15/20	122,000	130,936
7.75%, 10/1/21	61,000	65,707
6.13%, 5/15/22	125,000	130,312
5.63%, 3/15/23	73,000	74,369
8.25%, 10/1/23	56,000	62,090

Sprint Capital Corp. 6.90%, 5/1/19	118,000	118,737

Sprint Communications, Inc. 7.00%, 8/15/20	196,000	204,800
11.50%, 11/15/21	54,000	63,169
6.00%, 11/15/22	254,000	258,318

Sprint Corp. 7.25%, 9/15/21	125,000	132,344
7.88%, 9/15/23	399,000	428,031

Standard Industries, Inc. 5.50%, 2/15/23(a)	76,000	77,900

StandardAero Aviation Holdings, Inc. 10.00%, 7/15/23(a)	36,000	38,970

Starwood Property Trust, Inc. 3.63%, 2/1/21	153,000	152,426
5.00%, 12/15/21	60,000	61,425

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Steel Dynamics, Inc.
5.13%, 10/1/21	$78,000	$78,536
5.25%, 4/15/23	137,000	139,911

Summit Materials LLC 6.13%, 7/15/23	120,000	123,600

Sungard Availability Services Capital, Inc. 8.75%, 4/1/22(a)	42,000	4,200

Surgery Center Holdings, Inc. 8.88%, 4/15/21(a)	33,000	33,743

Symantec Corp. 4.20%, 9/15/20	97,000	98,128

Synovus Financial Corp. 5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	36,000	36,540

T-Mobile USA, Inc. 4.00%, 4/15/22	47,000	47,235
6.00%, 3/1/23	112,000	115,360
6.50%, 1/15/24	96,000	99,840

Talen Energy Supply LLC 9.50%, 7/15/22(a)(b)	36,000	38,520

Tapstone Energy LLC 9.75%, 6/1/22(a)	26,000	21,125

Targa Resources Partners L.P. 5.25%, 5/1/23	78,000	79,267

Taylor Morrison Communities, Inc. 5.25%, 4/15/21(a)	73,000	73,365
6.63%, 5/15/22	25,000	25,813
5.88%, 4/15/23(a)	29,000	29,073

Teekay Offshore Partners L.P. 8.50%, 7/15/23(a)(b)	61,000	58,408

TEGNA, Inc. 4.88%, 9/15/21(a)	122,000	122,915
6.38%, 10/15/23	61,000	63,287

Tempur Sealy International, Inc. 5.63%, 10/15/23	41,000	41,513

Tenet Healthcare Corp. 4.75%, 6/1/20	28,000	28,420
6.00%, 10/1/20	151,000	156,662
4.50%, 4/1/21	66,000	67,155
4.38%, 10/1/21	34,000	34,595
8.13%, 4/1/22	292,000	312,805
6.75%, 6/15/23(b)	186,000	191,347

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	36,000	35,846

TIBCO Software, Inc. 11.38%, 12/1/21(a)	78,000	82,924

TMX Finance LLC 11.13%, 4/1/23(a)	23,000	21,419

Toll Brothers Finance Corp. 5.88%, 2/15/22	25,000	26,344
4.38%, 4/15/23	25,000	25,113

Townsquare Media, Inc. 6.50%, 4/1/23(a)	25,000	23,156

TPC Group, Inc. 8.75%, 12/15/20(a)	78,000	76,830

TransDigm, Inc.
5.50%, 10/15/20	51,000	51,084
6.00%, 7/15/22	92,000	93,932

Transocean, Inc. 9.00%, 7/15/23(a)	22,000	23,293

TRI Pointe Group, Inc. 4.38%, 6/15/19	52,000	52,065
4.88%, 7/1/21	26,000	26,000

Tribune Media Co. 5.88%, 7/15/22	76,000	77,710

Triumph Group, Inc. 4.88%, 4/1/21	56,000	55,440
5.25%, 6/1/22(b)	66,000	64,020

Ultra Resources, Inc. 6.88%, 4/15/22(a)	73,000	26,280

Unit Corp. 6.63%, 5/15/21	115,000	113,275

United Continental Holdings, Inc. 4.25%, 10/1/22	60,000	59,925

United Rentals North America, Inc. 4.63%, 7/15/23	92,000	94,116

Uniti Group L.P. 6.00%, 4/15/23(a)	36,000	33,570
8.25%, 10/15/23	102,000	88,995

Univar USA, Inc. 6.75%, 7/15/23(a)	26,000	26,845

Univision Communications, Inc. 6.75%, 9/15/22(a)	25,000	25,281
5.13%, 5/15/23(a)	130,000	118,300

Urban One, Inc. 7.38%, 4/15/22(a)	115,000	110,687

VeriSign, Inc. 4.63%, 5/1/23	97,000	98,897

Vertiv Intermediate Holding Corp. 12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	31,000	30,186

VFH Parent LLC 6.75%, 6/15/22(a)	92,000	94,611

Vine Oil & Gas L.P. 8.75%, 4/15/23(a)	41,000	33,313
9.75%, 4/15/23(a)	34,000	28,390

Vista Outdoor, Inc. 5.88%, 10/1/23	48,000	45,360

Vistra Energy Corp. 5.88%, 6/1/23	41,000	42,281

Voya Financial, Inc. 5.65%, 5/15/53, (5.65% fixed rate until 5/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.58% thereafter)(c)	61,000	60,438

W/S Packaging Holdings, Inc. 9.00%, 4/15/23(a)	38,000	39,140

Watco Cos. LLC 6.38%, 4/1/23(a)	36,000	36,270

Weatherford International Ltd. 5.13%, 9/15/20	25,000	21,000
7.75%, 6/15/21(b)	74,000	66,600

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value
4.50%, 4/15/22	$46,000	$31,855
8.25%, 6/15/23	76,000	54,530

WESCO Distribution, Inc. 5.38%, 12/15/21	77,000	78,059

WEX, Inc. 4.75%, 2/1/23(a)	36,000	35,820

Whiting Petroleum Corp. 5.75%, 3/15/21	73,000	74,277
6.25%, 4/1/23	61,000	61,610

William Carter Co. (The) 5.25%, 8/15/21	45,000	45,731

William Lyon Homes, Inc. 7.00%, 8/15/22	61,000	61,305
6.00%, 9/1/23	25,000	23,375

Williams Scotsman International, Inc. 6.88%, 8/15/23(a)	25,000	24,625

Windstream Services LLC 6.38%, 8/1/23(a)(d)	36,000	7,920
6.38%, 8/1/23(b)(d)	8,000	1,940

WMG Acquisition Corp. 5.00%, 8/1/23(a)	36,000	36,225

WPX Energy, Inc. 6.00%, 1/15/22	78,000	80,925
8.25%, 8/1/23	77,000	86,721

WR Grace & Co-Conn 5.13%, 10/1/21(a)	87,000	89,948

Wyndham Destinations, Inc. 4.25%, 3/1/22	165,000	164,596
3.90%, 3/1/23	71,000	69,181

Wynn Las Vegas LLC 4.25%, 5/30/23(a)	61,000	60,466

Xerox Corp. 4.50%, 5/15/21	288,000	293,040
3.63%, 3/15/23	154,000	151,305

XPO Logistics, Inc. 6.50%, 6/15/22(a)	130,000	132,762
6.13%, 9/1/23(a)	51,000	51,064

York Risk Services Holding Corp. 8.50%, 10/1/22(a)	25,000	19,875

Yum! Brands, Inc. 5.30%, 9/15/19	25,000	25,313
3.88%, 11/1/20	26,000	26,130
3.75%, 11/1/21	61,000	60,847
3.88%, 11/1/23	78,000	76,830

Zayo Group LLC 6.00%, 4/1/23	175,000	178,062
Zekelman Industries, Inc. 9.88%, 6/15/23(a)	41,000	43,858
TOTAL CORPORATE BONDS (Cost: $45,137,448)		44,634,969

FOREIGN CORPORATE BONDS – 10.9%

Australia – 0.7%

Barminco Finance Pty Ltd. 6.63%, 5/15/22(a)	25,000	25,063

FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22(a)	92,000	92,345
5.13%, 3/15/23(a)	61,000	61,000

Virgin Australia Holdings Ltd. 8.50%, 11/15/19(a)	75,000	76,762
7.88%, 10/15/21(a)	108,000	108,810

Total Australia		363,980

Bermuda – 0.1%

Teekay Corp. 8.50%, 1/15/20(b)	59,000	58,971

Canada – 4.2%

1011778 BC ULC 4.63%, 1/15/22(a)	97,000	97,606

Advanz Pharma Corp. 8.00%, 9/6/24	613	583

Air Canada 7.75%, 4/15/21(a)	26,000	27,950

Athabasca Oil Corp. 9.88%, 2/24/22(a)(b)	41,000	39,873

Baytex Energy Corp. 5.13%, 6/1/21(a)	25,000	24,750

Bombardier, Inc. 7.75%, 3/15/20(a)	66,000	69,142
8.75%, 12/1/21(a)	102,000	112,582
5.75%, 3/15/22(a)(b)	51,000	51,357
6.00%, 10/15/22(a)(b)	138,000	139,380
6.13%, 1/15/23(a)	122,000	123,220

Brookfield Residential Properties, Inc. 6.50%, 12/15/20(a)	104,000	104,390
6.13%, 7/1/22(a)	73,000	73,000

Canbriam Energy, Inc. 9.75%, 11/15/19(a)	26,000	21,255

Cascades, Inc. 5.50%, 7/15/22(a)	66,000	66,495

Cooke Omega Investments, Inc. 8.50%, 12/15/22(a)	26,000	25,740

Eldorado Gold Corp. 6.13%, 12/15/20(a)	85,000	83,087

GFL Environmental, Inc. 5.63%, 5/1/22(a)	61,000	59,170
5.38%, 3/1/23(a)	25,000	23,672

goeasy Ltd. 7.88%, 11/1/22(a)	51,000	53,678

Hudbay Minerals, Inc. 7.25%, 1/15/23(a)	55,000	56,914

Imperial Metals Corp. 7.00%, 3/15/19(a)	26,000	16,770

Kissner Holdings L.P. 8.38%, 12/1/22(a)	33,000	34,568

Kronos Acquisition Holdings, Inc. 9.00%, 8/15/23(a)	76,000	65,170

MEG Energy Corp. 6.38%, 1/30/23(a)	62,000	56,808

Mountain Province Diamonds, Inc. 8.00%, 12/15/22(a)	56,000	56,350

New Gold, Inc. 6.25%, 11/15/22(a)	41,000	36,541

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

Investments	Principal Amount	Value

Norbord, Inc. 6.25%, 4/15/23(a)	$15,000	$15,394

NOVA Chemicals Corp. 5.25%, 8/1/23(a)	76,000	75,525

Open Text Corp. 5.63%, 1/15/23(a)	159,000	163,969

Quebecor Media, Inc. 5.75%, 1/15/23	72,000	74,947

Reliance Intermediate Holdings L.P. 6.50%, 4/1/23(a)	31,000	32,085

Rockpoint Gas Storage Canada Ltd. 7.00%, 3/31/23(a)	84,000	82,635

Seven Generations Energy Ltd. 6.75%, 5/1/23(a)	36,000	36,990
6.88%, 6/30/23(a)	42,000	43,365

Taseko Mines Ltd. 8.75%, 6/15/22(a)	39,000	36,465

Teine Energy Ltd. 6.88%, 9/30/22(a)	55,000	55,550

Tervita Escrow Corp. 7.63%, 12/1/21(a)	39,000	39,098

Videotron Ltd. 5.00%, 7/15/22	61,000	62,601

Xplornet Communications, Inc. 9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	25,726	26,626

Total Canada		2,265,301

Finland – 0.2%

Nokia Oyj 3.38%, 6/12/22	97,000	95,273

Germany – 0.7%

Deutsche Bank AG 4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	210,000	187,420

IHO Verwaltungs GmbH 4.50%, 9/15/23, Toggle PIK (4.50% Cash or 5.25% PIK)(a)	200,000	194,580

Total Germany		382,000

Ireland – 0.7%

Ardagh Packaging Finance PLC 4.63%, 5/15/23(a)	200,000	202,000

Avolon Holdings Funding Ltd. 5.50%, 1/15/23(a)	73,000	75,022
5.13%, 10/1/23(a)	92,000	93,150

Total Ireland		370,172

Italy – 0.1%

Telecom Italia Capital S.A. 7.18%, 6/18/19	61,000	61,720

Luxembourg – 1.7%

Altice Financing S.A. 6.63%, 2/15/23(a)	200,000	205,000

Altice Luxembourg S.A. 7.75%, 5/15/22(a)	275,000	274,312

Intelsat Connect Finance S.A. 9.50%, 2/15/23(a)	107,000	104,058

Intelsat Jackson Holdings S.A. 9.50%, 9/30/22(a)	110,000	127,875
5.50%, 8/1/23	173,000	158,727

Intelsat Luxembourg S.A. 8.13%, 6/1/23(b)	77,000	64,680

Total Luxembourg		934,652

New Zealand – 0.1%

Trilogy International Partners LLC 8.88%, 5/1/22(a)	73,000	70,679

Puerto Rico – 0.1%

Popular, Inc. 6.13%, 9/14/23	26,000	26,878

Spain – 0.4%

Cirsa Finance International SARL 7.88%, 12/20/23(a)	200,000	205,500

Sweden – 0.2%

Perstorp Holding AB 11.00%, 9/30/21(a)	6,000	6,497

Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	84,000	84,965

Total Sweden		91,462

United Kingdom – 1.7%

Avon International Operations, Inc. 7.88%, 8/15/22(a)	71,000	73,485

Avon Products, Inc. 6.60%, 3/15/20	120,000	122,550
7.00%, 3/15/23	49,000	47,285

Fiat Chrysler Automobiles N.V. 5.25%, 4/15/23	200,000	203,700

Inmarsat Finance PLC 4.88%, 5/15/22(a)	132,000	132,660

Jaguar Land Rover Automotive PLC 5.63%, 2/1/23(a)(b)	150,000	145,312

KCA Deutag UK Finance PLC 7.25%, 5/15/21(a)(b)	200,000	160,000

Total United Kingdom		884,992
TOTAL FOREIGN CORPORATE BONDS (Cost: $5,844,480)		5,811,580

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%

United States – 6.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%(e)
(Cost: $3,425,368)(f)	3,425,368	3,425,368

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $54,407,296)		53,871,917

Other Assets less Liabilities – (1.0)%		(543,072)

NET ASSETS – 100.0%		$53,328,845

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

February 28, 2019

*	Non-income producing security.

^

Represents an escrow position received in exchange for a defaulted bond as part of a bankruptcy reorganization. The coupon rate and maturity date shown reflects the terms of the exchanged defaulted bond. The escrow position does not pay coupons and it does not mature but does entitle the holder to any potential future payments of cash, common stock, or other consideration resulting from the bankruptcy reorganization.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $21,598, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2019 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(d)	Security in default on interest payments.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2019.

(f)

At February 28, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,312,160 and the total market value of the collateral held by the Fund was $3,425,368.

PIK – Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	47	6/28/19	$(5,384,438)	$13,651
U.S. Treasury Ultra Long Term Bond	43	6/19/19	(6,862,531)	117,985
Ultra 10 Year U.S. Treasury Note	297	6/19/19	(38,447,578)	255,049
			$(50,694,547)	$386,685
†	As of February 28, 2019, cash collateral posted by the Fund with the broker for futures contracts was $873,763.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 31.1%

Federal Home Loan Bank – 0.1%

Federal Home Loan Bank 5.50%, 7/15/36	$20,000	$25,608

Federal Home Loan Mortgage Corporation – 9.3%
1.63%, 9/29/20	32,000	31,546
4.00%, 3/1/24	36,444	37,472
3.00%, 8/1/29	43,066	43,206
2.50%, 9/1/29	33,367	32,933
6.75%, 9/15/29, Series GDIF	16,000	21,203
2.50%, 2/1/30	29,599	29,194
2.50%, 4/1/30	21,878	21,634
3.00%, 6/1/30	44,549	44,612
3.00%, 12/1/30	41,727	41,709
2.50%, 11/1/31	75,134	73,785
2.50%, 11/1/32	42,714	41,946
3.00%, 1/1/33	43,434	43,415
3.50%, 2/1/33	20,720	21,078
3.50%, 9/1/33	29,625	30,137
3.00%, 3/1/34(a)	25,000	24,975
3.50%, 3/1/34(a)	25,000	25,415
5.00%, 9/1/35	85,462	91,474
3.00%, 9/1/36	59,578	59,162
3.50%, 4/1/37	26,063	26,345
5.50%, 12/1/38	73,937	80,167
4.00%, 2/1/41	171,330	176,391
4.50%, 5/1/41	84,371	89,161
3.00%, 4/1/43	88,048	86,615
3.50%, 7/1/43	42,232	42,623
3.00%, 8/1/43	39,261	38,622
4.00%, 12/1/43	33,190	34,061
3.00%, 1/1/44	131,521	129,380
3.50%, 1/1/44	80,063	80,718
4.50%, 4/1/44	30,822	32,132
3.50%, 9/1/45	53,421	53,720
3.50%, 12/1/45	54,293	54,598
3.50%, 5/1/46	34,459	34,635
3.50%, 8/1/46	76,935	77,466
4.00%, 9/1/46	35,055	35,901
3.00%, 10/1/46	60,121	58,919
3.00%, 11/1/46	106,567	104,417
3.50%, 2/1/47	85,434	85,754
4.00%, 2/1/47	63,278	64,787
3.00%, 3/1/47	43,845	42,961
4.50%, 3/1/47	19,960	20,711
4.50%, 5/1/47	25,031	25,971
4.00%, 7/1/47	68,341	69,999
4.50%, 8/1/47	19,318	20,043
3.50%, 9/1/47	89,796	90,003
4.00%, 1/1/48	45,567	46,626

Total Federal Home Loan Mortgage Corporation		2,417,622

Federal National Mortgage Association – 12.8%
2.63%, 9/6/24	51,000	50,998
2.13%, 4/24/26	64,000	61,161
4.00%, 7/1/26	11,280	11,584
3.50%, 12/1/26	14,919	15,170
3.50%, 1/1/27	20,549	20,895
3.00%, 11/1/28	19,330	19,345
2.50%, 4/1/30	28,242	27,749
2.50%, 5/1/31	46,692	45,876
2.50%, 9/1/31	33,387	32,803
4.00%, 11/1/31	33,250	34,298
2.50%, 12/1/31	46,679	45,943
3.00%, 6/1/32	24,016	24,005
2.50%, 1/1/33	26,474	25,991
6.00%, 4/1/33	35,500	39,114
2.00%, 3/1/34(a)	25,000	23,995
3.50%, 8/1/34	45,541	46,272
4.00%, 8/1/34	11,131	11,488
6.00%, 8/1/34	24,226	26,698
4.00%, 10/1/35	47,459	49,130
3.50%, 1/1/36	26,807	27,089
3.00%, 11/1/36	40,149	39,791
3.00%, 3/1/38	37,750	37,371
4.50%, 11/1/39	90,340	95,030
4.50%, 2/1/41	35,171	36,974
4.00%, 2/1/42	126,282	130,552
3.50%, 6/1/42	105,544	106,493
3.00%, 1/1/43	109,889	108,018
3.00%, 4/1/43	146,536	144,040
4.00%, 6/1/43	13,058	13,437
3.50%, 7/1/43	179,421	181,222
3.00%, 9/1/43	112,632	110,714
4.00%, 9/1/43	124,143	128,062
4.00%, 11/1/43	28,342	29,132
4.50%, 5/1/44	21,760	22,659
5.00%, 6/1/44	65,099	69,743
4.00%, 9/1/44	27,420	28,105
4.00%, 10/1/44	31,460	32,253
4.00%, 1/1/45	95,448	97,755
3.50%, 3/1/46	60,480	60,715
3.50%, 4/1/46	32,084	32,234
3.50%, 5/1/46	35,874	36,034
4.00%, 7/1/46	101,303	103,714
3.00%, 9/1/46	123,042	120,413
3.00%, 10/1/46	125,436	122,756
4.00%, 10/1/46	37,402	38,286
2.50%, 11/1/46	22,239	21,123
3.00%, 11/1/46	40,195	39,405
3.50%, 11/1/46	81,390	81,794
4.00%, 3/1/47	48,570	49,708
4.00%, 4/1/47	66,498	68,053
3.50%, 5/1/47	82,811	83,086
3.50%, 9/1/47	22,581	22,623
3.50%, 10/1/47	36,944	37,005
3.50%, 11/1/47	27,823	27,859
4.50%, 11/1/47	62,484	64,756
4.50%, 12/1/47	74,771	77,488
5.00%, 8/1/48	60,420	63,418
3.50%, 3/1/49(a)	100,000	100,055

Total Federal National Mortgage Association		3,301,480

Government National Mortgage Association – 8.8%
3.00%, 2/20/32	48,397	48,613
3.00%, 5/20/42	74,428	74,144
3.50%, 6/20/42	91,791	93,231

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.00%, 12/20/42	$82,654	$82,339
3.50%, 3/20/43	63,850	64,634
3.50%, 4/20/43	68,558	69,571
4.50%, 6/20/43	38,226	40,142
3.00%, 4/20/44	24,535	24,396
5.00%, 8/20/44	41,209	44,000
3.50%, 9/20/44	87,989	89,053
4.00%, 12/20/44	70,542	73,001
4.50%, 12/20/44	59,385	62,330
3.50%, 7/20/45	38,660	39,087
3.50%, 9/20/45	35,876	36,273
3.00%, 12/20/45	62,243	61,658
4.00%, 12/20/45	28,607	29,605
3.00%, 4/20/46	22,663	22,436
3.00%, 5/20/46	20,728	20,524
4.00%, 8/20/46	18,813	19,365
3.00%, 12/15/46	94,671	93,784
4.00%, 12/20/46	20,859	21,470
4.00%, 1/20/47	31,850	32,735
3.50%, 2/20/47	94,585	95,565
3.50%, 8/20/47	66,342	67,006
4.00%, 8/20/47	80,606	82,845
3.50%, 9/20/47	89,366	90,257
4.00%, 11/20/47	68,936	70,851
4.50%, 12/20/47	60,871	63,078
3.50%, 1/20/48	70,309	71,061
4.00%, 1/20/48	67,134	68,999
4.00%, 5/20/48	95,591	98,246
4.00%, 6/20/48	96,409	99,087
5.00%, 6/20/48	45,402	47,371
4.50%, 7/20/48	97,204	100,721
3.00%, 3/1/49(a)	100,000	98,742
3.50%, 3/1/49(a)	25,000	25,227
4.00%, 3/1/49(a)	50,000	51,334

Total Government National Mortgage Association		2,272,781

Tennessee Valley Authority – 0.1%

Tennessee Valley Authority 5.25%, 9/15/39	19,000	23,522
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $8,051,588)		8,041,013

U.S. GOVERNMENT OBLIGATIONS – 33.6%

U.S. Treasury Bonds – 7.3%

U.S. Treasury Bond 6.88%, 8/15/25	65,000	81,424
6.75%, 8/15/26	58,000	74,156
6.50%, 11/15/26	60,000	76,081
5.25%, 11/15/28	53,000	64,374
5.25%, 2/15/29	16,000	19,506
6.25%, 5/15/30	32,000	42,754
5.38%, 2/15/31	33,500	42,391
4.50%, 5/15/38	39,000	48,278
4.25%, 5/15/39	63,000	75,525
4.75%, 2/15/41	23,000	29,442
4.38%, 5/15/41	14,000	17,078
3.75%, 8/15/41	51,000	56,976
3.13%, 11/15/41	32,000	32,449
3.00%, 5/15/42	37,000	36,655
3.13%, 2/15/43	16,000	16,153
2.88%, 5/15/43	53,000	51,173
3.63%, 8/15/43	50,100	54,858
3.75%, 11/15/43	76,000	84,897
3.63%, 2/15/44	65,000	71,213
3.38%, 5/15/44	83,000	87,302
3.13%, 8/15/44	51,000	51,391
2.50%, 2/15/45	83,000	74,304
3.00%, 5/15/45	46,000	45,353
2.88%, 8/15/45	76,000	73,156
3.00%, 11/15/45	85,000	83,781
2.50%, 2/15/46	106,000	94,543
2.50%, 5/15/46	111,000	98,920
2.25%, 8/15/46	14,000	11,819
3.00%, 5/15/47	81,000	79,744
2.75%, 8/15/47	44,000	41,174
2.75%, 11/15/47	32,000	29,919
3.13%, 5/15/48	69,000	69,481
3.00%, 8/15/48	71,000	69,783

Total U.S. Treasury Bonds		1,886,053

U.S. Treasury Notes – 26.3%

U.S. Treasury Note 1.50%, 5/31/20	44,000	43,436
1.50%, 6/15/20	166,000	163,805
1.63%, 6/30/20	67,000	66,190
1.50%, 7/15/20	67,000	66,057
1.63%, 7/31/20	32,000	31,591
1.38%, 9/30/20	99,000	97,210
2.00%, 9/30/20	99,000	98,172
2.75%, 9/30/20	99,000	99,306
1.63%, 10/15/20	67,000	66,021
2.63%, 11/15/20	134,000	134,178
2.00%, 11/30/20	32,000	31,706
1.88%, 12/15/20	201,000	198,676
1.38%, 1/31/21	67,000	65,555
1.13%, 2/28/21	201,000	195,559
1.25%, 3/31/21	469,000	457,202
3.13%, 5/15/21	166,000	168,192
1.38%, 5/31/21	99,000	96,564
2.13%, 8/15/21	150,600	149,262
1.25%, 10/31/21	134,000	129,718
2.00%, 11/15/21	99,000	97,772
1.75%, 11/30/21	166,000	162,751
2.00%, 12/31/21	134,000	132,257
1.88%, 1/31/22	67,000	65,841
1.88%, 2/28/22	134,000	131,639
1.88%, 3/31/22	90,000	88,407
1.88%, 4/30/22	134,000	131,529
1.75%, 5/15/22	83,000	81,105
1.75%, 5/31/22	134,000	130,917
1.88%, 10/31/22	83,000	81,181
2.00%, 10/31/22	90,000	88,422
1.63%, 11/15/22	136,000	131,787
2.00%, 11/30/22	148,000	145,323
2.13%, 12/31/22	106,000	104,526
1.50%, 2/28/23	32,000	30,780
1.50%, 3/31/23	99,000	95,141
1.75%, 5/15/23	99,000	95,991

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
1.38%, 6/30/23	$32,000	$30,511
2.50%, 8/15/23	67,000	66,965
1.38%, 8/31/23	30,000	28,549
1.38%, 9/30/23	233,000	221,523
1.63%, 10/31/23	319,000	306,576
2.75%, 11/15/23	51,000	51,528
2.13%, 11/30/23	166,000	163,095
2.13%, 2/29/24	185,000	181,524
2.13%, 3/31/24	67,000	65,699
2.50%, 5/15/24	16,000	15,968
2.00%, 5/31/24	67,000	65,228
2.00%, 6/30/24	67,000	65,181
2.38%, 8/15/24	69,000	68,383
1.88%, 8/31/24	67,000	64,710
2.13%, 9/30/24	99,000	96,780
2.25%, 10/31/24	32,000	31,479
2.25%, 11/15/24	95,000	93,401
2.00%, 2/15/25	166,000	160,676
2.13%, 5/15/25	67,000	65,213
2.00%, 8/15/25	67,000	64,622
2.25%, 11/15/25	125,000	122,236
1.50%, 8/15/26	83,000	76,645
2.00%, 11/15/26	90,000	85,989
2.25%, 2/15/27	67,000	65,074
2.38%, 5/15/27	95,000	93,026
2.25%, 8/15/27	67,000	64,857
2.25%, 11/15/27	67,000	64,744
2.75%, 2/15/28	23,000	23,103
2.88%, 8/15/28	136,000	137,867

Total U.S. Treasury Notes		6,794,921
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,625,742)		8,680,974

CORPORATE BONDS – 21.7%

United States – 21.7%

21st Century Fox America, Inc. 6.65%, 11/15/37	8,000	10,458

3M Co. 2.88%, 10/15/27	28,000	27,107

Abbott Laboratories 3.88%, 9/15/25	14,000	14,416
4.75%, 11/30/36	19,000	20,469

AbbVie, Inc. 3.60%, 5/14/25	14,000	13,776

AEP Texas, Inc. 3.80%, 10/1/47	33,000	29,844

Air Lease Corp. 3.63%, 4/1/27	14,000	12,798

Alexandria Real Estate Equities, Inc. 2.75%, 1/15/20	14,000	13,943

Allergan Funding SCS 3.80%, 3/15/25	5,000	4,944
4.85%, 6/15/44	4,000	3,703

Allstate Corp. (The) 4.20%, 12/15/46	19,000	18,936

Altria Group, Inc. 2.85%, 8/9/22	18,000	17,706

Amazon.com, Inc. 2.50%, 11/29/22	14,000	13,867
4.05%, 8/22/47	9,000	9,029

American Express Co. 2.50%, 8/1/22	5,000	4,901
3.00%, 10/30/24	18,000	17,575

American Express Credit Corp. 2.70%, 3/3/22	14,000	13,930

American International Group, Inc. 4.88%, 6/1/22	20,000	20,967
3.75%, 7/10/25	14,000	13,722
4.50%, 7/16/44	19,000	17,430

American Tower Corp. 3.55%, 7/15/27	28,000	26,873

American Water Capital Corp. 3.40%, 3/1/25	30,000	29,928
4.00%, 12/1/46	16,000	15,300

Amgen, Inc. 4.66%, 6/15/51	31,000	29,735

Anthem, Inc. 3.50%, 8/15/24	4,000	4,001
5.85%, 1/15/36	14,000	15,652
4.65%, 1/15/43	19,000	19,002

Apache Corp. 4.25%, 1/15/44	4,000	3,429

Apple, Inc. 1.90%, 2/7/20	19,000	18,866
1.80%, 5/11/20	32,000	31,702
3.45%, 5/6/24	28,000	28,625
4.65%, 2/23/46	14,000	15,112

AT&T, Inc. 3.00%, 2/15/22	9,000	8,962
3.00%, 6/30/22	5,000	4,965
4.30%, 2/15/30	14,000	13,757
4.50%, 5/15/35	5,000	4,717
4.80%, 6/15/44	5,000	4,701
4.35%, 6/15/45	14,000	12,216
5.45%, 3/1/47	33,000	33,589
5.70%, 3/1/57	18,000	18,379

Bank of America Corp. 5.70%, 1/24/22	9,000	9,668
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	25,000	24,690
3.88%, 8/1/25	4,000	4,078
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	32,000	31,259
4.45%, 3/3/26	19,000	19,373
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(b)	14,000	13,828
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(b)	5,000	4,899
4.88%, 4/1/44	14,000	15,110

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Bayer US Finance II LLC 2.75%, 7/15/21(c)	$14,000	$13,714

BB&T Corp. 2.05%, 5/10/21	37,000	36,305
2.85%, 10/26/24	14,000	13,731

Berkshire Hathaway, Inc. 2.75%, 3/15/23	9,000	8,986
3.13%, 3/15/26	32,000	31,699

Biogen, Inc. 5.20%, 9/15/45	19,000	19,896

Boeing Co. (The) 5.88%, 2/15/40	4,000	4,997

BorgWarner, Inc. 4.38%, 3/15/45	4,000	3,619

Boston Properties L.P. 3.85%, 2/1/23	30,000	30,543

BP Capital Markets America, Inc. 3.12%, 5/4/26	28,000	27,350

Broadcom Corp. 3.00%, 1/15/22	32,000	31,446

Burlington Northern Santa Fe LLC 4.70%, 10/1/19	20,500	20,722
4.55%, 9/1/44	18,000	18,930

Capital One Financial Corp. 3.75%, 3/9/27	23,000	22,097

Cardinal Health, Inc. 3.41%, 6/15/27	14,000	13,108

Caterpillar Financial Services Corp. 1.70%, 8/9/21	7,000	6,808

Caterpillar, Inc. 3.80%, 8/15/42	4,000	3,849

CBS Corp. 7.88%, 7/30/30	23,000	29,649

Celgene Corp. 3.88%, 8/15/25	5,000	5,017
4.55%, 2/20/48	14,000	12,980

Charter Communications Operating LLC 4.46%, 7/23/22	14,000	14,370
6.38%, 10/23/35	32,000	34,307
6.48%, 10/23/45	14,000	15,078

Chevron Corp. 2.50%, 3/3/22	51,000	50,629

Cigna Holding Co. 3.25%, 4/15/25	33,000	32,136

Cisco Systems, Inc. 4.45%, 1/15/20	19,000	19,286

Citigroup, Inc. 2.65%, 10/26/20	21,000	20,893
4.40%, 6/10/25	39,000	39,702
4.45%, 9/29/27	23,000	23,115
5.30%, 5/6/44	14,000	14,853

Clorox Co. (The) 3.10%, 10/1/27	51,000	49,144

CME Group, Inc. 3.00%, 9/15/22	33,000	33,165

Coca-Cola Co. (The) 3.20%, 11/1/23	14,000	14,269

Comcast Corp. 3.15%, 3/1/26	4,000	3,930
2.35%, 1/15/27	9,000	8,255
7.05%, 3/15/33	7,000	9,104
3.90%, 3/1/38	14,000	13,188
4.05%, 11/1/52	14,000	12,970

Concho Resources, Inc. 3.75%, 10/1/27	18,000	17,480

ConocoPhillips 6.50%, 2/1/39	32,000	41,915

Consolidated Edison Co. of New York, Inc. 4.63%, 12/1/54	14,000	14,046

Consumers Energy Co. 5.65%, 4/15/20	7,000	7,227

Costco Wholesale Corp. 2.30%, 5/18/22	28,000	27,703
3.00%, 5/18/27	19,000	18,591

Coventry Health Care, Inc. 5.45%, 6/15/21	18,000	18,726

Crown Castle International Corp. 4.88%, 4/15/22	14,000	14,588

CSX Corp. 3.25%, 6/1/27	23,000	22,133
4.50%, 8/1/54	9,000	8,736

CVS Health Corp. 3.38%, 8/12/24	34,000	33,428
5.05%, 3/25/48	14,000	13,864

Dell International LLC 6.02%, 6/15/26(c)	32,000	33,981

Discovery Communications LLC 3.80%, 3/13/24	28,000	27,737

Dominion Energy, Inc. 5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(b)	14,000	14,024

Dow Chemical Co. (The) 4.25%, 11/15/20	19,000	19,318
4.38%, 11/15/42	9,000	8,118

Duke Energy Corp. 3.75%, 4/15/24	28,000	28,479
3.15%, 8/15/27	32,000	30,579

Duke Energy Florida LLC 6.40%, 6/15/38	16,500	21,252

Duke Energy Indiana LLC 6.45%, 4/1/39	14,000	17,645

DXC Technology Co. 4.75%, 4/15/27	9,000	8,997

Eaton Corp. 2.75%, 11/2/22	28,000	27,668

eBay, Inc. 3.80%, 3/9/22	28,000	28,381

Ecolab, Inc. 5.50%, 12/8/41	4,000	4,617

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Eli Lilly & Co. 2.35%, 5/15/22	$4,000	$3,944

Energy Transfer Partners L.P. 4.50%, 11/1/23	20,000	20,545

Enterprise Products Operating LLC 5.25%, 1/31/20	7,000	7,140
3.35%, 3/15/23	19,000	19,048
4.45%, 2/15/43	14,000	13,540

Exelon Corp. 4.45%, 4/15/46	46,000	44,859

Exelon Generation Co. LLC 6.25%, 10/1/39	7,000	7,420

Express Scripts Holding Co. 4.80%, 7/15/46	18,000	17,722

FedEx Corp. 4.10%, 4/15/43	19,000	16,802
4.55%, 4/1/46	9,000	8,425

Fidelity National Information Services, Inc. 5.00%, 10/15/25	14,000	14,765

Fiserv, Inc. 3.85%, 6/1/25	19,000	19,090

Florida Power & Light Co. 5.96%, 4/1/39	14,000	17,598

Ford Motor Co. 4.75%, 1/15/43	6,000	4,605

FS KKR Capital Corp. 4.25%, 1/15/20	19,000	19,075

General Electric Co. 3.10%, 1/9/23	14,000	13,710
4.50%, 3/11/44	5,000	4,470

General Motors Co. 5.15%, 4/1/38	19,000	17,103

General Motors Financial Co., Inc. 3.70%, 11/24/20	18,000	18,089
3.45%, 1/14/22	32,000	31,945
4.30%, 7/13/25	16,000	15,579

George Washington University (The) 4.13%, 9/15/48, Series 2018	14,000	14,074

Gilead Sciences, Inc. 4.50%, 4/1/21	9,000	9,257
3.65%, 3/1/26	14,000	13,985
5.65%, 12/1/41	18,000	20,089

Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21	5,000	4,898
3.00%, 4/26/22	14,000	13,909
4.00%, 3/3/24	5,000	5,079
3.50%, 1/23/25	5,000	4,921
4.25%, 10/21/25	19,000	19,107
3.50%, 11/16/26	37,000	35,656
3.85%, 1/26/27	5,000	4,913
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)	28,000	28,114
6.13%, 2/15/33	2,000	2,369
6.45%, 5/1/36	19,000	22,079
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(b)	5,000	4,627

Halliburton Co. 4.75%, 8/1/43	19,000	19,057

HCP, Inc. 2.63%, 2/1/20	14,000	13,967

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	19,000	19,589

Home Depot, Inc. (The) 2.63%, 6/1/22	28,000	27,874
5.88%, 12/16/36	19,000	23,094
3.90%, 6/15/47	4,000	3,866

Honeywell International, Inc. 4.25%, 3/1/21	14,000	14,397

Humana, Inc. 4.95%, 10/1/44	14,000	14,408

Intel Corp. 3.15%, 5/11/27	19,000	18,877

Intercontinental Exchange, Inc. 2.75%, 12/1/20	14,000	13,935

International Lease Finance Corp. 8.25%, 12/15/20	19,000	20,517
5.88%, 8/15/22	19,000	20,221

International Paper Co. 3.00%, 2/15/27	14,000	13,102
4.35%, 8/15/48	19,000	16,879

Invesco Finance PLC 5.38%, 11/30/43	4,000	4,130

Johnson & Johnson 3.38%, 12/5/23	9,000	9,241

Johnson Controls International PLC 3.63%, 7/2/24(b)	14,000	13,818
6.00%, 1/15/36	19,000	21,336

JPMorgan Chase & Co. 2.30%, 8/15/21	21,000	20,656
4.50%, 1/24/22	23,000	23,949
3.25%, 9/23/22	9,000	9,067
3.88%, 9/10/24	14,000	14,181
3.90%, 7/15/25	32,000	32,772
3.30%, 4/1/26	9,000	8,822
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(b)	5,000	4,751
5.63%, 8/16/43	14,000	16,064
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(b)	14,000	13,361

Kellogg Co. 4.00%, 12/15/20	14,000	14,225

KeyCorp 5.10%, 3/24/21	90,000	93,666

Kinder Morgan Energy Partners L.P. 5.50%, 3/1/44	16,000	16,553

Kinder Morgan, Inc. 3.15%, 1/15/23	21,000	20,791

Kraft Heinz Foods Co. 3.50%, 6/6/22	20,000	19,944
4.38%, 6/1/46	19,000	15,785

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Kroger Co. (The) 2.65%, 10/15/26	$19,000	$17,137
4.45%, 2/1/47	4,000	3,532

Laboratory Corp. of America Holdings 3.20%, 2/1/22	14,000	13,946

Lockheed Martin Corp. 2.50%, 11/23/20	14,000	13,902
4.09%, 9/15/52	7,000	6,775

Lowe’s Cos., Inc. 4.05%, 5/3/47	4,000	3,578

LYB International Finance B.V. 4.88%, 3/15/44	4,000	3,762

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	5,000	4,659

Magellan Midstream Partners L.P. 4.20%, 10/3/47	4,000	3,658

Marathon Oil Corp. 6.60%, 10/1/37	7,000	8,085

Marathon Petroleum Corp. 5.13%, 3/1/21	18,000	18,629
4.75%, 9/15/44	4,000	3,840

Marsh & McLennan Cos., Inc. 2.75%, 1/30/22	32,000	31,689

Medtronic, Inc. 4.38%, 3/15/35	32,000	33,775

Merck & Co., Inc. 2.75%, 2/10/25	9,000	8,827

MetLife, Inc. 4.60%, 5/13/46	23,000	23,874

Microsoft Corp. 2.00%, 8/8/23	4,000	3,874
3.50%, 2/12/35	20,000	19,592
4.00%, 2/12/55	19,000	18,866
4.50%, 2/6/57	28,000	30,742

MidAmerican Energy Co. 3.10%, 5/1/27	23,000	22,513

Molson Coors Brewing Co. 2.10%, 7/15/21	19,000	18,497

Morgan Stanley 5.50%, 7/28/21	14,000	14,761
7.25%, 4/1/32	16,000	20,768
4.38%, 1/22/47	30,000	29,858

Mosaic Co. (The) 4.88%, 11/15/41	4,000	3,694

Mylan N.V. 3.15%, 6/15/21	14,000	13,852

NIKE, Inc. 2.38%, 11/1/26	14,000	13,331

NiSource, Inc. 4.80%, 2/15/44	16,000	16,184

Noble Energy, Inc. 5.05%, 11/15/44	4,000	3,754

Norfolk Southern Corp. 3.15%, 6/1/27	14,000	13,513

Northrop Grumman Corp. 2.55%, 10/15/22	18,000	17,703
3.25%, 8/1/23	33,000	33,095
3.25%, 1/15/28	19,000	18,189

NVIDIA Corp. 2.20%, 9/16/21	9,000	8,851

Occidental Petroleum Corp. 3.40%, 4/15/26	33,000	33,082
4.63%, 6/15/45	9,000	9,473

Office Properties Income Trust 3.60%, 2/1/20	14,000	14,016

Oncor Electric Delivery Co. LLC 5.75%, 3/15/29	14,000	16,397

Oracle Corp. 3.63%, 7/15/23	14,000	14,398
3.25%, 11/15/27	14,000	13,805
3.80%, 11/15/37	32,000	30,731
4.00%, 7/15/46	14,000	13,410

Owens Corning 4.30%, 7/15/47	9,000	7,011

PepsiCo, Inc. 2.00%, 4/15/21	64,000	63,235
2.38%, 10/6/26	9,000	8,436
3.45%, 10/6/46	14,000	12,825

Pfizer, Inc. 4.00%, 12/15/36	19,000	19,208
7.20%, 3/15/39	16,000	22,608

Philip Morris International, Inc. 4.88%, 11/15/43	31,000	30,653

Phillips 66 4.88%, 11/15/44	4,000	4,173

Plains All American Pipeline L.P. 3.65%, 6/1/22	20,500	20,401

PNC Financial Services Group, Inc. (The) 3.90%, 4/29/24	33,000	33,605

Procter & Gamble Co. (The) 1.70%, 11/3/21	32,000	31,250
3.10%, 8/15/23	9,000	9,157
2.45%, 11/3/26	9,000	8,586
3.50%, 10/25/47	14,000	13,408

Prudential Financial, Inc. 3.91%, 12/7/47	14,000	12,939

QUALCOMM, Inc. 2.60%, 1/30/23	19,000	18,482

Realty Income Corp. 3.25%, 10/15/22	19,000	19,081

Rockwell Collins, Inc. 3.20%, 3/15/24	14,000	13,738
4.80%, 12/15/43	4,000	4,031

Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	23,000	27,159

Sabine Pass Liquefaction LLC 5.63%, 3/1/25	5,000	5,419

Santander Holdings USA, Inc. 2.65%, 4/17/20	41,000	40,734
4.40%, 7/13/27	42,000	41,069

Schlumberger Investment S.A. 3.65%, 12/1/23	9,000	9,269

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Seagate HDD Cayman 4.25%, 3/1/22	$19,000	$18,988

Sempra Energy 2.85%, 11/15/20	18,000	17,870
6.00%, 10/15/39	14,000	15,796

Sherwin-Williams Co. (The) 2.75%, 6/1/22	18,000	17,717
3.45%, 6/1/27	5,000	4,771

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	18,000	17,605

Simon Property Group L.P. 4.38%, 3/1/21	14,000	14,341
3.38%, 12/1/27	28,000	27,433

SITE Centers Corp. 4.70%, 6/1/27	18,000	18,246

Southern California Edison Co. 4.65%, 10/1/43	16,000	15,952

Southern Co. (The) 2.35%, 7/1/21	60,000	59,155
3.25%, 7/1/26	32,000	30,542

Starbucks Corp. 3.85%, 10/1/23	28,000	28,721

State Street Corp. 2.65%, 5/19/26	28,000	26,672

Sunoco Logistics Partners Operations L.P. 4.00%, 10/1/27	28,000	26,838

SunTrust Banks, Inc. 2.70%, 1/27/22	20,000	19,796

Synchrony Financial 4.25%, 8/15/24	4,000	3,926
4.50%, 7/23/25	14,000	13,688

Target Corp. 3.90%, 11/15/47	9,000	8,494

TD Ameritrade Holding Corp. 3.30%, 4/1/27	14,000	13,690

Texas Instruments, Inc. 2.75%, 3/12/21	19,000	18,975

Thermo Fisher Scientific, Inc. 4.50%, 3/1/21	42,000	43,211
2.95%, 9/19/26	9,000	8,498

Time Warner Cable LLC 7.30%, 7/1/38	9,000	10,090
6.75%, 6/15/39	4,500	4,839
4.50%, 9/15/42	9,000	7,578

TJX Cos., Inc. (The) 2.25%, 9/15/26	9,000	8,320

Toyota Motor Credit Corp. 2.60%, 1/11/22	28,000	27,802

Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/26	14,000	17,171

Tyson Foods, Inc. 2.25%, 8/23/21	32,000	31,227
3.95%, 8/15/24	18,000	18,143

U.S. Bancorp 3.70%, 1/30/24	28,000	28,835

United Technologies Corp. 2.80%, 5/4/24	9,000	8,738
2.65%, 11/1/26	32,000	29,732
4.50%, 6/1/42	19,000	18,816

UnitedHealth Group, Inc. 2.75%, 2/15/23	20,000	19,830
3.85%, 6/15/28	28,000	28,755
4.25%, 3/15/43	4,000	4,078

Ventas Realty L.P. 4.38%, 2/1/45	28,000	25,975

VEREIT Operating Partnership L.P. 3.95%, 8/15/27	33,000	31,633

Verizon Communications, Inc. 5.25%, 3/16/37	19,000	20,712
4.81%, 3/15/39	5,000	5,140
4.02%, 12/3/29	26,000	26,017
5.50%, 3/16/47	14,000	15,583
4.67%, 3/15/55	9,000	8,767

Viacom, Inc. 4.38%, 3/15/43	4,000	3,440

Virginia Electric & Power Co. 3.50%, 3/15/27, Series A	9,000	8,963

Visa, Inc. 4.15%, 12/14/35	23,000	24,108

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	19,000	19,085

Walmart, Inc. 5.88%, 4/5/27	24,000	28,000
3.63%, 12/15/47	19,000	17,825

Walt Disney Co. (The)
2.45%, 3/4/22	32,000	31,665
3.00%, 2/13/26	19,000	18,851

Warner Media LLC 6.25%, 3/29/41	9,000	9,948

Waste Management, Inc. 3.90%, 3/1/35	14,000	13,636
4.10%, 3/1/45	9,000	8,829

Wells Fargo & Co. 2.55%, 12/7/20	65,000	64,533
3.00%, 1/22/21	7,000	7,002
3.50%, 3/8/22	7,000	7,068
3.07%, 1/24/23	67,000	66,597
4.13%, 8/15/23	1,000	1,022
3.00%, 2/19/25	2,000	1,949
4.30%, 7/22/27	2,000	2,039
4.90%, 11/17/45	14,000	14,384

Welltower, Inc. 5.25%, 1/15/22	19,000	19,892

Weyerhaeuser Co. 7.38%, 3/15/32	9,000	11,366

Williams Cos., Inc. (The) 5.25%, 3/15/20	4,000	4,085
4.90%, 1/15/45	9,000	8,677

Zoetis, Inc. 3.00%, 9/12/27	9,000	8,381
TOTAL CORPORATE BONDS (Cost: $5,639,685)		5,599,601

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

FOREIGN CORPORATE BONDS – 4.0%

Australia – 0.1%

Westpac Banking Corp. 2.15%, 3/6/20	$19,000	$18,885

Belgium – 0.2%

Anheuser-Busch Cos. LLC 4.70%, 2/1/36(c)	14,000	13,536
4.90%, 2/1/46(c)	28,000	26,908

Total Belgium		40,444

Canada – 1.2%

Bank of Montreal 1.90%, 8/27/21	18,000	17,563

Bank of Nova Scotia (The) 2.45%, 9/19/22	33,000	32,304

Barrick Gold Corp. 5.25%, 4/1/42	9,000	9,426

Cenovus Energy, Inc. 6.75%, 11/15/39	19,000	20,102

Manulife Financial Corp. 4.15%, 3/4/26	33,000	34,016

Nexen, Inc. 6.40%, 5/15/37	7,000	8,827

Royal Bank of Canada 2.15%, 3/6/20	16,000	15,909
4.65%, 1/27/26	21,000	21,989

Suncor Energy, Inc. 6.85%, 6/1/39	18,000	22,618

TELUS Corp. 3.70%, 9/15/27	4,000	3,917

Toronto-Dominion Bank (The) 1.85%, 9/11/20	32,000	31,573
1.80%, 7/13/21	56,000	54,621

TransCanada PipeLines Ltd. 3.80%, 10/1/20	28,000	28,350

Total Canada		301,215

France – 0.1%

BNP Paribas S.A. 5.00%, 1/15/21	28,000	29,047

Germany – 0.2%

Daimler Finance North America LLC 8.50%, 1/18/31	14,000	19,107

Deutsche Bank AG 3.70%, 5/30/24	16,000	15,017

Landwirtschaftliche Rentenbank 1.38%, 10/23/19, Series 29	14,000	13,886

Total Germany		48,010

Japan – 0.3%

Mitsubishi UFJ Financial Group, Inc. 3.29%, 7/25/27	14,000	13,627

Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/21	33,000	32,876
3.78%, 3/9/26	23,000	23,271

Total Japan		69,774

Mexico – 0.4%

Petroleos Mexicanos 6.00%, 3/5/20	40,000	40,745
4.63%, 9/21/23	20,000	19,139
6.50%, 3/13/27	20,000	19,360
6.63%, 6/15/35	10,000	9,100
6.75%, 9/21/47	25,000	21,788

Total Mexico		110,132

Netherlands – 0.4%

Cooperatieve Rabobank UA 4.50%, 1/11/21	14,000	14,408
5.25%, 5/24/41	14,000	16,159

Shell International Finance B.V. 3.25%, 5/11/25	14,000	14,061
2.88%, 5/10/26	32,000	31,123
4.38%, 5/11/45	21,000	22,119

Total Netherlands		97,870

Norway – 0.2%

Equinor ASA 2.45%, 1/17/23	39,000	38,416
3.95%, 5/15/43	23,000	22,713

Total Norway		61,129

Switzerland – 0.2%

Novartis Capital Corp. 2.40%, 5/17/22	32,000	31,645
3.10%, 5/17/27	19,000	18,765

Total Switzerland		50,410

United Kingdom – 0.7%

AstraZeneca PLC 3.38%, 11/16/25	18,000	17,717
4.38%, 11/16/45	9,000	8,717

BAT Capital Corp. 3.22%, 8/15/24	5,000	4,811
3.56%, 8/15/27	9,000	8,257
4.39%, 8/15/37	23,000	19,094

BP Capital Markets PLC 3.72%, 11/28/28	32,000	32,639

Diageo Capital PLC 2.63%, 4/29/23	7,000	6,915

HSBC Holdings PLC 5.10%, 4/5/21	48,000	50,026
7.63%, 5/17/32	16,000	20,577

Mead Johnson Nutrition Co. 3.00%, 11/15/20	9,000	8,996

Vodafone Group PLC 4.38%, 2/19/43	7,000	6,014

WPP Finance 2010 4.75%, 11/21/21	9,000	9,197

Total United Kingdom		192,960
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,034,513)		1,019,876

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES – 1.1%

Canada – 0.8%

Export Development Canada 1.63%, 1/17/20	$20,000	$19,817

Province of Alberta Canada 2.20%, 7/26/22	70,000	68,509

Province of Ontario Canada 2.55%, 2/12/21	10,000	9,960
2.25%, 5/18/22	10,000	9,830
2.50%, 4/27/26	21,000	20,251

Province of Quebec Canada 3.50%, 7/29/20	7,000	7,080
2.38%, 1/31/22	10,000	9,911
2.75%, 4/12/27	70,000	68,461

Total Canada		213,819

Germany – 0.3%

Kreditanstalt fuer Wiederaufbau 1.75%, 10/15/19	14,000	13,923
2.13%, 3/7/22	67,000	66,148

Total Germany		80,071
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $289,907)		293,890

FOREIGN GOVERNMENT OBLIGATIONS – 0.9%

Colombia – 0.3%

Colombia Government International Bond 11.75%, 2/25/20	16,000	17,368
8.13%, 5/21/24	44,000	52,525

Total Colombia		69,893

Hungary – 0.2%

Hungary Government International Bond 5.75%, 11/22/23	20,000	21,945
7.63%, 3/29/41	20,000	29,230

Total Hungary		51,175

Italy – 0.0%

Republic of Italy Government International Bond 5.38%, 6/15/33	12,000	12,372

Mexico – 0.2%

Mexico Government International Bond 4.00%, 10/2/23	17,000	17,198
4.75%, 3/8/44	14,000	13,307
5.55%, 1/21/45	14,000	14,837

Total Mexico		45,342

Philippines – 0.1%

Philippine Government International Bond 9.50%, 2/2/30	20,000	30,281

Uruguay – 0.1%

Uruguay Government International Bond 5.10%, 6/18/50	16,000	16,492
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $230,619)		225,555

SUPRANATIONAL BONDS – 1.2%

Asian Development Bank 1.75%, 1/10/20	14,000	13,894
1.75%, 6/8/21	67,000	65,793

Corporacion Andina de Fomento 4.38%, 6/15/22	16,000	16,561

European Investment Bank 1.63%, 3/16/20	32,000	31,673
1.75%, 5/15/20	32,000	31,670
1.63%, 8/14/20	32,000	31,563
2.38%, 5/24/27(d)	32,000	30,989

Inter-American Development Bank 1.75%, 9/14/22	14,000	13,601
2.38%, 7/7/27	2,000	1,934
3.13%, 9/18/28	2,000	2,043

International Bank for Reconstruction & Development 1.13%, 11/27/19, Series GDIF	14,000	13,841
1.38%, 3/30/20, Series GDIF	7,000	6,909
2.13%, 11/1/20	32,000	31,750
1.75%, 4/19/23	28,000	27,075
TOTAL SUPRANATIONAL BONDS (Cost: $318,060)		319,296

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%

United States – 2.3%

Citigroup Commercial Mortgage Trust 3.71%, 4/14/50, Series 2017-P7, Class A4	50,000	51,034

COMM Mortgage Trust 3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	35,541
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	49,426

Commercial Mortgage Pass Through Certificates 3.29%, 7/15/60, Series 2017-BNK6, Class ASB	50,000	50,088

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 2.84%, 10/25/22, Series K029, Class A1	30,271	30,274
3.75%, 4/25/33, Series K155, Class A3	50,000	51,165

Federal National Mortgage Association Alternative Credit Enhancement Securities 3.21%, 7/25/23, Series 2014-M1, Class A2^(b)	37,231	37,844
2.90%, 1/25/25, Series 2015-M8, Class A2^(b)	72,000	71,765
2.58%, 3/25/26, Series 2016-M4, Class A2	30,000	29,061

Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,294
3.07%, 2/15/48, Series 2015-C20, Class ASB	40,000	40,154

Morgan Stanley Capital I Trust 4.18%, 7/15/51, Series 2018-H3, Class A5	50,000	52,365

Wells Fargo Commercial Mortgage Trust 3.10%, 6/15/49, Series 2016-C34, Class A4	30,000	29,368

WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	46,765
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $598,401)		600,144

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

MUNICIPAL BONDS – 0.3%

United States – 0.3%

New Jersey Turnpike Authority 7.10%, 1/1/41	$14,000	$19,548

State of California 7.55%, 4/1/39	25,000	36,807

University of California 4.86%, 5/15/2112, Series AD	16,000	16,600
TOTAL MUNICIPAL BONDS (Cost: $73,301)		72,955

ASSET-BACKED SECURITIES – 0.6%

United States – 0.6%

Ally Auto Receivables Trust 1.99%, 11/15/21, Series 2017-1, Class A4	20,000	19,807

American Express Credit Account Master Trust 2.99%, 12/15/23, Series 2018-4, Class A	100,000	100,571

GM Financial Automobile Leasing Trust 2.12%, 9/20/21, Series 2017-3, Class A4	23,000	22,844

World Financial Network Credit Card Master Trust 2.03%, 4/15/25, Series 2016-A, Class A	17,000	16,615
TOTAL ASSET-BACKED SECURITIES (Cost: $158,869)		159,837

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%(e)
(Cost: $27,860)(f)	27,860	27,860
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 96.9% (Cost: $25,048,545)		25,041,001

Securities Sold Short	Principal Amount

U.S. GOVERNMENT AGENCIES SOLD SHORT – (3.3)%

Federal Home Loan Mortgage Corporation – (0.7)%

Federal Home Loan Mortgage Corporation 2.50%, 3/1/34(a)	$(100,000)	(98,127)
3.00%, 3/1/49(a)	(75,000)	(73,354)
5.00%, 3/1/49(a)	(25,000)	(26,252)

Total Federal Home Loan Mortgage Corporation		(197,733)

Federal National Mortgage Association – (1.6)%

Federal National Mortgage Association
3.00%, 3/1/49(a)	(100,000)	(97,730)
4.00%, 3/1/49(a)	(50,000)	(50,979)
4.50%, 3/1/49(a)	(200,000)	(207,008)
5.00%, 3/1/49(a)	(50,000)	(52,440)

Total Federal National Mortgage Association		(408,157)

Government National Mortgage Association – (1.0)%

Government National Mortgage Association 4.00%, 3/1/49(a)	(200,000)	(205,301)
4.50%, 3/1/49(a)	(50,000)	(51,750)

Total Government National Mortgage Association		(257,051)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $863,015)		(862,941)

Other Assets less Liabilities – 6.4%		1,662,022

NET ASSETS – 100.0%		$25,840,082

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security, or portion thereof, was on loan at February 28, 2019 (See Note 2).

(e)	Rate shown represents annualized 7-day yield as of February 28, 2019.

(f)

At February 28, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,116 and the total market value of the collateral held by the Fund was $27,860.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	5	6/28/19	$(572,812)	$1,452
U.S. Treasury Ultra Long Term Bond	36	6/19/19	(5,745,375)	93,236
Ultra 10 Year U.S. Treasury Note	151	6/19/19	(19,547,422)	129,671
			$(25,865,609)	$224,359

†	As of February 28, 2019, cash collateral posted by the Fund with the broker for futures contracts was $613,935.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 28, 2019

Investments	Principal Amount		Value

CORPORATE BONDS – 13.7%

Belgium – 0.2%

Anheuser-Busch InBev S.A. 2.75%, 3/17/36, Reg S	5,000	EUR	$6,013

Canada – 1.4%

407 International, Inc. 3.43%, 6/1/33	5,000	CAD	3,833

Alimentation Couche-Tard, Inc. 3.06%, 7/26/24	5,000	CAD	3,746

Bank of Nova Scotia (The)
2.29%, 6/28/24	5,000	CAD	3,719
3.10%, 2/2/28	5,000	CAD	3,852

Bell Canada, Inc. 4.45%, 2/27/47	5,000	CAD	3,832

Bruce Power L.P. 4.13%, 6/21/33, Series 18-1	5,000	CAD	3,751

George Weston Ltd. 4.12%, 6/17/24	5,000	CAD	3,938

Pembina Pipeline Corp. 4.74%, 1/21/47	5,000	CAD	3,837

Royal Bank of Canada 2.33%, 12/5/23	5,000	CAD	3,745

Total Canada			34,253

France – 0.3%

AXA S.A. 7.13%, 12/15/20	5,000	GBP	7,284

Germany – 2.7%

BASF Finance Europe N.V. 0.75%, 11/10/26, Reg S	10,000	EUR	11,497

Commerzbank AG 1.13%, 5/24/24, Reg S	15,000	EUR	17,132

Daimler AG 2.13%, 7/3/37, Reg S	12,000	EUR	13,454

Deutsche Post AG 2.88%, 12/11/24, Reg S	5,000	EUR	6,459

E.ON SE 1.63%, 5/22/29, Reg S	12,000	EUR	13,798

Merck KGaA 2.63%, 12/12/74, Reg S, (2.625% fixed rate until 6/12/21; 5-year Euro Swap Rate + 2.184% until 6/12/26; 5-year Euro Swap Rate + 2.434% until 6/12/41; 5-year Euro Swap Rate + 3.184% thereafter)(a)	6,000	EUR	7,037

Total Germany			69,377

Ireland – 0.7%

Fresenius Finance Ireland PLC 0.88%, 1/31/22, Reg S	15,000	EUR	17,219

Luxembourg – 1.3%

HeidelbergCement Finance Luxembourg S.A. 1.50%, 6/14/27, Reg S	30,000	EUR	33,179

Netherlands – 1.2%

BMW Finance N.V. 1.00%, 1/21/25, Reg S	10,000	EUR	11,471

Cooperatieve Rabobank UA 1.38%, 2/3/27, Reg S	15,000	EUR	18,072

Total Netherlands			29,543

Sweden – 0.3%

Vattenfall AB 5.38%, 4/29/24, Reg S	5,000	EUR	7,023

Switzerland – 0.2%

Roche Finance Europe B.V. 0.88%, 2/25/25, Reg S	5,000	EUR	5,866

United Kingdom – 2.7%

Broadgate Financing PLC 4.82%, 7/5/33, Series A4, Reg S	10,000	GBP	16,892

Hammerson PLC 7.25%, 4/21/28	1,000	GBP	1,662

Lloyds Bank PLC 6.50%, 9/17/40, Reg S	5,000	GBP	10,193

National Grid PLC 4.38%, 3/10/20	14,000	EUR	16,652

Severn Trent Utilities Finance PLC 6.13%, 2/26/24	10,000	GBP	15,717

Telefonica Europe B.V. 5.88%, 2/14/33, Reg S	5,000	EUR	8,055

Total United Kingdom			69,171

United States – 2.7%

GE Capital European Funding Unlimited Co. 2.63%, 3/15/23, Reg S	5,000	EUR	6,040

Goldman Sachs Group, Inc. (The)
4.75%, 10/12/21	10,000	EUR	12,479
1.38%, 5/15/24, Reg S	15,000	EUR	17,326
3.13%, 7/25/29, Reg S	5,000	GBP	6,699

Nestle Holdings, Inc. 0.88%, 7/18/25, Reg S	20,000	EUR	23,366

Walt Disney Co. (The) 2.76%, 10/7/24, Series MPLE	5,000	CAD	3,794

Total United States			69,704
TOTAL CORPORATE BONDS (Cost: $339,461)			348,632

FOREIGN GOVERNMENT AGENCIES – 2.4%

Canada – 1.3%

City of Montreal Canada 3.50%, 12/1/38	10,000	CAD	7,775

Province of Manitoba Canada 3.00%, 6/2/28	5,000	CAD	3,878

Province of Ontario Canada
2.60%, 6/2/27	5,000	CAD	3,796
2.90%, 6/2/49	8,000	CAD	5,928

Province of Quebec Canada 2.75%, 9/1/27	10,000	CAD	7,698

PSP Capital, Inc. 2.09%, 11/22/23, Series 9	5,000	CAD	3,768

Total Canada			32,843

Germany – 1.1%

Land Berlin 1.38%, 8/27/38, Series 506, Reg S	10,000	EUR	11,580

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 28, 2019

Investments	Principal Amount		Value

Landwirtschaftliche Rentenbank 0.38%, 1/22/24, Reg S	10,000	EUR	$11,597

State of North Rhine-Westphalia 1.75%, 7/11/68, Reg S	5,000	EUR	5,694

Total Germany			28,871
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $60,118)			61,714

FOREIGN GOVERNMENT OBLIGATIONS – 24.0%

Austria – 0.8%

Austria Government Bond 4.15%, 3/15/37, Reg S(b)	5,000	EUR	8,695

Republic of Austria Government Bond 0.75%, 10/20/26, Reg S(b)	10,000	EUR	11,839

Total Austria			20,534

Belgium – 0.4%

Kingdom of Belgium Government Bond 4.25%, 3/28/41, Series 60, Reg S(b)	5,000	EUR	8,728

Canada – 0.5%

Canada Housing Trust No. 1 1.25%, 6/15/21(b)	15,000	CAD	11,222

Finland – 0.2%

Finland Government Bond 0.50%, 9/15/29, Reg S(b)	5,000	EUR	5,673

France – 1.8%

French Republic Government Bond OAT
4.25%, 10/25/23, Reg S	23,000	EUR	31,588
1.50%, 5/25/31, Reg S	5,000	EUR	6,151
3.25%, 5/25/45, Reg S	5,000	EUR	7,928

Total France			45,667

Germany – 1.3%

Bundesrepublik Deutschland Bundesanleihe
6.25%, 1/4/30, Series 00, Reg S	5,000	EUR	9,416
5.50%, 1/4/31, Series 00, Reg S	5,000	EUR	9,197
4.00%, 1/4/37, Series 05, Reg S	8,000	EUR	14,481

Total Germany			33,094

Ireland – 0.2%

Ireland Government Bond 0.90%, 5/15/28, Reg S	5,000	EUR	5,811

Italy – 5.2%

Italy Buoni Poliennali Del Tesoro
0.05%, 4/15/21	38,000	EUR	42,735
0.65%, 10/15/23	24,000	EUR	26,195
1.85%, 5/15/24	10,000	EUR	11,393
4.75%, 9/1/28, Reg S(b)	9,000	EUR	12,052
2.80%, 12/1/28, Reg S	20,000	EUR	22,902
4.00%, 2/1/37, Reg S(b)	5,000	EUR	6,176
3.25%, 9/1/46, Reg S(b)	10,000	EUR	10,731

Total Italy			132,184

Japan – 3.3%

Japan Government Five Year Bond 0.10%, 3/20/21, Series 127	1,500,000	JPY	13,546

Japan Government Forty Year Bond 0.40%, 3/20/56, Series 9	650,000	JPY	5,323

Japan Government Ten Year Bond
0.60%, 9/20/23, Series 331	1,500,000	JPY	13,946
0.30%, 12/20/25, Series 341	700,000	JPY	6,484
0.10%, 6/20/28, Series 351	3,100,000	JPY	28,256

Japan Government Thirty Year Bond 1.90%, 9/20/42, Series 37	300,000	JPY	3,525

Japan Government Twenty Year Bond 0.50%, 6/20/38, Series 165	1,500,000	JPY	13,721

Total Japan			84,801

Portugal – 0.2%

Portugal Obrigacoes do Tesouro OT 1.95%, 6/15/29, Reg S(b)	5,000	EUR	5,953

Spain – 2.8%

Spain Government Bond
3.80%, 4/30/24, Reg S(b)	18,000	EUR	24,101
1.40%, 7/30/28, Reg S(b)	24,000	EUR	27,879
4.20%, 1/31/37, Reg S(b)	8,000	EUR	12,283
3.45%, 7/30/66, Reg S(b)	5,000	EUR	6,806

Total Spain			71,069

United Kingdom – 7.3%

United Kingdom Gilt
1.50%, 1/22/21, Reg S	25,000	GBP	33,675
1.00%, 4/22/24, Reg S	30,000	GBP	39,866
1.63%, 10/22/28, Reg S	20,000	GBP	27,360
1.75%, 9/7/37, Reg S	39,000	GBP	51,808
1.63%, 10/22/71, Reg S	25,000	GBP	32,485

Total United Kingdom			185,194
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $594,501)			609,930

SUPRANATIONAL BONDS – 2.5%

Council of Europe Development Bank 0.13%, 4/10/24, Reg S	8,000	EUR	9,157

Deutsche Telekom International Finance B.V.
1.50%, 4/3/28, Reg S	15,000	EUR	17,273
2.25%, 4/13/29, Reg S	15,000	GBP	18,892

European Investment Bank 2.13%, 1/15/24	5,000	EUR	6,298
European Union 2.50%, 11/4/27, Series EMT, Reg S	10,000	EUR	13,359
TOTAL SUPRANATIONAL BONDS (Cost: $63,162)			64,979

Investments	Shares

EXCHANGE-TRADED FUND – 56.9%

United States – 56.9%

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(c)
(Cost: $1,419,393)	29,650		1,447,217

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $2,476,635)			2,532,472

Other Assets less Liabilities – 0.5%			12,317

NET ASSETS – 100.0%			$2,544,789

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

February 28, 2019

(a)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	3/5/2019	24,200	CAD	18,376	USD	$—	$—
Bank of America N.A.	3/5/2019	60,000	EUR	68,328	USD	—	(6)
Bank of America N.A.	3/5/2019	114,400	EUR	130,275	USD	4	—
Bank of America N.A.	3/5/2019	44,000	GBP	58,526	USD	2	—
Bank of America N.A.	3/5/2019	2,127,400	JPY	19,112	USD	—	—
Bank of America N.A.	3/5/2019	83,820	USD	110,000	CAD	289	—
Bank of America N.A.	3/5/2019	598,047	USD	520,000	EUR	5,874	—
Bank of America N.A.	3/5/2019	263,478	USD	200,000	GBP	—	(2,555)
Bank of America N.A.	3/5/2019	89,054	USD	9,670,000	JPY	2,181	—
Bank of America N.A.	3/5/2019	1,797	USD	200,000	JPY	—	—
Bank of America N.A.	4/3/2019	18,389	USD	24,200	CAD	—	(1)
Bank of America N.A.	4/3/2019	145,658	USD	127,600	EUR	—	(8)
Bank of America N.A.	4/3/2019	60,077	USD	45,100	GBP	—	(3)
Bank of America N.A.	4/3/2019	18,898	USD	2,098,800	JPY	—	(1)
Goldman Sachs	3/5/2019	24,200	CAD	18,377	USD	—	—
Goldman Sachs	3/5/2019	114,400	EUR	130,275	USD	3	—
Goldman Sachs	3/5/2019	44,000	GBP	58,527	USD	—	—
Goldman Sachs	3/5/2019	2,127,400	JPY	19,112	USD	—	—
Goldman Sachs	4/3/2019	18,390	USD	24,200	CAD	—	—
Goldman Sachs	4/3/2019	145,660	USD	127,600	EUR	—	(5)
Goldman Sachs	4/3/2019	60,080	USD	45,100	GBP	—	—
Goldman Sachs	4/3/2019	18,899	USD	2,098,800	JPY	—	—
HSBC Holdings PLC	3/5/2019	61,600	CAD	46,777	USD	—	—
HSBC Holdings PLC	3/5/2019	291,200	EUR	331,611	USD	6	—
HSBC Holdings PLC	3/5/2019	112,000	GBP	148,977	USD	2	—
HSBC Holdings PLC	3/5/2019	5,415,200	JPY	48,650	USD	—	(1)
HSBC Holdings PLC	4/3/2019	46,811	USD	61,600	CAD	—	—
HSBC Holdings PLC	4/3/2019	370,773	USD	324,800	EUR	—	(10)
HSBC Holdings PLC	4/3/2019	152,930	USD	114,800	GBP	—	(2)
HSBC Holdings PLC	4/3/2019	48,108	USD	5,342,400	JPY	1	—
						$8,362	$(2,592)

CURRENCY LEGEND
CAD	Canadian dollar
EUR	Euro
GBP	British pound
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 24.7%

Federal Home Loan Mortgage Corporation – 9.4%
6.75%, 3/15/31	$1,880,000	$2,547,458
6.50%, 3/1/36	373,754	410,987
5.00%, 6/1/37	3,249	3,478
6.00%, 9/1/37	278,548	306,188
5.50%, 2/1/40	12,002	13,015
4.50%, 8/1/40	266,450	280,405
4.00%, 11/1/40	24,074	24,785
5.00%, 3/1/41	401,005	429,134
5.50%, 6/1/41	359,619	391,228
5.00%, 7/1/41	11,065	11,836
3.50%, 10/1/41	873,960	882,368
3.50%, 2/1/42	345,970	349,300
5.00%, 2/1/42	569,698	611,056
4.00%, 4/1/42	1,003,125	1,035,230
3.50%, 6/1/42	82,854	83,651
3.00%, 7/1/42	388,074	381,758
3.50%, 8/1/42	388,970	392,714
3.50%, 9/1/42	397,074	400,895
3.00%, 3/1/43	563,313	554,144
3.00%, 7/1/43	1,137,958	1,119,435
3.50%, 7/1/43	481,072	485,528
3.00%, 8/1/43	109,328	107,548
3.50%, 1/1/44	913,063	921,848
3.00%, 2/1/44	259,990	255,760
3.50%, 2/1/44	258,250	260,362
4.00%, 4/1/44	734,427	756,101
3.50%, 5/1/44	110,663	111,297
4.50%, 5/1/44	20,367	21,232
3.50%, 7/1/44	112,142	112,943
4.50%, 7/1/44	236,142	246,175
4.00%, 8/1/44	812,372	840,662
3.50%, 10/1/44	38,762	39,015
3.50%, 12/1/44	557,035	560,414
3.50%, 1/1/45	112,170	112,833
4.00%, 2/1/45	247,112	253,187
4.00%, 3/1/45	21,544	22,074
3.00%, 4/1/45	33,826	33,208
3.00%, 5/1/45	137,071	134,543
3.50%, 5/1/45	237,979	239,313
3.50%, 6/1/45	116,659	117,313
4.00%, 6/1/45	321,553	329,459
3.00%, 7/1/45	35,397	34,733
3.00%, 8/1/45	143,983	141,260
3.50%, 8/1/45	1,314,037	1,321,400
3.50%, 9/1/45	700,636	704,563
4.00%, 9/1/45	198,712	203,598
3.50%, 10/1/45	260,236	261,694
4.00%, 10/1/45	220,404	225,823
3.50%, 11/1/45	125,155	125,856
4.00%, 11/1/45	162,794	166,797
3.00%, 12/1/45	143,869	141,037
4.50%, 12/1/45	352,035	366,960
4.00%, 2/1/46	250,956	257,127
3.50%, 3/1/46	292,368	293,976
4.00%, 3/1/46	1,301,923	1,334,906
3.00%, 4/1/46	751,363	736,336
3.50%, 4/1/46	376,100	378,052
4.50%, 4/1/46	747,770	783,633
3.50%, 5/1/46	407,421	409,177
3.00%, 6/1/46	158,509	155,339
3.50%, 6/1/46	408,785	409,728
3.00%, 9/1/46	1,119,810	1,100,074
3.50%, 9/1/46	312,572	314,034
2.50%, 10/1/46	137,283	130,482
3.00%, 10/1/46	120,866	118,799
3.50%, 10/1/46	115,904	116,434
3.00%, 11/1/46	1,526,584	1,495,902
3.50%, 11/1/46	40,725	40,931
4.00%, 11/1/46	70,608	72,305
4.50%, 11/1/46	710,153	740,143
3.00%, 12/1/46	561,269	549,966
3.00%, 1/1/47	997,771	977,594
4.00%, 1/1/47	316,570	324,147
3.00%, 2/1/47	873,286	855,548
3.00%, 4/1/47	266,198	260,759
3.50%, 4/1/47	258,703	259,673
4.00%, 4/1/47	322,496	330,175
3.50%, 5/1/47	442,046	443,611
4.00%, 5/1/47	278,575	285,198
4.50%, 5/1/47	71,517	74,203
4.00%, 6/1/47	435,022	445,347
3.00%, 7/1/47	271,947	266,381
3.50%, 7/1/47	460,645	461,689
4.00%, 7/1/47	415,308	425,389
3.50%, 8/1/47	462,622	463,879
4.00%, 8/1/47	1,420,778	1,454,555
4.50%, 8/1/47	336,130	348,741
3.50%, 9/1/47	1,032,856	1,035,235
4.50%, 9/1/47	406,407	421,655
3.00%, 10/1/47	371,339	363,623
4.00%, 10/1/47	614,273	628,735
3.00%, 11/1/47	401,495	393,152
3.50%, 12/1/47	613,991	615,190
3.50%, 5/1/48	652,483	653,757
4.00%, 8/1/48	1,265,830	1,292,777
4.00%, 9/1/48	484,770	494,915
4.50%, 10/1/48	919,851	954,042
4.50%, 12/1/48	270,304	280,350
5.00%, 12/1/48	194,941	204,952
4.00%, 1/1/49	224,203	228,895
3.50%, 2/1/49	997,957	999,906
4.50%, 3/1/49	200,000	207,435
5.00%, 3/1/49	100,000	105,173
5.00%, 3/1/49(a)	50,000	52,503

Total Federal Home Loan Mortgage Corporation		45,930,129

Federal National Mortgage Association – 14.6%
7.25%, 5/15/30	1,850,000	2,562,896
6.63%, 11/15/30	1,500,000	2,008,426
5.00%, 8/1/33	199,927	213,658
5.00%, 5/1/38	19,284	20,597
6.00%, 5/1/38	48,501	53,078
5.50%, 6/1/38	147,696	160,792
5.50%, 11/1/38	3,781	4,083
4.50%, 9/1/39	788,051	828,215

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
5.50%, 10/1/39	$152,221	$163,645
4.50%, 11/1/39	169,388	178,182
5.50%, 4/1/40	21,086	22,970
4.50%, 8/1/40	400,549	421,403
4.50%, 9/1/40	237,526	249,705
4.00%, 10/1/40	257,086	264,570
3.50%, 1/1/41	495,702	500,156
4.50%, 2/1/41	117,725	123,760
4.50%, 8/1/41	304,735	320,364
4.00%, 9/1/41	106,547	109,645
5.50%, 9/1/41	80,465	87,249
4.00%, 10/1/41	1,135,301	1,178,182
4.00%, 11/1/41	146,971	151,251
4.00%, 1/1/42	274,746	283,422
4.50%, 1/1/42	255,856	269,215
6.00%, 1/1/42	409,226	445,588
3.00%, 3/1/42	389,178	382,551
3.50%, 6/1/42	680,270	686,385
4.00%, 9/1/42	373,774	388,066
4.00%, 12/1/42	198,547	204,322
4.00%, 2/1/43	301,206	309,965
2.50%, 3/1/43	28,066	26,772
3.00%, 5/1/43	272,925	268,277
3.50%, 5/1/43	65,058	65,630
3.00%, 6/1/43	766,419	753,369
4.00%, 6/1/43	182,808	188,125
3.00%, 7/1/43	748,225	734,541
3.00%, 8/1/43	1,413,601	1,389,532
4.00%, 8/1/43	97,581	100,272
3.00%, 9/1/43	1,704,792	1,669,873
4.00%, 9/1/43	533,718	549,818
4.50%, 9/1/43	43,729	45,969
3.50%, 10/1/43	384,693	387,942
4.00%, 10/1/43	542,929	558,720
3.50%, 11/1/43	570,514	575,642
4.00%, 11/1/43	488,437	505,848
3.50%, 12/1/43	806,233	813,478
4.00%, 1/1/44	880,185	908,878
4.00%, 2/1/44	252,257	260,458
4.00%, 5/1/44	21,199	21,773
4.50%, 5/1/44	235,491	245,228
3.50%, 6/1/44	335,221	338,232
4.00%, 6/1/44	103,523	106,965
4.00%, 7/1/44	583,475	602,284
4.00%, 8/1/44	124,200	127,380
3.00%, 10/1/44	809,654	795,868
4.00%, 10/1/44	387,277	396,992
4.00%, 11/1/44	18,929	19,398
5.00%, 11/1/44	363,848	389,802
4.00%, 12/1/44	131,143	134,340
3.00%, 1/1/45	13,782	13,516
3.50%, 2/1/45	2,508,299	2,529,067
4.00%, 2/1/45	102,145	104,738
3.50%, 3/1/45	491,699	493,000
3.00%, 4/1/45	335,816	329,161
3.00%, 5/1/45	119,118	116,721
3.00%, 6/1/45	281,800	276,260
3.50%, 6/1/45	124,718	125,337
3.50%, 7/1/45	64,456	64,776
3.50%, 8/1/45	773,584	777,427
3.50%, 9/1/45	305,895	307,415
4.00%, 9/1/45	132,271	135,467
3.00%, 10/1/45	136,171	133,388
3.50%, 10/1/45	231,355	233,792
4.00%, 10/1/45	743,781	761,750
4.50%, 10/1/45	297,409	312,614
3.00%, 11/1/45	136,002	133,180
3.50%, 11/1/45	128,239	128,533
4.00%, 11/1/45	321,725	329,497
3.00%, 12/1/45	142,453	139,454
3.50%, 12/1/45	897,084	901,542
4.00%, 12/1/45	454,717	465,703
3.50%, 1/1/46	194,055	194,979
3.00%, 2/1/46	314,171	307,456
3.50%, 3/1/46	230,887	231,784
4.00%, 3/1/46	307,797	315,202
3.50%, 4/1/46	644,034	647,034
4.00%, 4/1/46	185,658	190,096
3.50%, 5/1/46	505,072	507,321
4.50%, 5/1/46	111,946	116,574
3.00%, 6/1/46	134,175	131,308
4.50%, 6/1/46	240,093	249,288
3.50%, 7/1/46	577,220	579,397
4.00%, 7/1/46	148,577	152,113
2.50%, 8/1/46	20,768	19,726
2.50%, 9/1/46	52,037	49,426
3.00%, 9/1/46	246,086	240,826
4.00%, 9/1/46	385,840	397,183
3.00%, 10/1/46	989,967	968,810
4.00%, 10/1/46	224,410	229,716
2.50%, 11/1/46	44,478	42,246
3.00%, 11/1/46	1,690,701	1,654,852
2.50%, 12/1/46	93,699	88,997
3.00%, 12/1/46	1,588,821	1,554,856
3.50%, 12/1/46	2,309,714	2,327,792
4.00%, 12/1/46	267,682	273,963
2.50%, 1/1/47	126,306	119,968
3.00%, 1/1/47	567,307	555,153
3.50%, 1/1/47	1,102,792	1,107,586
4.50%, 1/1/47	285,873	296,304
5.50%, 1/1/47	560,841	609,640
3.00%, 2/1/47	1,544,129	1,511,072
3.50%, 2/1/47	437,853	439,306
3.00%, 3/1/47	305,123	298,601
3.50%, 3/1/47	651,014	652,905
4.00%, 3/1/47	588,791	602,572
4.50%, 3/1/47	181,971	188,611
3.00%, 4/1/47	349,798	342,303
4.00%, 4/1/47	519,512	531,661
3.50%, 5/1/47	293,504	294,370
4.00%, 5/1/47	1,061,553	1,086,916
4.50%, 5/1/47	725,737	756,589
3.50%, 6/1/47	385,827	386,868
4.00%, 6/1/47	285,392	292,044
3.50%, 7/1/47	712,257	719,516
4.00%, 7/1/47	609,832	624,022

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
4.50%, 7/1/47	$254,921	$264,207
5.00%, 7/1/47	502,458	536,385
3.50%, 8/1/47	448,262	449,195
4.00%, 8/1/47	422,573	432,354
4.00%, 9/1/47	615,274	629,404
4.50%, 9/1/47	889,865	922,249
3.50%, 10/1/47	294,161	294,544
4.00%, 10/1/47	410,948	420,557
4.50%, 10/1/47	569,938	590,677
3.50%, 11/1/47	456,578	457,249
4.50%, 11/1/47	668,538	692,865
3.50%, 12/1/47	699,143	700,053
3.50%, 1/1/48	695,066	695,971
3.50%, 2/1/48	93,195	93,316
4.00%, 7/1/48	289,060	295,152
3.50%, 8/1/48	486,415	487,048
4.00%, 8/1/48	1,259,214	1,285,480
3.00%, 9/1/48	600,000	587,172
4.50%, 10/1/48	410,962	425,848
3.50%, 11/1/48	985,075	986,357
4.00%, 12/1/48	690,770	704,959
4.00%, 2/1/49	796,814	813,181
5.00%, 3/1/49(a)	950,000	996,354

Total Federal National Mortgage Association		71,033,614

Tennessee Valley Authority – 0.7%
7.13%, 5/1/30	170,000	232,332
5.88%, 4/1/36	96,000	124,409
5.25%, 9/15/39	1,750,000	2,166,535
4.63%, 9/15/60	250,000	299,124
4.25%, 9/15/65	500,000	563,502

Total Tennessee Valley Authority		3,385,902
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $121,346,548)		120,349,645

U.S. GOVERNMENT OBLIGATIONS – 18.7%

U.S. Treasury Bonds – 4.9%

U.S. Treasury Bond 8.75%, 8/15/20	55,000	59,841
7.88%, 2/15/21	900,000	991,512
8.13%, 5/15/21	750,000	839,502
8.13%, 8/15/21	500,000	566,299
8.00%, 11/15/21	400,000	457,141
7.25%, 8/15/22	700,000	808,965
7.13%, 2/15/23	55,000	64,479
6.25%, 8/15/23	175,000	202,303
7.50%, 11/15/24	175,000	220,579
6.88%, 8/15/25	500,000	626,338
6.75%, 8/15/26	550,000	703,205
6.50%, 11/15/26	55,000	69,740
6.63%, 2/15/27	40,000	51,373
5.50%, 8/15/28	800,000	984,906
5.38%, 2/15/31	450,000	569,435
4.50%, 2/15/36	175,000	214,266
4.50%, 5/15/38	115,000	142,357
3.50%, 2/15/39	245,000	266,136
4.25%, 5/15/39	400,000	479,523
4.50%, 8/15/39	275,000	340,436
4.38%, 11/15/39	725,000	883,041
4.63%, 2/15/40	100,000	125,789
4.38%, 5/15/40	1,125,000	1,370,369
4.25%, 11/15/40	1,000,000	1,198,223
2.75%, 8/15/42	100,000	94,770
2.75%, 11/15/42	200,000	189,281
3.13%, 2/15/43	1,000,000	1,009,551
2.88%, 5/15/43	1,000,000	965,527
3.63%, 8/15/43	250,000	273,740
3.63%, 2/15/44	1,500,000	1,643,379
3.38%, 5/15/44	500,000	525,918
2.50%, 5/15/46	1,000,000	891,172
2.25%, 8/15/46	475,000	401,004
3.00%, 2/15/47	50,000	49,283
3.00%, 5/15/47	500,000	492,246
2.75%, 11/15/47	175,000	163,618
3.00%, 2/15/48	1,625,000	1,597,007
3.13%, 5/15/48	850,000	855,927
3.00%, 8/15/48	1,025,000	1,007,423
3.38%, 11/15/48	200,000	211,449
3.00%, 2/15/49	1,500,000	1,475,039

Total U.S. Treasury Bonds		24,082,092

U.S. Treasury Notes – 13.8%

U.S. Treasury Note 1.38%, 2/29/20	950,000	939,071
1.13%, 3/31/20	1,750,000	1,723,784
1.38%, 4/30/20	1,500,000	1,479,844
1.50%, 6/15/20	750,000	740,083
1.63%, 6/30/20	500,000	493,955
2.50%, 6/30/20	500,000	499,717
1.50%, 7/15/20	250,000	246,479
1.63%, 7/31/20	200,000	197,441
2.63%, 7/31/20	520,000	520,538
1.50%, 8/15/20	600,000	591,059
1.38%, 8/31/20	400,000	393,187
2.13%, 8/31/20	630,000	626,038
2.63%, 8/31/20	800,000	800,953
1.38%, 9/15/20	250,000	245,630
1.38%, 9/30/20	750,000	736,436
2.00%, 9/30/20	1,000,000	991,641
1.63%, 10/15/20	615,000	606,015
1.38%, 10/31/20	525,000	515,013
1.75%, 10/31/20	1,000,000	987,031
1.75%, 11/15/20	750,000	740,171
2.63%, 11/15/20	1,000,000	1,001,328
2.50%, 12/31/20	1,000,000	999,336
2.13%, 1/31/21	1,140,000	1,131,405
3.63%, 2/15/21	1,000,000	1,021,016
1.13%, 2/28/21	750,000	729,697
2.00%, 2/28/21	1,410,000	1,395,680
1.25%, 3/31/21	350,000	341,195
2.25%, 3/31/21	300,000	298,383
1.38%, 5/31/21	1,000,000	975,391
2.00%, 5/31/21	1,000,000	989,004
1.13%, 6/30/21	750,000	727,031
2.13%, 6/30/21	1,000,000	991,582
1.13%, 7/31/21	1,100,000	1,064,744
2.25%, 7/31/21	1,000,000	994,297
2.13%, 8/15/21	460,000	455,912

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
2.75%, 8/15/21	$800,000	$804,750
1.13%, 8/31/21	1,100,000	1,063,562
2.00%, 8/31/21	500,000	493,936
1.13%, 9/30/21	800,000	772,969
2.13%, 9/30/21	100,000	99,074
1.25%, 10/31/21	1,000,000	968,047
2.00%, 12/31/21	1,000,000	986,992
1.50%, 1/31/22	460,000	447,350
2.00%, 2/15/22	1,225,000	1,208,324
1.88%, 3/31/22	1,000,000	982,305
1.88%, 4/30/22	1,000,000	981,562
1.88%, 7/31/22	250,000	244,951
2.00%, 7/31/22	260,000	255,785
1.63%, 8/15/22	1,000,000	971,113
1.63%, 8/31/22	500,000	485,430
1.88%, 9/30/22	380,000	371,955
1.88%, 10/31/22	325,000	317,878
2.00%, 10/31/22	300,000	294,738
1.63%, 11/15/22	385,000	373,074
2.00%, 11/30/22	750,000	736,436
2.13%, 12/31/22	1,000,000	986,094
1.75%, 1/31/23	300,000	291,574
2.00%, 2/15/23	780,000	765,146
1.50%, 2/28/23	750,000	721,406
1.50%, 3/31/23	750,000	720,762
1.63%, 4/30/23	700,000	675,609
2.75%, 4/30/23	600,000	605,602
1.75%, 5/15/23	900,000	872,648
1.63%, 5/31/23	750,000	723,296
1.38%, 6/30/23	320,000	305,113
1.25%, 7/31/23	680,000	644,273
2.50%, 8/15/23	700,000	699,631
1.38%, 8/31/23	380,000	361,624
2.75%, 8/31/23	625,000	631,372
2.88%, 9/30/23	710,000	720,900
1.63%, 10/31/23	375,000	360,396
2.75%, 11/15/23	750,000	757,764
2.13%, 11/30/23	400,000	393,000
2.25%, 12/31/23	810,000	800,128
2.63%, 12/31/23	750,000	753,530
2.25%, 1/31/24	750,000	740,522
2.50%, 1/31/24	750,000	749,634
2.75%, 2/15/24	635,000	641,710
2.00%, 4/30/24	870,000	847,502
2.38%, 8/15/24	400,000	396,422
2.25%, 10/31/24	155,000	152,478
2.13%, 11/30/24	500,000	488,252
2.50%, 1/31/25	310,000	308,747
2.75%, 2/28/25	810,000	817,768
2.88%, 4/30/25	590,000	599,691
2.13%, 5/15/25	750,000	729,990
2.88%, 5/31/25	605,000	614,890
2.00%, 8/15/25	500,000	482,256
2.25%, 11/15/25	100,000	97,789
1.63%, 2/15/26	475,000	445,146
1.63%, 5/15/26	610,000	570,136
2.25%, 2/15/27	675,000	655,594
2.38%, 5/15/27	996,000	975,302
2.25%, 8/15/27	690,000	667,925
2.25%, 11/15/27	700,000	676,430
2.75%, 2/15/28	695,000	698,108
2.88%, 5/15/28	950,000	963,471
2.88%, 8/15/28	420,000	425,767
3.13%, 11/15/28	590,000	610,615

Total U.S. Treasury Notes		67,196,331
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $91,171,119)		91,278,423

CORPORATE BONDS – 38.9%

United States – 38.9%

21st Century Fox America, Inc. 3.70%, 9/15/24	50,000	51,048
6.55%, 3/15/33	20,000	25,664
6.20%, 12/15/34	100,000	123,929
6.15%, 2/15/41	1,000	1,261
5.40%, 10/1/43	51,000	59,704
4.75%, 9/15/44	120,000	129,743
4.95%, 10/15/45	450,000	501,518

3M Co. 2.25%, 9/19/26	180,000	167,737
2.88%, 10/15/27	250,000	242,022
3.63%, 10/15/47	5,000	4,680
4.00%, 9/14/48	5,000	5,031

Abbott Laboratories 2.90%, 11/30/21	500,000	499,873
3.40%, 11/30/23	169,000	170,688
3.75%, 11/30/26	40,000	40,601
4.75%, 11/30/36	105,000	113,120
6.15%, 11/30/37	35,000	41,577
5.30%, 5/27/40	250,000	278,759
4.90%, 11/30/46	100,000	109,467

AbbVie, Inc. 2.50%, 5/14/20	45,000	44,719
2.90%, 11/6/22	35,000	34,482
3.20%, 11/6/22	50,000	49,825
2.85%, 5/14/23	285,000	278,148
3.60%, 5/14/25	182,000	179,090
4.50%, 5/14/35	275,000	257,531
4.70%, 5/14/45	205,000	188,089
4.45%, 5/14/46	200,000	175,966

Activision Blizzard, Inc. 2.30%, 9/15/21	200,000	195,652
3.40%, 9/15/26	189,000	180,560
4.50%, 6/15/47	100,000	89,007

Adobe, Inc. 3.25%, 2/1/25	30,000	30,250

AEP Texas, Inc. 3.95%, 6/1/28	150,000	152,283

AEP Transmission Co. LLC 4.00%, 12/1/46	75,000	72,681

Aetna, Inc. 3.50%, 11/15/24	170,000	168,076
6.63%, 6/15/36	2,000	2,340
3.88%, 8/15/47	160,000	132,384

Aflac, Inc. 3.63%, 11/15/24	25,000	25,538

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
4.00%, 10/15/46	$50,000	$47,620

Air Lease Corp. 3.88%, 4/1/21	30,000	30,240
2.75%, 1/15/23	25,000	23,958
3.00%, 9/15/23	45,000	43,058
4.25%, 9/15/24	30,000	30,021
3.25%, 3/1/25	25,000	23,682
3.63%, 4/1/27	250,000	228,534
3.63%, 12/1/27	120,000	109,406

Aircastle Ltd. 4.40%, 9/25/23	107,000	106,528

Alabama Power Co. 3.75%, 3/1/45	22,000	20,354
4.30%, 1/2/46	15,000	15,164

Alexandria Real Estate Equities, Inc. 4.60%, 4/1/22	2,000	2,066
3.95%, 1/15/28	100,000	97,947

Allergan Finance LLC 3.25%, 10/1/22	20,000	19,753

Allergan Funding SCS 3.45%, 3/15/22	35,000	34,874
3.85%, 6/15/24	72,000	71,827
3.80%, 3/15/25	500,000	494,407
4.55%, 3/15/35	265,000	247,538
4.85%, 6/15/44	25,000	23,146
4.75%, 3/15/45(b)	100,000	92,438

Allergan, Inc. 2.80%, 3/15/23	170,000	164,069

Allstate Corp. (The) 3.28%, 12/15/26	108,000	107,180

Altria Group, Inc. 4.00%, 1/31/24	150,000	151,624
2.63%, 9/16/26	220,000	197,110
4.25%, 8/9/42	100,000	80,845
5.38%, 1/31/44	92,000	85,789
3.88%, 9/16/46	50,000	37,852

Amazon.com, Inc. 3.80%, 12/5/24	100,000	104,360
5.20%, 12/3/25	100,000	112,100
3.15%, 8/22/27	400,000	394,899
4.95%, 12/5/44	20,000	22,752
4.05%, 8/22/47	25,000	25,081

Ameren Corp. 3.65%, 2/15/26	50,000	49,440

American Airlines Pass Through Trust 3.38%, 11/1/28, Series 2015-1, Class A	10,079	9,749

American Campus Communities Operating Partnership L.P. 3.63%, 11/15/27	40,000	38,084

American Electric Power Co., Inc. 2.95%, 12/15/22, Series F	55,000	54,413

American Express Co. 3.00%, 10/30/24	60,000	58,583
4.05%, 12/3/42	25,000	24,651

American Express Credit Corp. 3.30%, 5/3/27	325,000	322,225

American Homes 4 Rent L.P. 4.25%, 2/15/28	30,000	29,218

American Honda Finance Corp. 2.65%, 2/12/21	183,000	182,533
2.90%, 2/16/24	150,000	148,034
3.50%, 2/15/28	65,000	65,147

American International Group, Inc. 3.38%, 8/15/20	21,000	21,102
3.30%, 3/1/21	25,000	25,046
4.13%, 2/15/24	64,000	65,238
3.75%, 7/10/25	80,000	78,411
3.90%, 4/1/26	158,000	155,134
3.88%, 1/15/35	193,000	171,842
4.50%, 7/16/44	120,000	110,086
4.80%, 7/10/45	352,000	339,078
4.75%, 4/1/48	55,000	52,017

American Tower Corp. 3.30%, 2/15/21	125,000	125,114
4.70%, 3/15/22	40,000	41,475
3.50%, 1/31/23	10,000	10,003
3.00%, 6/15/23	16,000	15,626
4.00%, 6/1/25	100,000	101,075
4.40%, 2/15/26	119,000	121,749
3.38%, 10/15/26	150,000	143,626
3.13%, 1/15/27	133,000	124,381
3.55%, 7/15/27	50,000	47,988

American Water Capital Corp. 3.85%, 3/1/24	313,000	320,840
3.40%, 3/1/25	40,000	39,905
2.95%, 9/1/27	35,000	33,309
4.00%, 12/1/46	13,000	12,432
3.75%, 9/1/47	25,000	23,204
4.20%, 9/1/48	30,000	29,779

Ameriprise Financial, Inc. 3.70%, 10/15/24	160,000	162,292
2.88%, 9/15/26	170,000	161,746

AmerisourceBergen Corp. 3.45%, 12/15/27	75,000	71,996

Amgen, Inc. 1.85%, 8/19/21	10,000	9,719
3.88%, 11/15/21	112,000	114,099
2.65%, 5/11/22	275,000	271,209
3.63%, 5/15/22	150,000	152,215
2.25%, 8/19/23	110,000	106,159
3.63%, 5/22/24	59,000	59,923
3.13%, 5/1/25	145,000	142,256
3.20%, 11/2/27	200,000	190,642
5.15%, 11/15/41	175,000	181,618
4.40%, 5/1/45	295,000	277,379
4.56%, 6/15/48	80,000	75,778
4.66%, 6/15/51	200,000	191,835

Amphenol Corp. 3.13%, 9/15/21	50,000	49,963
3.20%, 4/1/24	250,000	243,706

Anadarko Petroleum Corp. 5.55%, 3/15/26	235,000	251,615
6.45%, 9/15/36	130,000	146,482

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
7.95%, 6/15/39	$100,000	$123,161
6.60%, 3/15/46	127,000	150,889

Analog Devices, Inc. 2.85%, 3/12/20	25,000	25,041
2.95%, 1/12/21	25,000	24,899
2.88%, 6/1/23	28,000	27,237
3.50%, 12/5/26	215,000	206,870

Andeavor Logistics L.P. 5.25%, 1/15/25	305,000	310,565
5.20%, 12/1/47	25,000	24,149

Anthem, Inc. 3.13%, 5/15/22	80,000	79,911
3.50%, 8/15/24	40,000	40,013
3.35%, 12/1/24	500,000	496,649
3.65%, 12/1/27	175,000	172,292
4.63%, 5/15/42	125,000	124,929
4.65%, 1/15/43	110,000	110,014
4.65%, 8/15/44	200,000	199,731

Aon Corp. 4.50%, 12/15/28	215,000	221,647

Aon PLC 3.50%, 6/14/24	10,000	9,992
3.88%, 12/15/25	175,000	178,154
4.75%, 5/15/45	75,000	76,177

Apache Corp. 2.63%, 1/15/23	29,000	27,915
5.10%, 9/1/40	100,000	95,637
4.75%, 4/15/43	75,000	68,301
4.25%, 1/15/44	50,000	42,864

Appalachian Power Co. 3.30%, 6/1/27, Series X	100,000	96,495
7.00%, 4/1/38	80,000	101,128

Applied Materials, Inc. 4.35%, 4/1/47	35,000	35,133

Aptiv Corp. 4.15%, 3/15/24	25,000	25,130

Aptiv PLC 4.40%, 10/1/46	20,000	17,285

Arch Capital Finance LLC 4.01%, 12/15/26	290,000	294,475

Arch Capital Group US, Inc. 5.14%, 11/1/43	35,000	37,231

Archer-Daniels-Midland Co. 2.50%, 8/11/26	185,000	174,509
5.38%, 9/15/35	15,000	17,107
4.02%, 4/16/43	6,000	5,876

Ares Capital Corp. 3.63%, 1/19/22	25,000	24,589

Arizona Public Service Co. 4.20%, 8/15/48	15,000	14,641

Assurant, Inc. 4.00%, 3/15/23	25,000	24,961
4.90%, 3/27/28(b)	25,000	25,120

AT&T, Inc. 2.45%, 6/30/20	375,000	372,557
3.20%, 3/1/22	20,000	20,006
2.63%, 12/1/22	10,000	9,785
3.95%, 1/15/25	70,000	70,276
3.40%, 5/15/25	455,000	444,155
4.13%, 2/17/26	70,000	70,138
4.25%, 3/1/27	100,000	100,149
4.10%, 2/15/28	410,000	404,444
4.30%, 2/15/30	445,000	437,287
4.50%, 5/15/35	465,000	438,704
5.25%, 3/1/37	200,000	201,689
6.00%, 8/15/40	125,000	134,568
6.38%, 3/1/41	175,000	194,506
5.15%, 3/15/42	50,000	48,788
4.30%, 12/15/42	182,000	159,766
4.80%, 6/15/44	61,000	57,353
4.35%, 6/15/45	175,000	152,697
4.75%, 5/15/46	180,000	167,382
5.15%, 11/15/46	120,000	117,296
5.65%, 2/15/47	85,000	88,521
5.45%, 3/1/47	280,000	284,997
4.50%, 3/9/48	305,000	271,552
4.55%, 3/9/49	159,000	142,496
5.15%, 2/15/50	295,000	286,776
5.70%, 3/1/57	75,000	76,579

Atmos Energy Corp. 4.13%, 10/15/44	20,000	19,671

Autodesk, Inc. 4.38%, 6/15/25	25,000	25,408
3.50%, 6/15/27	165,000	155,700

AutoNation, Inc. 3.80%, 11/15/27	20,000	18,071

AutoZone, Inc. 2.88%, 1/15/23	25,000	24,359
3.13%, 7/15/23	50,000	49,283
3.25%, 4/15/25	73,000	70,776
3.75%, 6/1/27	305,000	300,397

AvalonBay Communities, Inc. 3.50%, 11/15/24	25,000	25,020
2.90%, 10/15/26	50,000	47,631
3.35%, 5/15/27	258,000	253,439
3.20%, 1/15/28	25,000	24,082

Avangrid, Inc. 3.15%, 12/1/24	50,000	48,607

AXA Equitable Holdings, Inc. 4.35%, 4/20/28	225,000	222,146
5.00%, 4/20/48	95,000	88,953

AXIS Specialty Finance PLC 4.00%, 12/6/27	25,000	24,215

Baker Hughes a GE Co. LLC 5.13%, 9/15/40	20,000	20,323

Baltimore Gas & Electric Co. 2.40%, 8/15/26	290,000	268,789

Bank of America Corp. 2.15%, 11/9/20	335,000	330,661
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)	100,000	99,589
4.00%, 4/1/24	508,000	523,135
4.20%, 8/26/24	349,000	356,164

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.95%, 4/21/25, Series L	$567,000	$567,487
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	8,000	7,815
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)	500,000	492,578
4.45%, 3/3/26	50,000	50,982
3.25%, 10/21/27	300,000	287,651
4.18%, 11/25/27, Series L	201,000	200,365
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(c)	100,000	99,620
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(c)	200,000	197,541
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(c)	135,000	132,259
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	600,000	579,462
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(c)	325,000	326,215
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	240,000	246,724
6.11%, 1/29/37	267,000	308,653
5.88%, 2/7/42	35,000	42,640
4.88%, 4/1/44	20,000	21,586

Bank One Corp. 7.63%, 10/15/26	517,000	631,790
8.00%, 4/29/27	1,000	1,249

BankUnited, Inc. 4.88%, 11/17/25	10,000	10,221

Baxalta, Inc. 2.88%, 6/23/20	30,000	29,844
4.00%, 6/23/25	335,000	333,243
5.25%, 6/23/45	60,000	62,069

Baxter International, Inc. 2.60%, 8/15/26	240,000	223,725
3.50%, 8/15/46	12,000	9,936

BB&T Corp. 2.85%, 10/26/24	53,000	51,980

Becton Dickinson and Co. 3.25%, 11/12/20	3,000	2,997
3.36%, 6/6/24	90,000	88,674
3.73%, 12/15/24	70,000	70,131
3.70%, 6/6/27	200,000	194,738
4.67%, 6/6/47	215,000	213,292

Berkshire Hathaway Energy Co. 3.25%, 4/15/28	20,000	19,426
8.48%, 9/15/28	150,000	206,298

Best Buy Co., Inc. 4.45%, 10/1/28	35,000	33,910

BGC Partners, Inc. 5.38%, 7/24/23	150,000	151,079

Biogen, Inc. 2.90%, 9/15/20	50,000	50,015
5.20%, 9/15/45	152,000	159,166

Block Financial LLC 4.13%, 10/1/20	35,000	35,409

Boardwalk Pipelines L.P. 4.95%, 12/15/24	100,000	101,772
4.45%, 7/15/27	100,000	94,775

Boeing Co. (The) 2.80%, 3/1/23	140,000	140,258
2.85%, 10/30/24	35,000	34,578
2.25%, 6/15/26	50,000	46,656
2.80%, 3/1/27	275,000	265,007

Booking Holdings, Inc. 3.60%, 6/1/26	65,000	63,590
3.55%, 3/15/28	35,000	33,752

BorgWarner, Inc. 4.38%, 3/15/45	33,000	29,856

Boston Properties L.P. 4.13%, 5/15/21	180,000	183,545
3.13%, 9/1/23	23,000	22,726
3.80%, 2/1/24	50,000	50,522
3.20%, 1/15/25	8,000	7,793
3.65%, 2/1/26	30,000	29,588
2.75%, 10/1/26	65,000	60,237

Boston Scientific Corp. 3.85%, 5/15/25	300,000	304,652
7.00%, 11/15/35	165,000	204,193
7.38%, 1/15/40	2,000	2,562

BP Capital Markets America, Inc. 3.22%, 11/28/23	193,000	193,497
3.22%, 4/14/24	25,000	25,115
3.12%, 5/4/26	125,000	122,096
3.02%, 1/16/27	300,000	288,957
3.59%, 4/14/27	135,000	135,532
4.23%, 11/6/28	100,000	105,293

Branch Banking & Trust Co. 3.63%, 9/16/25	250,000	252,084

Brighthouse Financial, Inc. 3.70%, 6/22/27	150,000	134,863
4.70%, 6/22/47	131,000	103,868

Brixmor Operating Partnership L.P. 3.25%, 9/15/23	190,000	184,647
3.65%, 6/15/24	150,000	146,763

Broadcom Corp. 3.00%, 1/15/22	540,000	530,644
3.63%, 1/15/24	125,000	121,498
3.88%, 1/15/27	350,000	324,272
3.50%, 1/15/28	260,000	230,577

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	$25,000	$23,852

Brown & Brown, Inc. 4.20%, 9/15/24	20,000	20,118

Brown-Forman Corp. 4.50%, 7/15/45	28,000	29,540

Buckeye Partners L.P. 4.15%, 7/1/23	54,000	53,740
3.95%, 12/1/26	55,000	51,517
5.60%, 10/15/44	100,000	92,423

Bunge Ltd. Finance Corp. 3.25%, 8/15/26	562,000	496,038
3.75%, 9/25/27	67,000	59,429

Burlington Northern Santa Fe LLC 3.75%, 4/1/24	75,000	77,382
3.00%, 4/1/25	71,000	70,065
3.65%, 9/1/25	120,000	122,967
3.25%, 6/15/27(b)	40,000	39,825
5.05%, 3/1/41	45,000	49,997
5.40%, 6/1/41	23,000	26,524
4.40%, 3/15/42	10,000	10,370
4.90%, 4/1/44	25,000	27,579
4.15%, 4/1/45	73,000	73,350
4.70%, 9/1/45	20,000	21,586
3.90%, 8/1/46	25,000	24,140
4.13%, 6/15/47	20,000	19,892

CA, Inc. 4.70%, 3/15/27	30,000	28,925

Campbell Soup Co. 3.30%, 3/19/25	20,000	18,867

Capital One Financial Corp. 4.75%, 7/15/21	40,000	41,287
3.05%, 3/9/22	25,000	24,906
3.20%, 1/30/23	780,000	769,128
3.50%, 6/15/23	25,000	24,772
3.75%, 4/24/24	100,000	100,183
3.30%, 10/30/24	100,000	96,772
3.20%, 2/5/25	20,000	19,190
4.20%, 10/29/25	25,000	24,960
3.75%, 3/9/27	255,000	244,983

Cardinal Health, Inc. 3.41%, 6/15/27	184,000	172,275
4.50%, 11/15/44	75,000	64,477
4.37%, 6/15/47	155,000	134,030

Carlisle Cos., Inc. 3.50%, 12/1/24	100,000	97,871
3.75%, 12/1/27	25,000	23,745

Carnival Corp. 3.95%, 10/15/20	17,000	17,251

Caterpillar Financial Services Corp. 2.00%, 3/5/20	8,000	7,945
1.85%, 9/4/20	145,000	142,922
3.30%, 6/9/24	40,000	40,422
2.40%, 8/9/26	190,000	177,406

Caterpillar, Inc. 3.90%, 5/27/21	250,000	256,036
3.40%, 5/15/24	111,000	113,330

CBRE Services, Inc. 4.88%, 3/1/26	153,000	157,966

CBS Corp. 2.50%, 2/15/23	305,000	291,875
3.50%, 1/15/25	35,000	34,184
4.00%, 1/15/26	50,000	49,541
2.90%, 1/15/27	92,000	84,017
3.38%, 2/15/28	125,000	116,621
7.88%, 7/30/30	47,000	60,586
4.85%, 7/1/42	10,000	9,547
4.90%, 8/15/44	275,000	261,107

Celgene Corp. 3.63%, 5/15/24	108,000	107,943
3.88%, 8/15/25	340,000	341,176
3.90%, 2/20/28	400,000	392,808
5.00%, 8/15/45	100,000	98,819
4.55%, 2/20/48	210,000	194,703

CenterPoint Energy Houston Electric LLC 2.40%, 9/1/26, Series Z	290,000	269,582
4.50%, 4/1/44	4,000	4,232

CenterPoint Energy Resources Corp. 3.55%, 4/1/23	15,000	15,093
4.00%, 4/1/28	170,000	171,371

Charter Communications Operating LLC 4.46%, 7/23/22	230,000	236,077
4.91%, 7/23/25	450,000	466,869
4.20%, 3/15/28	150,000	145,112
6.38%, 10/23/35	350,000	375,228
5.38%, 4/1/38	100,000	96,614
6.48%, 10/23/45	235,000	253,097
5.38%, 5/1/47	220,000	209,032
5.75%, 4/1/48	175,000	175,233

Chubb Corp. (The) 6.50%, 5/15/38, Series 1	25,000	32,501

Chubb INA Holdings, Inc. 3.35%, 5/3/26	180,000	179,377

Church & Dwight Co., Inc. 2.45%, 8/1/22	100,000	97,612
3.15%, 8/1/27	185,000	175,510

Cigna Corp. 4.13%, 11/15/25(d)	140,000	142,357
4.80%, 8/15/38(d)	150,000	149,361
4.90%, 12/15/48(d)	170,000	168,422

Cigna Holding Co. 5.13%, 6/15/20	260,000	266,485
3.25%, 4/15/25	275,000	267,796
3.05%, 10/15/27	900,000	831,411
3.88%, 10/15/47	96,000	81,626

Cimarex Energy Co. 4.38%, 6/1/24	63,000	64,123
3.90%, 5/15/27	250,000	241,167

Cintas Corp. No. 2 2.90%, 4/1/22	405,000	403,764

Cisco Systems, Inc. 3.63%, 3/4/24	272,000	281,941
2.95%, 2/28/26	225,000	220,182
2.50%, 9/20/26	40,000	38,063

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Citigroup, Inc. 2.65%, 10/26/20	$25,000	$24,873
4.05%, 7/30/22	172,000	175,511
3.50%, 5/15/23	65,000	65,144
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(c)	200,000	204,636
4.00%, 8/5/24	25,000	25,311
3.88%, 3/26/25	500,000	497,658
3.30%, 4/27/25	240,000	236,986
4.40%, 6/10/25	177,000	180,186
5.50%, 9/13/25	200,000	216,346
4.60%, 3/9/26	25,000	25,596
3.20%, 10/21/26	100,000	95,847
4.45%, 9/29/27	400,000	402,001
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(c)	200,000	199,435
6.63%, 1/15/28	150,000	175,829
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(c)	236,000	231,000
4.13%, 7/25/28	354,000	348,611
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	400,000	388,230
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(c)	125,000	126,217
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month U.S. dollar London Interbank Offered Rate + 1.168% thereafter)(c)	100,000	94,774
8.13%, 7/15/39	120,000	174,398
6.68%, 9/13/43	150,000	185,309
5.30%, 5/6/44	50,000	53,047
4.65%, 7/30/45	25,000	26,020
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)	275,000	274,108
4.65%, 7/23/48	170,000	177,599

Citizens Bank NA 2.55%, 5/13/21	500,000	494,156

Citrix Systems, Inc. 4.50%, 12/1/27	25,000	23,997

Cleco Corporate Holdings LLC 3.74%, 5/1/26	64,000	61,097

Clorox Co. (The) 3.10%, 10/1/27	240,000	231,265

CMS Energy Corp. 3.45%, 8/15/27	150,000	146,783

CNA Financial Corp. 5.75%, 8/15/21	2,000	2,114

CNOOC Finance 2015 USA LLC 4.38%, 5/2/28	340,000	353,126

Coca-Cola Co. (The) 2.20%, 5/25/22	500,000	492,470
2.90%, 5/25/27	150,000	145,447

Colgate-Palmolive Co. 3.70%, 8/1/47	100,000	98,492

Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/25	150,000	148,190

Comcast Corp. 3.00%, 2/1/24	750,000	742,463
3.38%, 2/15/25	25,000	25,034
3.38%, 8/15/25	511,000	510,649
3.15%, 3/1/26	316,000	310,468
2.35%, 1/15/27	80,000	73,373
3.30%, 2/1/27	95,000	92,871
3.15%, 2/15/28	230,000	221,615
7.05%, 3/15/33	57,000	74,136
6.45%, 3/15/37	20,000	24,654
6.95%, 8/15/37	20,000	25,597
4.65%, 7/15/42	40,000	40,699
4.50%, 1/15/43	25,000	25,249
4.75%, 3/1/44	125,000	129,939
4.60%, 8/15/45	20,000	20,219
3.40%, 7/15/46	55,000	46,375
3.97%, 11/1/47	15,000	13,918
4.70%, 10/15/48	25,000	26,048
4.00%, 11/1/49	15,000	13,970
4.95%, 10/15/58	15,000	15,816

Conagra Brands, Inc. 7.00%, 10/1/28	23,000	25,996
4.85%, 11/1/28(b)	95,000	95,379

Concho Resources, Inc. 4.38%, 1/15/25	8,000	8,101
3.75%, 10/1/27	60,000	58,266
4.88%, 10/1/47	290,000	291,617
4.85%, 8/15/48	40,000	40,117

Connecticut Light & Power Co. (The) 3.20%, 3/15/27, Series A	100,000	97,572

ConocoPhillips 5.90%, 10/15/32	20,000	24,054

ConocoPhillips Co. 3.35%, 11/15/24	50,000	50,461
4.95%, 3/15/26	220,000	241,214
4.30%, 11/15/44	25,000	25,715

Consolidated Edison Co. of New York, Inc. 6.75%, 4/1/38, Series 08-B	25,000	31,981
3.85%, 6/15/46	20,000	18,621

Constellation Brands, Inc. 4.75%, 11/15/24	25,000	26,283
3.70%, 12/6/26	663,000	644,909
4.50%, 5/9/47	250,000	228,782

Continental Airlines Pass Through Trust 4.00%, 4/29/26, Series 2012-2, Class A	26,196	26,328

Continental Resources, Inc. 4.90%, 6/1/44	70,000	67,281

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Corning, Inc. 4.75%, 3/15/42	$200,000	$196,652

Costco Wholesale Corp. 2.75%, 5/18/24	100,000	99,307
3.00%, 5/18/27	80,000	78,278

Crown Castle International Corp. 4.88%, 4/15/22	83,000	86,489
5.25%, 1/15/23	20,000	21,143
3.20%, 9/1/24	20,000	19,420
4.45%, 2/15/26	100,000	102,166
4.00%, 3/1/27	295,000	290,277
3.65%, 9/1/27	537,000	516,360
5.20%, 2/15/49	25,000	25,023

CSX Corp. 4.25%, 6/1/21	30,000	30,621
3.40%, 8/1/24	25,000	25,109
3.35%, 11/1/25	30,000	29,632
3.25%, 6/1/27	180,000	173,215
6.15%, 5/1/37	150,000	177,890
5.50%, 4/15/41	25,000	27,785
4.75%, 5/30/42	17,000	17,469
4.10%, 3/15/44	110,000	103,925
3.80%, 11/1/46	130,000	116,883
4.30%, 3/1/48	130,000	126,059
4.50%, 8/1/54	100,000	97,069

CubeSmart L.P. 4.38%, 2/15/29	25,000	25,079

CVS Health Corp. 2.13%, 6/1/21	310,000	302,526
3.50%, 7/20/22	2,000	2,011
4.00%, 12/5/23	175,000	178,013
3.88%, 7/20/25	178,000	177,997
2.88%, 6/1/26	110,000	102,491
4.30%, 3/25/28	745,000	746,123
4.88%, 7/20/35	439,000	433,544
4.78%, 3/25/38	375,000	364,673
5.13%, 7/20/45	175,000	173,148
5.05%, 3/25/48	600,000	594,180

Dell International LLC 4.42%, 6/15/21(d)	50,000	50,936
5.45%, 6/15/23(d)	230,000	241,956
6.02%, 6/15/26(d)	180,000	191,145
8.10%, 7/15/36(d)	50,000	56,640
8.35%, 7/15/46(d)	205,000	240,190

Delmarva Power & Light Co. 4.15%, 5/15/45	60,000	58,952

Delta Air Lines, Inc. 2.88%, 3/13/20	15,000	14,989
2.60%, 12/4/20	5,000	4,941
4.38%, 4/19/28	45,000	43,318

Devon Energy Corp. 3.25%, 5/15/22	69,000	68,813
4.75%, 5/15/42	100,000	97,712
5.00%, 6/15/45	50,000	51,040

Digital Realty Trust L.P. 3.40%, 10/1/20	60,000	60,212
2.75%, 2/1/23	25,000	24,113

Discover Financial Services 3.95%, 11/6/24	71,000	70,382
3.75%, 3/4/25	210,000	205,106

Discovery Communications LLC 4.90%, 3/11/26	54,000	55,741
3.95%, 3/20/28	85,000	81,045
5.00%, 9/20/37	450,000	426,078
6.35%, 6/1/40	50,000	53,491
4.95%, 5/15/42	30,000	27,038
4.88%, 4/1/43	35,000	31,598

Dollar General Corp. 3.88%, 4/15/27	350,000	345,152

Dominion Energy, Inc. 2.00%, 8/15/21, Series C	25,000	24,267
3.90%, 10/1/25	40,000	40,188
4.25%, 6/1/28	25,000	25,521
5.25%, 8/1/33, Series F	45,000	49,084
7.00%, 6/15/38	25,000	31,220
4.90%, 8/1/41, Series C	35,000	35,838
4.70%, 12/1/44	100,000	101,471
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(c)	6,000	6,010

Dow Chemical Co. (The) 4.25%, 11/15/20	16,000	16,268
3.00%, 11/15/22	15,000	14,919
3.50%, 10/1/24	385,000	380,260
4.80%, 11/30/28(d)	100,000	103,886
7.38%, 11/1/29	336,000	414,680
5.25%, 11/15/41	30,000	30,297
4.38%, 11/15/42	75,000	67,645
4.63%, 10/1/44	80,000	74,041

DowDuPont, Inc. 4.49%, 11/15/25	360,000	376,400
4.73%, 11/15/28	385,000	402,537
5.42%, 11/15/48	100,000	107,131

DTE Electric Co. 3.70%, 3/15/45	4,000	3,774

DTE Energy Co. 3.30%, 6/15/22, Series B	150,000	149,523
3.70%, 8/1/23, Series D	155,000	155,702

Duke Energy Carolinas LLC 2.95%, 12/1/26	120,000	116,373
3.95%, 11/15/28	200,000	207,652
6.00%, 1/15/38	90,000	110,019
6.05%, 4/15/38	20,000	24,791
4.00%, 9/30/42	25,000	24,609

Duke Energy Corp. 1.80%, 9/1/21	25,000	24,202
2.40%, 8/15/22	30,000	29,250
3.95%, 10/15/23	25,000	25,620
2.65%, 9/1/26	355,000	331,065
3.15%, 8/15/27	175,000	167,226
4.80%, 12/15/45	35,000	36,217

Duke Energy Florida LLC 3.20%, 1/15/27	55,000	53,883

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Duke Energy Indiana LLC 6.12%, 10/15/35	$10,000	$11,885

Duke Energy Progress LLC 3.25%, 8/15/25	40,000	40,162
6.30%, 4/1/38	25,000	31,211
4.10%, 3/15/43	25,000	24,847

Duke Realty L.P. 3.25%, 6/30/26	15,000	14,450

DXC Technology Co. 4.25%, 4/15/24	315,000	315,202
4.75%, 4/15/27	245,000	244,909

Eagle Materials, Inc. 4.50%, 8/1/26	300,000	299,667

Eastman Chemical Co. 3.80%, 3/15/25	38,000	37,779
4.65%, 10/15/44	100,000	93,233

Eaton Corp. 3.10%, 9/15/27	400,000	384,716

Eaton Vance Corp. 3.50%, 4/6/27	118,000	114,764

eBay, Inc. 3.80%, 3/9/22	26,000	26,353
2.75%, 1/30/23	230,000	224,489
3.45%, 8/1/24	10,000	9,915
3.60%, 6/5/27	365,000	349,052

Ecolab, Inc. 2.70%, 11/1/26	175,000	167,066
3.25%, 12/1/27	25,000	24,529

Edison International 4.13%, 3/15/28	45,000	41,609

Eli Lilly & Co. 2.75%, 6/1/25	170,000	166,887
5.55%, 3/15/37	17,000	20,096
3.70%, 3/1/45	26,000	24,743
3.95%, 5/15/47	100,000	98,596

Enable Midstream Partners L.P. 3.90%, 5/15/24	78,000	76,050
4.40%, 3/15/27	35,000	33,631
4.95%, 5/15/28	170,000	169,026

Energy Transfer Operating L.P.
4.65%, 6/1/21	10,000	10,264
4.75%, 1/15/26	200,000	204,077
5.25%, 4/15/29	100,000	104,507
6.63%, 10/15/36	100,000	108,043
5.80%, 6/15/38, Series 20Y	46,000	47,040
7.50%, 7/1/38	40,000	47,054
6.05%, 6/1/41	42,000	42,874
6.50%, 2/1/42	56,000	60,779
5.95%, 10/1/43	71,000	71,189
5.15%, 3/15/45	55,000	51,149
6.13%, 12/15/45	55,000	57,410
5.30%, 4/15/47	25,000	23,609

Energy Transfer Partners L.P. 5.00%, 10/1/22	175,000	182,135

Entergy Corp. 2.95%, 9/1/26	320,000	300,278

Entergy Louisiana LLC 4.95%, 1/15/45	72,000	74,662

Enterprise Products Operating LLC 3.90%, 2/15/24	100,000	102,516
4.15%, 10/16/28	100,000	102,749
6.13%, 10/15/39	450,000	525,003
5.95%, 2/1/41	100,000	114,643
4.85%, 8/15/42	100,000	102,403
4.90%, 5/15/46	101,000	104,017
4.95%, 10/15/54	50,000	50,235
5.25%, 8/16/77, Series E (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(c)	433,000	397,697

EOG Resources, Inc. 2.45%, 4/1/20	5,000	4,972
2.63%, 3/15/23	30,000	29,404

EPR Properties 4.75%, 12/15/26	250,000	252,002
4.50%, 6/1/27	250,000	247,393

EQM Midstream Partners L.P. 4.00%, 8/1/24	200,000	193,391

EQT Corp. 3.90%, 10/1/27	101,000	91,759

ERP Operating L.P. 3.25%, 8/1/27	308,000	300,698

Estee Lauder Cos., Inc. (The) 6.00%, 5/15/37	10,000	12,310

Eversource Energy 2.90%, 10/1/24, Series L	50,000	48,642

Exelon Corp. 3.50%, 6/1/22	25,000	24,860
3.95%, 6/15/25	25,000	25,287
3.40%, 4/15/26	75,000	72,844
4.95%, 6/15/35	20,000	20,572
5.10%, 6/15/45	100,000	106,223
4.45%, 4/15/46	40,000	39,008

Exelon Generation Co. LLC 6.25%, 10/1/39	60,000	63,597
5.60%, 6/15/42	97,000	96,518

Expedia Group, Inc. 4.50%, 8/15/24	30,000	30,635
5.00%, 2/15/26	200,000	207,176

Express Scripts Holding Co. 4.75%, 11/15/21	16,000	16,617
3.05%, 11/30/22	25,000	24,703
3.00%, 7/15/23	80,000	78,520
4.50%, 2/25/26	110,000	112,754
3.40%, 3/1/27	110,000	104,845
6.13%, 11/15/41	21,000	23,673
4.80%, 7/15/46	125,000	123,067

Federal Realty Investment Trust 4.50%, 12/1/44	100,000	101,502

FedEx Corp. 2.63%, 8/1/22	155,000	152,486
4.00%, 1/15/24	20,000	20,603
3.25%, 4/1/26	306,000	298,068

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.30%, 3/15/27	$79,000	$75,880
3.88%, 8/1/42	70,000	59,926
4.10%, 4/15/43	181,000	160,064
4.75%, 11/15/45	127,000	122,663
4.55%, 4/1/46	90,000	84,247
4.40%, 1/15/47	120,000	109,521

Fidelity National Financial, Inc. 4.50%, 8/15/28(d)	220,000	217,457

Fidelity National Information Services, Inc. 5.00%, 10/15/25	341,000	359,641
3.00%, 8/15/26	70,000	65,347
4.50%, 8/15/46	25,000	22,747
4.75%, 5/15/48, Series 30Y	40,000	37,252

Fifth Third Bancorp 2.88%, 7/27/20	43,000	42,959
4.30%, 1/16/24	225,000	231,634
8.25%, 3/1/38	100,000	137,939

FirstEnergy Corp. 3.90%, 7/15/27, Series B	100,000	99,157
7.38%, 11/15/31, Series C	100,000	129,049
4.85%, 7/15/47, Series C	55,000	56,836

Flowers Foods, Inc. 3.50%, 10/1/26	8,000	7,542

Ford Motor Co. 4.35%, 12/8/26	135,000	122,350
6.63%, 10/1/28	40,000	40,931
7.45%, 7/16/31	150,000	158,409
4.75%, 1/15/43	175,000	134,310
7.40%, 11/1/46	25,000	25,099

Ford Motor Credit Co. LLC 3.81%, 1/9/24	500,000	466,368
4.13%, 8/4/25	200,000	182,987
3.82%, 11/2/27	200,000	170,171

Fortive Corp. 3.15%, 6/15/26	200,000	190,627

Fox Corp. 3.67%, 1/25/22(d)	100,000	101,261
4.03%, 1/25/24(d)	265,000	270,772

Franklin Resources, Inc. 2.85%, 3/30/25	145,000	140,744

GATX Corp. 3.25%, 3/30/25	170,000	160,024
3.85%, 3/30/27	110,000	106,050
4.55%, 11/7/28	40,000	39,850

GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	500,000	491,860
3.37%, 11/15/25	290,000	279,374
4.42%, 11/15/35	500,000	452,263

General Dynamics Corp. 3.50%, 5/15/25	65,000	66,238
2.13%, 8/15/26	225,000	208,306
2.63%, 11/15/27	50,000	47,229
3.75%, 5/15/28	100,000	102,646

General Electric Co. 4.65%, 10/17/21	170,000	175,250
6.75%, 3/15/32, Series A	215,000	246,442
6.15%, 8/7/37	60,000	64,498
5.88%, 1/14/38	50,000	52,576
6.88%, 1/10/39	135,000	156,590
4.13%, 10/9/42	50,000	42,370
4.50%, 3/11/44	225,000	201,154

General Mills, Inc. 3.65%, 2/15/24	2,000	2,017
3.20%, 2/10/27	350,000	328,440
4.20%, 4/17/28(b)	135,000	136,411
4.15%, 2/15/43	135,000	117,363
4.70%, 4/17/48(b)	45,000	42,029

General Motors Co. 4.00%, 4/1/25	30,000	29,066
4.20%, 10/1/27	100,000	93,633
6.60%, 4/1/36	80,000	82,831
5.15%, 4/1/38	500,000	450,082
5.20%, 4/1/45	75,000	65,459
6.75%, 4/1/46	175,000	180,387

General Motors Financial Co., Inc. 3.20%, 7/6/21	30,000	29,708
4.38%, 9/25/21	20,000	20,343
3.45%, 1/14/22	20,000	19,966
3.45%, 4/10/22	84,000	83,478
3.15%, 6/30/22	280,000	274,781
4.00%, 1/15/25	218,000	209,728
4.30%, 7/13/25	401,000	390,449
4.00%, 10/6/26	100,000	93,531
3.85%, 1/5/28	25,000	22,671

Genpact Luxembourg SARL 3.70%, 4/1/22	130,000	127,593

Georgia Power Co. 3.25%, 3/30/27	425,000	398,488

Georgia-Pacific LLC 8.00%, 1/15/24	30,000	36,151
7.75%, 11/15/29	100,000	133,049

Gilead Sciences, Inc. 3.65%, 3/1/26	260,000	259,725
2.95%, 3/1/27(b)	300,000	283,604

GLP Capital L.P. 5.38%, 4/15/26	105,000	108,450

Goldman Sachs Group, Inc. (The) 3.63%, 1/22/23	80,000	80,800
4.00%, 3/3/24	425,000	431,721
3.85%, 7/8/24	50,000	50,397
3.50%, 1/23/25	555,000	546,259
3.75%, 5/22/25	80,000	79,741
4.25%, 10/21/25	232,000	233,312
3.75%, 2/25/26	125,000	123,637
3.50%, 11/16/26	500,000	481,832
5.95%, 1/15/27	150,000	164,281
3.85%, 1/26/27	175,000	171,964
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	370,000	358,806
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	250,000	243,246

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
6.13%, 2/15/33	$40,000	$47,381
6.75%, 10/1/37	420,000	499,937
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	100,000	92,543
6.25%, 2/1/41	165,000	199,023
4.80%, 7/8/44	25,000	25,418
5.15%, 5/22/45	100,000	100,814
4.75%, 10/21/45	40,000	40,556

Halliburton Co. 3.50%, 8/1/23	50,000	50,356
3.80%, 11/15/25	100,000	100,574
4.85%, 11/15/35	55,000	55,792
6.70%, 9/15/38	20,000	24,395
7.45%, 9/15/39	78,000	102,474
4.50%, 11/15/41	2,000	1,924
5.00%, 11/15/45	105,000	108,115

Harris Corp. 2.70%, 4/27/20	200,000	198,956
3.83%, 4/27/25	185,000	185,462
4.40%, 6/15/28	55,000	56,668
4.85%, 4/27/35	67,000	69,239
5.05%, 4/27/45	50,000	53,235

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/43	65,000	62,555
4.40%, 3/15/48	35,000	34,009

Hasbro, Inc. 3.50%, 9/15/27	200,000	185,655
6.35%, 3/15/40	156,000	163,481

HCA, Inc. 5.25%, 4/15/25	100,000	105,984
5.50%, 6/15/47	250,000	260,095

HCP, Inc. 2.63%, 2/1/20	10,000	9,977
4.25%, 11/15/23	20,000	20,460
3.88%, 8/15/24	50,000	50,231
3.40%, 2/1/25	45,000	43,792
4.00%, 6/1/25	100,000	100,362

Healthcare Realty Trust, Inc. 3.63%, 1/15/28	25,000	23,725

Hershey Co. (The) 2.30%, 8/15/26	35,000	32,650

Hess Corp. 4.30%, 4/1/27	60,000	58,041
6.00%, 1/15/40	100,000	100,617
5.80%, 4/1/47	100,000	99,855

Hewlett Packard Enterprise Co. 3.60%, 10/15/20	500,000	502,924
4.90%, 10/15/25	380,000	395,952
6.20%, 10/15/35	50,000	51,549
6.35%, 10/15/45	160,000	162,266

Hexcel Corp. 4.70%, 8/15/25	8,000	8,074
3.95%, 2/15/27	150,000	146,552

Highwoods Realty L.P. 4.13%, 3/15/28	25,000	24,769

Historic TW, Inc. 6.63%, 5/15/29	36,000	42,677

Home Depot, Inc. (The) 3.35%, 9/15/25	105,000	106,607
3.00%, 4/1/26	155,000	152,817
2.80%, 9/14/27	575,000	554,573
5.88%, 12/16/36	20,000	24,309
4.20%, 4/1/43	25,000	25,229
4.40%, 3/15/45	40,000	41,525
3.90%, 6/15/47	20,000	19,330

Honeywell International, Inc. 2.50%, 11/1/26	195,000	186,652

Hospitality Properties Trust 4.50%, 3/15/25	110,000	106,258
3.95%, 1/15/28	15,000	13,430
4.38%, 2/15/30	185,000	166,707

Host Hotels & Resorts L.P. 4.75%, 3/1/23, Series C	25,000	25,674
4.00%, 6/15/25, Series E	20,000	19,624

Hubbell, Inc. 3.63%, 11/15/22	25,000	25,111
3.15%, 8/15/27	8,000	7,371

Hudson Pacific Properties L.P. 3.95%, 11/1/27	175,000	165,612

Humana, Inc. 3.15%, 12/1/22	15,000	14,955
3.95%, 3/15/27	35,000	34,582
4.95%, 10/1/44	50,000	51,457

Huntington Ingalls Industries, Inc. 3.48%, 12/1/27	25,000	23,732

Huntington National Bank (The) 3.55%, 10/6/23	500,000	506,158

Illinois Tool Works, Inc. 3.38%, 9/15/21	200,000	202,424
3.50%, 3/1/24	35,000	35,704
2.65%, 11/15/26	99,000	94,798
4.88%, 9/15/41	2,000	2,251

Indiana Michigan Power Co. 4.25%, 8/15/48	20,000	19,865

Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/21	75,000	74,524
4.25%, 6/15/23	132,000	137,226
5.75%, 6/15/43	130,000	149,406

Ingredion, Inc. 3.20%, 10/1/26	109,000	101,000

Intel Corp. 1.70%, 5/19/21	25,000	24,461
2.88%, 5/11/24	220,000	218,221
3.70%, 7/29/25	178,000	183,399
2.60%, 5/19/26	100,000	95,950
3.15%, 5/11/27(b)	275,000	273,218
3.73%, 12/8/47	50,000	47,652

Intercontinental Exchange, Inc. 2.75%, 12/1/20	20,000	19,907
3.45%, 9/21/23	43,000	43,534
3.75%, 12/1/25	386,000	394,668
3.10%, 9/15/27	47,000	45,601

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.75%, 9/21/28	$195,000	$198,341
4.25%, 9/21/48	145,000	147,506

International Business Machines Corp. 1.63%, 5/15/20	500,000	493,611
7.00%, 10/30/25	30,000	36,196
3.45%, 2/19/26	100,000	100,282
3.30%, 1/27/27	150,000	147,350
4.00%, 6/20/42	25,000	23,872

International Flavors & Fragrances, Inc. 4.38%, 6/1/47	177,000	162,230

International Lease Finance Corp. 8.25%, 12/15/20	10,000	10,798
8.63%, 1/15/22	5,000	5,630

International Paper Co. 3.80%, 1/15/26	355,000	354,383
3.00%, 2/15/27	161,000	150,677
7.30%, 11/15/39	100,000	121,812
6.00%, 11/15/41	75,000	80,601
4.80%, 6/15/44	55,000	52,512
4.35%, 8/15/48	100,000	88,835

Interpublic Group of Cos., Inc. (The) 4.20%, 4/15/24	176,000	177,645
5.40%, 10/1/48	35,000	34,045

Interstate Power & Light Co. 6.25%, 7/15/39	10,000	12,231

Invesco Finance PLC 4.00%, 1/30/24	42,000	42,600
5.38%, 11/30/43	11,000	11,358

Jefferies Financial Group, Inc. 5.50%, 10/18/23	103,000	107,270

Jefferies Group LLC 6.88%, 4/15/21	70,000	74,181
4.85%, 1/15/27	153,000	148,158
4.15%, 1/23/30	129,000	112,835
6.25%, 1/15/36	86,000	84,977

JM Smucker Co. (The) 4.25%, 3/15/35	150,000	136,664
4.38%, 3/15/45	5,000	4,495

John Deere Capital Corp. 3.45%, 3/13/25	135,000	137,766
3.05%, 1/6/28	25,000	24,356

Johnson & Johnson 3.75%, 3/3/47	50,000	49,068

Johnson Controls International PLC 5.00%, 3/30/20	195,000	198,402
3.90%, 2/14/26	25,000	24,635
4.63%, 7/2/44	30,000	28,064
5.13%, 9/14/45	117,000	116,579

JPMorgan Chase & Co. 2.40%, 6/7/21	250,000	246,667
3.88%, 2/1/24	147,000	150,693
3.63%, 5/13/24	50,000	50,625
3.88%, 9/10/24	425,000	430,486
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	150,000	153,870
3.13%, 1/23/25	180,000	177,123
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	140,000	138,531
3.30%, 4/1/26	720,000	705,781
2.95%, 10/1/26	53,000	50,621
4.13%, 12/15/26	250,000	253,111
4.25%, 10/1/27	95,000	96,559
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(c)	240,000	239,957
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	390,000	383,630
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	150,000	146,144
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(c)	180,000	182,089
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(c)	200,000	205,240
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(c)	400,000	419,385
5.63%, 8/16/43	10,000	11,474
4.95%, 6/1/45	10,000	10,620
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month U.S. dollar London Interbank Offered Rate + 1.58% thereafter)(c)	100,000	98,690

Juniper Networks, Inc. 4.50%, 3/15/24	25,000	25,623

Kansas City Southern 4.30%, 5/15/43	19,000	18,005
4.70%, 5/1/48	125,000	125,084

Kellogg Co. 4.00%, 12/15/20	180,000	182,898
2.65%, 12/1/23	16,000	15,565
3.25%, 4/1/26	105,000	100,106
7.45%, 4/1/31, Series B	35,000	44,260
4.50%, 4/1/46	60,000	54,756

Kemper Corp. 4.35%, 2/15/25	125,000	124,622

Kennametal, Inc. 4.63%, 6/15/28	220,000	215,793

Kerr-McGee Corp. 6.95%, 7/1/24	40,000	45,122
7.88%, 9/15/31	34,000	42,091

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Keurig Dr Pepper, Inc. 4.42%, 5/25/25(d)	$65,000	$66,255
2.55%, 9/15/26	25,000	22,145
3.43%, 6/15/27	140,000	130,599
4.60%, 5/25/28(d)	130,000	131,248
4.99%, 5/25/38(d)	115,000	112,785
4.50%, 11/15/45	100,000	88,494
5.09%, 5/25/48(b)(d)	125,000	121,659

KeyCorp 2.90%, 9/15/20	115,000	115,098
5.10%, 3/24/21	70,000	72,852
4.10%, 4/30/28	240,000	244,029

Kilroy Realty L.P. 3.45%, 12/15/24	87,000	84,899
4.38%, 10/1/25	160,000	162,473
4.25%, 8/15/29	50,000	49,632

Kimberly-Clark Corp. 3.20%, 7/30/46	15,000	13,023

Kimco Realty Corp. 3.30%, 2/1/25	132,000	128,543
2.80%, 10/1/26	197,000	181,974
4.25%, 4/1/45	4,000	3,662

Kinder Morgan Energy Partners L.P. 6.50%, 4/1/20	500,000	517,629
3.50%, 3/1/21	30,000	30,200
3.95%, 9/1/22	20,000	20,365
7.30%, 8/15/33	1,000	1,223
6.95%, 1/15/38	90,000	107,747
6.50%, 9/1/39	90,000	103,035
6.38%, 3/1/41	8,000	9,070
5.63%, 9/1/41	200,000	211,544
5.00%, 3/1/43	228,000	223,175

Kinder Morgan, Inc. 6.50%, 9/15/20	5,000	5,246
4.30%, 6/1/25	95,000	97,321
7.75%, 1/15/32	150,000	188,490
5.30%, 12/1/34	50,000	51,641
5.55%, 6/1/45	175,000	183,899

Kirby Corp. 4.20%, 3/1/28	30,000	29,394

Kohl’s Corp. 4.25%, 7/17/25	71,000	70,047
5.55%, 7/17/45	150,000	135,693

Kraft Heinz Foods Co. 2.80%, 7/2/20	132,000	131,322
3.50%, 6/6/22	341,000	340,049
3.50%, 7/15/22	15,000	14,958
3.95%, 7/15/25	65,000	64,436
3.00%, 6/1/26	186,000	171,938
5.00%, 7/15/35	54,000	51,242
6.88%, 1/26/39	370,000	407,944
6.50%, 2/9/40	55,000	57,797
5.20%, 7/15/45	425,000	396,061

Kroger Co. (The) 2.80%, 8/1/22	500,000	491,058
3.70%, 8/1/27	245,000	236,235
4.45%, 2/1/47	190,000	167,790
4.65%, 1/15/48	125,000	112,206

L3 Technologies, Inc. 4.95%, 2/15/21	10,000	10,268
4.40%, 6/15/28	250,000	257,047

Laboratory Corp. of America Holdings 3.25%, 9/1/24	350,000	340,455
3.60%, 2/1/25	50,000	49,242
3.60%, 9/1/27	25,000	24,160

Lam Research Corp. 3.80%, 3/15/25	88,000	89,017

Lazard Group LLC 3.75%, 2/13/25	25,000	24,616

Leggett & Platt, Inc. 3.50%, 11/15/27	25,000	23,520

LG&E & KU Energy LLC 3.75%, 11/15/20	5,000	5,037

Life Storage L.P. 3.50%, 7/1/26	60,000	56,762
3.88%, 12/15/27	25,000	24,047

Lincoln National Corp. 6.15%, 4/7/36	25,000	29,251
4.35%, 3/1/48	150,000	141,599

Lockheed Martin Corp. 2.50%, 11/23/20	20,000	19,861
3.10%, 1/15/23	25,000	25,037
3.60%, 3/1/35	34,000	32,357
4.50%, 5/15/36	30,000	31,552
4.07%, 12/15/42	120,000	117,530
4.70%, 5/15/46	70,000	75,094
4.09%, 9/15/52	100,000	96,788

Loews Corp. 3.75%, 4/1/26	5,000	5,021

Lowe’s Cos., Inc. 3.38%, 9/15/25	260,000	253,968
2.50%, 4/15/26	25,000	22,879
3.10%, 5/3/27	234,000	221,116
3.70%, 4/15/46	90,000	76,338
4.05%, 5/3/47	235,000	210,206

LYB International Finance B.V. 4.00%, 7/15/23	45,000	45,409
5.25%, 7/15/43	50,000	49,003
4.88%, 3/15/44	145,000	136,355

LYB International Finance II B.V. 3.50%, 3/2/27	20,000	18,723

LyondellBasell Industries N.V. 5.75%, 4/15/24	200,000	214,699

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	30,000	27,956
3.63%, 6/1/24(b)	87,000	81,872
4.50%, 12/15/34	23,000	19,006

Magellan Midstream Partners L.P. 5.15%, 10/15/43	2,000	2,073
4.20%, 10/3/47	150,000	137,168
4.85%, 2/1/49	35,000	35,686

Marathon Oil Corp. 2.80%, 11/1/22	30,000	29,204
3.85%, 6/1/25	130,000	128,387
6.60%, 10/1/37	175,000	202,135

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Marathon Petroleum Corp. 6.50%, 3/1/41	$100,000	$115,690
4.75%, 9/15/44	40,000	38,399
4.50%, 4/1/48(d)	25,000	22,937
5.00%, 9/15/54	70,000	64,879

Markel Corp. 3.50%, 11/1/27	100,000	93,675
5.00%, 4/5/46	35,000	34,638
4.30%, 11/1/47	50,000	44,192

Marriott International, Inc. 2.30%, 1/15/22	10,000	9,769
3.25%, 9/15/22	25,000	24,824
3.13%, 6/15/26, Series R	100,000	94,391

Marsh & McLennan Cos., Inc. 3.50%, 3/10/25	80,000	79,381
3.75%, 3/14/26	147,000	148,130

Martin Marietta Materials, Inc. 3.45%, 6/1/27	25,000	23,293
4.25%, 12/15/47	180,000	150,053

Mastercard, Inc. 3.38%, 4/1/24	141,000	144,072

McCormick & Co., Inc. 3.40%, 8/15/27	50,000	47,990

McDonald’s Corp. 3.50%, 7/15/20	195,000	196,793
3.35%, 4/1/23	35,000	35,369
3.38%, 5/26/25	155,000	154,373
3.70%, 1/30/26	228,000	229,671
4.70%, 12/9/35	50,000	51,517
6.30%, 3/1/38	18,000	21,429
4.60%, 5/26/45	92,000	91,097
4.88%, 12/9/45	110,000	113,589
4.45%, 3/1/47	35,000	34,118
4.45%, 9/1/48	150,000	146,162

McKesson Corp. 3.80%, 3/15/24	40,000	40,223
4.88%, 3/15/44	100,000	95,549

Medtronic Global Holdings SCA 3.35%, 4/1/27(b)	185,000	184,125

Medtronic, Inc. 3.50%, 3/15/25	372,000	378,231
4.38%, 3/15/35	95,000	100,268
4.63%, 3/15/44	14,000	15,428
4.63%, 3/15/45	122,000	133,847

Merck & Co., Inc. 2.75%, 2/10/25	345,000	338,358
4.15%, 5/18/43	10,000	10,240
3.70%, 2/10/45	75,000	71,493

Mercury General Corp. 4.40%, 3/15/27	70,000	68,401

MetLife, Inc. 3.60%, 4/10/24	20,000	20,480
3.00%, 3/1/25	9,000	8,839
6.50%, 12/15/32	20,000	25,355
6.38%, 6/15/34	30,000	37,231
4.88%, 11/13/43	35,000	37,365
6.40%, 12/15/66	100,000	106,144

Microsoft Corp. 4.10%, 2/6/37	300,000	314,201

Mid-America Apartments L.P. 3.75%, 6/15/24	37,000	37,142

MidAmerican Energy Co. 3.50%, 10/15/24	35,000	35,759
4.25%, 5/1/46	15,000	15,312
3.95%, 8/1/47	35,000	34,317

Molson Coors Brewing Co. 3.00%, 7/15/26	157,000	144,679
5.00%, 5/1/42	100,000	94,815
4.20%, 7/15/46	120,000	102,067

Mondelez International, Inc. 4.00%, 2/1/24	90,000	91,928

Morgan Stanley 4.88%, 11/1/22	210,000	220,052
3.88%, 4/29/24, Series F	600,000	609,522
3.70%, 10/23/24	179,000	179,963
5.00%, 11/24/25	220,000	231,607
3.88%, 1/27/26	158,000	158,561
4.35%, 9/8/26	250,000	251,347
3.63%, 1/20/27	900,000	886,631
3.95%, 4/23/27	190,000	185,877
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	500,000	486,151
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	250,000	246,276
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)	500,000	517,347
4.30%, 1/27/45	60,000	58,992

Mosaic Co. (The) 3.25%, 11/15/22	25,000	24,804
4.25%, 11/15/23	100,000	103,009
4.05%, 11/15/27	27,000	26,359
4.88%, 11/15/41	68,000	62,802
5.63%, 11/15/43	38,000	38,739

Motorola Solutions, Inc. 4.60%, 2/23/28	50,000	49,152
5.50%, 9/1/44	100,000	97,001

MPLX L.P. 4.50%, 7/15/23	60,000	62,088
4.88%, 12/1/24	130,000	135,796
4.00%, 2/15/25	8,000	7,965
4.13%, 3/1/27	310,000	304,265
4.50%, 4/15/38	125,000	115,441
5.20%, 3/1/47	150,000	146,500
4.70%, 4/15/48	210,000	192,868
4.90%, 4/15/58	30,000	26,724

MUFG Americas Holdings Corp. 3.00%, 2/10/25	17,000	16,468

Mylan N.V. 3.15%, 6/15/21	92,000	91,024

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.95%, 6/15/26	$100,000	$93,773
5.25%, 6/15/46	250,000	216,081

Nasdaq, Inc. 4.25%, 6/1/24	154,000	157,206

National Fuel Gas Co. 4.75%, 9/1/28	275,000	272,164

National Grid USA 5.80%, 4/1/35	30,000	33,272

National Retail Properties, Inc. 3.80%, 10/15/22	8,000	8,093
3.30%, 4/15/23	25,000	24,723
3.50%, 10/15/27	15,000	14,438

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/24	430,000	426,475
2.85%, 1/27/25	155,000	151,764
3.40%, 2/7/28	100,000	99,053

NBCUniversal Media LLC 5.15%, 4/30/20	193,000	198,052
5.95%, 4/1/41	33,000	38,896
4.45%, 1/15/43	25,000	24,830

Newell Brands, Inc. 3.85%, 4/1/23	25,000	24,755
4.20%, 4/1/26	400,000	376,677
5.50%, 4/1/46	45,000	39,151

Newmont Mining Corp. 3.50%, 3/15/22	112,000	112,633
6.25%, 10/1/39	70,000	80,523
4.88%, 3/15/42	50,000	50,003

NextEra Energy Capital Holdings, Inc. 4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(c)	33,000	28,925

NIKE, Inc. 2.38%, 11/1/26	160,000	152,353

NiSource, Inc. 3.49%, 5/15/27	200,000	194,044
5.95%, 6/15/41	2,000	2,263
5.25%, 2/15/43	35,000	37,100
5.65%, 2/1/45	219,000	244,080
3.95%, 3/30/48	75,000	67,909

Noble Energy, Inc. 3.90%, 11/15/24	54,000	53,338
3.85%, 1/15/28	13,000	12,335
6.00%, 3/1/41	150,000	156,042
5.05%, 11/15/44	25,000	23,463
4.95%, 8/15/47	69,000	64,665

Nordstrom, Inc. 4.00%, 3/15/27	20,000	19,140

Norfolk Southern Corp. 3.25%, 12/1/21	210,000	210,348
2.90%, 6/15/26	8,000	7,706
3.15%, 6/1/27	100,000	96,523
3.94%, 11/1/47	100,000	93,522
4.05%, 8/15/52	132,000	122,385

Northern States Power Co. 6.20%, 7/1/37	10,000	12,645
5.35%, 11/1/39	50,000	58,559

Northern Trust Corp. 3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(c)	30,000	28,618

Northrop Grumman Corp. 3.50%, 3/15/21	117,000	118,469
2.55%, 10/15/22	25,000	24,588
3.25%, 8/1/23	11,000	11,032
3.20%, 2/1/27	100,000	96,553
3.25%, 1/15/28	100,000	95,733
3.85%, 4/15/45	250,000	229,893
4.03%, 10/15/47	50,000	46,866

Northrop Grumman Systems Corp. 7.75%, 2/15/31	170,000	228,749

Northwell Healthcare, Inc. 3.98%, 11/1/46	5,000	4,594

NSTAR Electric Co. 3.20%, 5/15/27	50,000	48,971

Nucor Corp. 6.40%, 12/1/37	27,000	32,864

NYU Langone Hospitals 4.78%, 7/1/44	30,000	32,212

O’Reilly Automotive, Inc. 4.88%, 1/14/21	70,000	72,100
4.35%, 6/1/28	35,000	35,755

Occidental Petroleum Corp. 3.50%, 6/15/25	50,000	50,583
3.40%, 4/15/26	90,000	90,222
3.00%, 2/15/27	150,000	146,002
4.40%, 4/15/46	25,000	25,633
4.10%, 2/15/47	25,000	24,506
4.20%, 3/15/48	50,000	50,178

Office Properties Income Trust 4.25%, 5/15/24	25,000	23,524

Oglethorpe Power Corp. 5.38%, 11/1/40	15,000	16,163

Ohio Edison Co. 6.88%, 7/15/36	165,000	205,451

Old Republic International Corp. 3.88%, 8/26/26	110,000	105,686

Omega Healthcare Investors, Inc. 4.95%, 4/1/24	25,000	25,489
4.50%, 4/1/27(b)	225,000	221,007

Omnicom Group, Inc. 3.63%, 5/1/22	80,000	80,718

Oncor Electric Delivery Co. LLC 2.95%, 4/1/25	169,000	165,796

ONEOK Partners L.P. 5.00%, 9/15/23	150,000	156,190
6.20%, 9/15/43	50,000	53,711

ONEOK, Inc. 4.00%, 7/13/27	430,000	423,433
4.55%, 7/15/28	100,000	101,498
4.95%, 7/13/47	100,000	96,452

Oracle Corp. 2.65%, 7/15/26	150,000	142,658
3.25%, 11/15/27	575,000	566,987

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.90%, 5/15/35	$5,000	$4,913
6.50%, 4/15/38	100,000	128,226

Oshkosh Corp. 4.60%, 5/15/28	32,000	31,995

Owens Corning 4.20%, 12/1/24	25,000	24,756
3.40%, 8/15/26	200,000	184,400
7.00%, 12/1/36	63,000	68,422

PacifiCorp 3.60%, 4/1/24	30,000	30,660

Packaging Corp. of America 3.65%, 9/15/24	42,000	41,772

Parker-Hannifin Corp. 3.25%, 3/1/27	100,000	96,924
4.10%, 3/1/47	5,000	4,894

PECO Energy Co. 4.15%, 10/1/44	4,000	4,000

PepsiCo, Inc. 3.60%, 3/1/24	50,000	51,714
2.75%, 4/30/25	145,000	142,939
3.00%, 10/15/27	650,000	633,699
4.60%, 7/17/45	2,000	2,179
4.45%, 4/14/46	35,000	37,452
3.45%, 10/6/46	45,000	41,224
4.00%, 5/2/47	100,000	99,522

Perrigo Finance Unlimited Co. 4.90%, 12/15/44	250,000	201,182

Pfizer, Inc. 2.20%, 12/15/21	500,000	493,335
3.40%, 5/15/24	282,000	289,620
2.75%, 6/3/26	100,000	96,715
4.00%, 12/15/36	150,000	151,642

Philip Morris International, Inc. 2.63%, 2/18/22	500,000	493,476
3.25%, 11/10/24	77,000	76,288
3.38%, 8/11/25	60,000	59,960
3.13%, 8/17/27	35,000	33,431
4.25%, 11/10/44	10,000	9,177

Phillips 66 4.65%, 11/15/34	45,000	46,612
4.88%, 11/15/44	210,000	219,083

Phillips 66 Partners L.P. 3.75%, 3/1/28	95,000	90,596

Physicians Realty L.P. 3.95%, 1/15/28	25,000	23,655

Plains All American Pipeline L.P. 3.65%, 6/1/22	10,000	9,952
4.65%, 10/15/25	240,000	245,367
4.50%, 12/15/26	255,000	255,231
4.70%, 6/15/44	47,000	41,553
4.90%, 2/15/45	105,000	96,519

PNC Bank NA 3.25%, 6/1/25	270,000	269,114
3.25%, 1/22/28	375,000	369,303

PPL Capital Funding, Inc. 4.70%, 6/1/43	80,000	79,537
5.00%, 3/15/44	25,000	25,978

PPL Electric Utilities Corp. 3.95%, 6/1/47	5,000	4,908

Praxair, Inc. 3.20%, 1/30/26	200,000	199,112

Principal Financial Group, Inc. 3.40%, 5/15/25	25,000	24,670
3.10%, 11/15/26	25,000	23,840
6.05%, 10/15/36	20,000	23,289

Progress Energy, Inc. 4.40%, 1/15/21	30,000	30,666
3.15%, 4/1/22	185,000	184,365

Progressive Corp. (The) 6.63%, 3/1/29	75,000	91,069
4.13%, 4/15/47	50,000	50,053

Prologis L.P. 3.75%, 11/1/25	170,000	174,479

Prudential Financial, Inc. 3.50%, 5/15/24	58,000	59,430
6.63%, 12/1/37	50,000	62,437
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(c)	30,000	29,744
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	88,000	88,310
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)	108,000	100,126

PSEG Power LLC 8.63%, 4/15/31	100,000	130,926

Public Service Electric & Gas Co. 2.25%, 9/15/26	8,000	7,386
3.00%, 5/15/27	35,000	33,716
5.50%, 3/1/40	4,000	4,684

Public Service Enterprise Group, Inc. 2.65%, 11/15/22	200,000	195,598

Public Storage 3.09%, 9/15/27	90,000	85,478

Puget Energy, Inc. 3.65%, 5/15/25	65,000	63,666

Puget Sound Energy, Inc. 4.30%, 5/20/45	15,000	15,374

QUALCOMM, Inc. 2.90%, 5/20/24	115,000	111,320
3.45%, 5/20/25	160,000	157,473
3.25%, 5/20/27	155,000	147,339
4.80%, 5/20/45	25,000	24,105
4.30%, 5/20/47	50,000	44,926

QVC, Inc. 4.85%, 4/1/24	25,000	25,189
4.45%, 2/15/25	38,000	37,028

Raymond James Financial, Inc. 3.63%, 9/15/26	20,000	19,118
4.95%, 7/15/46	50,000	50,174

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Raytheon Co. 7.20%, 8/15/27	$30,000	$38,084

Realty Income Corp. 3.88%, 7/15/24	25,000	25,381
4.13%, 10/15/26	95,000	97,382
3.65%, 1/15/28	25,000	24,671
4.65%, 3/15/47	35,000	36,592

Regency Centers L.P. 3.60%, 2/1/27	135,000	131,153
4.40%, 2/1/47	13,000	12,416

Regions Financial Corp. 3.20%, 2/8/21	45,000	45,085

RenaissanceRe Finance, Inc. 3.45%, 7/1/27	25,000	24,036

Republic Services, Inc. 3.20%, 3/15/25	125,000	123,116
3.95%, 5/15/28	50,000	51,259

Reynolds American, Inc. 4.45%, 6/12/25	40,000	40,399
5.70%, 8/15/35	100,000	98,741
7.25%, 6/15/37	100,000	109,440
6.15%, 9/15/43	200,000	197,287
5.85%, 8/15/45	150,000	143,137

Rockwell Collins, Inc. 3.70%, 12/15/23	8,000	8,028
3.20%, 3/15/24	60,000	58,877
3.50%, 3/15/27	280,000	271,089
4.35%, 4/15/47	225,000	212,549

Roper Technologies, Inc. 3.00%, 12/15/20	100,000	99,746
3.80%, 12/15/26	90,000	88,950

Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	200,000	198,009
7.50%, 10/15/27	50,000	59,041
3.70%, 3/15/28	25,000	23,413

RPM International, Inc. 3.75%, 3/15/27	173,000	163,080
4.25%, 1/15/48	100,000	82,684

S&P Global, Inc. 4.00%, 6/15/25	164,000	169,352
2.95%, 1/22/27	5,000	4,754

Sabine Pass Liquefaction LLC 5.75%, 5/15/24	150,000	162,458
5.63%, 3/1/25	475,000	514,793
5.88%, 6/30/26	100,000	109,137
4.20%, 3/15/28	150,000	148,200

San Diego Gas & Electric Co. 3.75%, 6/1/47, Series RRR	100,000	90,022

Santander Holdings USA, Inc. 4.40%, 7/13/27	575,000	562,260

Schlumberger Investment S.A. 3.65%, 12/1/23	100,000	102,988

Seagate HDD Cayman 4.75%, 6/1/23	31,000	31,132
4.75%, 1/1/25	220,000	211,893
4.88%, 6/1/27	230,000	214,823

Sempra Energy 2.85%, 11/15/20	5,000	4,964
2.88%, 10/1/22	59,000	57,302
3.80%, 2/1/38	15,000	13,204
6.00%, 10/15/39	127,000	143,295

Sherwin-Williams Co. (The) 2.75%, 6/1/22	15,000	14,764
3.45%, 8/1/25	25,000	24,559
3.45%, 6/1/27	232,000	221,368
4.55%, 8/1/45	12,000	11,027
4.50%, 6/1/47	126,000	118,101

Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	145,000	141,818
2.88%, 9/23/23	96,000	92,736
3.20%, 9/23/26	175,000	164,757

Simon Property Group L.P. 4.13%, 12/1/21	5,000	5,134
3.50%, 9/1/25	145,000	145,532
3.30%, 1/15/26	315,000	309,946
3.38%, 6/15/27	175,000	171,767
6.75%, 2/1/40	25,000	32,605
4.25%, 10/1/44	2,000	1,986

SITE Centers Corp. 3.63%, 2/1/25	100,000	96,621
4.70%, 6/1/27	30,000	30,410

Snap-on, Inc. 3.25%, 3/1/27	140,000	136,635

South Carolina Electric & Gas Co. 4.25%, 8/15/28	200,000	213,485

Southern California Edison Co. 6.65%, 4/1/29	10,000	11,099
5.35%, 7/15/35, Series 05-E	10,000	10,311
3.90%, 3/15/43, Series 13-A	15,000	13,402
3.60%, 2/1/45, Series C	15,000	12,824
4.00%, 4/1/47	25,000	22,614

Southern Co. (The) 2.95%, 7/1/23	50,000	49,139
3.25%, 7/1/26	410,000	391,318
4.25%, 7/1/36	210,000	201,085
4.40%, 7/1/46	135,000	129,747

Southern Co. Gas Capital Corp. 2.45%, 10/1/23	25,000	23,732
4.40%, 5/30/47	3,000	2,899

Southern Natural Gas Co. LLC 4.40%, 6/15/21	5,000	5,124

Southern Power Co. 4.95%, 12/15/46, Series F	150,000	144,068

Southwest Airlines Co. 2.65%, 11/5/20	77,000	76,587
2.75%, 11/16/22	129,000	126,277
3.45%, 11/16/27	500,000	481,381

Southwest Gas Corp. 3.80%, 9/29/46	35,000	31,744

Southwestern Electric Power Co. 2.75%, 10/1/26, Series K	5,000	4,642
4.10%, 9/15/28, Series M	180,000	182,650
3.90%, 4/1/45, Series J	100,000	90,778

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Spectra Energy Partners L.P. 3.38%, 10/15/26	$40,000	$38,422
5.95%, 9/25/43	300,000	331,975
4.50%, 3/15/45	161,000	157,442

Spirit AeroSystems, Inc. 4.60%, 6/15/28	45,000	44,810

Spirit Airlines Pass Through Trust 4.10%, 10/1/29, Series A	186,973	187,422

Stanley Black & Decker, Inc. 5.20%, 9/1/40	59,000	63,326

Starbucks Corp. 3.80%, 8/15/25	273,000	277,312
2.45%, 6/15/26	116,000	106,912
4.00%, 11/15/28	55,000	55,952
3.75%, 12/1/47	15,000	12,872
4.50%, 11/15/48	110,000	106,232

State Street Corp. 2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	500,000	493,218
3.55%, 8/18/25	80,000	81,983
2.65%, 5/19/26	55,000	52,392

Steelcase, Inc. 5.13%, 1/18/29	170,000	172,356

Stifel Financial Corp. 4.25%, 7/18/24	25,000	25,236

Stryker Corp. 3.50%, 3/15/26	40,000	39,782
4.10%, 4/1/43	2,000	1,891

Sunoco Logistics Partners Operations L.P. 4.00%, 10/1/27	400,000	383,402
4.95%, 1/15/43	4,000	3,581
5.35%, 5/15/45	100,000	94,294
5.40%, 10/1/47	335,000	321,956

SunTrust Bank 3.00%, 2/2/23	155,000	154,207

SunTrust Banks, Inc. 2.70%, 1/27/22	518,000	512,710

SVB Financial Group 3.50%, 1/29/25	170,000	165,100

Synchrony Bank 3.00%, 6/15/22	500,000	485,433

Synchrony Financial 3.75%, 8/15/21	25,000	25,074
4.25%, 8/15/24	11,000	10,798
4.50%, 7/23/25	25,000	24,443
3.70%, 8/4/26	70,000	63,878
3.95%, 12/1/27	23,000	21,097

Synovus Financial Corp. 3.13%, 11/1/22	25,000	24,187

Sysco Corp. 3.30%, 7/15/26	100,000	96,574
3.25%, 7/15/27	550,000	528,632
5.38%, 9/21/35	22,000	24,200

Tampa Electric Co. 4.10%, 6/15/42	25,000	23,816

Tanger Properties L.P. 3.13%, 9/1/26	90,000	81,794

Tapestry, Inc. 4.25%, 4/1/25	36,000	34,984
4.13%, 7/15/27	59,000	54,948

Target Corp. 3.50%, 7/1/24	110,000	112,905
3.63%, 4/15/46	30,000	27,032
3.90%, 11/15/47	25,000	23,594

TC PipeLines L.P. 3.90%, 5/25/27	250,000	240,632

TD Ameritrade Holding Corp. 3.30%, 4/1/27	140,000	136,902

Tech Data Corp. 4.95%, 2/15/27	35,000	34,886

Texas Instruments, Inc. 2.90%, 11/3/27	65,000	62,723

Textron, Inc. 3.88%, 3/1/25	8,000	7,895
3.38%, 3/1/28	350,000	326,346

Thermo Fisher Scientific, Inc. 4.50%, 3/1/21	130,000	133,749
3.30%, 2/15/22	12,000	12,060
4.15%, 2/1/24	80,000	82,695
3.20%, 8/15/27	430,000	408,682
4.10%, 8/15/47	100,000	94,873

Time Warner Cable LLC 5.00%, 2/1/20	15,000	15,231
6.55%, 5/1/37	95,000	100,871
7.30%, 7/1/38	95,000	106,509
6.75%, 6/15/39	230,000	247,335
4.50%, 9/15/42	75,000	63,150

Time Warner Entertainment Co. L.P. 8.38%, 7/15/33	200,000	253,622

Timken Co. (The) 3.88%, 9/1/24	101,000	100,149
4.50%, 12/15/28	225,000	218,093

TJX Cos., Inc. (The) 2.25%, 9/15/26	80,000	73,959

Total System Services, Inc. 3.75%, 6/1/23	35,000	34,913
4.80%, 4/1/26	125,000	128,152
4.45%, 6/1/28	160,000	160,410

Transatlantic Holdings, Inc. 8.00%, 11/30/39	8,000	10,663

Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	125,000	117,727

Travelers Cos., Inc. (The) 4.00%, 5/30/47	25,000	24,384

Tucson Electric Power Co. 3.05%, 3/15/25	176,000	171,256

Tyson Foods, Inc. 3.95%, 8/15/24	400,000	403,179
4.88%, 8/15/34	141,000	141,395
5.15%, 8/15/44	180,000	174,800

U.S. Bancorp 3.60%, 9/11/24	468,000	476,309

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.10%, 4/27/26	$25,000	$24,519
3.15%, 4/27/27, Series X	345,000	340,220

UDR, Inc. 2.95%, 9/1/26	90,000	84,609
3.50%, 1/15/28	25,000	24,024

Union Electric Co. 3.90%, 9/15/42	15,000	14,751
4.00%, 4/1/48	25,000	24,571

Union Pacific Corp. 3.75%, 7/15/25	65,000	66,416
3.25%, 8/15/25	155,000	154,278
2.75%, 3/1/26	40,000	38,162
3.00%, 4/15/27	280,000	267,447
3.60%, 9/15/37	180,000	163,665
4.38%, 9/10/38	185,000	184,890
4.30%, 6/15/42	10,000	9,705
4.05%, 11/15/45	15,000	14,037
4.05%, 3/1/46	99,000	93,395
4.00%, 4/15/47	265,000	245,971
4.50%, 9/10/48	29,000	29,161
4.38%, 11/15/65	30,000	27,313
4.10%, 9/15/67	30,000	25,931

United Airlines Pass Through Trust 4.00%, 10/11/27, Series A	13,694	13,749
3.75%, 3/3/28, Series A	14,099	13,976
3.45%, 1/7/30, Series A	46,043	44,375

United Parcel Service of America, Inc. 8.38%, 4/1/20	36,000	38,110

United Parcel Service, Inc. 2.35%, 5/16/22	2,000	1,970
2.80%, 11/15/24	235,000	231,806
3.05%, 11/15/27	49,000	47,867
3.75%, 11/15/47	40,000	37,022

United Technologies Corp. 2.80%, 5/4/24	202,000	196,112
3.95%, 8/16/25	245,000	250,138
3.13%, 5/4/27	75,000	71,380
4.13%, 11/16/28	240,000	243,888
6.13%, 7/15/38	125,000	147,176
4.45%, 11/16/38	125,000	124,416
4.50%, 6/1/42	235,000	232,727
4.15%, 5/15/45	50,000	46,803
3.75%, 11/1/46	400,000	351,908
4.05%, 5/4/47	60,000	55,264
4.63%, 11/16/48	40,000	40,357

UnitedHealth Group, Inc. 3.75%, 7/15/25	135,000	138,727
3.10%, 3/15/26	65,000	63,798
3.45%, 1/15/27	100,000	100,165
3.38%, 4/15/27	45,000	44,832
2.95%, 10/15/27	100,000	96,022
3.85%, 6/15/28	95,000	97,561
3.88%, 12/15/28	140,000	144,026
5.80%, 3/15/36	5,000	6,036
6.63%, 11/15/37	13,000	16,838
6.88%, 2/15/38	25,000	33,404
4.63%, 11/15/41	20,000	21,274
3.95%, 10/15/42	5,000	4,891
4.25%, 3/15/43	6,000	6,117
4.75%, 7/15/45	45,000	49,001
4.25%, 4/15/47	5,000	5,064
4.25%, 6/15/48	10,000	10,124

Unum Group 5.75%, 8/15/42	122,000	127,409

Valero Energy Corp. 3.65%, 3/15/25	80,000	79,088
3.40%, 9/15/26	60,000	57,532
4.35%, 6/1/28	165,000	167,359
6.63%, 6/15/37	95,000	112,600
4.90%, 3/15/45	163,000	166,201

Valero Energy Partners L.P. 4.38%, 12/15/26	250,000	253,853

Valmont Industries, Inc. 5.00%, 10/1/44	30,000	27,669

Ventas Realty L.P. 3.50%, 2/1/25	40,000	39,486
3.25%, 10/15/26	85,000	80,856
4.38%, 2/1/45	112,000	103,901

VEREIT Operating Partnership L.P. 4.88%, 6/1/26	45,000	45,955
3.95%, 8/15/27	195,000	186,922

Verisk Analytics, Inc. 5.80%, 5/1/21	25,000	26,238
4.13%, 9/12/22	25,000	25,558
4.00%, 6/15/25	55,000	55,770
5.50%, 6/15/45	25,000	25,654

Verizon Communications, Inc. 2.95%, 3/15/22	35,000	35,020
3.13%, 3/16/22	162,000	162,730
3.50%, 11/1/24	264,000	266,994
2.63%, 8/15/26	46,000	42,962
4.13%, 3/16/27	500,000	512,635
4.33%, 9/21/28	505,000	523,388
4.02%, 12/3/29(d)	68,000	68,045
4.40%, 11/1/34	36,000	36,118
5.25%, 3/16/37	500,000	545,040
4.81%, 3/15/39	100,000	102,808
4.75%, 11/1/41	175,000	177,998
3.85%, 11/1/42	250,000	224,316
4.13%, 8/15/46	188,000	172,371
4.86%, 8/21/46	275,000	283,179
5.50%, 3/16/47	25,000	27,827
5.01%, 4/15/49	452,000	473,835
5.01%, 8/21/54	275,000	282,519
4.67%, 3/15/55	200,000	194,825

VF Corp. 6.45%, 11/1/37	53,000	62,870

Viacom, Inc. 4.25%, 9/1/23	154,000	157,831
3.88%, 4/1/24(b)	101,000	101,110
6.88%, 4/30/36	35,000	39,593
4.38%, 3/15/43	180,000	154,783
5.85%, 9/1/43	85,000	88,793
5.25%, 4/1/44	30,000	29,036

Virginia Electric & Power Co. 2.95%, 11/15/26, Series B	185,000	177,000

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.50%, 3/15/27, Series A	$150,000	$149,378
6.00%, 5/15/37, Series A	15,000	18,001
6.35%, 11/30/37	50,000	61,926
4.45%, 2/15/44	25,000	25,420
4.00%, 11/15/46, Series C	200,000	191,546

Visa, Inc. 3.15%, 12/14/25	265,000	265,902
2.75%, 9/15/27(b)	250,000	241,432
4.15%, 12/14/35	50,000	52,408
4.30%, 12/14/45	25,000	26,272
3.65%, 9/15/47	80,000	76,136

VMware, Inc. 3.90%, 8/21/27	30,000	28,034

Vornado Realty L.P. 5.00%, 1/15/22	93,000	96,434

Vulcan Materials Co. 3.90%, 4/1/27	25,000	23,882
4.50%, 6/15/47	45,000	38,674
4.70%, 3/1/48	30,000	26,803

Wabtec Corp. 3.45%, 11/15/26	70,000	62,731

Walgreen Co. 3.10%, 9/15/22	42,000	41,903

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	100,000	100,447
3.45%, 6/1/26	175,000	167,819
4.50%, 11/18/34	35,000	33,934
4.80%, 11/18/44	175,000	163,695
4.65%, 6/1/46	65,000	60,678

Walt Disney Co. (The) 2.30%, 2/12/21	284,000	282,021
3.00%, 2/13/26	100,000	99,218
1.85%, 7/30/26	81,000	73,859
2.95%, 6/15/27(b)	145,000	141,776
4.13%, 12/1/41, Series E	4,000	4,040
3.70%, 12/1/42	15,000	14,255
4.13%, 6/1/44(b)	40,000	40,606
3.00%, 7/30/46	25,000	21,016

Warner Media LLC 4.70%, 1/15/21	7,000	7,210
3.55%, 6/1/24	350,000	348,929
3.60%, 7/15/25	210,000	207,144
3.88%, 1/15/26	100,000	98,296
3.80%, 2/15/27	67,000	65,255
7.70%, 5/1/32	18,000	23,550
6.10%, 7/15/40	50,000	54,707
5.35%, 12/15/43	103,000	102,719
4.85%, 7/15/45	150,000	141,693

Waste Management, Inc. 2.90%, 9/15/22	25,000	24,835
3.13%, 3/1/25	125,000	123,570
3.15%, 11/15/27	25,000	24,262
3.90%, 3/1/35	27,000	26,298
4.10%, 3/1/45	35,000	34,335

Wells Fargo & Co. 4.13%, 8/15/23	37,000	37,825
4.48%, 1/16/24	175,000	181,853
3.30%, 9/9/24	50,000	49,804
3.00%, 2/19/25	395,000	384,912
3.55%, 9/29/25	68,000	68,054
3.00%, 4/22/26	560,000	537,224
4.10%, 6/3/26	245,000	247,253
3.00%, 10/23/26	196,000	187,245
4.30%, 7/22/27	750,000	764,705
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	280,000	276,959
4.15%, 1/24/29	210,000	215,050
5.38%, 2/7/35	150,000	170,716
4.65%, 11/4/44	15,000	14,952
4.90%, 11/17/45	15,000	15,411
4.75%, 12/7/46	15,000	15,160

Wells Fargo Capital X 5.95%, 12/1/86	100,000	107,894

Welltower, Inc. 4.00%, 6/1/25	270,000	272,776
4.25%, 4/1/26	120,000	121,594
4.25%, 4/15/28	25,000	25,260
6.50%, 3/15/41	26,000	30,747
4.95%, 9/1/48	35,000	35,606

Western Midstream Operating L.P. 5.38%, 6/1/21	73,000	75,258
5.45%, 4/1/44	50,000	46,120
5.50%, 8/15/48	25,000	23,480

Western Union Co. (The) 4.25%, 6/9/23	165,000	168,681

Westlake Chemical Corp. 3.60%, 8/15/26	90,000	85,134
5.00%, 8/15/46	45,000	41,954
4.38%, 11/15/47	305,000	258,398

WestRock MWV LLC 8.20%, 1/15/30	36,000	46,355

WestRock RKT LLC 4.00%, 3/1/23	74,000	74,822

Weyerhaeuser Co. 3.25%, 3/15/23	38,000	37,663
6.95%, 10/1/27	75,000	87,680
4.00%, 11/15/29	100,000	100,220
7.38%, 3/15/32	65,000	82,085

Williams Cos., Inc. (The) 5.25%, 3/15/20	40,000	40,847
4.13%, 11/15/20	6,000	6,073
3.60%, 3/15/22	104,000	104,655
4.30%, 3/4/24	80,000	81,925
4.55%, 6/24/24	125,000	129,428
3.90%, 1/15/25	100,000	100,337
4.00%, 9/15/25	150,000	150,884
8.75%, 3/15/32	30,000	40,403
5.75%, 6/24/44	102,000	107,807
4.90%, 1/15/45	210,000	202,467
5.10%, 9/15/45	50,000	49,587

Willis North America, Inc. 3.60%, 5/15/24	250,000	247,871

WR Berkley Corp. 4.75%, 8/1/44	8,000	7,931

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

WW Grainger, Inc. 4.20%, 5/15/47	$5,000	$4,839

Wyeth LLC 6.45%, 2/1/24	40,000	46,233

Xilinx, Inc. 2.95%, 6/1/24	198,000	193,728

Zimmer Biomet Holdings, Inc. 3.38%, 11/30/21	6,000	6,002
3.70%, 3/19/23	225,000	224,062
3.55%, 4/1/25	409,000	397,992

Zoetis, Inc. 3.00%, 9/12/27	245,000	228,148
4.70%, 2/1/43	25,000	25,529
3.95%, 9/12/47	25,000	22,727
4.45%, 8/20/48	25,000	24,744
TOTAL CORPORATE BONDS (Cost: $193,124,643)		189,616,542

FOREIGN CORPORATE BONDS – 7.0%

Australia – 0.0%

Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	48,000	61,033

Rio Tinto Finance USA PLC 4.75%, 3/22/42	66,000	72,241
4.13%, 8/21/42	27,000	27,203

Total Australia		160,477

Belgium – 0.7%

Anheuser-Busch Cos. LLC 3.65%, 2/1/26(d)	480,000	474,958
4.70%, 2/1/36(d)	200,000	193,361
4.90%, 2/1/46(d)	645,000	619,852

Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	275,000	273,464
4.38%, 4/15/38	90,000	82,689
8.20%, 1/15/39	150,000	201,825
4.95%, 1/15/42	150,000	146,730
4.60%, 4/15/48	60,000	55,351
4.44%, 10/6/48	736,000	664,355
5.55%, 1/23/49	230,000	242,546
4.75%, 4/15/58	170,000	154,942
5.80%, 1/23/59	115,000	123,161

Koninklijke Ahold Delhaize N.V. 5.70%, 10/1/40	90,000	96,822

Total Belgium		3,330,056

Brazil – 0.2%

Embraer Netherlands Finance B.V. 5.05%, 6/15/25	20,000	21,295
5.40%, 2/1/27	100,000	108,425

Fibria Overseas Finance Ltd. 5.25%, 5/12/24(b)	200,000	209,160

Vale Overseas Ltd. 6.25%, 8/10/26	90,000	95,940
6.88%, 11/21/36	200,000	219,540
6.88%, 11/10/39	105,000	115,631

Vale S.A. 5.63%, 9/11/42	110,000	108,460

Yamana Gold, Inc. 4.63%, 12/15/27	25,000	23,597

Total Brazil		902,048

Canada – 1.1%

Bank of Montreal 3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	75,000	71,735

Bank of Nova Scotia (The) 4.65%, 10/12/22, (4.65% fixed rate until 10/12/22; 3-month U.S. dollar London Interbank Offered Rate + 2.648% thereafter)(c)(e)	100,000	91,459

Barrick Gold Corp. 5.25%, 4/1/42	156,000	163,386

Barrick North America Finance LLC 5.70%, 5/30/41	55,000	60,358
5.75%, 5/1/43	82,000	90,974

Brookfield Asset Management, Inc. 4.00%, 1/15/25	110,000	108,946

Brookfield Finance, Inc. 4.70%, 9/20/47	55,000	50,322

Canadian National Railway Co. 2.95%, 11/21/24	40,000	39,531

Canadian Natural Resources Ltd. 3.45%, 11/15/21	15,000	15,000
2.95%, 1/15/23	25,000	24,455
3.85%, 6/1/27	325,000	318,457
6.50%, 2/15/37	4,000	4,614
6.25%, 3/15/38	177,000	203,400
4.95%, 6/1/47	35,000	36,491

Cenovus Energy, Inc. 6.75%, 11/15/39	126,000	133,311

Cie de Chemin de Fer Canadien Pacifique 4.00%, 6/1/28	46,000	47,184
4.80%, 9/15/35	45,000	47,623
4.80%, 8/1/45	75,000	79,746

ConocoPhillips Canada 5.95%, 10/15/36	20,000	24,142

Emera US Finance L.P. 4.75%, 6/15/46	85,000	83,351

Enbridge, Inc. 2.90%, 7/15/22	280,000	275,790
4.00%, 10/1/23	50,000	50,932
3.70%, 7/15/27(b)	245,000	240,768
4.50%, 6/10/44	33,000	32,338

Encana Corp. 3.90%, 11/15/21	30,000	30,323
7.38%, 11/1/31	35,000	41,582
6.50%, 8/15/34	120,000	137,260

Fortis, Inc. 3.06%, 10/4/26	170,000	158,987

Goldcorp, Inc. 3.70%, 3/15/23	128,000	128,940
5.45%, 6/9/44	25,000	26,111

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Magna International, Inc. 4.15%, 10/1/25	$100,000	$103,070

Manulife Financial Corp. 4.15%, 3/4/26	140,000	144,309

Methanex Corp. 4.25%, 12/1/24	6,000	5,786

Nexen, Inc. 6.40%, 5/15/37	75,000	94,578

Nutrien Ltd. 3.50%, 6/1/23	200,000	197,769
3.63%, 3/15/24	24,000	23,705
5.88%, 12/1/36	50,000	54,356
5.63%, 12/1/40	30,000	31,346
6.13%, 1/15/41	30,000	33,284
4.90%, 6/1/43	47,000	45,261
5.25%, 1/15/45	30,000	29,900

Petro-Canada 6.80%, 5/15/38	150,000	185,058

Rogers Communications, Inc. 5.00%, 3/15/44	100,000	106,087
4.30%, 2/15/48	200,000	193,529

Royal Bank of Canada 4.65%, 1/27/26	155,000	162,302

Suncor Energy, Inc. 3.60%, 12/1/24	50,000	50,350
5.95%, 12/1/34	75,000	85,420
6.50%, 6/15/38	70,000	84,593
6.85%, 6/1/39	100,000	125,653

TELUS Corp. 3.70%, 9/15/27	120,000	117,510

Thomson Reuters Corp. 5.85%, 4/15/40	110,000	119,119
5.65%, 11/23/43	25,000	26,690

Toronto-Dominion Bank (The) 3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(c)	130,000	125,692

TransAlta Corp. 6.50%, 3/15/40	150,000	147,366

TransCanada PipeLines Ltd. 3.75%, 10/16/23	5,000	5,093
4.25%, 5/15/28	200,000	204,452
6.20%, 10/15/37	5,000	5,754
5.10%, 3/15/49	5,000	5,179

Total Canada		5,330,727

China – 0.2%

Alibaba Group Holding Ltd. 3.60%, 11/28/24	200,000	202,187
3.40%, 12/6/27	200,000	191,672

Baidu, Inc. 3.63%, 7/6/27	400,000	382,491

CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/24	200,000	206,396

Nexen, Inc. 7.50%, 7/30/39	25,000	35,287

Total China		1,018,033

Colombia – 0.1%

Ecopetrol S.A. 5.88%, 9/18/23	125,000	134,751
4.13%, 1/16/25	150,000	149,910
5.38%, 6/26/26	100,000	105,380
7.38%, 9/18/43	163,000	191,323
5.88%, 5/28/45	100,000	101,205

Total Colombia		682,569

France – 0.1%

BPCE S.A. 4.00%, 4/15/24	300,000	305,975

Orange S.A. 9.00%, 3/1/31	100,000	140,349

Veolia Environnement S.A. 6.75%, 6/1/38	85,000	103,049

Total France		549,373

Germany – 0.2%

Daimler Finance North America LLC 8.50%, 1/18/31	80,000	109,181

Deutsche Bank AG 3.38%, 5/12/21	130,000	127,510
3.70%, 5/30/24	205,000	192,410
4.10%, 1/13/26	75,000	69,495

Deutsche Telekom International Finance B.V. 8.75%, 6/15/30	211,000	283,099

Total Germany		781,695

Ireland – 0.2%

AerCap Ireland Capital DAC 4.25%, 7/1/20	150,000	151,437
4.63%, 10/30/20	150,000	152,516
5.00%, 10/1/21	150,000	154,216
3.95%, 2/1/22	150,000	150,562
3.65%, 7/21/27	150,000	135,454

XLIT Ltd. 4.45%, 3/31/25	10,000	10,270
5.50%, 3/31/45	150,000	159,737

Total Ireland		914,192

Japan – 0.7%

Beam Suntory, Inc. 3.25%, 5/15/22	35,000	34,580

Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/1/26	450,000	456,385
3.29%, 7/25/27	200,000	194,665
3.96%, 3/2/28	215,000	220,030

Mizuho Financial Group, Inc. 3.17%, 9/11/27	500,000	484,561
4.02%, 3/5/28	225,000	231,066

Nomura Holdings, Inc. 6.70%, 3/4/20	80,000	82,869

ORIX Corp. 3.25%, 12/4/24	380,000	371,266
3.70%, 7/18/27	80,000	78,840

Sumitomo Mitsui Banking Corp. 3.95%, 1/10/24	500,000	512,865

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/26	$180,000	$168,989
3.45%, 1/11/27	80,000	79,063
3.36%, 7/12/27(b)	8,000	7,850
3.54%, 1/17/28(b)	300,000	298,056
4.31%, 10/16/28(b)	250,000	263,385

Total Japan		3,484,470

Luxembourg – 0.0%

ArcelorMittal 6.13%, 6/1/25	26,000	28,445

Macau – 0.1%

Sands China Ltd. 5.40%, 8/8/28	200,000	203,599

Mexico – 0.6%

America Movil S.A.B. de C.V. 6.38%, 3/1/35	10,000	12,048
6.13%, 11/15/37	10,000	11,920

Grupo Televisa S.A.B. 5.00%, 5/13/45	200,000	183,193

Petroleos Mexicanos 3.50%, 7/23/20(b)	10,000	9,925
5.50%, 1/21/21	200,000	202,950
6.38%, 2/4/21	40,000	41,266
4.50%, 1/23/26	100,000	89,550
6.88%, 8/4/26	925,000	926,156
6.50%, 3/13/27	650,000	629,200
6.63%, 6/15/35	170,000	154,700
6.50%, 6/2/41	170,000	148,325
5.50%, 6/27/44	95,000	75,221
6.38%, 1/23/45	60,000	50,610
6.75%, 9/21/47	300,000	261,465
6.35%, 2/12/48	220,000	183,590

Total Mexico		2,980,119

Netherlands – 0.1%

Cooperatieve Rabobank UA 4.63%, 12/1/23	250,000	257,910

ING Groep N.V. 3.95%, 3/29/27	200,000	196,612

Total Netherlands		454,522

Peru – 0.1%

Southern Copper Corp. 3.88%, 4/23/25	165,000	164,617
5.25%, 11/8/42	249,000	247,432
5.88%, 4/23/45	145,000	156,072

Total Peru		568,121

Spain – 0.2%

Banco Santander S.A. 4.25%, 4/11/27	200,000	195,067
3.80%, 2/23/28	600,000	564,042

Telefonica Emisiones S.A. 5.46%, 2/16/21	10,000	10,424
7.05%, 6/20/36	100,000	117,798
5.21%, 3/8/47	125,000	119,913

Telefonica Europe B.V. 8.25%, 9/15/30	125,000	161,534

Total Spain		1,168,778

Switzerland – 0.2%

Credit Suisse AG 3.63%, 9/9/24	250,000	250,200

Credit Suisse Group Funding Guernsey Ltd. 3.75%, 3/26/25	300,000	296,403
4.88%, 5/15/45	250,000	257,445

Credit Suisse USA, Inc. 7.13%, 7/15/32	41,000	52,901

Syngenta Finance N.V. 3.13%, 3/28/22	64,000	62,479

Tyco Electronics Group S.A. 3.13%, 8/15/27	120,000	113,657

Total Switzerland		1,033,085

United Kingdom – 2.2%

AstraZeneca PLC 3.38%, 11/16/25	380,000	374,032
3.13%, 6/12/27	300,000	284,537
6.45%, 9/15/37	50,000	61,022
4.38%, 11/16/45	170,000	164,654
4.38%, 8/17/48	30,000	29,064

Barclays PLC 4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	199,997
4.38%, 1/12/26	200,000	198,846
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(c)	200,000	202,915
5.25%, 8/17/45	200,000	199,736

BAT Capital Corp. 3.56%, 8/15/27	175,000	160,554
4.39%, 8/15/37	50,000	41,509
4.54%, 8/15/47	125,000	101,096

BP Capital Markets PLC 3.54%, 11/4/24	50,000	50,826
3.51%, 3/17/25	275,000	277,654
3.28%, 9/19/27	200,000	196,708
3.72%, 11/28/28	165,000	168,296

British Telecommunications PLC 9.63%, 12/15/30	100,000	139,797

CNH Industrial N.V. 3.85%, 11/15/27	25,000	23,200

GlaxoSmithKline Capital PLC 2.85%, 5/8/22	340,000	339,351

GlaxoSmithKline Capital, Inc. 3.63%, 5/15/25	85,000	86,683
3.88%, 5/15/28	275,000	283,034
5.38%, 4/15/34	25,000	28,859
4.20%, 3/18/43	11,000	11,183

HSBC Holdings PLC 5.10%, 4/5/21	14,000	14,591

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
4.25%, 8/18/25	$658,000	$663,728
4.30%, 3/8/26	400,000	407,924
4.38%, 11/23/26	750,000	755,502
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(c)	450,000	444,965
6.50%, 9/15/37	250,000	298,988

Lloyds Banking Group PLC 4.45%, 5/8/25	200,000	204,764
4.65%, 3/24/26	200,000	197,602
4.55%, 8/16/28(b)	200,000	203,219
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(c)	300,000	281,496
5.30%, 12/1/45	200,000	199,446

Mead Johnson Nutrition Co. 5.90%, 11/1/39	10,000	11,961

Royal Bank of Scotland Group PLC 3.50%, 5/15/23, (3.498% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.48% thereafter)(c)	200,000	197,393
3.88%, 9/12/23	205,000	203,453
6.00%, 12/19/23	180,000	189,186

Santander UK Group Holdings PLC 3.13%, 1/8/21	55,000	54,789
3.57%, 1/10/23	400,000	394,649

Santander UK PLC 4.00%, 3/13/24	3,000	3,094

Unilever Capital Corp. 3.10%, 7/30/25	208,000	206,075
2.90%, 5/5/27	250,000	240,583

Vodafone Group PLC 2.50%, 9/26/22	185,000	181,053
2.95%, 2/19/23	15,000	14,685
3.75%, 1/16/24	130,000	129,675
4.13%, 5/30/25	95,000	95,195
4.38%, 5/30/28	400,000	396,426
7.88%, 2/15/30	174,000	216,580
6.25%, 11/30/32	125,000	139,793
6.15%, 2/27/37	240,000	257,629
5.00%, 5/30/38	65,000	61,732
4.38%, 2/19/43	125,000	107,394
5.25%, 5/30/48	100,000	95,447

WPP Finance 2010 3.63%, 9/7/22	6,000	5,914
3.75%, 9/19/24	125,000	120,474
5.63%, 11/15/43	12,000	11,198

Total United Kingdom		10,630,156
TOTAL FOREIGN CORPORATE BONDS (Cost: $34,772,960)		34,220,465

FOREIGN GOVERNMENT AGENCIES – 0.3%

Canada – 0.0%

Province of Manitoba Canada 3.05%, 5/14/24	25,000	25,147

Province of New Brunswick Canada 3.63%, 2/24/28	200,000	205,882

Total Canada		231,029

Japan – 0.3%

Japan Bank for International Cooperation 2.13%, 2/10/25, Series DTC	200,000	190,616
2.88%, 6/1/27	570,000	557,774
2.88%, 7/21/27	750,000	733,415

Total Japan		1,481,805
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,723,702)		1,712,834

FOREIGN GOVERNMENT OBLIGATIONS – 2.3%

Chile – 0.1%

Chile Government International Bond 3.13%, 1/21/26	300,000	297,262
3.24%, 2/6/28	245,000	241,695

Total Chile		538,957

Colombia – 0.4%

Colombia Government International Bond 11.75%, 2/25/20	10,000	10,855
4.50%, 1/28/26	300,000	308,963
3.88%, 4/25/27	550,000	542,718
7.38%, 9/18/37	325,000	409,422
6.13%, 1/18/41	180,000	203,850
5.00%, 6/15/45	450,000	451,804

Total Colombia		1,927,612

Hungary – 0.1%

Hungary Government International Bond 5.38%, 2/21/23	36,000	38,603
5.38%, 3/25/24	200,000	217,615

Total Hungary		256,218

Indonesia – 0.1%

Indonesia Government International Bond 4.10%, 4/24/28	260,000	258,965
4.35%, 1/11/48	250,000	237,706

Total Indonesia		496,671

Israel – 0.0%

Israel Government International Bond 3.15%, 6/30/23	200,000	201,721

Italy – 0.0%

Republic of Italy Government International Bond 5.38%, 6/15/33	150,000	154,644

Mexico – 0.6%

Mexico Government International Bond 3.63%, 3/15/22	210,000	211,472
4.00%, 10/2/23	182,000	184,121
3.60%, 1/30/25	225,000	220,163
4.15%, 3/28/27	607,000	601,840
7.50%, 4/8/33, Series MTNA	105,000	131,862
6.75%, 9/27/34, Series MTNA	140,000	166,285
6.05%, 1/11/40	308,000	341,267
4.75%, 3/8/44	272,000	258,539

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
5.55%, 1/21/45	$185,000	$196,056
4.60%, 2/10/48	200,000	186,525
5.75%, 10/12/2110	250,000	247,187

Total Mexico		2,745,317

Panama – 0.2%

Panama Government International Bond 8.88%, 9/30/27	185,000	252,525
9.38%, 4/1/29	60,000	86,166
4.50%, 5/15/47	200,000	203,750
4.50%, 4/16/50	350,000	351,229

Total Panama		893,670

Peru – 0.2%

Peruvian Government International Bond 7.35%, 7/21/25	110,000	136,016
4.13%, 8/25/27	75,000	79,726
8.75%, 11/21/33	135,000	205,200
6.55%, 3/14/37	80,000	104,480
5.63%, 11/18/50	390,000	478,725

Total Peru		1,004,147

Philippines – 0.4%

Philippine Government International Bond 3.00%, 2/1/28	200,000	193,818
9.50%, 2/2/30	157,000	237,706
6.38%, 1/15/32	100,000	126,650
3.95%, 1/20/40	200,000	204,849
3.70%, 3/1/41	300,000	294,478
3.70%, 2/2/42	900,000	884,103

Total Philippines		1,941,604

Poland – 0.1%

Republic of Poland Government International Bond 4.00%, 1/22/24	230,000	239,114
3.25%, 4/6/26	150,000	150,058

Total Poland		389,172

Uruguay – 0.1%

Uruguay Government International Bond 4.50%, 8/14/24	85,000	88,315
4.38%, 10/27/27	135,000	139,405
4.13%, 11/20/45	195,000	182,325
4.98%, 4/20/55	125,000	126,001

Total Uruguay		536,046
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $11,162,911)		11,085,779

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.0%

United States – 7.0%

Banc of America Commercial Mortgage Trust 3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	200,112
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	503,475

CFCRE Commercial Mortgage Trust 3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	204,479

Citigroup Commercial Mortgage Trust 2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	63,986
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	349,663
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	508,542
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	503,165
3.72%, 12/10/49, Series 2016-P6, Class A5^(c)	100,000	102,224
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	305,281

Commercial Mortgage Pass Through Certificates 3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	307,301
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	407,386
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	357,808
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	496,115
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	189,285
4.23%, 9/15/60, Series 2018-BN14, Class A4	1,000,000	1,055,111
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	9,968
4.26%, 5/15/61, Series 2018-BN12, Class A4^(c)	210,000	221,977

Commercial Mortgage Trust 3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	103,490
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	518,714
4.19%, 11/10/46, Series 2013-CR13, Class A4^(c)	500,000	523,874
3.50%, 8/10/47, Series 2014-CR19, Class ASB	300,000	304,577
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	509,666
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	50,658

CSAIL Commercial Mortgage Trust 3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	768,466

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 1.87%, 11/25/19, Series K712, Class A2	21,346	21,221
2.57%, 9/25/20, Series K504, Class A2^(c)	196,917	196,243
3.03%, 10/25/20, Series K714, Class A2^(c)	198,004	198,338
4.33%, 10/25/20, Series K010, Class A2^(c)	150,000	152,978
4.19%, 12/25/20, Series K012, Class A2^(c)	50,000	51,039
2.86%, 1/25/21, Series K715, Class A2	59,607	59,597
3.97%, 1/25/21, Series K013, Class A2^(c)	200,000	203,737
2.87%, 12/25/21, Series K017, Class A2	48,797	48,905
2.51%, 11/25/22, Series K026, Class A2	250,000	247,692
2.62%, 3/25/23, Series K035, Class A1	128,205	128,061
3.30%, 4/25/23, Series K031, Class A2^(c)	370,000	377,284

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value
3.06%, 8/25/24, Series K728, Class A2^(c)	$500,000	$503,459
2.67%, 12/25/24, Series K042, Class A2	160,000	157,770
3.06%, 12/25/24, Series K043, Class A2	199,000	200,165
3.02%, 1/25/25, Series K045, Class A2	55,000	55,177
3.16%, 5/25/25, Series KS03, Class A4^(c)	50,000	50,768
3.33%, 5/25/25, Series K047, Class A2^(c)	200,000	203,888
3.01%, 7/25/25, Series K049, Class A2	360,000	360,357
3.15%, 11/25/25, Series K052, Class A2	125,000	125,971
2.34%, 7/25/26, Series K058, Class A1	375,665	365,463
3.22%, 3/25/27, Series K064, Class A2	1,500,000	1,508,915
3.33%, 5/25/27, Series K065, Class AM	59,000	59,488
3.36%, 11/25/27, Series K071, Class AM^(c)	200,000	201,487
3.75%, 11/25/29, Series K155, Class A1	1,548,499	1,616,277

Federal National Mortgage Association Alternative Credit Enhancement Securities 2.17%, 9/25/19, Series 2014-M10, Class ASQ2^(c)	20,443	20,355
2.73%, 10/25/21, Series 2012-M1, Class A2	455,952	455,357
2.72%, 2/25/22, Series 2012-M2, Class A2	452,622	452,479
2.38%, 5/25/22, Series 2012-M13, Class A2	80,000	78,915
2.30%, 9/25/22, Series 2012-M14, Class A2^(c)	50,000	49,244
2.64%, 4/25/23, Series 2013-M14, Class APT^(c)	72,919	72,791
3.33%, 10/25/23, Series 2013-M14, Class A2^(c)	96,623	98,507
3.46%, 1/25/24, Series 2014-M3, Class A2^(c)	110,000	112,627
3.10%, 7/25/24, Series 2014-M9, Class A2^(c)	596,000	600,378
2.30%, 10/25/24, Series 2015-M3, Class A1	317,097	312,934
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	247,235
2.58%, 3/25/26, Series 2016-M4, Class A2	183,000	177,274
2.14%, 5/25/26, Series 2016-M6, Class A1	177,790	173,890
2.00%, 6/25/26, Series 2016-M9, Class A1	439,031	428,363
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	182,766
2.42%, 10/25/26, Series 2017-M1, Class A2^(c)	500,000	476,688
2.79%, 2/25/27, Series 2017-M2, Class A2^(c)	1,000,000	977,105
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(c)	500,000	495,451
3.18%, 4/25/29, Series 2017-M5, Class A2^(c)	64,000	63,104
2.99%, 2/25/30, Series 2018-M3, Class A1^(c)	989,477	987,164

GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	88,980
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	258,875
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	72,273
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	307,014
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	227,046
3.44%, 11/10/49, Series 2016-GS4, Class A4^(c)	265,000	265,970
3.99%, 3/10/51, Series 2018-GS9, Class A4^(c)	500,000	516,895

JP Morgan Chase Commercial Mortgage Securities Trust 2.61%, 12/15/47, Series 2012-LC9, Class A4	47,736	47,668
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	192,994
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	401,197

JPMBB Commercial Mortgage Securities Trust 3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	102,430
4.13%, 8/15/46, Series 2013-C14, Class A4^(c)	95,000	99,086
3.93%, 1/15/47, Series 2013-C17, Class A3	91,925	95,046
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	208,127
3.29%, 1/15/48, Series 2014-C26, Class ASB	150,000	151,356
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	507,937

JPMDB Commercial Mortgage Securities Trust 3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	551,079

Morgan Stanley Bank of America Merrill Lynch Trust 3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	100,547
2.92%, 2/15/46, Series 2013-C7, Class A4	400,000	398,750
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	369,463
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	250,963
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	199,893
3.08%, 3/15/48, Series 2015-C21, Class A3	650,000	644,144
3.04%, 4/15/48, Series 2015-C22, Class ASB	200,000	200,311
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	95,264
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	179,500

Morgan Stanley Capital I Trust 3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	283,526
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	492,743

UBS Commercial Mortgage Trust 3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	251,868
4.45%, 12/15/51, Series 2018-C14, Class A4	1,000,000	1,065,092

See Notes to Financial Statements.

WisdomTree Trust	127

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2019

Investments in Long Securities	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/45, Series 2012-LC5, Class A3	$197,661	$196,674
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	254,455
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	102,046
2.65%, 8/15/49, Series 2016-BNK1, Class A3	200,000	190,738
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	256,139
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	263,745
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	200,730
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	419,244
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	120,083

WFRBS Commercial Mortgage Trust 2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	496,673
4.15%, 8/15/46, Series 2013-C15, Class A4^(c)	200,000	208,428
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	105,472
3.03%, 12/15/46, Series 2013-C18, Class A2	691	691
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	62,354
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,066
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	227,251
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	40,512
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	101,826
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $34,391,667)		34,021,394

MUNICIPAL BONDS – 0.4%

United States – 0.4%

Alameda Corridor Transportation Authority 6.60%, 10/1/29, Series C	50,000	59,689

Chicago O’Hare International Airport 6.40%, 1/1/40, Class B	35,000	45,331

City of Chicago 7.38%, 1/1/33, Series B	200,000	217,192

Municipal Electric Authority of Georgia 6.64%, 4/1/57	70,000	74,415
6.66%, 4/1/57	65,000	73,685

Nashville Health and Educational Facilities Board 4.05%, 7/1/26, Class B	100,000	102,216

North Texas Tollway Authority 6.72%, 1/1/49, Class B	55,000	77,178

State of Illinois 4.95%, 6/1/23	310,000	313,221
5.10%, 6/1/33	820,000	779,008
TOTAL MUNICIPAL BONDS (Cost: $1,798,082)		1,741,935

ASSET-BACKED SECURITIES – 0.1%

United States – 0.1%

Citibank Credit Card Issuance Trust 2.49%, 1/20/23, Series 2018-A1, Class A1	350,000	348,406

Discover Card Execution Note Trust 3.04%, 7/15/24, Series 2019-A1, Class A1	150,000	151,064

GM Financial Consumer Automobile Receivables Trust 3.32%, 6/17/24, Series 2018-4, Class A4	74,000	75,183

World Omni Auto Receivables Trust 2.24%, 6/15/23, Series 2017-A, Class A4	75,000	74,246
TOTAL ASSET-BACKED SECURITIES (Cost: $647,069)		648,899

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%(f)
(Cost: $2,367,740)(g)	2,367,740	2,367,740
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 99.9% (Cost: $492,506,441)		487,043,656

Securities Sold Short	Principal Amount

U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.2)%

Federal National Mortgage Association – (0.2)%

Federal National Mortgage Association 3.00%, 3/1/49(a)	$(600,000)	(586,383)
3.50%, 3/1/49(a)	(200,000)	(200,109)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $787,336)		(786,492)

Other Assets less Liabilities – 0.3%		1,450,161

NET ASSETS – 100.0%		$487,707,325

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Security, or portion thereof, was on loan at February 28, 2019 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	The security has a perpetual maturity; the date displayed is the next call date.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2019.

(g)

At February 28, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,293,300 and the total market value of the collateral held by the Fund was $2,367,740.

See Notes to Financial Statements.

128	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 2.3%

Federal Home Loan Bank – 0.2%

Federal Home Loan Bank 3.63%, 6/11/21	$100,000	$102,327

Federal Home Loan Mortgage Corporation – 1.7%

Federal Home Loan Mortgage Corp. 3.50%, 3/1/34(a)	895,000	909,858

Federal National Mortgage Association – 0.4%
2.63%, 9/6/24	100,000	99,997
2.50%, 3/1/34(a)	157,000	153,983

Total Federal National Mortgage Association		253,980
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,265,663)		1,266,165

U.S. GOVERNMENT OBLIGATIONS – 33.2%

U.S. Treasury Bills – 9.7%

U.S. Treasury Bills 2.41%, 3/1/19*	2,520,000	2,520,000
2.44%, 4/2/19*	2,500,000	2,494,648
2.42%, 5/9/19*	225,000	223,967

Total U.S. Treasury Bills		5,238,615

U.S. Treasury Bonds – 3.9%

U.S. Treasury Bond 8.50%, 2/15/20	367,000	387,594
8.75%, 5/15/20	216,000	231,854
7.88%, 2/15/21	413,000	454,994
8.13%, 5/15/21	433,800	485,568
7.63%, 11/15/22	431,000	508,529
6.25%, 8/15/23	69,600	80,459

Total U.S. Treasury Bonds		2,148,998

U.S. Treasury Notes – 19.6%

U.S. Treasury Note 1.38%, 2/15/20	170,000	168,127
1.63%, 3/15/20	1,000	991
1.13%, 3/31/20	20,000	19,700
1.50%, 4/15/20	2,000	1,977
1.38%, 5/31/20	1,000	986
1.50%, 6/15/20	559,000	551,609
2.50%, 6/30/20	344,000	343,805
1.50%, 7/15/20	699,200	689,354
2.63%, 8/31/20	54,000	54,064
1.38%, 9/15/20	545,100	535,571
2.00%, 11/30/20	519,000	514,236
1.38%, 1/31/21	7,000	6,849
3.63%, 2/15/21	526,000	537,054
2.00%, 2/28/21	681,700	674,777
2.63%, 7/15/21	1,059,300	1,062,279
2.75%, 9/15/21	110,000	110,690
1.88%, 11/30/21	498,000	489,946
1.88%, 1/31/22	724,000	711,471
2.13%, 12/31/22	357,000	352,036
2.63%, 6/30/23	332,800	334,334
2.50%, 8/15/23	801,000	800,578
2.75%, 8/31/23	984,200	994,234
2.88%, 9/30/23	1,614,000	1,638,777

Total U.S. Treasury Notes		10,593,445
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,930,361)		17,981,058

CORPORATE BONDS – 49.3%

United States – 49.3%

3M Co. 2.25%, 3/15/23	113,000	110,462

ABB Finance USA, Inc. 2.88%, 5/8/22	746,000	744,298

AbbVie, Inc. 2.50%, 5/14/20	148,000	147,077
2.90%, 11/6/22	326,000	321,176
2.85%, 5/14/23	15,000	14,639

Air Lease Corp. 2.13%, 1/15/20	169,000	167,613
3.88%, 4/1/21	106,000	106,849

Aircastle Ltd. 6.25%, 12/1/19	53,000	54,065

Alexandria Real Estate Equities, Inc. 4.60%, 4/1/22	100,000	103,307

Allergan Funding SCS 3.45%, 3/15/22	71,000	70,743
3.85%, 6/15/24	5,000	4,988

American Electric Power Co., Inc. 2.15%, 11/13/20	125,000	123,335

American Express Credit Corp. 2.25%, 5/5/21	76,000	74,883

American Honda Finance Corp. 3.00%, 6/16/20	200,000	200,548
3.45%, 7/14/23	75,000	76,126

American International Group, Inc. 4.88%, 6/1/22	318,000	333,377

American Tower Corp. 3.45%, 9/15/21	25,000	25,125
2.25%, 1/15/22	86,000	83,188
3.50%, 1/31/23	358,000	358,113

Amgen, Inc. 2.20%, 5/22/19	47,000	46,949
3.63%, 5/15/22	164,000	166,421
2.25%, 8/19/23	24,000	23,162

Anthem, Inc. 2.25%, 8/15/19	206,000	205,535
3.30%, 1/15/23	169,000	169,502

Aon PLC 2.80%, 3/15/21	44,000	43,749

Apple, Inc. 2.40%, 5/3/23	150,000	147,311

Ares Capital Corp. 3.63%, 1/19/22	75,000	73,768

Associated Bank NA 3.50%, 8/13/21	264,000	265,473

AT&T, Inc. 3.00%, 2/15/22	200,000	199,153
3.20%, 3/1/22	16,000	16,005

See Notes to Financial Statements.

WisdomTree Trust	129

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2019

Investments	Principal Amount	Value

Bank of America Corp. 5.63%, 7/1/20	$90,000	$93,160
2.37%, 7/21/21, (2.369% fixed rate until 7/21/20; 3-month U.S. dollar London Interbank Offered Rate + 0.66% thereafter)(b)	111,000	109,893
5.70%, 1/24/22	135,000	145,020
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(b)	30,000	29,877
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(b)	175,000	172,176
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	150,000	148,138

Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	101,000	99,243
2.95%, 1/29/23	111,000	110,577

BB&T Corp. 2.05%, 5/10/21	41,000	40,229
3.75%, 12/6/23	113,000	116,090

Becton Dickinson and Co. 2.89%, 6/6/22	82,000	81,185

Berkshire Hathaway Finance Corp. 3.00%, 5/15/22	120,000	121,186

BGC Partners, Inc. 5.38%, 7/24/23	95,000	95,683

BlackRock, Inc. 3.50%, 3/18/24	34,000	34,649

Block Financial LLC 5.50%, 11/1/22	43,000	44,749

Boeing Co. (The) 8.75%, 8/15/21	243,000	277,505

BP Capital Markets America, Inc. 2.75%, 5/10/23	452,000	444,983

Bristol-Myers Squibb Co. 3.25%, 11/1/23	3,000	3,021

Broadcom Corp. 3.00%, 1/15/22	352,000	345,901
3.63%, 1/15/24	170,000	165,237

CA, Inc. 5.38%, 12/1/19	35,000	35,524

Capital One Financial Corp. 4.75%, 7/15/21	114,000	117,668

CBS Corp. 3.38%, 3/1/22	172,000	171,589

CC Holdings GS V LLC 3.85%, 4/15/23	10,000	10,077

Celanese US Holdings LLC 5.88%, 6/15/21	174,000	182,207

Celgene Corp. 3.25%, 8/15/22	209,000	208,189

Charter Communications Operating LLC 4.46%, 7/23/22	95,000	97,510

Cigna Corp. 3.75%, 7/15/23(c)	171,000	173,245

Citibank NA 3.40%, 7/23/21	350,000	353,162

Citigroup, Inc. 2.65%, 10/26/20	84,000	83,573
2.35%, 8/2/21	70,000	68,822
4.50%, 1/14/22	80,000	82,965
3.88%, 10/25/23	497,000	509,840

CNH Industrial Capital LLC 4.38%, 11/6/20	191,000	193,254
4.88%, 4/1/21	81,000	82,936
4.38%, 4/5/22	50,000	50,805

Comcast Corp. 3.13%, 7/15/22	18,000	18,132

Comerica, Inc. 3.70%, 7/31/23	83,000	84,188

Constellation Brands, Inc. 4.25%, 5/1/23	372,000	383,592

Continental Resources, Inc. 5.00%, 9/15/22	40,000	40,459

Crown Castle International Corp. 2.25%, 9/1/21	153,000	148,949
5.25%, 1/15/23	81,000	85,627
3.15%, 7/15/23	178,000	174,608

Cummins, Inc. 3.65%, 10/1/23	80,000	82,514

CVS Health Corp. 3.70%, 3/9/23	115,000	115,670

Delta Air Lines, Inc. 2.60%, 12/4/20	58,000	57,312

Discovery Communications LLC 5.05%, 6/1/20	164,000	167,187

Dollar General Corp. 3.25%, 4/15/23	290,000	286,136

Dow Chemical Co. (The) 4.25%, 11/15/20	91,000	92,524
4.13%, 11/15/21	165,000	168,642
3.00%, 11/15/22	39,000	38,790

Duke Energy Carolinas LLC 3.90%, 6/15/21	6,000	6,119
3.05%, 3/15/23	385,000	387,235

Ecolab, Inc. 4.35%, 12/8/21	104,000	107,843

Energy Transfer Operating L.P. 4.65%, 6/1/21	120,000	123,167
5.20%, 2/1/22	79,000	82,399

Enterprise Products Operating LLC 2.55%, 10/15/19	98,000	97,847
5.20%, 9/1/20	8,000	8,254
4.05%, 2/15/22	2,000	2,049

EQT Corp. 3.00%, 10/1/22	2,000	1,929

See Notes to Financial Statements.

130	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2019

Investments	Principal Amount	Value

Exelon Generation Co. LLC 4.00%, 10/1/20	$167,000	$168,516
4.25%, 6/15/22	163,000	167,090

Expedia Group, Inc. 5.95%, 8/15/20	63,000	65,367

Express Scripts Holding Co. 3.30%, 2/25/21	233,000	233,691
4.75%, 11/15/21	222,000	230,558

FedEx Corp. 2.63%, 8/1/22	10,000	9,838

Fifth Third Bancorp 3.50%, 3/15/22	200,000	201,614

General Dynamics Corp. 3.38%, 5/15/23	23,000	23,329

General Mills, Inc. 2.60%, 10/12/22	200,000	195,665
3.70%, 10/17/23	84,000	84,873

General Motors Financial Co., Inc. 3.20%, 7/6/21	109,000	107,939
3.45%, 1/14/22	155,000	154,735
3.45%, 4/10/22	154,000	153,044
3.15%, 6/30/22	36,000	35,329
3.70%, 5/9/23	69,000	68,092

Gilead Sciences, Inc. 3.25%, 9/1/22	111,000	111,684

Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	316,000	337,479
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	175,000	171,549

Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	57,000	60,067

Hershey Co. (The) 3.38%, 5/15/23	7,000	7,110

Hewlett Packard Enterprise Co. 3.60%, 10/15/20	213,000	214,246

Honeywell International, Inc. 1.85%, 11/1/21	24,000	23,488

Host Hotels & Resorts L.P. 4.75%, 3/1/23, Series C	105,000	107,830

HP, Inc. 3.75%, 12/1/20	17,000	17,170
4.65%, 12/9/21	223,000	231,294

Huntington Bancshares, Inc. 3.15%, 3/14/21	80,000	80,007

International Flavors & Fragrances, Inc. 3.20%, 5/1/23	109,000	106,741

International Lease Finance Corp. 8.25%, 12/15/20	16,000	17,277

International Paper Co. 4.75%, 2/15/22	11,000	11,453

Invesco Finance PLC 4.00%, 1/30/24	68,000	68,971

Jabil, Inc. 4.70%, 9/15/22	110,000	110,875

Jefferies Financial Group, Inc. 5.50%, 10/18/23	80,000	83,316

Jefferies Group LLC 6.88%, 4/15/21	5,000	5,299

John Deere Capital Corp. 2.80%, 3/6/23	111,000	110,777
3.65%, 10/12/23	82,000	84,644

JPMorgan Chase & Co. 2.25%, 1/23/20	53,000	52,725
4.63%, 5/10/21	36,000	37,218
2.30%, 8/15/21	36,000	35,410
4.35%, 8/15/21	56,000	57,717
4.50%, 1/24/22	310,000	322,792
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	101,605
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	120,000	123,096

Kellogg Co. 4.15%, 11/15/19	4,000	4,034
4.00%, 12/15/20	26,000	26,419

Keurig Dr Pepper, Inc. 3.55%, 5/25/21(c)	75,000	75,383

KeyCorp 2.90%, 9/15/20	67,000	67,057

Kinder Morgan, Inc. 3.05%, 12/1/19	32,000	32,006

KLA-Tencor Corp. 4.13%, 11/1/21	100,000	101,896

Kraft Heinz Foods Co. 3.50%, 6/6/22	169,000	168,529
4.00%, 6/15/23	11,000	11,135

Kroger Co. (The) 6.15%, 1/15/20	486,000	499,168
2.60%, 2/1/21	130,000	129,006

L3 Technologies, Inc. 3.85%, 6/15/23	82,000	83,272

Lazard Group LLC 4.25%, 11/14/20	7,000	7,111

Lockheed Martin Corp. 3.10%, 1/15/23	75,000	75,110

M&T Bank Corp. 3.55%, 7/26/23	150,000	152,359

Marathon Petroleum Corp. 5.38%, 10/1/22(c)	81,000	82,039

Marsh & McLennan Cos., Inc. 2.75%, 1/30/22	37,000	36,641

McDonald’s Corp. 2.63%, 1/15/22	72,000	71,481

Molson Coors Brewing Co. 2.10%, 7/15/21	172,000	167,447

Moody’s Corp. 2.75%, 12/15/21	2,000	1,975

See Notes to Financial Statements.

WisdomTree Trust	131

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2019

Investments	Principal Amount	Value

Morgan Stanley 5.50%, 7/28/21	$80,000	$84,348
4.88%, 11/1/22	258,000	270,350
3.75%, 2/25/23	103,000	104,598
3.88%, 4/29/24, Series F	23,000	23,365

Motorola Solutions, Inc. 3.75%, 5/15/22	299,000	300,586

MPLX L.P. 4.50%, 7/15/23	57,000	58,983

National Rural Utilities Cooperative Finance Corp. 2.90%, 3/15/21	109,000	108,892

Newmont Mining Corp. 3.50%, 3/15/22	12,000	12,068

Northrop Grumman Corp. 2.08%, 10/15/20	68,000	67,099
3.25%, 8/1/23	514,000	515,479

Nucor Corp. 4.00%, 8/1/23	125,000	128,876

Omnicom Group, Inc. 3.63%, 5/1/22	25,000	25,225

ONEOK, Inc. 4.25%, 2/1/22	82,000	83,825

Owens Corning 4.20%, 12/15/22	105,000	106,067

Packaging Corp. of America 2.45%, 12/15/20	147,000	145,232

PepsiCo, Inc. 2.25%, 5/2/22	169,000	166,506

Philip Morris International, Inc. 2.63%, 2/18/22	85,000	83,891

Plains All American Pipeline L.P. 2.60%, 12/15/19	224,000	223,038

Primerica, Inc. 4.75%, 7/15/22	120,000	123,951

Procter & Gamble Co. (The) 1.85%, 2/2/21	9,000	8,867

Regions Financial Corp. 3.80%, 8/14/23	150,000	151,805

Republic Services, Inc. 5.50%, 9/15/19	74,000	74,991

Rockwell Collins, Inc. 2.80%, 3/15/22	25,000	24,664

Roper Technologies, Inc. 3.13%, 11/15/22	4,000	3,954
3.65%, 9/15/23	224,000	225,263

Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	135,000	133,656

Ryder System, Inc. 2.80%, 3/1/22	269,000	263,997

Sabine Pass Liquefaction LLC 6.25%, 3/15/22	385,000	412,084

Sabra Health Care L.P. 5.50%, 2/1/21	106,000	107,590

Sempra Energy 2.40%, 3/15/20	173,000	171,797
4.05%, 12/1/23	56,000	56,195

Sherwin-Williams Co. (The) 2.75%, 6/1/22	66,000	64,962

Simon Property Group L.P. 4.13%, 12/1/21	144,000	147,849
2.35%, 1/30/22	52,000	51,095

Southern California Edison Co. 1.85%, 2/1/22	58,286	56,307

Southwest Airlines Co. 2.75%, 11/16/22	11,000	10,768

Spirit AeroSystems, Inc. 3.95%, 6/15/23	50,000	50,387

Stanley Black & Decker, Inc. 3.40%, 12/1/21	2,000	2,013

SunTrust Bank 3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	83,000	84,051

SunTrust Banks, Inc. 2.90%, 3/3/21	188,000	187,604

Synchrony Financial 3.00%, 8/15/19	85,000	84,963

Synovus Financial Corp. 3.13%, 11/1/22	4,000	3,870

Tapestry, Inc. 3.00%, 7/15/22	115,000	111,604

TD Ameritrade Holding Corp. 2.95%, 4/1/22	78,000	78,029

Time Warner Cable LLC 4.00%, 9/1/21	176,000	177,672

Timken Co. (The) 3.88%, 9/1/24	100,000	99,157

Total System Services, Inc. 3.80%, 4/1/21	28,000	28,114

Toyota Motor Credit Corp. 1.90%, 4/8/21	203,000	199,222

Tupperware Brands Corp. 4.75%, 6/1/21	54,000	55,219

Tyson Foods, Inc. 4.50%, 6/15/22	161,000	166,829
3.90%, 9/28/23	171,000	173,720

U.S. Bancorp 2.95%, 7/15/22	29,000	28,881

United Technologies Corp. 1.50%, 11/1/19	11,000	10,907
3.35%, 8/16/21	150,000	151,366
1.95%, 11/1/21	5,000	4,877
2.30%, 5/4/22	23,000	22,442
3.10%, 6/1/22	79,000	78,987

Ventas Realty L.P. 4.25%, 3/1/22	100,000	102,551
3.25%, 8/15/22	253,000	252,782

Verizon Communications, Inc. 2.45%, 11/1/22	44,000	43,265

VMware, Inc. 2.30%, 8/21/20	39,000	38,540

See Notes to Financial Statements.

132	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2019

Investments	Principal Amount	Value

Walgreen Co. 3.10%, 9/15/22	$45,000	$44,896

Walmart, Inc. 3.40%, 6/26/23	300,000	306,017

Warner Media LLC 4.00%, 1/15/22	17,000	17,348

Waste Management, Inc. 4.75%, 6/30/20	104,000	106,289
2.40%, 5/15/23	87,000	84,386

Wells Fargo & Co. 2.50%, 3/4/21	84,000	83,159
3.50%, 3/8/22	18,000	18,175

Western Midstream Operating L.P. 5.38%, 6/1/21	29,000	29,897

WestRock RKT LLC 4.90%, 3/1/22	17,000	17,471
4.00%, 3/1/23	159,000	160,767

Williams Cos., Inc. (The) 3.60%, 3/15/22	84,000	84,529

Willis Towers Watson PLC 5.75%, 3/15/21	46,000	48,087
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/20	113,000	112,506
TOTAL CORPORATE BONDS (Cost: $26,559,905)		26,670,370

FOREIGN CORPORATE BONDS – 8.0%

Australia – 0.4%

BHP Billiton Finance USA Ltd. 3.25%, 11/21/21	106,000	106,954

Westpac Banking Corp. 2.10%, 5/13/21	112,000	109,620

Total Australia		216,574

Canada – 0.8%

Bank of Nova Scotia (The) 3.13%, 4/20/21	80,000	80,415

Canadian Imperial Bank of Commerce 2.55%, 6/16/22	102,000	100,925

Canadian Natural Resources Ltd. 3.45%, 11/15/21	3,000	3,000

Emera US Finance L.P. 2.70%, 6/15/21	111,000	109,038

Enbridge, Inc. 4.00%, 10/1/23	18,000	18,336

Fortis, Inc. 2.10%, 10/4/21	78,000	75,427

Kinross Gold Corp. 5.13%, 9/1/21	25,000	25,662

Rogers Communications, Inc. 3.00%, 3/15/23	4,000	3,983

TransCanada PipeLines Ltd. 2.50%, 8/1/22	1,000	981

Total Canada		417,767

Chile – 0.2%

Celulosa Arauco y Constitucion S.A. 7.25%, 7/29/19	86,000	87,671

France – 0.3%

Total Capital Canada Ltd. 2.75%, 7/15/23	169,000	167,070

Germany – 0.6%

Deutsche Bank AG 4.25%, 10/14/21	360,000	358,033

Japan – 2.0%

Mitsubishi UFJ Financial Group, Inc. 3.00%, 2/22/22	391,000	389,068
2.67%, 7/25/22	139,000	136,283

Mizuho Financial Group, Inc. 3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	172,000	175,147

Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/21	102,000	99,565
2.44%, 10/19/21	290,000	284,500

Total Japan		1,084,563

Luxembourg – 0.1%

ArcelorMittal 5.50%, 3/1/21	42,000	43,663
6.25%, 2/25/22	8,000	8,574

Total Luxembourg		52,237

Mexico – 0.1%

Petroleos Mexicanos 5.38%, 3/13/22	10,000	10,070
4.63%, 9/21/23	68,000	65,073

Total Mexico		75,143

Netherlands – 0.4%

Cooperatieve Rabobank UA 3.88%, 2/8/22	122,000	124,964

Shell International Finance B.V. 1.88%, 5/10/21	112,000	109,979

Total Netherlands		234,943

Norway – 0.1%

Equinor ASA 3.15%, 1/23/22	32,000	32,360

Peru – 0.4%

Southern Copper Corp. 3.50%, 11/8/22	208,000	208,045

United Kingdom – 2.6%

BAT Capital Corp. 2.76%, 8/15/22	392,000	382,090

GlaxoSmithKline Capital PLC 3.13%, 5/14/21	107,000	107,692

GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	127,000	125,842

Reynolds American, Inc. 4.85%, 9/15/23	50,000	52,032

See Notes to Financial Statements.

WisdomTree Trust	133

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2019

Investments	Principal Amount	Value

Royal Bank of Scotland Group PLC 3.88%, 9/12/23	$341,000	$338,427

Santander UK Group Holdings PLC 3.13%, 1/8/21	84,000	83,678

Vodafone Group PLC 2.95%, 2/19/23	249,000	243,774

WPP Finance 2010 3.63%, 9/7/22	70,000	68,993

Total United Kingdom		1,402,528
TOTAL FOREIGN CORPORATE BONDS (Cost: $4,324,716)		4,336,934

FOREIGN GOVERNMENT AGENCIES – 0.1%

Canada – 0.1%

Province of Quebec Canada 2.63%, 2/13/23 (Cost: $25,607)	26,000	25,821

FOREIGN GOVERNMENT OBLIGATIONS – 1.4%

Colombia – 0.1%

Colombia Government International Bond 4.38%, 7/12/21	30,000	30,728
8.13%, 5/21/24	16,000	19,100

Total Colombia		49,828

Hungary – 0.1%

Hungary Government International Bond 6.25%, 1/29/20	1,000	1,031
6.38%, 3/29/21	72,000	76,581

Total Hungary		77,612

Mexico – 0.8%

Mexico Government International Bond 8.13%, 12/30/19	62,000	64,728
3.63%, 3/15/22	284,000	285,991
4.00%, 10/2/23	78,000	78,909

Total Mexico		429,628

Poland – 0.3%

Republic of Poland Government International Bond 5.13%, 4/21/21	26,000	27,229
3.00%, 3/17/23	112,000	111,983

Total Poland		139,212

Uruguay – 0.1%

Uruguay Government International Bond 8.00%, 11/18/22	55,000	62,232
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $760,711)		758,512

COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.2%

United States – 10.2%

Citigroup Commercial Mortgage Trust 2.95%, 9/10/58, Series 2015-GC33, Class A2	425,000	424,810

COMM Mortgage Trust 3.29%, 12/10/44, Series 2012-LC4, Class A4	472,086	474,761
3.80%, 8/10/46, Series 2013-CR10, Class ASB	73,137	74,535
2.85%, 5/10/48, Series 2015-CR23, Class A2	117,000	116,668
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,065,465

Commercial Mortgage Pass Through Certificates 1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	309,298

CSAIL Commercial Mortgage Trust 2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	343,141

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 4.19%, 12/25/20, Series K012, Class A2^(b)	150,000	153,116
2.79%, 1/25/22, Series K718, Class A2	300,000	299,732

JPMCC Commercial Mortgage Securities Trust 3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	683,306

Morgan Stanley Bank of America Merrill Lynch Trust 2.74%, 4/15/48, Series 2015-C22, Class A2	625,000	622,921
2.70%, 12/15/48, Series 2013-C8, Class ASB	41,858	41,586

UBS-Barclays Commercial Mortgage Trust 2.85%, 12/10/45, Series 2012-C4, Class A5	335,600	333,107
3.19%, 3/10/46, Series 2013-C5, Class A4	407,000	408,356

Wells Fargo Commercial Mortgage Trust 2.53%, 10/15/45, Series 2012-LC5, Class ASB	36,482	36,149
2.60%, 6/15/49, Series 2016-C34, Class A2	75,000	74,210
WFRBS Commercial Mortgage Trust 2.45%, 12/15/45, Series 2012-C10, Class ASB	39,438	39,108
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,513,169)		5,500,269

ASSET-BACKED SECURITIES – 1.2%

United States – 1.2%

Ford Credit Auto Lease Trust 2.84%, 9/15/21, Series 2019-A, Class A2A	200,000	200,020
3.30%, 2/15/22, Series 2018-B, Class A4	125,000	125,714

GM Financial Automobile Leasing Trust 3.30%, 7/20/22, Series 2018-3, Class A4	125,000	125,898
Honda Auto Receivables Owner Trust 2.90%, 6/18/24, Series 2019-1, Class A4	200,000	200,160
TOTAL ASSET-BACKED SECURITIES (Cost: $649,913)		651,792

TOTAL INVESTMENTS IN SECURITIES – 105.7% (Cost: $57,030,045)		57,190,921

Other Assets less Liabilities – (5.7)%		(3,082,028)

NET ASSETS – 100.0%		$54,108,893
*	Interest rate shown reflects the yield to maturity at the time of purchase.

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Rate shown reflects the accrual rate as of February 28, 2019 on securities with variable or step rates.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

134	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 96.1%

U.S. Treasury Bill – 96.1%

U.S. Treasury Bill 2.43%, 5/23/19*	$910,000	$904,986

TOTAL INVESTMENTS IN SECURITIES – 96.1% (Cost: $904,997)		904,986

Other Assets less Liabilities – 3.9%		36,279

NET ASSETS – 100.0%		$941,265
*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
Russell 2000 Index	(6)	$(936,000)	$1,560	3/15/2019	$(13,070)	$5,300	$(7,770)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Trust	135

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 97.3%

U.S. Treasury Bills – 97.3%

U.S. Treasury Bills
2.42%, 5/16/19*	$167,000,000	$166,159,155
2.44%, 5/23/19*	70,000,000	69,614,280

TOTAL INVESTMENTS IN SECURITIES – 97.3% (Cost: $235,777,795)		235,773,435

Other Assets less Liabilities – 2.7%		6,518,919

NET ASSETS – 100.0%		$242,292,354
*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(883)	$(244,149,500)	$2,765	3/15/2019	$(3,200,656)	$1,540,616	$(1,660,040)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

136	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 91.3%

U.S. Treasury Bills – 91.3%

U.S. Treasury Bills 2.40%, 3/7/19*(a)	$6,466,000	$6,463,497
2.42%, 3/14/19*	27,120,000	27,096,998
2.38%, 3/21/19*	165,220,000	165,005,100

TOTAL INVESTMENTS IN SECURITIES – 91.3% (Cost: $198,565,866)		198,565,595

Other Assets less Liabilities – 8.7%		18,905,550

NET ASSETS – 100.0%		$217,471,145
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $6,463,497 as of February 28, 2019.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	3/20/2019	10,294,000	JPY	92,226	USD	$362	$—
Bank of Montreal	3/20/2019	21,962,000	JPY	202,616	USD	—	(5,081)
Bank of Montreal	3/20/2019	421,229	USD	47,442,000	JPY	—	(5,483)
Bank of Montreal	3/20/2019	149,127	USD	16,742,000	JPY	—	(1,457)
Canadian Imperial Bank of Commerce†	3/20/2019	620,285,000	JPY	5,691,873	USD	—	(112,781)
Canadian Imperial Bank of Commerce†	3/20/2019	6,863,000	JPY	62,882	USD	—	(1,154)
Canadian Imperial Bank of Commerce†	3/20/2019	6,843,000	JPY	63,069	USD	—	(1,520)
Canadian Imperial Bank of Commerce†	3/20/2019	11,665,058	USD	1,314,617,000	JPY	—	(159,135)
Canadian Imperial Bank of Commerce†	3/20/2019	1,598,374	USD	180,132,000	JPY	—	(21,805)
Canadian Imperial Bank of Commerce†	3/20/2019	1,474,680	USD	164,825,000	JPY	—	(7,822)
Canadian Imperial Bank of Commerce†	3/20/2019	758,159	USD	83,058,000	JPY	11,102	—
Canadian Imperial Bank of Commerce†	3/20/2019	93,896	USD	10,351,000	JPY	795	—
Goldman Sachs	3/20/2019	76,489,000	JPY	697,759	USD	—	(9,786)
Goldman Sachs	3/20/2019	449,950	USD	49,561,000	JPY	4,178	—
Goldman Sachs	3/20/2019	190,531	USD	20,858,000	JPY	2,926	—
HSBC Holdings PLC	3/20/2019	5,193,000	JPY	47,555	USD	—	(847)
JP Morgan Chase Bank N.A.	3/20/2019	4,267,000	JPY	38,921	USD	—	(542)
Standard Chartered Bank	3/20/2019	8,199,346	USD	912,292,000	JPY	—	(6,175)
Standard Chartered Bank	6/19/2019	8,080,340	USD	892,619,000	JPY	—	(6,015)
State Street Bank and Trust	3/20/2019	41,881,000	JPY	387,966	USD	—	(11,272)
State Street Bank and Trust	3/20/2019	2,068,973,000	JPY	19,081,943	USD	—	(472,769)
State Street Bank and Trust	3/20/2019	114,370	USD	12,772,000	JPY	—	(506)
State Street Bank and Trust	3/20/2019	448,225	USD	50,400,000	JPY	—	(5,093)
						$19,363	$(829,243)
†	As of February 28, 2019, the Fund posted cash collateral of $620,000 with the counterparty, Canadian Imperial Bank of Commerce, for foreign currency contracts.

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	137

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2019

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency	169	6/17/19	$(12,005,760)	$140
Canadian Dollar Currency	106	6/18/19	(8,086,740)	11
Coffee “C”	317	7/19/19	(12,024,206)	1,257,573
Corn	422	7/12/19	(8,007,450)	282,183
Cotton No. 2	328	7/09/19	(12,134,360)	475,785
Euro Currency	84	6/17/19	(12,054,525)	557
Swiss Franc Currency	96	6/17/19	(12,148,800)	(671)
Wheat	511	7/12/19	(11,919,075)	1,441,526
			$(88,380,916)	$3,457,104

Long Exposure
10 Year U.S. Treasury Note	99	6/19/19	$12,078,000	$(75,337)
British Pound Currency	96	6/17/19	8,002,800	(906)
Copper	109	5/29/19	8,033,300	—
Gold 100 Ounce	61	6/26/19	8,068,470	—
Live Cattle	168	6/28/19	8,074,080	282,240
NY Harbor ULSD	95	5/31/19	8,053,416	(108)
Silver	102	7/29/19	8,022,300	(269,135)
Soybean	173	7/12/19	7,992,600	(157,884)
U.S. Treasury Long Bond	83	6/19/19	11,990,906	(135,063)
			$80,315,872	$(356,193)
Total – Net			$(8,065,044)	$3,100,911
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

138	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

February 28, 2019

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Asia Local Debt Fund
ASSETS:

Investments, at cost	$44,338,553	$7,902,501	$20,160,671	$12,509,760	$15,702,820

Investment in affiliates, at cost (Note 3)	2,284,555	450,096	1,169,777	793,239	—

Repurchase agreements, at cost	—	3,980,000	9,165,000	6,510,000	2,600,000

Foreign currency, at cost	—	—	62	—	72,473
Investments in securities, at value (Note 2)	44,338,215	7,902,427	20,160,517	12,509,663	14,826,257

Investment in affiliates, at value (Note 3)	2,283,190	450,366	1,169,194	792,844	—

Repurchase agreements, at value (Note 2)	—	3,980,000	9,165,000	6,510,000	2,600,000

Cash	326,701	81,943	182,258	621,300	120,842

Foreign currency, at value	—	—	62	—	73,190

Unrealized appreciation on foreign currency contracts	547,832	287,856	793,102	116,609	15,172

Receivables:

Interest	—	290	667	474	186,448
Total Assets	47,495,938	12,702,882	31,470,800	20,550,890	17,821,909
LIABILITIES:

Unrealized depreciation on foreign currency contracts	105,041	37,880	20,843	73,063	18,648

Payables:

Advisory fees (Note 3)	19,353	4,351	10,604	8,537	6,638

Service fees (Note 2)	173	43	105	69	53

Foreign capital gains tax	—	—	—	—	792
Total Liabilities	124,567	42,274	31,552	81,669	26,131
NET ASSETS	$47,371,371	$12,660,608	$31,439,248	$20,469,221	$17,795,778
NET ASSETS:

Paid-in capital	$56,445,980	$112,056,336	$31,464,175	$67,153,339	$28,136,031

Total distributable earnings (loss)	(9,074,609)	(99,395,728)	(24,927)	(46,684,118)	(10,340,253)
NET ASSETS	$47,371,371	$12,660,608	$31,439,248	$20,469,221	$17,795,778
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,750,000	750,000	1,200,000	1,100,000	400,000
Net asset value per share	$27.07	$16.88	$26.20	$18.61	$44.49

See Notes to Financial Statements.

WisdomTree Trust	139

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2019

	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
ASSETS:

Investments, at cost	$41,840,530	$198,203,992	$2,072,138,506	$260,828,340	$78,932,335

Repurchase agreements, at cost	—	12,950,000	—	—	1,750,000

Foreign currency, at cost	—	675,205	—	—	—
Investments in securities, at value[1,2] (Note 2)	41,557,612	171,747,627	2,072,052,784	258,322,609	79,156,238

Repurchase agreements, at value (Note 2)	—	12,950,000	—	—	1,750,000

Cash	800,606	962,962	12,522,619	3,113,729	445,363

Deposits at broker for futures contracts	87,436	—	—	1,039,151	678,258

Foreign currency, at value	—	673,521	—	—	—

Unrealized appreciation on foreign currency contracts	—	541,804	—	—	—

Receivables:

Investment securities sold	1,020,562	—	170,379,966	9,179	5,782

Capital shares sold	—	—	10,659,081	—	—

Securities lending income	179	—	—	13,701	147

Interest	560,439	3,343,291	4,114,182	4,379,578	468,997

Foreign tax reclaims	—	9,176	—	—	—

Net variation margin on futures contracts	6,518	—	—	124,875	105,867
Total Assets	44,033,352	190,228,381	2,269,728,632	267,002,822	82,610,652
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	3,610	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	1,222,615	—	—	14,996,033	152,740

Investment securities purchased	498,310	—	190,970,357	—	1,503,270

Capital shares redeemed	—	—	2,508,052	—	—

Advisory fees (Note 3)	19,419	80,450	236,224	83,303	14,274

Service fees (Note 2)	142	644	6,930	852	272

Foreign capital gains tax	—	16,607	—	—	—
Total Liabilities	1,740,486	101,311	193,721,563	15,080,188	1,670,556
NET ASSETS	$42,292,866	$190,127,070	$2,076,007,069	$251,922,634	$80,940,096
NET ASSETS:

Paid-in capital	$51,618,404	$248,538,896	$2,076,550,144	$261,648,264	$83,932,508

Total distributable earnings (loss)	(9,325,538)	(58,411,826)	(543,075)	(9,725,630)	(2,992,412)
NET ASSETS	$42,292,866	$190,127,070	$2,076,007,069	$251,922,634	$80,940,096
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	600,000	5,500,000	82,775,000	10,700,000	1,700,000
Net asset value per share	$70.49	$34.57	$25.08	$23.54	$47.61
[1] Includes market value of securities out on loan of:	$1,186,501	—	—	$14,374,261	$148,433
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

140	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2019

	WisdomTree Negative Duration High Yield Bond Fund	WisdomTree Negative Duration U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced Global Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
ASSETS:

Investments, at cost	$54,407,296	$25,048,545	$1,057,242	$492,506,441	$57,030,045

Investment in affiliates, at cost (Note 3)	—	—	1,419,393	—	—

Foreign currency, at cost	—	—	5,126	—	—
Investments in securities, at value[1,2] (Note 2)	53,871,917	25,041,001	1,085,255	487,043,656	57,190,921

Investment in affiliates, at value (Note 3)	—	—	1,447,217	—	—

Cash	994,996	355,672	4,731	5,820,020	100,870

Deposits at broker for futures contracts	873,763	613,935	—	—	—

Foreign currency, at value	—	—	5,139	—	—

Unrealized appreciation on foreign currency contracts	—	—	8,362	—	—

Receivables:

Investment securities sold	19,860	892,562	56,128	10,757,604	651,000

Securities lending income	3,355	10	—	1,219	—

Interest	903,463	149,981	8,846	3,747,740	379,548

Foreign tax reclaims	—	—	5	127	—

Net variation margin on futures contracts	107,206	61,711	—	—	—
Total Assets	56,774,560	27,114,872	2,615,683	507,370,366	58,322,339
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	2,592	—	—

Securities sold short, at value[3]	—	862,941	—	786,492	—

Payables:

Cash collateral received for securities loaned (Note 2)	3,425,368	27,860	—	2,367,740	—

Investment securities purchased	—	377,021	68,041	16,466,725	4,208,419

Advisory fees (Note 3)	20,162	5,527	252	39,792	4,849

Service fees (Note 2)	185	87	9	1,459	178

Interest on securities sold short	—	1,354	—	833	—
Total Liabilities	3,445,715	1,274,790	70,894	19,663,041	4,213,446
NET ASSETS	$53,328,845	$25,840,082	$2,544,789	$487,707,325	$54,108,893
NET ASSETS:

Paid-in capital	$57,278,402	$29,687,413	$2,500,100	$499,792,164	$54,201,607

Total distributable earnings (loss)	(3,949,557)	(3,847,331)	44,689	(12,084,839)	(92,714)
NET ASSETS	$53,328,845	$25,840,082	$2,544,789	$487,707,325	$54,108,893
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,600,000	600,000	100,004	10,000,000	1,100,000
Net asset value per share	$20.51	$43.07	$25.45	$48.77	$49.19
[1] Includes market value of securities out on loan of:	$3,312,160	$27,116	—	$2,293,300	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Proceeds received on securities sold short were as follows:	—	$863,015	—	$787,336	—

See Notes to Financial Statements.

WisdomTree Trust	141

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

February 28, 2019

	WisdomTree CBOE Russell 2000 PutWrite Strategy Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$904,997	$235,777,795	$198,565,866
Investments in securities, at value	904,986	235,773,435	198,565,595

Cash	44,361	8,250,131	19,132,323

Cash collateral posted for foreign currency contracts	—	—	620,000

Unrealized appreciation on foreign currency contracts	—	—	19,363

Receivables:

Net variation margin on futures contracts	—	—	74,450
Total Assets	949,347	244,023,566	218,411,731
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	829,243

Written options, at value[1]	7,770	1,660,040	—

Payables:

Advisory fees (Note 3)	309	70,358	110,593

Service fees (Note 2)	3	814	750
Total Liabilities	8,082	1,731,212	940,586
NET ASSETS	$941,265	$242,292,354	$217,471,145
NET ASSETS:

Paid-in capital	$1,407,159	$263,726,725	$234,357,181

Total distributable earnings (loss)	(465,894)	(21,434,371)	(16,886,036)
NET ASSETS	$941,265	$242,292,354	$217,471,145
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,004	9,100,000	5,600,000
Net asset value per share	$18.82	$26.63	$38.83
[1] Premiums received on written options were as follows:	$13,070	$3,200,656	—

See Notes to Financial Statements.

142	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended February 28, 2019

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Asia Local Debt Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$35,939	$4,541	$11,790	$8,721	$—

Interest[1]	834,293	127,764	324,257	230,794	292,992
Total investment income	870,232	132,305	336,047	239,515	292,992
EXPENSES:

Advisory fees (Note 3)	201,046	27,452	69,007	61,254	45,920

Service fees (Note 2)	1,770	269	675	490	368
Total expenses	202,816	27,721	69,682	61,744	46,288
Expense waivers (Note 3)	(2,674)	(305)	(668)	(390)	—
Net expenses	200,142	27,416	69,014	61,354	46,288
Net investment income	670,090	104,889	267,033	178,161	246,704
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions[2]	(305)	—	(19)	(138)	(459,593)

Investment transactions in affiliates (Note 3)	(2,140)	—	—	(245)	—

Foreign currency contracts	1,241,323	122,950	(917,822)	(427,179)	(59,091)

Foreign currency related transactions	(846)	—	—	(5,951)	(2,195)
Net realized gain (loss)	1,238,032	122,950	(917,841)	(433,513)	(520,879)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(8,657)	(785)	(2,344)	(1,666)	873,686

Foreign currency contracts	(246,416)	1,194,942	1,842,836	1,409,489	43,995

Translation of assets and liabilities denominated in foreign currencies	—	—	1	—	8,276
Net increase (decrease) in unrealized appreciation/depreciation	(255,073)	1,194,157	1,840,493	1,407,823	925,957
Net realized and unrealized gain on investments	982,959	1,317,107	922,652	974,310	405,078
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,653,049	$1,421,996	$1,189,685	$1,152,471	$651,782
[1] Net of foreign withholding tax of:	—	—	—	—	$16,703
[2] Net of foreign capital gains tax withheld of:	—	—	—	—	$3,573
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$(359)

See Notes to Financial Statements.

WisdomTree Trust	143

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 28, 2019

	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
INVESTMENT INCOME:

Interest[1]	$1,003,610	$5,722,549	$12,371,802	$8,416,225	$1,045,748

Payment-in-kind interest	—	—	—	18,537	—

Securities lending income (Note 2)	2,693	—	—	101,425	748
Total investment income	1,006,303	5,722,549	12,371,802	8,536,187	1,046,496
EXPENSES:

Advisory fees (Note 3)	122,969	493,390	763,298	596,027	76,690

Service fees (Note 2)	902	3,947	22,390	6,099	1,467
Total expenses	123,871	497,337	785,688	602,126	78,157
Net investment income	882,432	5,225,212	11,586,114	7,934,061	968,339
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(130,658)	(3,975,968)	(379,717)	(3,990,309)	(50,676)

In-kind redemptions	—	(8,161,650)	52,159	(700,589)	—

Futures contracts	(59,100)	—	—	(2,197,221)	(1,205,829)

Foreign currency contracts	—	(666,630)	—	—	—

Foreign currency related transactions	—	(140,453)	—	—	—
Net realized loss	(189,758)	(12,944,701)	(327,558)	(6,888,119)	(1,256,505)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	1,339,024	22,626,429	(120,686)	(1,980,134)	684,735

Futures contracts	(7,255)	—	—	506,535	418,200

Foreign currency contracts	—	1,393,385	—	—	—

Translation of assets and liabilities denominated in foreign currencies	—	305,392	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	1,331,769	24,325,206	(120,686)	(1,473,599)	1,102,935
Net realized and unrealized gain (loss) on investments	1,142,011	11,380,505	(448,244)	(8,361,718)	(153,570)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,024,443	$16,605,717	$11,137,870	$(427,657)	$814,769
[1] Net of foreign withholding tax of:	—	$121,306	—	—	—
[2] Net of foreign capital gains tax credit of:	—	$5,512	—	—	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$11,804	—	—	—

See Notes to Financial Statements.

144	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended February 28, 2019

	WisdomTree Negative Duration High Yield Bond Fund	WisdomTree Negative Duration U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced Global Aggregate Bond Fund[1]	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$—	$—	$13,097	$—	$—

Interest[2]	1,758,009	549,797	2,775	7,081,594	590,746

Payment-in-kind interest	1,650	—	—	—	—

Securities lending income (Note 2)	27,128	395	—	5,872	—
Total investment income	1,786,787	550,192	15,872	7,087,466	590,746
EXPENSES:

Advisory fees (Note 3)	139,466	48,806	1,080	400,490	39,436

Service fees (Note 2)	1,278	766	23	8,811	868
Total expenses	140,744	49,572	1,103	409,301	40,304
Expense waivers (Note 3)	—	—	(400)	(160,196)	(15,775)
Net expenses	140,744	49,572	703	249,105	24,529
Net investment income	1,646,043	500,620	15,169	6,838,361	566,217
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(259,673)	30,672	—	(3,142,351)	(16,407)

Investment transactions in affiliates (Note 3)	—	—	3,105	—	—

In-kind redemptions	(345,407)	(5,253)	—	(1,110,966)	(166,483)

Futures contracts	(1,506,104)	(1,301,839)	—	—	—

Securities sold short	(61)	(8,042)	—	41,340	—

Foreign currency contracts	—	—	(17,583)	—	—

Foreign currency related transactions	—	—	(2,869)	—	—
Net realized loss	(2,111,245)	(1,284,462)	(17,347)	(4,211,977)	(182,890)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(566,810)	316,210	55,837	4,068,824	529,048

Futures contracts	561,321	325,443	—	—	—

Securities sold short	—	1,931	—	24,620	—

Foreign currency contracts	—	—	5,770	—	—

Translation of assets and liabilities denominated in foreign currencies	—	—	121	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(5,489)	643,584	61,728	4,093,444	529,048
Net realized and unrealized gain (loss) on investments	(2,116,734)	(640,878)	44,381	(118,533)	346,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(470,691)	$(140,258)	$59,550	$6,719,828	$912,375
[1] For the period December 13, 2018 (commencement of operations) through February 28, 2019.
[2] Net of foreign withholding tax of:	—	—	$43	$240	—

See Notes to Financial Statements.

WisdomTree Trust	145

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended February 28, 2019

	WisdomTree CBOE Russell 2000 PutWrite Strategy Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:

Interest	$23,249	$2,389,869	$2,076,873
Total investment income	23,249	2,389,869	2,076,873
EXPENSES:

Advisory fees (Note 3)	6,608	516,800	786,863

Service fees (Note 2)	59	5,168	4,616
Total expenses	6,667	521,968	791,479
Expense waivers (Note 3)	(809)	(70,473)	(104,915)
Net expenses	5,858	451,495	686,564
Net investment income	17,391	1,938,374	1,390,309
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	10	(19,372)	196

Futures contracts	—	—	(3,558,597)

Written options	(418,639)	(22,033,545)	—

Foreign currency contracts	—	—	170,148
Net realized loss	(418,629)	(22,052,917)	(3,388,253)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(640)	(33,250)	(21,008)

Futures contracts	—	—	990,062

Written options	(50,060)	(175,224)	—

Foreign currency contracts	—	—	(690,866)
Net increase (decrease) in unrealized appreciation/depreciation	(50,700)	(208,474)	278,188
Net realized and unrealized loss on investments	(469,329)	(22,261,391)	(3,110,065)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(451,938)	$(20,323,017)	$(1,719,756)

See Notes to Financial Statements.

146	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Brazilian Real Strategy Fund		WisdomTree Chinese Yuan Strategy Fund

	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$670,090	$740,847	$104,889	$148,298	$267,033	$348,338

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	1,238,032	1,098,780	122,950	(1,459,636)	(917,841)	1,985,943

Net increase (decrease) in unrealized appreciation/depreciation on investments and foreign currency contracts	(255,073)	614,970	1,194,157	(1,862,643)	1,840,493	(2,266,958)
Net increase (decrease) in net assets resulting from operations	1,653,049	2,454,597	1,421,996	(3,173,981)	1,189,685	67,323
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(740,869)	—	(148,305)	—	(348,348)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,695,364	48,951,113	751,157	1,896,510	—	1,365,571

Cost of shares redeemed	(47,120,614)	(98,983,147)	—	(10,798,135)	(1,263,529)	(7,883,325)
Net increase (decrease) in net assets resulting from capital share transactions	(44,425,250)	(50,032,034)	751,157	(8,901,625)	(1,263,529)	(6,517,754)
Net Increase (Decrease) in Net Assets	(43,513,070)	(47,577,437)	2,024,848	(12,075,606)	(422,192)	(6,450,431)
NET ASSETS:

Beginning of period	$90,884,441	$138,461,878	$10,635,760	$22,711,366	$31,861,440	$38,311,871

End of period	$47,371,371	$90,884,441	$12,660,608	$10,635,760	$31,439,248	$31,861,440
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,400,000	5,400,000	700,000	1,200,000	1,250,000	1,500,000

Shares created	100,000	1,850,000	50,000	100,000	—	50,000

Shares redeemed	(1,750,000)	(3,850,000)	—	(600,000)	(50,000)	(300,000)
Shares outstanding, end of period	1,750,000	3,400,000	750,000	700,000	1,200,000	1,250,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

WisdomTree Trust	147

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Currency Strategy Fund		WisdomTree Asia Local Debt Fund		WisdomTree Emerging Markets Corporate Bond Fund

	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$178,161	$371,692	$246,704	$535,506	$882,432	$1,898,377

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(433,513)	(439,115)	(520,879)	(211,258)	(189,758)	986,212

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,407,823	(1,887,488)	925,957	(1,042,383)	1,331,769	(3,909,317)
Net increase (decrease) in net assets resulting from operations	1,152,471	(1,954,911)	651,782	(718,135)	2,024,443	(1,024,728)
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(371,701)	—	(220,000)	—	(882,000)	(1,911,500)

Tax return of capital	—	—	—	(338,000)	—	—
Total distributions to shareholders	(371,701)	—	(220,000)	(338,000)	(882,000)	(1,911,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	7,566,082	4,447,957	4,652,849	—	—

Cost of shares redeemed	(9,057,285)	(26,620,416)	(4,381,720)	(9,109,656)	—	(6,948,535)
Net increase (decrease) in net assets resulting from capital share transactions	(9,057,285)	(19,054,334)	66,237	(4,456,807)	—	(6,948,535)
Net Increase (Decrease) in Net Assets	(8,276,515)	(21,009,245)	498,019	(5,512,942)	1,142,443	(9,884,763)
NET ASSETS:

Beginning of period	$28,745,736	$49,754,981	$17,297,759	$22,810,701	$41,150,423	$51,035,186

End of period	$20,469,221	$28,745,736	$17,795,778	$17,297,759	$42,292,866	$41,150,423
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,600,000	2,600,000	400,000	500,000	600,000	700,000

Shares created	—	400,000	100,000	100,000	—	—

Shares redeemed	(500,000)	(1,400,000)	(100,000)	(200,000)	—	(100,000)
Shares outstanding, end of period	1,100,000	1,600,000	400,000	400,000	600,000	600,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

148	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund		WisdomTree Interest Rate Hedged High Yield Bond Fund

	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,225,212	$12,029,479	$11,586,114	$1,100,834	$7,934,061	$7,867,446

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(12,944,701)	(5,426,976)	(327,558)	(2,336)	(6,888,119)	970,468

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	24,325,206	(28,766,118)	(120,686)	33,797	(1,473,599)	(1,063,701)
Net increase (decrease) in net assets resulting from operations	16,605,717	(22,163,615)	11,137,870	1,132,295	(427,657)	7,774,213
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(5,053,000)	(11,366,481)	(11,724,875)	(1,084,648)	(8,402,528)	(7,684,572)

Tax return of capital	—	(317,019)	—	—	—	—
Total distributions to shareholders	(5,053,000)	(11,683,500)	(11,724,875)	(1,084,648)	(8,402,528)	(7,684,572)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	32,687,818	52,407,841	1,949,387,419	297,065,989	68,860,455	216,846,922

Cost of shares redeemed	(26,196,401)	(103,328,362)	(144,837,341)	(26,323,229)	(70,439,819)	(9,601,849)
Net increase (decrease) in net assets resulting from capital share transactions	6,491,417	(50,920,521)	1,804,550,078	270,742,760	(1,579,364)	207,245,073
Net Increase (Decrease) in Net Assets	18,044,134	(84,767,636)	1,803,963,073	270,790,407	(10,409,549)	207,334,714
NET ASSETS:

Beginning of period	$172,082,936	$256,850,572	$272,043,996	$1,253,589	$262,332,183	$54,997,469

End of period	$190,127,070	$172,082,936	$2,076,007,069	$272,043,996	$251,922,634	$262,332,183
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,300,000	6,600,000	10,850,000	50,000	10,900,000	2,300,000

Shares created	1,000,000	1,400,000	77,700,000	11,850,000	2,900,000	9,000,000

Shares redeemed	(800,000)	(2,700,000)	(5,775,000)	(1,050,000)	(3,100,000)	(400,000)
Shares outstanding, end of period	5,500,000	5,300,000	82,775,000	10,850,000	10,700,000	10,900,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

WisdomTree Trust	149

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Negative Duration High Yield Bond Fund		WisdomTree Negative Duration U.S. Aggregate Bond Fund

	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$968,339	$776,562	$1,646,043	$1,377,187	$500,620	$685,022

Net realized gain (loss) on investments, futures contracts and securities sold short	(1,256,505)	858,331	(2,111,245)	461,041	(1,284,462)	433,349

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and securities sold short	1,102,935	(974,170)	(5,489)	(196,770)	643,584	(614,751)
Net increase (decrease) in net assets resulting from operations	814,769	660,723	(470,691)	1,641,458	(140,258)	503,620
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(982,448)	(800,306)	(1,650,596)	(1,348,556)	(531,050)	(681,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	28,501,336	33,613,518	14,689,743	46,674,829	13,207,706	39,460,775

Cost of shares redeemed	—	(4,812,055)	(16,261,728)	(6,264,776)	(17,063,054)	(26,068,108)
Net increase (decrease) in net assets resulting from capital share transactions	28,501,336	28,801,463	(1,571,985)	40,410,053	(3,855,348)	13,392,667
Net Increase (Decrease) in Net Assets	28,333,657	28,661,880	(3,693,272)	40,702,955	(4,526,656)	13,214,787
NET ASSETS:

Beginning of period	$52,606,439	$23,944,559	$57,022,117	$16,319,162	$30,366,738	$17,151,951

End of period	$80,940,096	$52,606,439	$53,328,845	$57,022,117	$25,840,082	$30,366,738
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,100,000	500,000	2,700,000	800,000	700,000	400,000

Shares created	600,000	700,000	700,000	2,200,000	300,000	900,000

Shares redeemed	—	(100,000)	(800,000)	(300,000)	(400,000)	(600,000)
Shares outstanding, end of period	1,700,000	1,100,000	2,600,000	2,700,000	600,000	700,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

150	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Yield Enhanced Global Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

	For the Period December 13, 2018* through February 28, 2019 (unaudited)	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,169	$6,838,361	$10,056,121	$566,217	$575,156

Net realized loss on investments, securities sold short, foreign currency contracts and foreign currency related transactions	(17,347)	(4,211,977)	(1,763,715)	(182,890)	(99,093)

Net increase (decrease) in unrealized appreciation/depreciation on investments, securities sold short, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	61,728	4,093,444	(12,491,927)	529,048	(384,289)
Net increase (decrease) in net assets resulting from operations	59,550	6,719,828	(4,199,521)	912,375	91,774
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(14,861)	(6,938,252)	(10,385,000)	(555,000)	(565,940)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,500,000	112,221,082	270,087,496	29,269,354	34,552,841

Cost of shares redeemed	—	(42,957,451)	(4,946,279)	(14,621,599)	(100)
Net increase in net assets resulting from capital share transactions	2,500,000	69,263,631	265,141,217	14,647,755	34,552,741
Net Increase in Net Assets	2,544,689	69,045,207	250,556,696	15,005,130	34,078,575
NET ASSETS:

Beginning of period	$100	$418,662,118	$168,105,422	$39,103,763	$5,025,188

End of period	$2,544,789	$487,707,325	$418,662,118	$54,108,893	$39,103,763
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	8,600,000	3,300,000	800,000	100,002

Shares created	100,000	2,300,000	5,400,000	600,000	700,000

Shares redeemed	—	(900,000)	(100,000)	(300,000)	(2)
Shares outstanding, end of period	100,004	10,000,000	8,600,000	1,100,000	800,000
*	Commencement of operations.

[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

WisdomTree Trust	151

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree CBOE Russell 2000 PutWrite Strategy Fund		WisdomTree CBOE S&P 500 PutWrite Strategy Fund		WisdomTree Managed Futures Strategy Fund (consolidated)

	For the Six Months Ended February 28, 2019 (unaudited)	For the Period February 1, 2018* through August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$17,391	$15,168	$1,938,374	$1,775,359	$1,390,309	$1,102,934

Net realized gain (loss) on investments, futures contracts, written options and foreign currency contracts	(418,629)	131,426	(22,052,917)	13,543,184	(3,388,253)	4,274,842

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options and foreign currency contracts	(50,700)	55,989	(208,474)	(139,519)	278,188	1,530,320
Net increase (decrease) in net assets resulting from operations	(451,938)	202,583	(20,323,017)	15,179,024	(1,719,756)	6,908,096
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(216,539)	—	(13,395,542)	(9,916,345)	(9,119,434)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	7,532,882	72,870,508	145,903,552	112,328,051	22,056,486

Cost of shares redeemed	(3,669,742)	(2,456,081)	(35,294,039)	(117,366,473)	(44,267,908)	(39,593,501)
Net increase (decrease) in net assets resulting from capital share transactions	(3,669,742)	5,076,801	37,576,469	28,537,079	68,060,143	(17,537,015)
Net Increase (Decrease) in Net Assets	(4,338,219)	5,279,384	3,857,910	33,799,758	57,220,953	(10,628,919)
NET ASSETS:

Beginning of period	$5,279,484	$100	$238,434,444	$204,634,686	$160,250,192	$170,879,111

End of period	$941,265	$5,279,484	$242,292,354	$238,434,444	$217,471,145	$160,250,192
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,004	4	7,800,000	7,000,004	3,950,000	4,400,000

Shares created	—	300,000	2,650,000	4,950,000	2,800,000	550,000

Shares redeemed	(150,000)	(100,000)	(1,350,000)	(4,150,004)	(1,150,000)	(1,000,000)
Shares outstanding, end of period	50,004	200,004	9,100,000	7,800,000	5,600,000	3,950,000
*	Commencement of operations.

[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

152	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$26.73	$25.64	$26.34	$28.63	$25.11	$25.12
Investment operations:

Net investment income (loss)[1]	0.22	0.21	0.00 [2]	(0.10)	(0.13)	(0.08)

Net realized and unrealized gain (loss)	0.36	0.88 [3]	(0.70)	(0.42)[3]	4.08	0.07
Total from investment operations	0.58	1.09	(0.70)	(0.52)	3.95	(0.01)
Dividends and distributions to shareholders:

Net investment income	(0.24)	—	—	—	—	—

Capital gains	—	—	—	(1.77)	(0.43)	—
Total dividends and distributions to shareholders	(0.24)	—	—	(1.77)	(0.43)	—
Net asset value, end of period	$27.07	$26.73	$25.64	$26.34	$28.63	$25.11

TOTAL RETURN[4]	2.16%	4.25%[5]	(2.66)%	(2.05)%[6]	15.83%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$47,371	$90,884	$138,462	$237,059	$340,684	$55,245

Ratios to average net assets of:

Expenses	0.50%[7,8]	0.50%[8]	0.50%	0.50%	0.50%	0.51%[7,9]

Net investment income (loss)	1.67%[7]	0.83%	0.00%[10]	(0.35)%	(0.48)%	(0.48)%[7]
Portfolio turnover rate[11]	0%	0%	0%	0%	0%	0%

WisdomTree Brazilian Real Strategy Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$15.19	$18.93	$16.75	$13.33	$19.48	$16.83
Investment operations:

Net investment income (loss)[1]	0.14	0.16	0.02	(0.04)	(0.07)	(0.07)

Net realized and unrealized gain (loss)	1.75	(3.90)	2.16	3.46	(6.08)	2.72
Total from investment operations	1.89	(3.74)	2.18	3.42	(6.15)	2.65
Dividends to shareholders:

Net investment income	(0.20)	—	—	—	—	—
Net asset value, end of period	$16.88	$15.19	$18.93	$16.75	$13.33	$19.48

TOTAL RETURN[4]	12.49%	(19.76)%	13.01%	25.66%	(31.57)%	15.75%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$12,661	$10,636	$22,711	$23,448	$15,995	$31,163

Ratios to average net assets of:

Expenses	0.45%[7,8]	0.45%[8]	0.45%	0.45%	0.45%	0.46%[12]

Net investment income (loss)	1.72%[7]	0.89%	0.10%	(0.26)%	(0.40)%	(0.40)%
Portfolio turnover rate[11]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Includes a voluntary reimbursement from the sub-advisor of less than $0.01 per share and $0.01 per share for investment losses on certain foreign exchange transactions during the fiscal years ending August 31, 2018 and 2016, respectively.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[7]	Annualized.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[10]	Amount represents less than 0.005%.

[11]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45%.

See Notes to Financial Statements.

WisdomTree Trust	153

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$25.49	$25.54	$24.42	$24.67	$25.35	$26.22
Investment operations:

Net investment income (loss)[1]	0.22	0.24	0.02	0.06	0.06	(0.03)

Net realized and unrealized gain (loss)	0.78	(0.29)	1.10	(0.31)	(0.64)	0.20
Total from investment operations	1.00	(0.05)	1.12	(0.25)	(0.58)	0.17
Dividends and distributions to shareholders:

Net investment income	(0.29)	—	—	—	—	(0.21)

Capital gains	—	—	—	—	(0.10)	(0.83)
Total dividends and distributions to shareholders	(0.29)	—	—	—	(0.10)	(1.04)
Net asset value, end of period	$26.20	$25.49	$25.54	$24.42	$24.67	$25.35

TOTAL RETURN[2]	3.97%	(0.20)%	4.59%	(1.01)%	(2.30)%	0.63%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$31,439	$31,861	$38,312	$48,843	$88,827	$152,119

Ratios to average net assets of:

Expenses	0.45%[3,4]	0.45%[4]	0.45%	0.45%	0.45%	0.46%[5]

Net investment income (loss)	1.74%[3]	0.92%	0.09%	0.26%	0.24%	(0.11)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$17.97	$19.14	$17.97	$17.01	$20.43	$19.66
Investment operations:

Net investment income (loss)[1]	0.15	0.16	0.00[7]	(0.07)	(0.10)	(0.11)

Net realized and unrealized gain (loss)	0.83	(1.33)	1.17	1.03	(3.32)	0.88
Total from investment operations	0.98	(1.17)	1.17	0.96	(3.42)	0.77
Dividends to shareholders:

Net investment income	(0.34)	—	—	—	—	—
Net asset value, end of period	$18.61	$17.97	$19.14	$17.97	$17.01	$20.43

TOTAL RETURN[2]	5.50%	(6.11)%	6.51%	5.64%	(16.74)%	3.92%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$20,469	$28,746	$49,755	$43,130	$52,719	$102,148

Ratios to average net assets of:

Expenses	0.55%[3,4]	0.55%[4]	0.55%	0.55%	0.55%	0.56%[5]

Net investment income (loss)	1.60%[3]	0.82%	0.01%	(0.41)%	(0.52)%	(0.53)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Chinese Yuan Strategy Fund and 0.55% for the WisdomTree Emerging Currency Strategy Fund.

[6]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

See Notes to Financial Statements.

154	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$43.24	$45.62	$45.61	$42.86	$49.93	$47.41
Investment operations:

Net investment income[1]	0.64	1.23	0.96	0.99	1.29	1.15

Net realized and unrealized gain (loss)	1.16	(2.83)	(0.16)	2.74	(7.28)	2.00
Total from investment operations	1.80	(1.60)	0.80	3.73	(5.99)	3.15
Dividends and distributions to shareholders:

Net investment income	(0.55)	—	(0.27)	(0.36)	(1.08)	(0.47)

Return of capital	—	(0.78)	(0.52)	(0.62)	—	(0.16)
Total dividends and distributions to shareholders	(0.55)	(0.78)	(0.79)	(0.98)	(1.08)	(0.63)
Net asset value, end of period	$44.49	$43.24	$45.62	$45.61	$42.86	$49.93

TOTAL RETURN[2]	4.21%	(3.56)%	1.81%	8.81%	(12.15)%	6.69%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$17,796	$17,298	$22,811	$27,367	$38,574	$339,553

Ratios to average net assets of:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.56%[4]

Net investment income	2.95%[3]	2.72%	2.15%	2.24%	2.68%	2.36%
Portfolio turnover rate[5]	18%	43%	46%	26%	10%	62%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$68.58	$72.91	$71.93	$69.13	$77.82	$72.97
Investment operations:

Net investment income[1]	1.47	2.84	2.87	2.97	3.51	3.47

Net realized and unrealized gain (loss)	1.91	(4.30)	0.98	2.82	(8.61)	5.56
Total from investment operations	3.38	(1.46)	3.85	5.79	(5.10)	9.03
Dividends and distributions to shareholders:

Net investment income	(1.47)	(2.87)	(2.87)	(2.99)	(3.56)	(3.45)

Capital gains	—	—	—	—	—	(0.73)

Return of capital	—	—	—	—	(0.03)	—
Total dividends and distributions to shareholders	(1.47)	(2.87)	(2.87)	(2.99)	(3.59)	(4.18)
Net asset value, end of period	$70.49	$68.58	$72.91	$71.93	$69.13	$77.82

TOTAL RETURN[2]	5.00%	(2.08)%	5.51%	8.71%	(6.69)%	12.71%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$42,293	$41,150	$51,035	$57,543	$82,956	$116,737

Ratios to average net assets of:

Expenses	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.61%[4]

Net investment income	4.31%[3]	3.96%	4.03%	4.35%	4.79%	4.59%
Portfolio turnover rate[5]	26%	132%	36%	21%	25%	40%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Asia Local Debt Fund and 0.60% for the WisdomTree Emerging Markets Corporate Bond Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	155

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$32.47	$38.92	$37.59	$35.77	$47.13	$45.93
Investment operations:

Net investment income[1]	0.96	2.15	2.07	2.00	2.17	2.26

Net realized and unrealized gain (loss)	2.07	(6.48)	1.00	1.57	(11.46)	0.64
Total from investment operations	3.03	(4.33)	3.07	3.57	(9.29)	2.90
Dividends and distributions to shareholders:

Net investment income	(0.93)	(2.06)	(0.82)	(0.59)	(1.95)	(1.02)

Capital gains	—	—	—	—	—	(0.14)

Return of capital	—	(0.06)	(0.92)	(1.16)	(0.12)	(0.54)
Total dividends and distributions to shareholders	(0.93)	(2.12)	(1.74)	(1.75)	(2.07)	(1.70)
Net asset value, end of period	$34.57	$32.47	$38.92	$37.59	$35.77	$47.13

TOTAL RETURN[2]	9.47%	(11.66)%	8.46%	10.34%	(20.19)%	6.43%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$190,127	$172,083	$256,851	$327,034	$479,267	$838,859

Ratios to average net assets of:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.56%[4]

Net investment income	5.82%[3]	5.71%	5.51%	5.59%	5.22%	4.84%
Portfolio turnover rate[5]	15%	44%	39%	46%	22%	78%

WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 4, 2014* through August 31, 2014
Net asset value, beginning of period	$25.07	$25.07	$25.03	$24.99	$24.99	$25.00
Investment operations:

Net investment income (loss)[1]	0.28	0.45	0.17	0.05	(0.01)	(0.01)

Net realized and unrealized gain (loss)	(0.02)	(0.07)	0.04	0.02	0.01	0.00 [6]
Total from investment operations	0.26	0.38	0.21	0.07	(0.00)[6]	(0.01)
Dividends and distributions to shareholders:

Net investment income	(0.25)	(0.35)	(0.17)	(0.03)	—	—

Capital gains	—	(0.03)	—	—	—	—
Total dividends and distributions to shareholders	(0.25)	(0.38)	(0.17)	(0.03)	—	—
Net asset value, end of period	$25.08	$25.07	$25.07	$25.03	$24.99	$24.99

TOTAL RETURN[2]	1.05%	1.53%	0.85%	0.28%	0.00%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,076,007	$272,044	$1,254	$1,251	$1,250	$2,499

Ratios to average net assets of:

Expenses, net of expense waivers	0.15%[3]	0.15%	0.15%	0.15%	0.15%	0.15%[3]

Expenses, prior to expense waivers	0.15%[3]	0.17%	0.20%	0.20%	0.20%	0.20%[3]

Net investment income (loss)	2.28%[3]	1.83%	0.68%	0.20%	(0.06)%	(0.06)%[3]
Portfolio turnover rate[5]	89%	170%	160%	157%	118%	65%
*	Commencement of operations

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Floating Rate Treasury Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.55%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

156	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$24.07	$23.91	$23.39	$23.18	$24.86	$24.99
Investment operations:

Net investment income[1]	0.67	1.23	1.24	1.10	0.90	0.58

Net realized and unrealized gain (loss)	(0.49)	0.10	0.53	0.20	(1.67)	(0.08)
Total from investment operations	0.18	1.33	1.77	1.30	(0.77)	0.50
Dividends and distributions to shareholders:

Net investment income	(0.68)	(1.17)	(1.25)	(1.09)	(0.91)	(0.63)

Capital gains	(0.03)	—	—	—	—	—
Total dividends and distributions to shareholders	(0.71)	(1.17)	(1.25)	(1.09)	(0.91)	(0.63)
Net asset value, end of period	$23.54	$24.07	$23.91	$23.39	$23.18	$24.86

TOTAL RETURN[2]	0.76%	5.68%	7.73%	5.92%	(3.15)%	1.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$251,923	$262,332	$54,997	$14,037	$20,859	$14,916

Ratios to average net assets of:

Expenses	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.44%[3,4]

Net investment income	5.72%[3]	5.14%	5.19%	4.90%	3.75%	3.30%[3]
Portfolio turnover rate[5]	34%	60%	57%	44%	55%	131%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$47.82	$47.89	$48.01	$48.21	$49.78	$49.98
Investment operations:

Net investment income[1]	0.68	1.18	0.95	0.77	0.68	0.54

Net realized and unrealized loss	(0.21)	(0.07)	(0.03)	(0.13)	(1.50)	(0.11)
Total from investment operations	0.47	1.11	0.92	0.64	(0.82)	0.43
Dividends and distributions to shareholders:

Net investment income	(0.68)	(1.18)	(1.04)	(0.84)	(0.75)	(0.63)

Return of capital	—	—	—	—	(0.00)[6]	—
Total dividends and distributions to shareholders	(0.68)	(1.18)	(1.04)	(0.84)	(0.75)	(0.63)
Net asset value, end of period	$47.61	$47.82	$47.89	$48.01	$48.21	$49.78

TOTAL RETURN[2]	1.00%	2.35%	1.93%	1.35%	(1.66)%	0.85%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$80,940	$52,606	$23,945	$24,005	$28,923	$4,978

Ratios to average net assets of:

Expenses	0.23%[3]	0.23%	0.23%	0.23%	0.23%	0.24%[3,4]

Net investment income	2.90%[3]	2.46%	1.99%	1.60%	1.39%	1.52%[3]
Portfolio turnover rate[5,7]	18%	81%	187%	226%	359%	243%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.43% for the WisdomTree Interest Rate Hedged High Yield Bond Fund and 0.23% for the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005

[7]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2019, August 31, 2018, August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 5%, 28%, 45%, 33%, 95% and 87%, respectively.

See Notes to Financial Statements.

WisdomTree Trust	157

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Negative Duration High Yield Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$21.12	$20.40	$19.42	$20.83	$22.99	$25.02
Investment operations:

Net investment income[1]	0.58	1.07	1.04	0.93	0.83	0.56

Net realized and unrealized gain (loss)	(0.60)	0.68	0.97	(1.41)	(2.17)	(1.96)
Total from investment operations	(0.02)	1.75	2.01	(0.48)	(1.34)	(1.40)
Dividends to shareholders:

Net investment income	(0.59)	(1.03)	(1.03)	(0.93)	(0.82)	(0.63)
Net asset value, end of period	$20.51	$21.12	$20.40	$19.42	$20.83	$22.99

TOTAL RETURN[2]	(0.06)%	8.72%	10.44%	(2.22)%	(5.91)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$53,329	$57,022	$16,319	$9,712	$12,499	$4,597

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.49%[3,4]

Net investment income	5.67%[3]	5.09%	5.03%	4.78%	3.82%	3.28%[3]
Portfolio turnover rate[5]	31%	98%	71%	43%	34%	182%

WisdomTree Negative Duration U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$43.38	$42.88	$42.26	$44.42	$46.65	$50.05
Investment operations:

Net investment income[1]	0.62	1.06	0.83	0.70	0.62	0.51

Net realized and unrealized gain (loss)	(0.26)	0.47	0.67	(2.07)	(2.18)	(3.30)
Total from investment operations	0.36	1.53	1.50	(1.37)	(1.56)	(2.79)
Dividends to shareholders:

Net investment income	(0.67)	(1.03)	(0.88)	(0.79)	(0.67)	(0.61)

Return of capital	—	—	(0.00)[6]	—	—	—
Total dividends and distributions to shareholders	(0.67)	(1.03)	(0.88)	(0.79)	(0.67)	(0.61)
Net asset value, end of period	$43.07	$43.38	$42.88	$42.26	$44.42	$46.65

TOTAL RETURN[2]	0.84%	3.58%	3.55%	(3.11)%	(3.36)%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$25,840	$30,367	$17,152	$12,679	$17,767	$4,665

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.29%[3,4]

Net investment income	2.87%[3]	2.44%	1.91%	1.61%	1.38%	1.48%[3]
Portfolio turnover rate[5,7]	63%	169%	209%	226%	424%	257%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.48% for the WisdomTree Negative Duration High Yield Bond Fund and 0.28% for the WisdomTree Negative Duration U.S. Aggregate Bond Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2019, August 31, 2018, August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 37%, 117%, 94%, 56%, 163% and 96%, respectively.

See Notes to Financial Statements.

158	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced Global Aggregate Bond Fund	For the Period December 13, 2018* through February 28, 2019 (unaudited)
Net asset value, beginning of period	$24.97
Investment operations:

Net investment income[1]	0.15

Net realized and unrealized gain	0.48
Total from investment operations	0.63
Dividends to shareholders:

Net investment income	(0.15)
Net asset value, end of period	$25.45

TOTAL RETURN[2]	2.52%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,545

Ratios to average net assets of:

Expenses, net of expense waivers	0.13%[3]

Expenses, prior to expense waivers	0.20%[3]

Net investment income	2.81%[3]
Portfolio turnover rate[4]	8%

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Period July 9, 2015* through August 31, 2015
Net asset value, beginning of period	$48.68	$50.94	$52.04	$49.64	$49.78
Investment operations:

Net investment income[1]	0.81	1.53	1.35	1.31	0.16

Net realized and unrealized gain (loss)	0.10	(2.26)	(0.85)	2.50	(0.18)
Total from investment operations	0.91	(0.73)	0.50	3.81	(0.02)
Dividends and distributions to shareholders:

Net investment income	(0.82)	(1.53)	(1.38)	(1.41)	(0.12)

Capital gains	—	—	(0.22)	—	—
Total dividends and distributions to shareholders	(0.82)	(1.53)	(1.60)	(1.41)	(0.12)
Net asset value, end of period	$48.77	$48.68	$50.94	$52.04	$49.64

TOTAL RETURN[2]	1.91%	(1.44)%	1.05%	7.81%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$487,707	$418,662	$168,105	$109,285	$4,964

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%[3]

Expenses, prior to expense waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%[3]

Net investment income	3.41%[3]	3.10%	2.69%	2.59%	2.21%[3]
Portfolio turnover rate[4,5]	34%	82%	134%	141%	51%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2019, August 31, 2018, August 31, 2017, August 31, 2016 and August 31, 2015 were 26%, 38%, 59%, 51% and 6%, respectively.

See Notes to Financial Statements.

WisdomTree Trust	159

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Period May 18, 2017* through August 31, 2017
Net asset value, beginning of period	$48.88	$50.25	$50.06
Investment operations:

Net investment income[1]	0.69	1.17	0.26

Net realized and unrealized gain (loss)	0.33	(1.41)	0.17
Total from investment operations	1.02	(0.24)	0.43
Dividends and distributions to shareholders:

Net investment income	(0.71)	(1.07)	(0.24)

Capital gains	—	(0.06)	—
Total dividends and distributions to shareholders	(0.71)	(1.13)	(0.24)
Net asset value, end of period	$49.19	$48.88	$50.25

TOTAL RETURN[2]	2.10%	(0.47)%	0.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$54,109	$39,104	$5,025
Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%[3]

Expenses, prior to expense waivers	0.20%[3]	0.20%	0.20%[3]

Net investment income	2.87%[3]	2.40%	1.76%[3]
Portfolio turnover rate[4,5]	39%	177%	44%

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Period February 1, 2018* through August 31, 2018
Net asset value, beginning of period	$26.40	$24.92
Investment operations:

Net investment income[1]	0.15	0.11

Net realized and unrealized gain (loss)	(3.39)	1.37
Total from investment operations	(3.24)	1.48
Dividends and distributions to shareholders:

Net investment income	(0.60)	—

Capital gains	(3.74)	—
Total dividends and distributions to shareholders	(4.34)	—
Net asset value, end of period	$18.82	$26.40

TOTAL RETURN[2]	(12.64)%	5.94%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$941	$5,279
Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[3]	0.43%[3]

Expenses, prior to expense waivers	0.49%[3]	0.49%[3]

Net investment income	1.29%[3]	0.73%[3]
Portfolio turnover rate[4]	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2019, August 31, 2018 and August 31, 2017 were 15%, 120% and 22%, respectively.

See Notes to Financial Statements.

160	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period February 24, 2016* through August 31, 2016
Net asset value, beginning of period	$30.57	$29.23	$27.05	$25.10
Investment operations:

Net investment income (loss)[1]	0.23	0.22	0.06	(0.02)

Net realized and unrealized gain (loss)	(2.52)	2.15	2.74	1.97
Total from investment operations	(2.29)	2.37	2.80	1.95
Dividends and distributions to shareholders:

Net investment income	(0.25)	(0.06)	—	—

Capital gains	(1.40)	(0.97)	(0.62)	—
Total dividends and distributions to shareholders	(1.65)	(1.03)	(0.62)	—
Net asset value, end of period	$26.63	$30.57	$29.23	$27.05

TOTAL RETURN[2]	(7.57)%	8.28%	10.52%	7.77%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$242,292	$238,434	$204,635	$16,229

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.44%[3]	0.44%	0.44%	0.44%[3]

Net investment income (loss)	1.65%[3]	0.76%	0.21%	(0.18)%[3]
Portfolio turnover rate[4]	0%	0%	0%	0%

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Net asset value, beginning of period	$40.57	$38.84	$41.12	$41.17	$42.15	$41.92
Investment operations:

Net investment income (loss)[1]	0.26	0.26	(0.07)	(0.33)	(0.40)	(0.39)

Net realized and unrealized gain (loss)	(0.61)	1.47	(2.21)	0.28	(0.58)	0.62
Total from investment operations	(0.35)	1.73	(2.28)	(0.05)	(0.98)	0.23
Dividends to shareholders:

Net investment income	(1.39)	—	—	—	—	—
Net asset value, end of period	$38.83	$40.57	$38.84	$41.12	$41.17	$42.15

TOTAL RETURN[2]	(0.86)%	4.45%	(5.54)%[5]	(0.12)%	(2.33)%	0.55%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$217,471	$160,250	$170,879	$180,941	$214,083	$177,043

Ratios to average net assets of:

Expenses, net of expense waivers	0.65%[3]	0.65%	0.65%	0.91%	0.95%	0.96%[6]

Expenses, prior to expense waivers	0.75%[3]	0.75%	0.75%	0.92%	0.95%	0.96%[6]

Net investment income (loss)	1.33%[3]	0.66%	(0.18)%	(0.80)%	(0.93)%	(0.94)%
Portfolio turnover rate[4]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.08% lower.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.95% and the expense ratio (prior to expense waivers) would have been 0.95%.

See Notes to Financial Statements.

WisdomTree Trust	161

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of February 28, 2019, the Trust consisted of 84 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 6, 2009
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund’’)	March 17, 2011
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund’’)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund’’)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund’’)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Yield Enhanced Global Aggregate Bond Fund (“Yield Enhanced Global Aggregate Bond Fund’’)	December 13, 2018
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund’’)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund’’)	May 18, 2017
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (“CBOE Russell 2000 PutWrite Strategy Fund’’)	February 1, 2018
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund’’)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund’’) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing

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Notes to Financial Statements (unaudited) (continued)

the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$44,338,215	$—
Exchange-Traded Fund	2,283,190	—	—
Total	$2,283,190	$44,338,215	$—
Unrealized Appreciation on Foreign Currency Contracts	—	547,832	—
Unrealized Depreciation on Foreign Currency Contracts	—	(105,041)	—
Total - Net	$2,283,190	$44,781,006	$—

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Notes to Financial Statements (unaudited) (continued)

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,902,427	$—
Exchange-Traded Fund	450,366	—	—
Repurchase Agreement	—	3,980,000	—
Total	$450,366	$11,882,427	$—
Unrealized Appreciation on Foreign Currency Contracts	—	287,856	—
Unrealized Depreciation on Foreign Currency Contracts	—	(37,880)	—
Total - Net	$450,366	$12,132,403	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$20,160,517	$—
Exchange-Traded Fund	1,169,194	—	—
Repurchase Agreement	—	9,165,000	—
Total	$1,169,194	$29,325,517	$—
Unrealized Appreciation on Foreign Currency Contracts	—	793,102	—
Unrealized Depreciation on Foreign Currency Contracts	—	(20,843)	—
Total - Net	$1,169,194	$30,097,776	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$12,509,663	$—
Exchange-Traded Fund	792,844	—	—
Repurchase Agreement	—	6,510,000	—
Total	$792,844	$19,019,663	$—
Unrealized Appreciation on Foreign Currency Contracts	—	116,609	—
Unrealized Depreciation on Foreign Currency Contracts	—	(73,063)	—
Total - Net	$792,844	$19,063,209	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,133,536	$—
Foreign Government Obligations	—	11,951,674	—
Supranational Bonds	—	741,047	—
Repurchase Agreement	—	2,600,000	—
Total	$—	$17,426,257	$—
Unrealized Appreciation on Foreign Currency Contracts	—	15,172	—
Unrealized Depreciation on Foreign Currency Contracts	—	(18,648)	—
Total - Net	$—	$17,422,781	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$447,707	$—
Foreign Corporate Bonds	—	37,992,007	—
Foreign Government Agencies	—	458,686	—
Foreign Government Obligations	—	1,436,597	—
Investment of Cash Collateral for Securities Loaned	—	1,222,615	—
Total	$—	$41,557,612	$—
Unrealized Appreciation on Futures Contracts	16,769	—	—
Unrealized Depreciation on Futures Contracts	(7,305)	—	—
Total - Net	$9,464	$41,557,612	$—

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Notes to Financial Statements (unaudited) (continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$1,122,149	$—
Foreign Government Obligations	—	159,932,767	—
Supranational Bonds	—	10,692,711	—
Repurchase Agreement	—	12,950,000	—
Total	$—	$184,697,627	$—
Unrealized Appreciation on Foreign Currency Contracts	—	541,804	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,610)	—
Total - Net	$—	$185,235,821	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,072,052,784	$—
Total	$—	$2,072,052,784	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$212,792,867	$—
Foreign Corporate Bonds	—	30,533,709	—
Investment of Cash Collateral for Securities Loaned	—	14,996,033	—
Total	$—	$258,322,609	$—
Unrealized Appreciation on Futures Contracts	251,365	—	—
Total - Net	$251,365	$258,322,609	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$24,009,776	$—
U.S. Government Obligations	—	28,416,502	—
Corporate Bonds	—	18,388,377	—
Foreign Corporate Bonds	—	3,038,349	—
Foreign Government Agencies	—	1,336,679	—
Foreign Government Obligations	—	811,560	—
Supranational Bonds	—	844,810	—
Commercial Mortgage-Backed Securities	—	1,527,210	—
Municipal Bonds	—	259,240	—
Asset-Backed Securities	—	370,995	—
Repurchase Agreement	—	1,750,000	—
Investment of Cash Collateral for Securities Loaned	—	152,740	—
Total	$—	$80,906,238	$—
Unrealized Appreciation on Futures Contracts	308,656	—	—
Total - Net	$308,656	$80,906,238	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$44,613,371	$21,598	*
Foreign Corporate Bonds	—	5,811,580	—
Investment of Cash Collateral for Securities Loaned	—	3,425,368	—
Total	$—	$53,850,319	$21,598
Unrealized Appreciation on Futures Contracts	386,685	—	—
Total - Net	$386,685	$53,850,319	$21,598

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Notes to Financial Statements (unaudited) (continued)

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$8,041,013	$—
U.S. Government Obligations	—	8,680,974	—
Corporate Bonds	—	5,599,601	—
Foreign Corporate Bonds	—	1,019,876	—
Foreign Government Agencies	—	293,890	—
Foreign Government Obligations	—	225,555	—
Supranational Bonds	—	319,296	—
Commercial Mortgage-Backed Securities	—	600,144	—
Municipal Bonds	—	72,955	—
Asset-Backed Securities	—	159,837	—
Investment of Cash Collateral for Securities Loaned	—	27,860	—
Total	$—	$25,041,001	$—
Unrealized Appreciation on Futures Contracts	224,359	—	—
U.S. Government Agencies Sold Short	—	(862,941)	—
Total - Net	$224,359	$24,178,060	$—

Yield Enhanced Global Aggregate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$348,632	$—
Foreign Government Agencies	—	61,714	—
Foreign Government Obligations	—	609,930	—
Supranational Bonds	—	64,979	—
Exchange-Traded Fund	1,447,217	—	—
Total	$1,447,217	$1,085,255	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,362	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,592)	—
Total - Net	$1,447,217	$1,091,025	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$120,349,645	$—
U.S. Government Obligations	—	91,278,423	—
Corporate Bonds	—	189,616,542	—
Foreign Corporate Bonds	—	34,220,465	—
Foreign Government Agencies	—	1,712,834	—
Foreign Government Obligations	—	11,085,779	—
Commercial Mortgage-Backed Securities	—	34,021,394	—
Municipal Bonds	—	1,741,935	—
Asset-Backed Securities	—	648,899	—
Investment of Cash Collateral for Securities Loaned	—	2,367,740	—
Total	$—	$487,043,656	$—
U.S. Government Agencies Sold Short	—	(786,492)	—
Total - Net	$—	$486,257,164	$—

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Notes to Financial Statements (unaudited) (continued)

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,266,165	$—
U.S. Government Obligations	—	17,981,058	—
Corporate Bonds	—	26,670,370	—
Foreign Corporate Bonds	—	4,336,934	—
Foreign Government Agencies	—	25,821	—
Foreign Government Obligations	—	758,512	—
Commercial Mortgage-Backed Securities	—	5,500,269	—
Asset-Backed Securities	—	651,792	—
Total	$—	$57,190,921	$—

CBOE Russell 2000 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$904,986	$—
Total	$—	$904,986	$—
Written Options	(7,770)	—	—
Total - Net	$(7,770)	$904,986	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$235,773,435	$—
Total	$—	$235,773,435	$—
Written Options	(1,660,040)	—	—
Total - Net	$(1,660,040)	$235,773,435	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$198,565,595	$—
Total	$—	$198,565,595	$—
Unrealized Appreciation on Foreign Currency Contracts	—	19,363	—
Unrealized Depreciation on Foreign Currency Contracts	—	(829,243)	—
Unrealized Appreciation on Futures Contracts	3,740,015	—	—
Unrealized Depreciation on Futures Contracts	(639,104)	—	—
Total - Net	$3,100,911	$197,755,715	$—
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

During the six months or period ended February 28, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended February 28, 2019 and open positions in such derivatives as of February 28, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 176. At February 28, 2019, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

As of February 28, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$547,832	Unrealized depreciation on foreign currency contracts	$105,041
Brazilian Real Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	287,856	Unrealized depreciation on foreign currency contracts	37,880
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	793,102	Unrealized depreciation on foreign currency contracts	20,843
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	116,609	Unrealized depreciation on foreign currency contracts	73,063
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	15,172	Unrealized depreciation on foreign currency contracts	18,648
Emerging Markets Corporate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	16,769	Unrealized depreciation on futures contracts*	7,305
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	541,804	Unrealized depreciation on foreign currency contracts	3,610
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	251,365	Unrealized depreciation on futures contracts*	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	308,656	Unrealized depreciation on futures contracts*	—
Negative Duration High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	386,685	Unrealized depreciation on futures contracts*	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	224,359	Unrealized depreciation on futures contracts*	—
Yield Enhanced Global Aggregate Bond Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8,362	Unrealized depreciation on foreign currency contracts	2,592
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts			Written options, at value	7,770
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts			Written options, at value	1,660,040
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	19,363	Unrealized depreciation on foreign currency contracts	829,243
	Unrealized appreciation on futures contracts*	708	Unrealized depreciation on futures contracts*	1,577
Commodity contracts	Unrealized appreciation on futures contracts*	3,739,307	Unrealized depreciation on futures contracts*	427,127
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	210,400
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 173 for additional information regarding balance sheet location of balances associated with futures contracts.

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Notes to Financial Statements (unaudited) (continued)

For the six months or period ended February 28, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$1,241,323	$(246,416)
Brazilian Real Strategy Fund
Foreign exchange contracts	122,950	1,194,942
Chinese Yuan Strategy Fund
Foreign exchange contracts	(917,822)	1,842,836
Emerging Currency Strategy Fund
Foreign exchange contracts	(427,179)	1,409,489
Asia Local Debt Fund
Foreign exchange contracts	(59,091)	43,995
Emerging Markets Corporate Bond Fund
Interest rate contracts	(59,100)	(7,255)
Emerging Markets Local Debt Fund
Foreign exchange contracts	(666,630)	1,393,385
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	(2,197,221)	506,535
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	(1,205,829)	418,200
Negative Duration High Yield Bond Fund
Interest rate contracts	(1,506,104)	561,321
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	(1,301,839)	325,443
Yield Enhanced Global Aggregate Bond Fund[3]
Foreign exchange contracts	(17,583)	5,770
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	(418,639)	(50,060)
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	(22,033,545)	(175,224)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	326,618	(690,205)
Commodity contracts	(2,580,621)	1,150,698
Interest rate contracts	(1,134,446)	(161,297)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from written options
Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts
Interest rate contracts	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from written options
Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts and foreign currency contracts
Commodity contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
[3]	For the period December 13, 2018 (commencement of operations) through February 28, 2019.

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During the six months or period ended February 28, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$83,923,173	$160,086,995	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	16,288,042	4,227,181	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	42,517,211	11,520,256	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	32,487,534	9,132,891	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	2,242,434	454,569	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	5,812,087	5,957,595	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	14,583,529	2,174,549	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	227,712,754	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	74,291,311	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	60,577,646	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	35,522,517	—
Yield Enhanced Global Aggregate Bond Fund[1]
Foreign exchange contracts	712,717	1,673,500	—	—	—
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	—	—	—	—	2,804,786
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	240,331,500
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	31,354,769	61,564,764	—
Foreign exchange contracts	12,269,076	19,212,868	1,143,257	51,196,060	—
Interest rate contracts	—	—	11,189,549	9,478,629	—
[1]	For the period December 13, 2018 (commencement of operations) through February 28, 2019.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as scientific amortization method). Payment-in-kind (‘‘PIK’’) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the

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difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Asia Local Debt Fund and the Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Yield Enhanced Global Aggregate Bond Fund utilized Forward Contracts to offset applicable foreign currency exposures on its international bonds. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the

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Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for ‘‘Net variation margin on futures contracts’’. The prior variation margins on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, ‘‘Cash’’ and/or ‘‘Deposits at broker for futures contracts’’. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — The CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) utilized option contracts by writing put options on the Russell 2000 Index and the S&P 500 Index, respectively, consistent with their investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is

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recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2019, the maximum payout for written put options for the CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund was $936,000 and $244,149,500, respectively. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master

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netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2019, the impact of netting

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of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$547,832	$(81,292)	$—	$466,540	$105,041	$(81,292)	$—	$23,749
Brazilian Real Strategy Fund
Repurchase Agreements	3,980,000	—	(3,980,000)[1]	—	—	—	—	—
Foreign Currency Contracts	287,856	(30,470)	—	257,386	37,880	(30,470)	—	7,410
Chinese Yuan Strategy Fund
Repurchase Agreements	9,165,000	—	(9,165,000)[1]	—	—	—	—	—
Foreign Currency Contracts	793,102	(20,843)	—	772,259	20,843	(20,843)	—	—
Emerging Currency Strategy Fund
Repurchase Agreements	6,510,000	—	(6,510,000)[1]	—	—	—	—	—
Foreign Currency Contracts	116,609	(18,113)	—	98,496	73,063	(18,113)	—	54,950
Asia Local Debt Fund
Repurchase Agreements	2,600,000	—	(2,600,000)[1]	—	—	—	—	—
Foreign Currency Contracts	15,172	(10,102)	—	5,070	18,648	(10,102)	—	8,546
Emerging Markets Corporate Bond Fund
Securities Lending	1,186,501	—	(1,186,501)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Repurchase Agreements	12,950,000	—	(12,950,000)[1]	—	—	—	—	—
Foreign Currency Contracts	541,804	(1,434)	—	540,370	3,610	(1,434)	—	2,176
Interest Rate Hedged High Yield Bond Fund
Securities Lending	14,374,261	—	(14,374,261)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	148,433	—	(148,433)[1]	—	—	—	—	—
Repurchase Agreements	1,750,000	—	(1,750,000)[1]	—	—	—	—	—
Negative Duration High Yield Bond Fund
Securities Lending	3,312,160	—	(3,312,160)[1]	—	—	—	—	—
Negative Duration U.S. Aggregate Bond Fund
Securities Lending	27,116	—	(27,116)[1]	—	—	—	—	—
Yield Enhanced Global Aggregate Bond Fund
Foreign Currency Contracts	8,362	(2,586)	—	5,776	2,592	(2,586)	—	6
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	2,293,300	—	(2,293,300)[1]	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Foreign Currency Contracts	19,363	(19,363)	—	—	829,243	(19,363)	(292,320)[1]	517,560
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior

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to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Yield Enhanced U.S. Short-Term Aggregate Bond Fund and Emerging Markets Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

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Notes to Financial Statements (unaudited) (continued)

counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Brazilian Real Strategy Fund	0.45%	—	—
Chinese Yuan Strategy Fund	0.45%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
Asia Local Debt Fund	0.55%	—	—
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—
Floating Rate Treasury Fund	0.15%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Negative Duration High Yield Bond Fund	0.48%	—	—
Negative Duration U.S. Aggregate Bond Fund	0.28%	—	—
Yield Enhanced Global Aggregate Bond Fund	0.20%	(0.07)%[2]	December 31, 2021
Yield Enhanced U.S. Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2019
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.20%	(0.08)%	December 31, 2019
CBOE Russell 2000 PutWrite Strategy Fund	0.49%	(0.06)%	December 31, 2019
CBOE S&P 500 PutWrite Strategy Fund	0.44%	(0.06)%	December 31, 2019
Managed Futures Strategy Fund (consolidated)	0.75%	(0.10)%	December 31, 2019
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in each Underlying Fund. For the period December 13, 2018 (commencement of operations) through February 28, 2019, the annualized AFFEs attributable to the Fund’s investment in the Underlying Fund were 0.07% of the Fund’s average net assets for the period.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances and/or to implement its investment strategy. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months or period ended February 28, 2019 are as follows:

Fund	Value at 8/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2019	Dividend Income
U.S. Dollar Bullish Fund
Floating Rate Treasury Fund	$4,012,880	$—	$1,730,105	$(2,140)	$2,555	$2,283,190	$35,939
Brazilian Real Strategy Fund
Floating Rate Treasury Fund	$450,195	$—	$—	$—	$171	$450,366	$4,541
Chinese Yuan Strategy Fund
Floating Rate Treasury Fund	$1,168,751	$—	$—	$—	$443	$1,169,194	$11,790
Emerging Currency Strategy Fund
Floating Rate Treasury Fund	$1,193,832	$—	$401,395	$(245)	$652	$792,844	$8,721
Yield Enhanced Global Aggregate Bond Fund[1]
Yield Enhanced U.S. Aggregate Bond Fund	$—	$1,608,486	$192,198	$3,105	$27,824	$1,447,217	$13,097
[1]	For the period December 13, 2018 (commencement of operations) through February 28, 2019.

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Notes to Financial Statements (unaudited) (continued)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of February 28, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets Local Debt Fund	76	$2,629	$77
Floating Rate Treasury Fund	665	16,685	159
Interest Rate Hedged High Yield Bond Fund	—	—	79
Yield Enhanced U.S. Aggregate Bond Fund	1,489	72,678	1,240
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	207	10,196	135
CBOE S&P 500 PutWrite Strategy Fund	330	8,775	543

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 28, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$1,730,105	$—	$—	$—	$—
Brazilian Real Strategy Fund	—	—	—	—	—	—
Chinese Yuan Strategy Fund	—	—	—	—	—	—
Emerging Currency Strategy Fund	—	401,395	—	—	—	—
Asia Local Debt Fund	2,599,230	3,704,718	—	—	—	—
Emerging Markets Corporate Bond Fund	10,128,353	9,851,306	251,579	1,790,856	—	—
Emerging Markets Local Debt Fund	28,403,347	24,531,728	—	—	13,776,438	15,540,162
Floating Rate Treasury Fund	—	—	1,429,088,117	929,982,555	1,446,212,011	144,336,332
Interest Rate Hedged High Yield Bond Fund	109,901,861	89,465,930	—	—	2,005,899	24,470,242
Interest Rate Hedged U.S. Aggregate Bond Fund	9,512,606	455,987	29,251,682	11,458,026	—	—
Negative Duration High Yield Bond Fund	26,097,269	17,041,574	—	—	—	12,524,203
Negative Duration U.S. Aggregate Bond Fund	4,631,353	2,436,487	15,902,651	15,383,954	—	8,284,501
Yield Enhanced Global Aggregate Bond Fund[1]	2,666,954	192,198	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund	49,282,120	32,777,050	148,989,246	104,349,612	37,249,041	28,951,788
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	6,646,415	1,893,253	12,954,539	13,565,318	19,765,872	11,625,116
CBOE Russell 2000 PutWrite Strategy Fund	—	—	—	—	—	—
CBOE S&P 500 PutWrite Strategy Fund	—	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—	—	—	—
[1]	For the period December 13, 2018 (commencement of operations) through February 28, 2019.

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Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At February 28, 2019, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$46,623,108	$—	$(1,703)	$(1,703)	$—	$—	$—	$(1,703)
Brazilian Real Strategy Fund	12,332,597	270	(74)	196	—	—	—	196
Chinese Yuan Strategy Fund	30,495,448	—	(737)	(737)	—	—	—	(737)
Emerging Currency Strategy Fund	19,812,999	—	(492)	(492)	36,320	(12,251)	24,069	23,577
Asia Local Debt Fund	18,317,238	111,782	(1,002,763)	(890,981)	14,809	(10,226)	4,583	(886,398)
Emerging Markets Corporate Bond Fund	41,845,562	447,998	(735,948)	(287,950)	—	—	—	(287,950)
Emerging Markets Local Debt Fund	211,613,267	2,276,302	(29,191,942)	(26,915,640)	154,252	(313)	153,939	(26,761,701)
Floating Rate Treasury Fund	2,072,144,711	70,243	(162,170)	(91,927)	—	—	—	(91,927)
Interest Rate Hedged High Yield Bond Fund	261,167,477	2,353,482	(5,198,350)	(2,844,868)	—	—	—	(2,844,868)
Interest Rate Hedged U.S. Aggregate Bond Fund	80,683,850	686,268	(463,880)	222,388	—	—	—	222,388
Negative Duration High Yield Bond Fund	54,461,367	515,541	(1,104,991)	(589,450)	—	—	—	(589,450)
Negative Duration U.S. Aggregate Bond Fund	25,059,524	190,144	(208,667)	(18,523)	535	(461)	74	(18,449)
Yield Enhanced Global Aggregate Bond Fund	2,476,635	56,582	(745)	55,837	—	—	—	55,837
Yield Enhanced U.S. Aggregate Bond Fund	492,560,588	2,169,768	(7,686,700)	(5,516,932)	844	—	844	(5,516,088)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	57,030,369	307,579	(147,027)	160,552	—	—	—	160,552
CBOE Russell 2000 PutWrite Strategy Fund	904,997	—	(11)	(11)	—	—	—	(11)
CBOE S&P 500 PutWrite Strategy Fund	235,777,795	—	(4,360)	(4,360)	—	—	—	(4,360)
Managed Futures Strategy Fund (consolidated)	267,398,182	5	(61,725,702)	(61,725,697)	—	—	—	(61,725,697)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. RECENT ACCOUNTING PRONOUNCEMENT

On August 17, 2018, the SEC voted to adopt amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements. All applicable amendments have been incorporated into the Trust’s financial statements and related disclosures.

8. SUBSEQUENT EVENT

The Board of Trustees, after careful consideration, has determined to close and liquidate the Asia Local Debt Fund and the Brazilian Real Strategy Fund.

The last day of secondary market trading of shares of the Funds on their respective exchanges was March 14, 2019. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. Each Fund was closed to new investors after the close of business on March 14, 2019. Beginning on or about this date, each Fund was in the process of liquidating its portfolio assets. This caused each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

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Notes to Financial Statements (unaudited) (concluded)

Shareholders that remained in the Funds had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on March 22, 2019 and were not charged any transaction fees by the Funds. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.

WisdomTree Trust	181

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements with respect to all Funds (except the WisdomTree Yield Enhanced Global Aggregate Bond Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 24-25, 2018 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of each series included in this report (except the WisdomTree Yield Enhanced Global Aggregate Bond Fund) (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the Funds , except the WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, and the Investment Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 2, 2018, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2018, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included either only actively-managed ETFs or a mix of actively-managed and passively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data (including actively-managed Funds with a peer group that included index-based funds) and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a

WisdomTree Trust	183

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreement with respect to the WisdomTree Yield Enhanced Global Aggregate Bond Fund

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 20-21, 2018, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective, index methodology and principal investment strategies and risks at a meeting of the Fund’s Investment Committee, a committee of Independent Trustees, held on June 20, 2018. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the WisdomTree Yield Enhanced Global Aggregate Bond Fund will be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of

184	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses.

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure consistency with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale.

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	185

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds will cease filing Form N-Q and will commence filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters will contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

186	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WTMF is speculative and involves a substantial degree of risk. WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2127

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 7, 2019

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 7, 2019